UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a Copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

December 31, 2017 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 94.3%
COMMON STOCK — 30.5%
Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd. ADR	202,600	$871,180
Harmony Gold Mining Co. Ltd. ADR	3,300	6,171

		877,351

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(b)	18,800	223,532

Total Africa		1,100,883

Asia — 1.5%
Automotive — 0.0%
Tata Motors Ltd. ADR (a)	100	3,307

Banking — 0.1%
ICICI Bank Ltd. ADR	10,800	105,084
Industrial & Commercial Bank of China Ltd. H Shares	1,925,000	1,543,146
Mitsubishi UFJ Financial Group, Inc.	452,300	3,291,821

		4,940,051

Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a)	300	2,364

Chemicals — 0.0%
Origin Agritech Ltd. (a)	100	85

Consumer Products — 0.1%
Japan Tobacco, Inc.	103,400	3,329,800

Consumer Services — 0.2%
New Oriental Education & Technology Group, Inc. ADR	46,200	4,342,800
RYB Education, Inc. ADR (a)	2,100	35,448
TAL Education Group ADR	148,300	4,405,993
Tarena International, Inc. ADR	7,200	107,928

		8,892,169

Design, Manufacturing & Distribution — 0.0%
Fabrinet (a)	12,800	367,360

Distributors—Consumer Staples — 0.1%
Mitsubishi Corp.	232,200	6,402,628

Electrical Equipment — 0.2%
Keyence Corp.	4,900	2,737,293
SMC Corp.	8,900	3,652,418
Toshiba Corp.	1,411,000	3,969,709

		10,359,420

Gaming, Lodging & Restaurants — 0.1%
China Lodging Group Ltd. ADR	9,400	1,357,642
Melco Crown Entertainment Ltd. ADR	160,600	4,663,824

		6,021,466

Hardware — 0.2%
AU Optronics Corp. ADR	22,200	92,352
LG Display Co. Ltd. ADR	10,900	149,984
Samsung Electronics Co. Ltd.	1,284	3,050,669
Sony Corp.	143,600	6,445,175

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Sony Corp. ADR	27,800	$1,249,610

		10,987,790

Health Care Facilities & Services — 0.0%
China Cord Blood Corp. (a)	5,900	58,705
iKang Healthcare Group, Inc. ADR (a)	300	4,740

		63,445

Insurance — 0.0%
Fanhua, Inc. (b)	2,000	43,240

Machinery — 0.0%
China Yuchai International Ltd. (b)	4,745	113,880
Hollysys Automation Technologies Ltd. (b)	6,800	151,436

		265,316

Media — 0.2%
58.com, Inc. ADR (a)	10,100	722,857
Autohome, Inc. ADR (a)	22,600	1,461,542
Leju Holdings Ltd. ADR (a)	800	1,152
Phoenix New Media Ltd. ADR (a)	2,100	13,629
Renren, Inc. ADR (a)	860	8,935
SINA Corp. (a)	38,900	3,902,059
Sogou, Inc. ADR (a)	600	6,942
Sohu.com, Inc. (a),(b)	12,900	559,215
Weibo Corp. ADR (a)	39,810	4,118,743
Yandex NV A Shares (a)	26,100	854,775

		11,649,849

Oil, Gas & Coal — 0.1%
China Petroleum & Chemical Corp. ADR	4,600	337,502
JXTG Holdings, Inc.	396,200	2,546,102

		2,883,604

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR (b)	600	31,092
Guangshen Railway Co. Ltd. ADR (b)	100	3,350

		34,442

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd. ADR (b)	11,200	76,272

Renewable Energy — 0.0%
Highpower International, Inc. (a)	200	740
JA Solar Holdings Co. Ltd. ADR (a)	23,700	176,802

		177,542

Retail—Discretionary — 0.1%
Alibaba Group Holding Ltd. ADR (a),(b),(c)	34,957	6,027,636
JD.com, Inc. ADR (a)	13,300	550,886

		6,578,522

Semiconductors — 0.0%
Advanced Semiconductor Engineering, Inc. ADR	1,400	9,072
ChipMOS Technologies, Inc. ADR	600	10,590
Kulicke & Soffa Industries, Inc. (a),(b)	19,600	476,966
Magnachip Semiconductor Corp. (a)	20,400	202,980
Silicon Motion Technology Corp. ADR	1,200	63,552
Siliconware Precision Industries Co. Ltd. ADR	20	168
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	21,600	856,440

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
United Microelectronics Corp. ADR	36,100	$86,279

		1,706,047

Software — 0.1%
Changyou.com Ltd. ADR (a),(b)	10,300	375,229
DeNA Co. Ltd. (c)	127,400	2,622,792
Momo, Inc. ADR (a)	49,900	1,221,552

		4,219,573

Technology Services — 0.0%
Infosys Ltd. ADR	28,500	462,270
WNS Holdings Ltd. ADR (a)	11,100	445,443

		907,713

Telecommunications — 0.0%
Aspire Holdings LLC Class A (a),(d)	1,502,082	2
China Mobile Ltd. ADR	100	5,054
China Telecom Corp. Ltd. ADR	900	42,723
KT Corp. ADR	4,800	74,928

		122,707

Total Asia		80,034,712

Europe — 0.9%
Automotive — 0.1%
Fiat Chrysler Automobiles NV	84,700	1,511,048

Biotechnology & Pharmaceuticals — 0.2%
Amarin Corp. PLC ADR (a)	33,000	132,330
AstraZeneca PLC ADR	7,900	274,130
GlaxoSmithKline PLC ADR	96,500	3,422,855
Grifols SA ADR	5,200	119,184
Novartis AG (d)	83,590	7,034,302
uniQure NV (a)	800	15,672

		10,998,473

Chemicals — 0.0%
Orion Engineered Carbons SA (b)	30,900	791,040

Commercial Services — 0.0%
Cimpress NV (a)	5,200	623,376

Consumer Products — 0.1%
Coca-Cola European Partners PLC	126,425	5,038,036
Unilever NV	24	1,352
Unilever PLC ADR	17,100	946,314

		5,985,702

Engineering & Construction Services — 0.1%
Abertis Infraestructuras SA	196,829	4,379,378

Hardware — 0.0%
Telefonaktiebolaget LM Ericsson ADR	2,100	14,028

Insurance — 0.0%
Aegon NV	5	32

Iron & Steel — 0.0%
Ternium SA ADR (b)	8,500	268,515

Machinery — 0.0%
Pentair PLC	200	14,124

Media — 0.0%
Trivago NV ADR (a)	18,500	126,540

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
WPP PLC ADR	3,900	$353,184

		479,724

Medical Equipment & Devices — 0.1%
Koninklijke Philips NV	3,600	136,080
Lonza Group AG (d)	20,290	5,472,340
Trinity Biotech PLC ADR (a),(b)	2,000	10,220

		5,618,640

Metals & Mining — 0.0%
Constellium NV Class A (a)	19,800	220,770
Randgold Resources Ltd. ADR	500	49,445

		270,215

Passenger Transportation — 0.0%
Ryanair Holdings PLC ADR (a)	9,975	1,039,295

Recreation Facilities & Services — 0.0%
Manchester United PLC Class A	1,200	23,760

Semiconductors — 0.3%
NXP Semiconductor NV (a),(b),(d)	99,665	11,669,775
STMicroelectronics NV	7,600	165,984

		11,835,759

Software — 0.0%
InterXion Holding NV (a)	12,900	760,197

Technology Services — 0.0%
Atento SA	200	2,030

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc. (b)	2,900	12,470
Diana Shipping, Inc. (a)	1,400	5,698
Golden Ocean Group Ltd. (a)	20	163
Navios Maritime Partners LP (a)	9,100	21,476
Safe Bulkers, Inc. (a)	23,400	75,582
Star Bulk Carriers Corp. (a)	2,620	29,501

		144,890

Utilities — 0.0%
National Grid PLC ADR	8	470

Total Europe		44,760,696

Middle East — 0.1%
Biotechnology & Pharmaceuticals — 0.1%
Teva Pharmaceutical Industries Ltd. ADR	162,600	3,081,270

Chemicals — 0.0%
Israel Chemicals Ltd.	100	404

Consumer Products — 0.0%
SodaStream International Ltd. (a)	700	49,238

Electrical Equipment — 0.0%
Camtek Ltd.	300	1,716
Orbotech Ltd. (a),(b)	17,100	859,104

		860,820

Hardware — 0.0%
Ceragon Networks Ltd. (a)	3,100	6,138
Radware Ltd. (a),(b)	8,400	162,960

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Silicom Ltd.	200	$14,022

		183,120

Home & Office Products — 0.0%
Caesarstone Sdot-Yam Ltd. (a)	14,600	321,200

Oil, Gas & Coal — 0.0%
Ocean Rig UDW, Inc. (a)	12,500	335,000

Semiconductors — 0.0%
Mellanox Technologies Ltd. (a)	17,100	1,106,370
Tower Semiconductor Ltd. (a)	10,900	371,472

		1,477,842

Software — 0.0%
Attunity Ltd. (a)	500	3,490
Check Point Software Technologies Ltd. (a)	100	10,362
NICE-Systems Ltd. ADR	100	9,191
Sapiens International Corp. NV (b)	1,300	14,976

		38,019

Technology Services — 0.0%
Magic Software Enterprises Ltd. (b)	600	5,070

Telecommunications — 0.0%
Allot Communications Ltd. (a)	900	4,797

Total Middle East		6,356,780

North America — 27.9%
Aerospace & Defense — 0.1%
Aerojet Rocketdyne Holdings (a)	400	12,480
Arconic, Inc.	35,005	953,886
Ducommun, Inc. (a),(b)	2,200	62,590
Esterline Technologies Corp. (a)	9,900	739,530
HEICO Corp.	3,800	358,530
Hexcel Corp.	13,500	834,975
Lockheed Martin Corp. (b)	4,799	1,540,719
Moog, Inc. Class A (a),(b)	3,300	286,605
TransDigm Group, Inc.	1,100	302,082
Woodward, Inc.	1,300	99,502

		5,190,899

Apparel & Textile Products — 0.4%
Cherokee, Inc. (a)	100	190
Crocs, Inc. (a)	31,300	395,632
Culp, Inc.	900	30,150
Fossil Group, Inc. (a)	29,100	226,107
Gildan Activewear, Inc.	1,200	38,760
Michael Kors Holdings Ltd. (a)	85,200	5,363,340
Nike, Inc. Class B	194,200	12,147,210
Perry Ellis International, Inc. (a),(b)	4,000	100,160
Rocky Brands, Inc.	300	5,670
Skechers U.S.A., Inc. Class A (a)	13,900	525,976
Unifi, Inc. (a)	1,200	43,044
Vince Holding Corp. (a)	306	1,894
Wolverine World Wide, Inc.	900	28,692

		18,906,825

Asset Management — 0.1%
Apollo Investment Corp.	39,897	225,817
Ares Capital Corp.	21,800	342,696
BlackRock Kelso Capital Corp. (b)	32,800	204,344
Capital Southwest Corp.	200	3,310

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Capitala Finance Corp.	8,800	$64,064
Fidus Investment Corp. (b)	6,400	97,152
Financial Engines, Inc.	1,400	42,420
FS Investment Corp.	1,800	13,230
Garrison Capital, Inc. (b)	3,100	25,141
Gladstone Capital Corp. (b)	6,400	58,944
Gladstone Investment Corp. (b)	6,600	73,656
Golub Capital BDC, Inc.	100	1,820
Hercules Technology Growth Capital, Inc.	14,700	192,864
Horizon Technology Finance Corp. (b)	2,400	26,928
KCAP Financial, Inc. (b)	4,600	15,686
Legg Mason, Inc.	1,300	54,574
Manning & Napier, Inc.	1,600	5,760
Medallion Financial Corp. (b)	4,400	15,664
Monroe Capital Corp.	3,800	52,250
MVC Capital, Inc. (b)	1,800	19,008
New Mountain Finance Corp.	100	1,355
Newtek Business Services Corp.	4,813	88,992
Oaktree Specialty Lending Corp.	300	1,467
OM Asset Management PLC	15,100	252,925
Oppenheimer Holdings, Inc. Class A (b)	2,900	77,720
PennantPark Floating Rate Capital Ltd. (b)	9,162	125,703
PennantPark Investment Corp. (b)	24,800	171,368
Prospect Capital Corp.	4,100	27,634
Safeguard Scientifics, Inc. (a)	700	7,840
Solar Capital Ltd. (b)	7,200	145,512
Solar Senior Capital Ltd.	2,400	42,624
Stellus Capital Investment Corp. (b)	4,500	59,130
TCP Capital Corp.	10,900	166,552
THL Credit, Inc. (b)	7,300	66,065
TICC Capital Corp. (b)	15,400	88,396
TPG Specialty Lending, Inc. (b)	2,300	45,540
Triangle Capital Corp.	900	8,541
TriplePoint Venture Growth BDC Corp.	3,400	43,146
WhiteHorse Finance, Inc. (b)	3,500	46,970

		3,002,808

Automotive — 0.1%
American Axle & Manufacturing Holdings, Inc. (a)	6,000	102,180
Cooper-Standard Holding, Inc. (a)	3,400	416,500
Ford Motor Co.	82,400	1,029,176
Goodyear Tire & Rubber Co.	18,400	594,504
Miller Industries, Inc.	100	2,580
Modine Manufacturing Co. (a)	13,800	278,760
Superior Industries International, Inc.	200	2,970
Tenneco, Inc.	2,000	117,080
Tower International, Inc. (b)	4,000	122,200

		2,665,950

Banking — 0.7%
Access National Corp.	400	11,136
Arrow Financial Corp. (b)	559	18,978
Associated Banc-Corp	300	7,620
Atlantic Capital Bancshares, Inc. (a)	3,200	56,320
Bancorp, Inc. (a),(b)	9,200	90,896
Bank Mutual Corp. (b)	3,400	36,210
Bank of Marin Bancorp	400	27,200
Bank of NT Butterfield & Son Ltd.	13,500	489,915
BankFinancial Corp.	1,255	19,252
BankUnited, Inc.	100	4,072
Beneficial Bancorp, Inc.	6,682	109,919
Bridge Bancorp, Inc.	200	7,000

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Bryn Mawr Bank Corp.	200	$8,840
Cadence BanCorp (a)	4,400	119,328
Capitol Federal Financial, Inc.	600	8,046
Centerstate Banks, Inc. (b)	29	746
Central Pacific Financial Corp. (b)	5,000	149,150
Charter Financial Corp. (b)	1,300	22,802
City Holding Co. (b)	100	6,747
Clifton Bancorp, Inc.	600	10,260
CoBiz Financial, Inc.	700	13,993
Comerica, Inc.	27,000	2,343,870
Commerce Bancshares, Inc.	16	893
East West Bancorp, Inc.	15,200	924,616
Enterprise Financial Services Corp.	500	22,575
Farmers Capital Bank Corp. (b)	100	3,850
FCB Financial Holdings, Inc. Class A (a)	6,000	304,800
Fidelity Southern Corp. (b)	2,800	61,040
Fifth Third Bancorp	19,900	603,766
Financial Institutions, Inc. (b)	1,800	55,980
First BanCorp (a),(b)	65,600	334,560
First Bancorp/Southern Pines	2,300	81,213
First Business Financial Services, Inc.	600	13,272
First Community Bancshares, Inc. (b)	800	22,984
First Defiance Financial Corp.	1,000	51,970
First Financial Corp.	400	18,140
First Financial Northwest, Inc. (b)	600	9,306
First Interstate BancSystem, Inc. Class A (b)	2,100	84,105
First Republic Bank	3,100	268,584
Flushing Financial Corp.	1,500	41,250
Green Bancorp, Inc. (a)	800	16,240
Guaranty Bancorp	400	11,060
Hanmi Financial Corp.	100	3,035
Heritage Commerce Corp.	3,600	55,152
Home BancShares, Inc.	81,030	1,883,948
HomeTrust Bancshares, Inc. (a)	200	5,150
Huntington Bancshares, Inc.	89,920	1,309,235
Independent Bank Corp. (b)	2,800	62,580
KeyCorp	162,296	3,273,510
Lakeland Bancorp, Inc.	1,000	19,250
Macatawa Bank Corp.	100	1,000
Mercantile Bank Corp.	1,100	38,907
Merchants Bancorp	100	1,968
Meridian Bancorp, Inc.	700	14,420
MidWestOne Financial Group, Inc.	300	10,059
National Bankshares, Inc. (b)	100	4,545
New York Community Bancorp, Inc.	143,009	1,861,977
Northrim BanCorp, Inc.	500	16,925
OceanFirst Financial Corp.	2,292	60,165
OFG Bancorp	300	2,820
Opus Bank (a)	1,500	40,950
Oritani Financial Corp.	9,100	149,240
PacWest Bancorp	1,205	60,732
Peapack Gladstone Financial Corp.	800	28,016
Peoples Bancorp, Inc.	500	16,310
Popular, Inc.	52,551	1,865,035
Preferred Bank (b)	800	47,024
Prosperity Bancshares, Inc.	6,200	434,434
QCR Holdings, Inc.	300	12,855
RBB Bancorp	200	5,474
Regions Financial Corp. (b)	91,800	1,586,304
Sandy Spring Bancorp, Inc.	400	15,608
Seacoast Banking Corp. of Florida (a)	1,300	32,773
Southside Bancshares, Inc.	615	20,713

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Sun Bancorp, Inc. (b)	120	$2,916
SunTrust Banks, Inc.	35,100	2,267,109
SVB Financial Group (a)	6,600	1,542,882
Synovus Financial Corp.	16,300	781,422
Trico Bancshares (b)	1,800	68,148
TriState Capital Holdings, Inc. (a),(b)	2,300	52,900
Triumph Bancorp, Inc. (a)	2,700	85,050
TrustCo Bank Corp.	700	6,440
United Bankshares, Inc.	53,374	1,854,747
US Bancorp (b)	182,000	9,751,560
Washington Trust Bancorp, Inc.	1,100	58,575
Waterstone Financial, Inc.	900	15,345
Western Alliance Bancorp (a)	9,281	525,490
Zions BanCorp.	21,700	1,103,011

		37,548,213

Biotechnology & Pharmaceuticals — 4.4%
AbbVie, Inc. (b),(d)	131,650	12,731,872
Aceto Corp.	12,900	133,257
Achillion Pharmaceuticals, Inc. (a)	1,400	4,032
Acorda Therapeutics, Inc. (a),(b)	4,000	85,800
Adverum Biotechnollogies, Inc. (a)	200	700
Agios Pharmaceuticals, Inc. (a)	1,500	85,755
Alkermes PLC (a)	8,400	459,732
Allergan PLC (d)	106,618	17,440,572
Alnylam Pharmaceuticals, Inc. (a)	100	12,705
Amgen, Inc. (b)	73,700	12,816,430
Anika Therapeutics, Inc. (a)	2,700	145,557
Antares Pharma, Inc. (a)	2,500	4,975
Array BioPharma, Inc. (a)	16,400	209,920
Athersys, Inc. (a)	600	1,086
BioCryst Pharmaceuticals, Inc. (a)	800	3,928
BioSpecifics Technologies Corp. (a),(b)	100	4,333
BioTime, Inc. (a)	100	215
Bioverativ, Inc. (a)	661	35,641
Bluebird Bio, Inc. (a)	16,800	2,992,080
Bristol-Myers Squibb Co. (b),(d)	113,710	6,968,149
Cambrex Corp. (a)	1,600	76,800
Celgene Corp. (a),(b),(d)	455,160	47,500,498
Chimerix, Inc. (a)	2,900	13,427
Concert Pharmaceuticals, Inc. (a)	2,100	54,327
Corcept Therapeutics, Inc. (a)	13,800	249,228
Corium International, Inc. (a)	1,700	16,337
Curis, Inc. (a)	24,000	16,800
Cytokinetics, Inc. (a)	500	4,075
CytomX Therapeutics, Inc. (a)	2,300	48,553
Eiger BioPharmaceuticals, Inc. (a)	20	279
Emergent Biosolutions, Inc. (a)	900	41,823
Exelixis, Inc. (a)	111,000	3,374,400
Fate Therapeutics, Inc. (a)	4,400	26,884
FibroGen, Inc. (a)	500	23,700
Five Prime Therapeutics, Inc. (a)	600	13,152
Gilead Sciences, Inc.	100	7,164
Halozyme Therapeutics, Inc. (a)	12,600	255,276
Ignyta, Inc. (a)	100	2,670
Immune Design Corp. (a)	1,800	7,020
ImmunoGen, Inc. (a)	10,000	64,100
Impax Laboratories, Inc. (a)	8,900	148,185
Incyte Corp. (a),(d)	189,080	17,907,767
Ionis Pharmaceuticals, Inc. (a)	3,300	165,990
Jazz Pharmaceuticals PLC (a)	7,300	982,945
Johnson & Johnson (b),(d)	132,150	18,463,998

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
KemPharm, Inc. (a)	100	$405
Lexicon Pharmaceuticals, Inc. (a)	15	148
Mallinckrodt PLC (a)	56,933	1,284,409
Merck & Co., Inc. (d)	478,330	26,915,629
OncoMed Pharmaceuticals, Inc. (a)	700	2,870
Otonomy, Inc. (a)	11,700	64,935
Pacira Pharmaceuticals, Inc. (a)	1,200	54,780
PDL BioPharma, Inc. (a),(b)	45,900	125,766
Phibro Animal Health Corp. Class A	600	20,100
Portola Pharmaceuticals, Inc. (a)	3,300	160,644
Prestige Brands Holdings, Inc. (a)	7,200	319,752
Ra Pharmaceuticals, Inc. (a)	1,100	9,350
Recro Pharma, Inc. (a)	300	2,775
Regeneron Pharmaceuticals, Inc. (a),(d)	48,050	18,064,878
REGENXBIO, Inc. (a)	1,100	36,575
Rigel Pharmaceuticals, Inc. (a)	300	1,164
Sangamo BioSciences, Inc. (a)	2,100	34,440
Seattle Genetics, Inc. (a)	10,100	540,350
Selecta Biosciences, Inc. (a)	800	7,848
Sierra Oncology, Inc. (a)	2,400	8,952
Spark Therapeutics, Inc. (a),(c)	39,268	2,019,161
Sucampo Pharmaceuticals, Inc. Class A (a)	9,100	163,345
Syros Pharmaceuticals, Inc. (a)	100	973
TESARO, Inc. (a)	22,613	1,873,939
United Therapeutics Corp. (a)	200	29,590
USANA Health Sciences, Inc. (a),(b)	4,300	318,415
Valeant Pharmaceuticals International, Inc. (a)	31,400	652,492
Verastem, Inc. (a)	7,200	22,104
Versartis, Inc. (a)	11,400	25,080
Vertex Pharmaceuticals, Inc. (a),(b),(d)	128,840	19,307,962
Veru, Inc. (a),(b)	500	575
WaVe Life Sciences Ltd. (a)	300	10,530
Zoetis, Inc. (b),(d)	239,730	17,270,149

		232,952,222

Chemicals — 0.5%
A Schulman, Inc.	1,900	70,775
AdvanSix, Inc. (a)	6,400	269,248
Air Products & Chemicals, Inc.	6,200	1,017,296
Ashland Global Holdings, Inc.	11,900	847,280
Cabot Corp.	12,500	769,875
Chemours Co.	57,000	2,853,420
CSW Industrials, Inc. (a)	300	13,785
Eastman Chemical Co.	1,200	111,168
FutureFuel Corp.	2,900	40,861
Huntsman Corp.	122,800	4,088,012
Ingevity Corp. (a)	2,500	176,175
KMG Chemicals, Inc.	1,800	118,944
Koppers Holdings, Inc. (a)	3,800	193,420
Kraton Performance Polymers, Inc. (a)	7,800	375,726
Kronos Worldwide, Inc.	2,600	67,002
Landec Corp. (a)	200	2,520
Lydall, Inc. (a)	2,400	121,800
LyondellBasell Industries NV Class A	15,800	1,743,056
Materion Corp.	100	4,860
Methanex Corp.	1,100	66,605
Minerals Technologies, Inc.	300	20,655
Monsanto Co. (b)	51,043	5,960,801
Mosaic Co.	8,300	212,978
Nexeo Solutions, Inc. (a)	1,900	17,290
OMNOVA Solutions, Inc. (a)	6,500	65,000
PPG Industries, Inc.	26,700	3,119,094

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
RPM International, Inc.	1,300	$68,146
Sherwin-Williams Co.	100	41,004
Stepan Co. (b)	2,300	181,631
Univar, Inc. (a)	3,200	99,072
Valhi, Inc.	200	1,234
Valvoline, Inc.	12,676	317,661
Versum Materials, Inc.	14,500	548,825
Westlake Chemical Corp.	2,100	223,713
WR Grace & Co.	21,400	1,500,782

		25,329,714

Commercial Services — 0.1%
Acacia Research Corp. (a)	2,700	10,935
Alarm.com Holdings, Inc. (a)	5,500	207,625
ARAMARK Holdings Corp.	7,700	329,098
ARC Document Solutions, Inc. (a),(b)	8,500	21,675
Brady Corp. Class A	5,800	219,820
Care.com, Inc. (a)	9,400	169,576
CBIZ, Inc. (a),(b)	4,300	66,435
Collectors Universe, Inc. (b)	700	20,048
CorVel Corp. (a)	900	47,610
CRA International, Inc. (b)	1,800	80,910
Cross Country Healthcare, Inc. (a)	2,400	30,624
GP Strategies Corp. (a),(b)	100	2,320
Hackett Group, Inc. (b)	5,200	81,692
Heidrick & Struggles International, Inc. (b)	600	14,730
Hill International, Inc. (a)	300	1,635
HMS Holdings Corp. (a)	5,400	91,530
Huron Consulting Group, Inc. (a)	3,600	145,620
Information Services Group, Inc. (a)	1,500	6,255
Insperity, Inc.	800	45,880
KAR Auction Services, Inc.	34,500	1,742,595
Kelly Services, Inc. Class A	3,200	87,264
LSC Communications, Inc.	400	6,060
Navigant Consulting, Inc. (a),(b)	9,900	192,159
Resources Connection, Inc. (b)	600	9,270
RPX Corp. (b)	7,000	94,080
ServiceMaster Global Holdings, Inc. (a)	2,100	107,667
SP Plus Corp. (a)	4,300	159,530
TriNet Group, Inc. (a)	5,400	239,436
TrueBlue, Inc. (a)	1,400	38,500
Vectrus, Inc. (a)	1,100	33,935
Viad Corp.	3,200	177,280

		4,481,794

Construction Materials — 0.0%
Carlisle Cos., Inc.	800	90,920
Continental Building Products, Inc. (a),(b)	11,800	332,170
Deltic Timber Corp.	100	9,155
MDU Resources Group, Inc.	700	18,816
Ply Gem Holdings, Inc. (a)	1,000	18,500
Universal Forest Products, Inc.	10,100	379,962

		849,523

Consumer Products — 0.8%
Archer-Daniels-Midland Co.	1,100	44,088
Boston Beer Co., Inc. Class A (a)	5,100	974,610
Central Garden and Pet Co. Class A (a),(b)	4,200	158,382
Church & Dwight Co., Inc.	16,800	842,856
Clearwater Paper Corp. (a)	300	13,620
Clorox Co. (The)	36,225	5,388,107
Colgate-Palmolive Co.	200	15,090

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Cott Corp.	62,700	$1,044,582
Craft Brew Alliance, Inc. (a)	200	3,840
DavidsTea, Inc. (a)	400	1,560
Dean Foods Co.	1,800	20,808
Dr Pepper Snapple Group, Inc.	9,800	951,188
Edgewell Personal Care Co. (a)	4,400	261,316
Helen of Troy Ltd. (a)	700	67,445
Hershey Co.	2	227
JM Smucker Co.	34,500	4,286,280
Kimberly-Clark Corp.	80,000	9,652,800
Kraft Heinz Co.	24,326	1,891,590
Molson Coors Brewing Co. Class B	12,500	1,025,875
Mondelez International, Inc. Class A (b)	40,800	1,746,240
Monster Beverage Corp. (a),(b)	66,800	4,227,772
PepsiCo, Inc.	200	24,056
Philip Morris International, Inc. (b)	46,500	4,912,725
Pinnacle Foods, Inc.	46,969	2,793,246
Primo Water Corp. (a)	8,600	108,102
Sanderson Farms, Inc.	3,300	457,974
Senomyx, Inc. (a)	5,100	6,630
Simply Good Foods Co. (The) (a)	1,700	24,242
Spectrum Brands Holdings, Inc.	800	89,920
Vector Group Ltd. (b)	26,122	584,610

		41,619,781

Consumer Services — 0.0%
American Public Education, Inc. (a),(b)	1,800	45,090
Bridgepoint Education, Inc. (a),(b)	12,900	107,070
Capella Education Co.	1,800	139,320
Carriage Services, Inc.	3,600	92,556
K12, Inc. (a),(b)	6,600	104,940
Matthews International Corp. Class A	1,800	95,040
Regis Corp. (a)	5,600	86,016
Universal Technical Institute, Inc. (a),(b)	1,000	2,400
Weight Watchers International, Inc. (a)	15,800	699,624

		1,372,056

Containers & Packaging — 0.3%
Berry Plastics Group, Inc. (a),(b)	164,954	9,677,851
Crown Holdings, Inc. (a)	1,200	67,500
Graphic Packaging Holding Co.	78,800	1,217,460
Greif, Inc. Class A	600	36,348
Myers Industries, Inc.	300	5,850
Silgan Holdings, Inc.	3,800	111,682
WestRock Co.	48,700	3,078,327

		14,195,018

Design, Manufacturing & Distribution — 0.2%
Avnet, Inc.	74,717	2,960,288
Benchmark Electronics, Inc. (a)	3,700	107,670
Celestica, Inc. (a)	32,500	340,600
Flextronics International Ltd. (a),(b)	147,900	2,660,721
Jabil Circuit, Inc.	32,800	861,000
Sanmina Corp. (a),(b)	12,300	405,900
SYNNEX Corp.	4,900	666,155

		8,002,334

Distributors—Consumer Staples — 0.1%
Andersons, Inc. (b)	1,000	31,150
Bunge Ltd.	2,700	181,116
Performance Food Group Co. (a)	26,700	883,770

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Sysco Corp.	36,800	$2,234,864
United Natural Foods, Inc. (a)	500	24,635
US Foods Holding Corp. (a)	124,300	3,968,899

		7,324,434

Distributors—Discretionary — 0.0%
ePlus, Inc. (a)	100	7,520
Essendant, Inc.	6,200	57,474
FTD Cos., Inc. (a)	5,400	38,826
PCM, Inc. (a)	2,600	25,740
ScanSource, Inc. (a),(b)	1,200	42,960

		172,520

Electrical Equipment — 0.4%
Acuity Brands, Inc.	3,500	616,000
Allegion PLC	2,300	182,988
Bel Fuse, Inc. Class B	100	2,518
Cognex Corp.	3,500	214,060
Cree, Inc. (a)	15,300	568,242
Eaton Corp. PLC	29,700	2,346,597
FARO Technologies, Inc. (a)	3,200	150,400
Fortive Corp.	3,000	217,050
General Electric Co.	631,492	11,019,535
Houston Wire & Cable Co. (a),(b)	1,200	8,640
Ingersoll-Rand PLC	57,900	5,164,101
Kimball Electronics, Inc. (a)	100	1,825
Lennox International, Inc.	900	187,434
LSI Industries, Inc.	3,200	22,016
Powell Industries, Inc.	500	14,325
Rockwell Automation, Inc.	14,800	2,905,980
Stoneridge, Inc. (a)	2,900	66,294

		23,688,005

Engineering & Construction Services — 0.0%
AECOM Technology Corp. (a)	4	148
Comfort Systems USA, Inc. (b)	2,000	87,300
Great Lakes Dredge & Dock Corp. (a)	2,300	12,420
Jacobs Engineering Group, Inc.	6,000	395,760
Layne Christensen Co. (a)	5,100	64,005
MasTec, Inc. (a)	700	34,265
Mistras Group, Inc. (a)	2,800	65,716
MYR Group, Inc. (a),(b)	3,200	114,336
Orion Marine Group, Inc. (a),(b)	4,400	34,452
Primoris Services Corp.	1,300	35,347
Quanta Services, Inc. (a)	7,800	305,058
Sterling Construction Co., Inc. (a)	8,100	131,868
TopBuild Corp. (a)	55	4,166

		1,284,841

Forest & Paper Products — 0.0%
Mercer International, Inc. (b)	11,000	157,300
Resolute Forest Products, Inc. (a)	9,400	103,870
Verso Corp. (a)	20,400	358,428

		619,598

Gaming, Lodging & Restaurants — 1.1%
BJ’s Restaurants, Inc.	300	10,920
Bloomin’ Brands, Inc.	3,500	74,690
Bojangles’, Inc. (a)	11,100	130,980
Boyd Gaming Corp.	23,900	837,695
Bravo Brio Restaurant Group, Inc. (a),(b)	1,800	4,500

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Carnival Corp.	14,000	$929,180
Carrols Restaurant Group, Inc. (a)	12,200	148,230
Century Casinos, Inc. (a)	700	6,391
Cheesecake Factory, Inc. (The)	10,400	501,072
Choice Hotels International, Inc.	6,100	473,360
Cracker Barrel Old Country Store, Inc.	900	143,001
Darden Restaurants, Inc.	17,001	1,632,436
Del Frisco’s Restaurant Group, Inc. (a),(b)	7,400	112,850
Del Taco Restaurants, Inc. (a)	500	6,060
Domino’s Pizza, Inc.	1,900	359,024
El Pollo Loco Holdings, Inc. (a)	4,500	44,550
Eldorado Resorts, Inc. (a)	41,765	1,384,510
Famous Dave’s of America, Inc. (a)	900	5,940
Fogo De Chao, Inc. (a)	100	1,160
Habit Restaurants, Inc. (The) Class A (a)	900	8,595
Hilton Grand Vacations, Inc. (a)	4,700	197,165
Hilton Worldwide Holdings, Inc.	18,401	1,469,504
Hyatt Hotels Corp. Class A (a)	15,100	1,110,454
J Alexander’s Holdings, Inc. (a)	1,100	10,670
Kona Grill, Inc. (a)	1,200	2,100
La Quinta Holdings, Inc. (a)	58,200	1,074,372
Marriott International, Inc. Class A	83,114	11,281,063
McDonald’s Corp. (b)	123,700	21,291,244
Monarch Casino & Resort, Inc. (a)	1,600	71,712
Norwegian Cruise Line Holdings Ltd. (a)	8,400	447,300
Penn National Gaming, Inc. (a)	15,900	498,147
Pinnacle Entertainment, Inc. (a)	25,800	844,434
Playa Hotels & Resorts NV (a)	4,500	48,555
Potbelly Corp. (a)	3,200	39,360
Restaurant Brands International	8,721	536,167
Ruth’s Hospitality Group, Inc.	5,900	127,735
Scientific Games Corp. Class A (a)	9,900	507,870
Shake Shack, Inc. Class A (a)	11,700	505,440
Sonic Corp.	1,100	30,228
Wingstop, Inc.	10,500	409,290
Wyndham Worldwide Corp.	10,800	1,251,396
Wynn Resorts Ltd.	15,100	2,545,709
Yum China Holdings, Inc.	85,400	3,417,708
Yum! Brands, Inc. (b)	72,900	5,949,369

		60,482,136

Hardware — 0.9%
A10 Networks, Inc. (a)	21,800	168,296
ADTRAN, Inc.	400	7,740
Aerohive Networks, Inc. (a)	1,000	5,830
Apple, Inc.	18,286	3,094,540
Arista Networks, Inc. (a),(b)	14,600	3,439,468
ARRIS International plc (a)	72,110	1,852,506
CalAmp Corp. (a)	4,800	102,864
Ciena Corp. (a)	2,200	46,046
Clearfield, Inc. (a)	1,100	13,475
Comtech Telecommunications Corp. (b)	7,100	157,052
Corning, Inc.	24,400	780,556
Cray, Inc. (a)	1,500	36,300
Daktronics, Inc. (b)	3,600	32,868
Dolby Laboratories, Inc. Class A (b)	15,700	973,400
Eastman Kodak Co. (a)	4,200	13,020
Electronics For Imaging, Inc. (a)	19,400	572,882
Emcore Corp. (a)	12,100	78,045
Extreme Networks (a)	49,600	620,992
F5 Networks, Inc. (a)	28,700	3,766,014
Finisar Corp. (a)	36,700	746,845

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Fitbit, Inc. (a)	17,400	$99,354
Harmonic, Inc. (a)	4,600	19,320
Hewlett Packard Enterprise Co.	123,900	1,779,204
HP, Inc. (b)	298,100	6,263,081
InterDigital, Inc.	9,100	692,965
Juniper Networks, Inc.	153,300	4,369,050
Knowles Corp. (a)	4,613	67,627
KVH Industries, Inc. (a)	700	7,245
LightPath Technologies, Inc. Class A (a)	800	1,776
Mitel Networks Corp. (a)	22	181
NCR Corp. (a)	3,400	115,566
NetApp, Inc.	100	5,532
NETGEAR, Inc. (a)	7,300	428,875
Pitney Bowes, Inc.	11,800	131,924
Pure Storage, Inc. Class A (a)	50,000	793,000
Quantenna Communications, Inc. (a)	1,400	17,080
Quantum Corp. (a)	737	4,149
Radisys Corp. (a)	17,400	17,487
Seagate Technology PLC	141,100	5,903,624
Sierra Wireless, Inc. (a)	2,200	44,990
Stratasys Ltd. (a)	6,171	123,173
Telenav, Inc. (a),(b)	2,600	14,300
Viavi Solutions, Inc. (a),(b)	52,700	460,598
Vicor Corp. (a),(b)	500	10,450
Vishay Precision Group, Inc. (a),(b)	1,300	32,695
Vocera Communications, Inc. (a)	5,500	166,210
VOXX International Corp. (a),(b)	4,800	26,880
Western Digital Corp.	97,000	7,714,410
Xerox Corp.	35,825	1,044,299

		46,863,784

Health Care Facilities & Services — 2.0%
Addus HomeCare Corp. (a),(b)	1,100	38,280
Aetna, Inc.	33,300	6,006,987
AmerisourceBergen Corp.	21,741	1,996,259
Anthem, Inc. (d)	44,340	9,976,943
BioScrip, Inc. (a)	7,500	21,825
Cardinal Health, Inc.	5,500	336,985
Centene Corp. (a)	15	1,513
Civitas Solutions, Inc. (a)	1,400	23,940
Community Health Systems, Inc. (a)	7,600	32,376
Digirad Corp. (b)	1,900	4,893
Enzo Biochem, Inc. (a)	6,700	54,605
Express Scripts Holding Co. (a)	26,000	1,940,640
Five Star Quality Care, Inc. (a)	2,178	3,267
HCA Holdings, Inc. (a)	10,500	922,320
Henry Schein, Inc. (a)	81,600	5,702,208
Humana, Inc. (b),(d)	46,730	11,592,311
Iqvia Holdings, Inc. (a),(b),(d)	194,580	19,049,382
Laboratory Corp. of America Holdings (a),(b),(d)	157,210	25,076,567
LHC Group, Inc. (a)	1,200	73,500
Magellan Health, Inc. (a)	4,800	463,440
McKesson Corp.	100	15,595
Medpace Holdings, Inc. (a)	200	7,252
Molina Healthcare, Inc. (a)	700	53,676
OvaScience, Inc. (a)	4,800	6,720
Owens & Minor, Inc.	36,700	692,896
Patterson Cos., Inc.	16,500	596,145
Premier, Inc. Class A (a)	1,500	43,785
Providence Service Corp. (a)	500	29,670
Quorum Health Corp. (a)	400	2,496
RadNet, Inc. (a),(b)	8,200	82,820

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Select Medical Holdings Corp. (a)	400	$7,060
Tivity Health, Inc. (a),(b)	15,000	548,250
Triple-S Management Corp. B Shares (a),(b)	6,900	171,465
UnitedHealth Group, Inc. (b),(d)	77,370	17,056,990
Universal Health Services, Inc. Class B	100	11,335
WellCare Health Plans, Inc. (a)	10,200	2,051,322

		104,695,718

Home & Office Products — 0.2%
ACCO Brands Corp. (a)	4,600	56,120
American Woodmark Corp. (a)	300	39,075
Armstrong Flooring, Inc. (a)	5,100	86,292
Fortune Brands Home & Security, Inc.	100	6,844
Herman Miller, Inc.	500	20,025
HNI Corp.	200	7,714
JELD-WEN Holding, Inc. (a)	800	31,496
KB Home	22,900	731,655
Kimball International, Inc. Class B (b)	3,400	63,478
Knoll, Inc.	3,300	76,032
Masco Corp. (b)	110,100	4,837,794
Masonite International Corp. (a)	700	51,905
New Home Co., Inc. (a)	800	10,024
PGT, Inc. (a)	300	5,055
PulteGroup, Inc.	4,100	136,325
Quanex Building Products Corp.	3,000	70,200
Steelcase, Inc. Class A	6,500	98,800
Toll Brothers, Inc.	30,600	1,469,412
Whirlpool Corp. (b)	14,400	2,428,416

		10,226,662

Industrial Services — 0.2%
AMERCO	300	113,373
CAI International, Inc. (a)	10,200	288,864
H&E Equipment Services, Inc.	7,600	308,940
HD Supply Holdings, Inc. (a)	22,400	896,672
Herc Holdings, Inc. (a)	3,154	197,472
McGrath RentCorp	500	23,490
SiteOne Landscape Supply, Inc. (a)	5,900	452,530
Textainer Group Holdings Ltd. (a)	200	4,300
Titan Machinery, Inc. (a)	7,600	160,892
Triton International Ltd.	16,700	625,415
United Rentals, Inc. (a)	23,800	4,091,458
Watsco, Inc.	2	340
WESCO International, Inc. (a),(b)	11,500	783,725
WW Grainger, Inc.	699	165,139

		8,112,610

Institutional Financial Services — 0.0%
Cowen Group, Inc. Class A (a)	25	341
Gain Capital Holdings, Inc.	800	8,000
INTL. FCStone, Inc. (a),(b)	600	25,518
LPL Financial Holdings, Inc.	500	28,570
NASDAQ OMX Group, Inc.	26,700	2,051,361
Piper Jaffray Cos.	500	43,125
PJT Partners, Inc.	100	4,560

		2,161,475

Insurance — 0.4%
Allstate Corp.	19,300	2,020,903
Ambac Financial Group, Inc. (a)	3,300	52,734
American Equity Investment Life Holding Co.	12,500	384,125

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
AMERISAFE, Inc.	1,500	$92,400
AmTrust Financial Services, Inc.	7,600	76,532
Argo Group International Holdings Ltd.	100	6,165
Aspen Insurance Holdings Ltd.	16,800	682,080
Assured Guaranty Ltd.	18,000	609,660
Atlas Financial Holdings, Inc. (a)	300	6,165
Axis Capital Holdings Ltd.	64,412	3,237,347
Baldwin & Lyons, Inc. Class B	800	19,160
Brighthouse Financial, Inc. (a)	4,800	281,472
Citizens, Inc. (a)	200	1,470
Crawford & Co. Class B	100	962
eHealth, Inc. (a)	4,700	81,639
Employers Holdings, Inc. (b)	2,800	124,320
Federated National Holding Co.	200	3,314
Genworth Financial, Inc. Class A (a)	4,600	14,306
Greenlight Capital Re Ltd. A Shares (a)	4,500	90,450
Hanover Insurance Group, Inc.	4,800	518,784
Kinsale Capital Group, Inc.	1,800	81,000
Lincoln National Corp. (b)	40,000	3,074,800
Maiden Holdings Ltd. (b)	20,200	133,320
Mercury General Corp.	200	10,688
NMI Holdings, Inc. Class A (a)	16,700	283,900
Old Republic International Corp.	100	2,138
Prudential Financial, Inc.	31,600	3,633,368
Radian Group, Inc.	23,200	478,152
State Auto Financial Corp. (b)	82	2,388
Third Point Reinsurance Ltd. (a)	400	5,860
Trupanion, Inc. (a)	7,400	216,598
Universal Insurance Holdings, Inc.	1,000	27,350
Validus Holdings Ltd.	54,565	2,560,190
Voya Financial, Inc.	39,400	1,949,118

		20,762,858

Iron & Steel — 0.0%
Haynes International, Inc.	600	19,230
Northwest Pipe Co. (a)	1,200	22,968
Nucor Corp.	12,700	807,466
Ryerson Holding Corp. (a)	3,100	32,240
Shiloh Industries, Inc. (a)	600	4,920
Warrior Met Coal, Inc.	26,400	663,960
Worthington Industries, Inc.	100	4,406

		1,555,190

Leisure Products — 0.2%
Acushnet Holdings Corp.	400	8,432
Brunswick Corp.	49,500	2,733,390
Camping World Holdings, Inc. Class A	15,000	670,950
Clarus Corp. (a)	3,600	28,260
Funko, Inc. Class A (a)	1,000	6,650
Hasbro, Inc.	40,900	3,717,401
JAKKS Pacific, Inc. (a)	4,300	10,105
Mattel, Inc.	119,937	1,844,631
MCBC Holdings, Inc. (a)	5,500	122,210

		9,142,029

Machinery — 0.3%
AGCO Corp.	16,300	1,164,309
Briggs & Stratton Corp.	10,000	253,700
Colfax Corp. (a)	2,100	83,202
Columbus McKinnon Corp.	1,600	63,968
Crane Co.	800	71,376
Deere & Co.	17,400	2,723,274

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Flowserve Corp.	44,819	$1,888,224
Gardner Denver Holdings, Inc. (a)	700	23,751
Graco, Inc.	8,500	384,370
Graham Corp. (b)	1,200	25,116
Hillenbrand, Inc.	15,800	706,260
Hyster-Yale Materials Handling, Inc. (b)	400	34,064
Ichor Holdings Ltd. (a)	1,200	29,520
ITT, Inc.	1,300	69,381
Lincoln Electric Holdings	4,800	439,584
Lindsay Corp.	200	17,640
Milacron Holdings Corp. (a)	11,000	210,540
MSA Safety, Inc.	1,600	124,032
MTS Systems Corp.	1,600	85,920
Mueller Water Products, Inc. Class A	6,300	78,939
Nordson Corp.	5,100	746,640
Oshkosh Corp.	23,800	2,163,182
Rexnord Corp. (a)	13,800	359,076
Sensata Technologies Holding NV (a)	37,500	1,916,625
SPX FLOW, Inc. (a)	5,100	242,505
Toro Co.	18,900	1,232,847
Welbilt, Inc. (a)	100	2,351
Xerium Technologies, Inc. (a),(b)	1,500	6,390

		15,146,786

Manufactured Goods — 0.0%
Aegion Corp. (a),(b)	3,700	94,091
Atkore International Group, Inc. (a)	6,400	137,280
Chart Industries, Inc. (a),(b)	4,300	201,498
Core Molding Technologies, Inc.	400	8,680
DMC Global, Inc. (b)	1,600	40,080
EnPro Industries, Inc.	400	37,404
Gibraltar Industries, Inc. (a),(b)	6,700	221,100
Global Brass & Copper Holdings, Inc.	3,400	112,540
Insteel Industries, Inc.	1,300	36,816
LB Foster Co. Class A (a)	2,300	62,445
NCI Building Systems, Inc. (a)	3,200	61,760
Rogers Corp. (a)	3,100	501,952
Valmont Industries, Inc.	3,900	646,815

		2,162,461

Media — 1.0%
AutoWeb, Inc. (a),(b)	3,500	31,535
Boingo Wireless, Inc. (a),(b)	14,700	330,750
Cars.com, Inc. (a)	21,200	611,408
Central European Media Enterprises Ltd. A Shares (a)	5,200	24,180
Charter Communications, Inc. Class A (a)	40	13,438
Clear Channel Outdoor Holdings, Inc. Class A (b)	5,500	25,300
Comcast Corp. Class A	338,200	13,544,910
DHI Group, Inc. (a)	13,300	25,270
Discovery Communications, Inc. Class A (a)	300	6,714
DISH Network Corp. Class A (a)	39,300	1,876,575
Entravision Communications Corp. Class A	2,100	15,015
Gannett Co., Inc.	200	2,318
GoDaddy, Inc. Class A (a)	45,900	2,307,852
Harte-Hanks, Inc. (a),(b)	3,900	3,700
Interpublic Group of Cos., Inc.	15,400	310,464
Lee Enterprises, Inc. (a)	300	705
Liberty Broadband Corp. Class A (a),(b),(d)	5,333	453,572
Liberty Broadband Corp. Class C (a),(b),(d)	13,265	1,129,647
Liberty SiriusXM Group Class A (a),(b),(d)	36,575	1,450,564
Liberty SiriusXM Group Class C (a),(b),(d)	32,973	1,307,709
Liberty TripAdvisor Holdings, Inc. Class A (a)	15,700	147,973

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Lions Gate Entertainment Corp. Class A (a)	300	$10,143
Marchex, Inc. Class B (a)	2,600	8,398
Marin Software, Inc. (a)	442	4,862
Match Group, Inc. (a)	35,000	1,095,850
McClatchy Co. Class A (a)	90	804
MDC Partners, Inc. Class A (a)	1,100	10,725
News Corp. Class A (b)	87,400	1,416,754
Postmedia Network Canada Corp. (a),(b),(d),(e)	1,061,559	4,223
Priceline Group, Inc. (a)	6,101	10,601,952
QuinStreet, Inc. (a)	300	2,514
Quotient Technology, Inc. (a)	300	3,525
Remark Holdings, Inc. (a)	700	6,811
Rubicon Project, Inc. (a)	29,800	55,726
Scholastic Corp.	100	4,011
Shutterfly, Inc. (a)	9,900	492,525
Sirius XM Holdings, Inc.	3,000	16,080
TechTarget, Inc. (a),(b)	1,100	15,312
Time Warner, Inc. (b),(d)	104,595	9,567,305
TiVo Corp.	10,982	171,319
Townsquare Media, Inc. Class A (a)	200	1,536
Travelzoo, Inc. (a)	100	645
TripAdvisor, Inc. (a)	54,255	1,869,627
tronc, Inc. (a)	100	1,759
TrueCar, Inc. (a)	39,700	444,640
Twitter, Inc. (a)	12,000	288,120
VeriSign, Inc. (a),(b)	25,300	2,895,332
Viacom, Inc.	30,400	936,624
Web.com Group, Inc. (a)	600	13,080
XO Group, Inc. (a),(b)	3,600	66,456
Yelp, Inc. (a)	35,400	1,485,384
Yext, Inc. (a)	600	7,218
YuMe, Inc.	2,900	13,862
Zillow Group, Inc. (a)	18	733

		55,133,454

Medical Equipment & Devices — 2.7%
Abaxis, Inc.	100	4,952
Accuray, Inc. (a)	3,700	15,910
Agilent Technologies, Inc. (b)	74,700	5,002,659
Align Technology, Inc. (a),(b)	3,100	688,789
Analogic Corp.	2,500	209,375
AngioDynamics, Inc. (a),(b)	7,300	121,399
AtriCure, Inc. (a)	100	1,824
AxoGen, Inc. (a)	5,000	141,500
Baxter International, Inc. (b),(d)	413,523	26,730,127
Becton Dickinson and Co.	1,300	278,278
Bio-Rad Laboratories, Inc. Class A (a)	200	47,734
Boston Scientific Corp. (a),(b),(d)	340,359	8,437,500
Cardiovascular Systems, Inc. (a)	9,500	225,055
CareDx, Inc. (a)	1,400	10,276
Catalent, Inc. (a)	21,600	887,328
ConforMIS, Inc. (a)	1,600	3,808
Cooper Cos., Inc. (The)	4,700	1,024,036
CryoLife, Inc. (a),(b)	3,000	57,450
Cutera, Inc. (a)	3,600	163,260
Danaher Corp. (b),(d)	125,450	11,644,269
Edwards Lifesciences Corp. (a),(b)	54,800	6,176,508
Exactech, Inc. (a),(b)	1,200	59,340
Fluidigm Corp. (a)	1,300	7,657
FONAR Corp. (a)	400	9,740
GenMark Diagnostics, Inc. (a)	9,400	39,198
Genomic Health, Inc. (a),(b)	2,900	99,180

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Haemonetics Corp. (a)	15,900	$923,472
Harvard Bioscience, Inc. (a),(b)	500	1,650
Hill-Rom Holdings, Inc.	16,600	1,399,214
Hologic, Inc. (a)	115,600	4,941,900
IDEXX Laboratories, Inc. (a)	18,200	2,846,116
Insulet Corp. (a)	20,400	1,407,600
Intuitive Surgical, Inc. (a),(b),(d)	50,960	18,597,342
Lantheus Holdings, Inc. (a)	8,900	182,005
LeMaitre Vascular, Inc.	400	12,736
Luminex Corp. (b)	2,100	41,370
Medtronic PLC (d)	237,630	19,188,622
Meridian Bioscience, Inc.	7,700	107,800
Merit Medical Systems, Inc. (a),(b)	4,100	177,120
Mettler-Toledo International, Inc. (a)	200	123,904
Myriad Genetics, Inc. (a)	17,800	611,341
OraSure Technologies, Inc. (a),(b)	13,300	250,838
Orthofix International NV (a)	4,200	229,740
Oxford Immunotec Global PLC (a)	900	12,573
QIAGEN NV	40,376	1,248,830
Quidel Corp. (a)	2,300	99,705
RTI Surgical, Inc. (a)	7,400	30,340
SeaSpine Holdings Corp. (a)	200	2,024
Sientra, Inc. (a)	500	7,030
STAAR Surgical Co. (a)	3,200	49,600
Stryker Corp. (d)	37,230	5,781,817
SurModics, Inc. (a),(b)	1,300	36,400
ViewRay, Inc. (a)	400	3,704
Zimmer Holdings, Inc. (d)	216,250	26,094,887

		146,496,832

Metals & Mining — 0.1%
Alcoa Corp. (b)	86,601	4,665,196
Asanko Gold, Inc. (a)	2,400	1,695
Barrick Gold Corp.	19,700	285,059
Encore Wire Corp. (b)	700	34,055
Fortuna Silver Mines, Inc. (a)	5,600	29,232
Freeport-McMoRan, Inc. (a)	78,900	1,495,944
Goldcorp, Inc.	200	2,552
Golden Star Resources Ltd. (a)	7,900	7,031
Harsco Corp. (a)	9,200	171,580
HudBay Minerals, Inc.	2,000	17,600
IAMGOLD Corp. (a)	600	3,498
Kinross Gold Corp. (a)	9,300	40,176
Kirkland Lake Gold Ltd.	200	3,072
New Gold, Inc. (a)	82,400	271,096
Pan American Silver Corp.	1,200	18,672
Sandstorm Gold Ltd. (a)	400	1,996
Silvercorp Metals, Inc.	300	786
Taseko Mines Ltd. (a)	4,500	10,485
Teck Resources Ltd. B Shares	28,700	751,079
Yamana Gold, Inc.	31,300	97,656

		7,908,460

Oil, Gas & Coal — 0.9%
Abraxas Petroleum Corp. (a)	36,900	90,774
Advantage Oil & Gas Ltd. (a),(b)	4,200	18,060
Antero Resources Corp. (a)	46,879	890,701
Apache Corp.	20,800	878,176
Arch Coal, Inc.	5,200	484,432
Baker Hughes a GE Co.	147,653	4,671,741
Bellatrix Exploration Ltd. (a)	60	103
Bill Barrett Corp. (a)	1,300	6,669

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
C&J Energy Services, Inc. (a)	700	$23,429
Cenovus Energy, Inc.	99,565	909,028
Cimarex Energy Co.	25,442	3,104,178
Civeo Corp. (a)	32,100	87,633
CNX Resources Corp. (a)	29,700	434,511
Crescent Point Energy Corp.	119,746	912,465
Dawson Geophysical Co. (a),(b)	840	4,175
Devon Energy Corp.	2,900	120,060
Diamond Offshore Drilling, Inc. (a)	400	7,436
Dril-Quip, Inc. (a)	2,600	124,020
Energy XXI Gulf Coast, Inc. (a)	12,300	70,602
EOG Resources, Inc.	31,300	3,377,583
EQT Corp.	16,124	917,778
Era Group, Inc. (a)	300	3,225
Evolution Petroleum Corp. (b)	2,500	17,125
Exterran Corp. (a)	1,300	40,872
Exxon Mobil Corp.	14,600	1,221,144
Geospace Technologies Corp. (a)	100	1,297
Gran Tierra Energy, Inc. (a)	100	270
Gulf Island Fabrication, Inc. (b)	2,500	33,562
Hallador Energy Co.	600	3,654
Halliburton Co.	136,400	6,665,868
Hess Corp.	18,532	879,714
Imperial Oil Ltd.	29,021	905,165
Independence Contract Drilling, Inc. (a)	4,900	19,502
ION Geophysical Corp. (a)	286	5,649
Lilis Energy, Inc. (a)	100	511
Marathon Oil Corp.	3,300	55,869
Marathon Petroleum Corp. (b)	61,000	4,024,780
Matador Resources Co. (a)	1,100	34,243
Matrix Service Co. (a),(b)	13,400	238,520
Murphy Oil Corp.	6,100	189,405
Murphy USA, Inc. (a)	3,300	265,188
NACCO Industries, Inc. Class A	100	3,765
National Oilwell Varco, Inc.	11,200	403,424
Natural Gas Services Group, Inc. (a)	1,200	31,440
Newfield Exploration Co. (a)	31,036	978,565
Newpark Resources, Inc. (a),(b)	800	6,880
Noble Energy, Inc.	1,567	45,662
NOW, Inc. (a)	14,200	156,626
Obsidian Energy Ltd. (a)	700	868
Oil States International, Inc. (a)	3,300	93,390
Parker Drilling Co. (a)	4,800	4,800
Patterson-UTI Energy, Inc.	38,872	894,445
Peabody Energy Corp. (a)	43,000	1,692,910
Penn Virginia Corp. (a)	200	7,822
PHI, Inc. (a)	1,200	13,884
Pioneer Energy Services Corp. (a)	7,400	22,570
ProPetro Holding Corp. (a)	13,100	264,096
Range Resources Corp.	52,601	897,373
Rowan Cos. PLC Class A (a)	1,200	18,792
SandRidge Energy, Inc. (a)	1,200	25,284
Schlumberger Ltd.	61,000	4,110,790
Superior Energy Services, Inc. (a)	11,200	107,856
Tidewater, Inc. (a)	1,053	25,693
TransGlobe Energy Corp. (a),(b)	800	1,144
Transocean Ltd. (a)	317,919	3,395,375
TravelCenters of America LLC (a)	4,700	19,270
VAALCO Energy, Inc. (a)	3,200	2,231
Vermilion Energy, Inc.	24,878	903,569

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
World Fuel Services Corp.	14,400	$405,216

		46,272,857

Passenger Transportation — 0.2%
Alaska Air Group, Inc. (b)	63,000	4,631,130
Copa Holdings SA Class A	7,900	1,059,074
Delta Air Lines, Inc.	36,300	2,032,800
Gol Linhas Aereas Inteligentes SA ADR (a)	50	453
Hawaiian Holdings, Inc. (b)	16,300	649,555
JetBlue Airways Corp. (a)	42,100	940,514
Student Transportation, Inc. (b)	4,200	25,788
United Continental Holdings, Inc. (a)	57,700	3,888,980

		13,228,294

Real Estate — 0.3%
AvalonBay Communities, Inc. (b),(d)	2,480	442,457
Boston Properties, Inc. (b),(d)	2,576	334,957
Brixmor Property Group, Inc.	1,100	20,526
CatchMark Timber Trust, Inc. Class A	700	9,191
CBRE Group, Inc. (a)	7,500	324,825
Cedar Realty Trust, Inc.	800	4,864
Colliers International Group, Inc.	1,100	66,385
CoreCivic, Inc.	8,700	195,750
Empire State Realty Trust, Inc. Class A	2,400	49,272
Equinix, Inc. (b),(d)	1,230	557,461
Equity Residential (b),(d)	6,949	443,138
FirstService Corp.	1,300	90,896
Forest City Realty Trust, Inc.—Class A, (REIT)	3,600	86,760
Gaming and Leisure Properties, Inc.	19,845	734,265
Gladstone Commercial Corp. (b)	6,000	126,360
InfraREIT, Inc.	3,900	72,462
JBG SMITH Properties (b),(d)	95,410	3,313,589
Jones Lang LaSalle, Inc. (b)	10,700	1,593,551
Kimco Realty Corp.	2,500	45,375
LTC Properties, Inc.	1,618	70,464
Marcus & Millichap, Inc. (a)	800	26,088
MedEquities Realty Trust, Inc.	4,600	51,612
Monmouth Real Estate Investment Corp. Class A	10,300	183,340
One Liberty Properties, Inc.	1,600	41,472
Outfront Media, Inc.	4,800	111,360
Piedmont Office Realty Trust, Inc. Class A	300	5,883
Potlatch Corp.	1,100	54,890
Prologis, Inc. (b),(d)	10,154	655,035
Public Storage (b),(d)	2,713	567,017
Quality Care Properties, Inc. (a)	900	12,429
RE/MAX Holdings, Inc. Class A	23	1,115
Realogy Holdings Corp.	1,000	26,500
Retail Properties of America, Inc.	5,900	79,296
Saul Centers, Inc.	100	6,175
SBA Communications Corp. (a),(b)	31,200	5,096,832
Simon Property Group, Inc. (b),(d)	9,171	1,575,027
UMH Properties, Inc.	1,600	23,840
Urstadt Biddle Properties, Inc. Class A (b)	3,500	76,090
Ventas, Inc. (b),(d)	6,470	388,265
Vornado Realty Trust (b),(d)	2,962	231,569
Welltower, Inc. (b),(d)	6,619	422,094

		18,218,477

Recreation Facilities & Services — 0.1%
Cinemark Holdings, Inc.	7,200	250,704
Live Nation Entertainment, Inc. (a)	61,000	2,596,770
Marcus Corp.	1,400	38,290

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Six Flags Entertainment Corp.	17,800	$1,184,946
Speedway Motorsports, Inc. (b)	1,300	24,531

		4,095,241

Renewable Energy — 0.0%
Advanced Energy Industries, Inc. (a)	8,500	573,580
Ameresco, Inc. Class A (a),(b)	2,900	24,940
Canadian Solar, Inc. (a)	300	5,058
Renewable Energy Group, Inc. (a),(b)	7,200	84,960
SolarEdge Technologies, Inc. (a)	3,200	120,160

		808,698

Retail—Consumer Staples — 1.2%
CVS Health Corp. (d)	330,680	23,974,300
Dollar Tree, Inc. (a),(b)	59,500	6,384,945
Five Below, Inc. (a)	33,100	2,195,192
Ingles Markets, Inc. Class A	5,200	179,920
Natural Grocers by Vitamin Cottage, Inc. (a)	1,600	14,288
Rite Aid Corp. (a)	4,200	8,274
Smart & Final Stores, Inc. (a)	5,900	50,445
SpartanNash Co.	1,000	26,680
Target Corp.	168,400	10,988,100
Village Super Market, Inc. Class A	1,200	27,516
Wal-Mart Stores, Inc.	126,600	12,501,750
Walgreens Boots Alliance, Inc.	138,413	10,051,552
Weis Markets, Inc.	200	8,278

		66,411,240

Retail—Discretionary — 2.2%
1-800-Flowers.com, Inc. Class A (a)	2,400	25,680
Advance Auto Parts, Inc.	2,000	199,380
At Home Group, Inc. (a)	900	27,351
AutoZone, Inc. (a),(b)	14,700	10,457,139
Avis Budget Group, Inc. (a)	47,400	2,079,912
Barnes & Noble Education, Inc. (a)	8,800	72,512
Bassett Furniture Industries, Inc. (b)	900	33,840
Bed Bath & Beyond, Inc.	38,900	855,411
Best Buy Co., Inc. (b)	163,700	11,208,539
Big 5 Sporting Goods Corp. (b)	6,800	51,680
Builders FirstSource, Inc. (a)	1,900	41,401
Christopher & Banks Corp. (a)	100	127
Citi Trends, Inc. (b)	4,700	124,362
Container Store Group, Inc. (a)	1,800	8,532
Copart, Inc. (a)	1,900	82,061
Destination XL Group, Inc. (a)	2,499	5,498
Dick’s Sporting Goods, Inc.	18,800	540,312
eBay, Inc. (a)	49,900	1,883,226
Ethan Allen Interiors, Inc.	500	14,300
Etsy, Inc. (a)	73,000	1,492,850
EVINE Live, Inc. (a),(b)	1,700	2,380
Express, Inc. (a)	24,200	245,630
Ezcorp, Inc. Class A (a)	7,000	85,400
Finish Line, Inc. (The) Class A	2,100	30,513
Floor & Decor Holdings, Inc. Class A (a)	3,400	165,512
Foot Locker, Inc.	72,600	3,403,488
Freshpet, Inc. (a)	100	1,895
GameStop Corp. Class A	60,700	1,089,565
Gap, Inc. (c)	109,078	3,715,196
Genesco, Inc. (a)	10,300	334,750
Genuine Parts Co.	13,100	1,244,631
GMS, Inc. (a)	5,200	195,728
Haverty Furniture Cos., Inc.	2,700	61,155

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Hibbett Sports, Inc. (a)	10,600	$216,240
Home Depot, Inc. (b)	125,000	23,691,250
HSN, Inc.	10,200	411,570
Kirkland’s, Inc. (a),(b)	7,000	83,755
Kohl’s Corp.	61,400	3,329,722
Lands’ End, Inc. (a)	600	11,730
Liberty Interactive Corp. Class A (a),(b)	121,904	2,976,896
Liquidity Services, Inc. (a),(b)	4,300	20,855
Lowe’s Cos., Inc. (b)	261,100	24,266,634
Lululemon Athletica, Inc. (a)	50,800	3,992,372
Nordstrom, Inc.	8,600	407,468
Ross Stores, Inc. (b)	61,200	4,911,300
Rush Enterprises, Inc. Class A (a)	2,100	106,701
Sears Hometown and Outlet Stores, Inc. (a)	100	260
Shoe Carnival, Inc.	5,200	139,100
Stein Mart, Inc. (b)	4,400	5,104
Stitch Fix, Inc. Class A (a)	100	2,583
Tiffany & Co.	26,301	2,733,989
Tile Shop Holdings, Inc.	31,200	299,520
Tilly’s, Inc. Class A	5,600	82,656
Tractor Supply Co.	75,300	5,628,675
Tuesday Morning Corp. (a)	900	2,475
Urban Outfitters, Inc. (a)	64,900	2,275,394
Vera Bradley, Inc. (a)	8,700	105,966
Vitamin Shoppe, Inc. (a)	5,400	23,760

		115,505,931

Semiconductors — 2.1%
Alpha & Omega Semiconductor Ltd. (a),(b)	3,800	62,168
Amkor Technology, Inc. (a),(b)	52,500	527,625
Amtech Systems, Inc. (a)	500	5,035
Applied Materials, Inc. (b)	290,200	14,835,024
Aquantia Corp. (a)	100	1,133
Axcelis Technologies, Inc. (a)	18,250	523,775
Broadcom Ltd. (b)	31,791	8,167,108
Brooks Automation, Inc.	500	11,925
Cabot Microelectronics Corp.	4,200	395,136
Cavium, Inc. (a)	300	25,149
CEVA, Inc. (a),(b)	3,500	161,525
Cirrus Logic, Inc. (a)	2,000	103,720
Cohu, Inc. (b)	10,300	226,085
Data I/O Corp. (a)	100	1,204
Diodes, Inc. (a)	5,600	160,552
DSP Group, Inc. (a),(b)	2,600	32,500
Electro Scientific Industries, Inc. (a)	19,800	424,314
Entegris, Inc.	17,200	523,740
FormFactor, Inc. (a)	3,761	58,860
Intel Corp. (b)	487,319	22,494,645
IXYS Corp. (a)	9,700	232,315
Kemet Corp. (a),(b)	8,700	131,022
KLA-Tencor Corp. (b)	61,500	6,461,805
Lam Research Corp. (b)	64,000	11,780,480
Lattice Semiconductor Corp. (a)	18,100	104,618
M/A-COM Technology Solutions Holdings, Inc. (a)	1,732	56,359
Marvell Technology Group Ltd.	294,200	6,316,474
Maxim Integrated Products, Inc.	70,900	3,706,652
Maxwell Technologies, Inc. (a)	1,400	8,064
Microchip Technology, Inc.	24	2,109
Micron Technology, Inc. (a),(b)	479,000	19,696,480
Nanometrics, Inc. (a)	6,900	171,948
ON Semiconductor Corp. (a),(b)	36,100	755,934
Park Electrochemical Corp.	1,700	33,405

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Photronics, Inc. (a),(b)	24,500	$208,863
Pixelworks, Inc. (a)	9,800	62,034
Qorvo, Inc. (a),(c)	87,678	5,839,355
Qualcomm, Inc.	43,600	2,791,272
Rambus, Inc. (a)	36,000	511,920
Rudolph Technologies, Inc. (a),(b)	9,700	231,830
Semtech Corp. (a)	2,500	85,500
Sigma Designs, Inc. (a)	2,600	18,070
Skyworks Solutions, Inc.	1,500	142,425
SMART Global Holdings, Inc. (a)	1,700	57,290
Synaptics, Inc. (a)	20,400	814,776
Teradyne, Inc.	92,400	3,868,788
Ultra Clean Holdings, Inc. (a)	6,900	159,321
Universal Display Corp.	1,900	328,035
Veeco Instruments, Inc. (a)	15,930	236,560
Vishay Intertechnology, Inc.	2,500	51,875
Xperi Corp.	3,200	78,080

		113,684,882

Software — 1.2%
Actua Corp. (a)	1,400	21,840
Adobe Systems, Inc. (a)	35,968	6,303,033
Agilysys, Inc. (a),(b)	900	11,052
Akamai Technologies, Inc. (a),(b)	57,600	3,746,304
Altair Engineering, Inc. (a)	200	4,784
Amber Road, Inc. (a)	3,200	23,488
Appfolio, Inc. (a)	6,300	261,450
Apptio, Inc. Class A (a)	13,800	324,576
Aspen Technology, Inc. (a)	13,700	906,940
Autodesk, Inc. (a),(b)	66,287	6,948,866
Avid Technology, Inc. (a)	7,200	38,808
Bazaarvoice, Inc. (a)	13,200	71,940
Black Knight, Inc. (a)	6,800	300,220
Box, Inc. Class A (a)	4,800	101,376
Brightcove, Inc. (a)	8,100	57,510
CA, Inc.	14,600	485,888
Calix, Inc. (a),(b)	4,200	24,990
CDK Global, Inc.	34,501	2,459,231
ChannelAdvisor Corp. (a)	3,100	27,900
Cloudera, Inc. (a)	19,200	317,184
CommerceHub, Inc. (a)	3,300	67,947
Coupa Software, Inc. (a)	16,500	515,130
Digi International, Inc. (a),(b)	3,500	33,425
Donnelley Financial Solutions, Inc. (a)	500	9,745
Electronic Arts, Inc. (a)	2,300	241,638
Everbridge, Inc. (a)	2,000	59,440
Five9, Inc. (a)	18,400	457,792
Fortinet, Inc. (a)	5,300	231,557
Hortonworks, Inc. (a)	4,900	98,539
HubSpot, Inc. (a)	4,500	397,800
Imperva, Inc. (a)	5,400	214,380
InnerWorkings, Inc. (a),(b)	9,100	91,273
Limelight Networks, Inc. (a),(b)	32,400	142,884
LivePerson, Inc. (a)	6,200	71,300
MicroStrategy, Inc. Class A (a),(b)	3,100	407,030
Mimecast Ltd. (a)	3,400	97,478
MINDBODY, Inc. Class A (a)	18,500	563,325
Mitek Systems, Inc. (a)	100	895
Model N, Inc. (a),(b)	9,000	141,750
Monotype Imaging Holdings, Inc. (b)	4,100	98,810
MuleSoft, Inc. Class A (a)	2,600	60,476
New Relic, Inc. (a)	17,600	1,016,752

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Nuance Communications, Inc. (a)	118,300	$1,934,205
Okta, Inc. (a)	300	7,683
Palo Alto Networks, Inc. (a)	6,600	956,604
PDF Solutions, Inc. (a),(b)	1,400	21,980
Progress Software Corp.	6,100	259,677
Proofpoint, Inc. (a)	21,500	1,909,415
PROS Holdings, Inc. (a)	400	10,580
PTC, Inc. (a)	6,100	370,697
QAD, Inc. Class A (b)	1,400	54,390
Quality Systems, Inc. (a)	6,200	84,196
Qualys, Inc. (a)	2,600	154,310
Rapid7, Inc. (a)	4,300	80,238
Red Hat, Inc. (a),(b)	12,300	1,477,230
Ribbon Communications, Inc. (a)	8,700	67,251
Rosetta Stone, Inc. (a)	6,200	77,314
salesforce.com, Inc. (a)	600	61,338
Seachange International, Inc. (a)	9,400	36,942
ServiceNow, Inc. (a)	47,300	6,167,447
Splunk, Inc. (a)	32,600	2,700,584
SPS Commerce, Inc. (a)	4,300	208,937
SS&C Technologies Holdings, Inc.	3,000	121,440
Symantec Corp.	14,400	404,064
Synchronoss Technologies, Inc. (a)	19,500	174,330
Synopsys, Inc. (a)	13,800	1,176,312
Tableau Software, Inc. Class A (a)	19,200	1,328,640
Take-Two Interactive Software, Inc. (a),(b)	17,300	1,899,194
Upland Software, Inc. (a)	500	10,830
Varonis Systems, Inc. (a)	12,500	606,875
VASCO Data Security International, Inc. (a)	700	9,730
Verint Systems, Inc. (a)	100	4,185
VMware, Inc. Class A (a),(b)	61,800	7,744,776
Workday, Inc. Class A (a),(b)	48,700	4,954,738
Workiva, Inc. (a)	6,400	136,960
Zendesk, Inc. (a)	13,300	450,072
Zynga, Inc. Class A (a)	388,800	1,555,200

		64,675,110

Software & Services — 0.1%
iPayment Holdings, Inc. (a),(d),(e),(f)	5,515,208	3,584,885

Specialty Finance — 0.4%
AG Mortgage Investment Trust, Inc.	7,400	140,674
AGNC Investment Corp. (b)	193,338	3,903,494
Air Lease Corp.	400	19,236
Aircastle Ltd.	3,100	72,509
Alliance Data Systems Corp.	29	7,351
Annaly Capital Management, Inc.	155,400	1,847,706
Anworth Mortgage Asset Corp.	18,600	101,184
Arbor Realty Trust, Inc. (b)	22,400	193,536
Ares Commercial Real Estate Corp.	200	2,580
Blackstone Mortgage Trust, Inc. Class A	5,200	167,336
Cardtronics PLC (a)	27,300	505,596
Chimera Investment Corp.	758	14,008
Consumer Portfolio Services, Inc. (a),(b)	1,400	5,810
Dynex Capital, Inc.	24,000	168,240
Essent Group Ltd. (a)	23,700	1,029,054
Euronet Worldwide, Inc. (a)	5,300	446,631
Everi Holdings, Inc. (a)	32,000	241,280
Fidelity National Information Services, Inc.	5,500	517,495
First Data Corp. Class A (a)	178,300	2,979,393
FNF Group	12,700	498,348
GATX Corp.	400	24,864

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Granite Point Mortgage Trust, Inc.	50	$887
Great Ajax Corp.	300	4,146
Green Dot Corp. Class A (a)	8,500	512,210
Ladder Capital Corp.	755	10,291
LendingTree, Inc. (a)	5,200	1,770,340
Liberty Tax, Inc.	300	3,300
MasterCard, Inc. Class A (b)	7,900	1,195,744
MFA Financial, Inc.	47,900	379,368
MGIC Investment Corp. (a)	1,000	14,110
MTGE Investment Corp.	18,000	333,000
Navient Corp.	12,800	170,496
New York Mortgage Trust, Inc.	300	1,851
NewStar Financial, Inc. (a),(e)	100	54
On Deck Capital, Inc. (a)	6,300	36,162
PennyMac Mortgage Investment Trust	2,900	46,603
R1 RCM, Inc. (a)	1,800	7,938
Redwood Trust, Inc.	12,600	186,732
Resource Capital Corp.	1,800	16,866
Starwood Property Trust, Inc.	58,700	1,253,245
Two Harbors Investment Corp.	22,250	361,785
Vantiv, Inc. Class A (a)	7,500	551,625
Western Union Co.	47,000	893,470
World Acceptance Corp. (a)	400	32,288

		20,668,836

Technology Services — 0.6%
Amdocs Ltd.	40,200	2,632,296
Automatic Data Processing, Inc.	18,900	2,214,891
Black Box Corp.	4,100	14,555
Bottomline Technologies, Inc. (a)	5,600	194,208
CDW Corp.	5,300	368,297
Cognizant Technology Solutions Corp. Class A (b)	25,100	1,782,602
Conduent, Inc. (a)	111,900	1,808,304
Convergys Corp.	23,600	554,600
CoreLogic, Inc. (a)	1,000	46,210
CPI Card Group, Inc.	320	1,174
Dell Technologies, Inc.—VMware, Inc. Class V (a),(b),(d)	97,447	7,920,492
DXC Technology Co.	5,301	503,065
Engility Holdings, Inc. (a)	1,200	34,044
Equifax, Inc. (b)	64,400	7,594,048
ExlService Holdings, Inc. (a)	100	6,035
Forrester Research, Inc.	200	8,840
Genpact Ltd. (b)	15,200	482,448
ICF International, Inc. (a)	1,300	68,250
International Business Machines Corp.	200	30,684
Luxoft Holding, Inc. (a)	7,800	434,460
ManTech International Corp. Class A	2,400	120,456
MSCI, Inc.	7,200	911,088
NIC, Inc.	4,600	76,360
Perficient, Inc. (a)	4,600	87,722
PFSweb, Inc. (a)	2,100	15,603
Sabre Corp. (b)	93,900	1,924,950
ServiceSource International, Inc. (a)	10,900	33,681
solid border	19,400	706,160
Syntel, Inc. (a)	12,000	275,880
TransUnion (a)	18,300	1,005,768
Travelport Worldwide Ltd.	15,900	207,813
TTEC Holdings	600	24,150
Verisk Analytics, Inc. (a)	7,400	710,400

		32,799,534

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Telecommunications — 0.2%
8x8, Inc. (a)	1,100	$15,510
EchoStar Corp. Class A (a)	1,200	71,880
Fusion Telecommunications International, Inc. (a)	800	3,000
General Communication, Inc. Class A (a),(b)	3,800	148,276
Hawaiian Telcom Holdco, Inc. (a),(b)	700	21,602
IDT Corp. Class B (b)	4,800	50,880
Internap Corp. (a)	10,600	166,526
RigNet, Inc. (a)	600	8,970
RingCentral, Inc. Class A (a)	24,700	1,195,480
Spok Holdings, Inc. (b)	2,100	32,865
Sprint Corp. (a)	320,790	1,889,453
T-Mobile US, Inc. (a)	54,200	3,442,242
Vonage Holdings Corp. (a)	3,800	38,646
Zayo Group Holdings, Inc. (a)	23,000	846,400
Zix Corp. (a),(b)	10,400	45,552

		7,977,282

Transportation & Logistics — 0.3%
Air Transport Services Group, Inc. (a),(b)	16,400	379,496
ArcBest Corp.	6,900	246,675
Covenant Transportation Group, Inc. Class A (a)	1,100	31,603
CSX Corp.	7,200	396,072
Eagle Bulk Shipping, Inc. (a)	685	3,069
FedEx Corp. (b)	42,500	10,605,450
Genco Shipping & Trading Ltd. (a)	1,000	13,320
Genesee & Wyoming, Inc. (a)	2,500	196,825
Hub Group, Inc. Class A (a)	500	23,950
International Seaways, Inc. (a)	2,400	44,304
JB Hunt Transport Services, Inc.	3,700	425,426
Kansas City Southern	29,800	3,135,556
Macquarie Infrastructure Corp.	29,050	1,865,010
Marten Transport Ltd.	7,033	142,770
Matson, Inc.	100	2,984
ModusLink Global Solutions, Inc. (a),(b)	2,100	5,229
Navios Maritime Acquisition Corp. (b)	6,300	6,993
Overseas Shipholding Group, Inc. (a)	900	2,466
Roadrunner Transportation Systems, Inc. (a)	5,000	38,550
Ryder System, Inc. (b)	7,200	606,024
Saia, Inc. (a),(b)	1,400	99,050
Schneider National, Inc.—Class B	200	5,712
United Parcel Service, Inc. Class B	700	83,405
USA Truck, Inc. (a),(b)	2,500	45,325
YRC Worldwide, Inc. (a)	800	11,504

		18,416,768

Transportation Equipment — 0.4%
Allison Transmission Holdings, Inc.	73,600	3,169,952
American Railcar Industries, Inc.	1,100	45,804
Blue Bird Corp. (a)	2,600	51,740
Commercial Vehicle Group, Inc. (a)	9,400	100,486
Cummins, Inc. (b)	53,200	9,397,248
Meritor, Inc. (a)	38,700	907,902
Navistar International Corp. (a)	100	4,288
PACCAR, Inc.	72,600	5,160,408
REV Group, Inc.	800	26,024
Spartan Motors, Inc.	4,100	64,575
WABCO Holdings, Inc. (a)	7,301	1,047,694

		19,976,121

Utilities — 0.3%
AES Corp.	3,600	38,988

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Atmos Energy Corp.	9,900	$850,311
Consolidated Water Co. Ltd.	1,600	20,160
Edison International	600	37,944
Just Energy Group, Inc.	3,600	15,444
PG&E Corp.	296,630	13,297,923
Pinnacle West Capital Corp.	3,300	281,094
Portland General Electric Co.	1,800	82,044
SCANA Corp.	47,553	1,891,658

		16,515,566

Waste & Environmental Services & Equipment — 0.1%
Advanced Disposal Services, Inc. (a)	13,600	325,584
Advanced Emissions Solutions, Inc.	100	966
Casella Waste Systems, Inc. Class A (a),(b)	12,700	292,354
Ceco Environmental Corp.	2,800	14,364
Clean Harbors, Inc. (a)	200	10,840
Heritage-Crystal Clean, Inc. (a)	1,000	21,750
Republic Services, Inc.	2,100	141,981
Stericycle, Inc. (a)	22,200	1,509,378
Waste Connections, Inc.	30,334	2,151,894
Waste Management, Inc. (a)	7,000	604,100

		5,073,211

Total North America		1,487,969,923

Oceania — 0.0%
Software — 0.0%
Atlassian Corp. PLC Class A (a)	32,600	1,483,952

Total Oceania		1,483,952

South America — 0.1%
Aerospace & Defense — 0.0%
Embraer SA ADR	4,300	102,899

Banking — 0.1%
Credicorp Ltd.	11,300	2,343,959
Itau Unibanco Holding SA ADR	660	8,580

		2,352,539

Chemicals — 0.0%
Braskem SA ADR	4,200	110,292
Sociedad Quimica y Minera de Chile SA ADR	23,500	1,395,195

		1,505,487

Consumer Products — 0.0%
Adecoagro SA (a)	27,600	285,384

Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc. A Shares (a)	24,500	253,575

Iron & Steel — 0.0%
Gerdau SA ADR	3,700	13,764
Vale SA ADR	100,800	1,232,784

		1,246,548

Passenger Transportation — 0.0%
Avianca Holdings SA ADR	2,600	20,592
Azul SA ADR (a)	400	9,532

		30,124

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR (b)	34,000	70,040

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Cia Paranaense de Energia ADR	600	$4,578

		74,618

Total South America		5,851,174

TOTAL COMMON STOCK (COST $1,513,126,914)		1,627,558,120

PREFERRED STOCK — 3.9%
Asia — 3.8%
Financial Services — 3.7%
Mandatory Exchangeable Trust, 5.75%, 06/03/19 (b),(d),(g)	1,015,016	197,684,516

Hardware — 0.1%
Samsung Electronics Co. Ltd., Preference Shares (g)	3,187	6,206,403

Total Asia		203,890,919

Europe — 0.0%
Oil & Gas Services & Equipment — 0.0%
CGG SA (a),(g)		896,751

Total Europe		896,751

North America — 0.1%
Software & Services — 0.1%
iPayment Holdings, Inc. (a),(d),(e),(f),(g)	35,320	3,532,000

Total North America		3,532,000

TOTAL PREFERRED STOCK (COST $182,480,245)		208,319,670

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 4.9%
North America — 4.9%
ACIS CLO Ltd., Series 2015-6A, Class D, 3 mo. USD LIBOR + 3.77%, 5.15%, 05/01/27 (d),(h),(i)	$2,000,000	1,999,128
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3 mo. USD LIBOR + 3.50%, 4.86%, 07/15/26 (d),(h),(i)	4,750,000	4,739,873
Allegro CLO Ltd.,
Series 2013-1A, Class C, 3 mo. USD LIBOR + 3.45%, 4.83%, 01/30/26 (d),(h),(i)	5,000,000	5,003,775
Series 2015-1A, Class DR, 1.00%, 07/25/27 (d),(h),(i)	1,000,000	1,000,000
Allegro Ltd., 3 mo. USD LIBOR + 3.85%, 5.21%, 01/21/27 (d),(h),(i)	1,900,000	1,896,610
ALM Loan Funding, Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.04%, 5.40%, 10/15/28 (d),(h),(i)	1,000,000	1,036,613
ALM XIV Ltd., Series 2014-14A, Class D, 3 mo. USD LIBOR + 4.85%, 6.23%, 07/28/26 (d),(h),(i)	1,000,000	997,372
Apidos CLO, Series 2014-18A, Class D, 3 mo. USD LIBOR + 5.20%, 6.56%, 07/22/26 (d),(h),(i)	3,600,000	3,589,409
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class DR2, 3 mo. USD LIBOR + 4.00%, 5.36%, 07/16/29 (d),(h),(i)	2,000,000	2,033,724
Avery Point CLO Ltd., Series 2014-5A, Class DR, 4.45%, 07/17/26 (d),(h),(i)	1,000,000	1,003,951
Babson CLO Ltd. 2013-I, Series 2013-IA, Class DR, 4.24%, 01/20/28 (d),(h),(i)	2,000,000	1,995,000
Bear Stearns Asset-Backed Securities Trust,
Series 2007-1, Class A2, 1 mo. USD LIBOR + .28%, 1.83%, 01/25/37 (d),(i)	1,599,555	1,565,165
Series 2007-2, Class A2, 1 mo. USD LIBOR + .32%, 1.87%, 01/25/47 (d),(i)	2,687,750	2,617,567
BlueMountain CLO Ltd., Series 2015-3A, Class D, 3 mo. USD LIBOR + 5.25%, 6.61%, 10/20/27 (d),(h),(i)	3,900,000	3,887,933
Carlyle Global Market Strategies CLO Ltd.,
Series 2013-3A, Class CR, 3.81%, 10/15/30 (d),(h),(i)	1,000,000	994,609
Series 2014-2A, Class D, 3 mo. USD LIBOR + 3.50%, 4.92%, 05/15/25 (d),(h),(i)	1,900,000	1,906,306
Series 2014-4A, Class E, 3 mo. USD LIBOR + 5.20%, 6.56%, 10/15/26 (d),(h),(i)	1,500,000	1,496,603
Carlyle Global Market Strategies Ltd., Series 2014-1A, Class D, 3 mo. USD LIBOR + 3.45%, 4.80%, 04/17/25 (d),(h),(i)	1,700,000	1,696,491

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2, 1 mo. USD LIBOR + .10%, 1.65%, 08/25/36 (d),(i)	$101,940	$101,838
Catamaran CLO Ltd.,
Series 2013-1A, Class DR, 4.31%, 01/27/28 (d),(h),(i)	2,000,000	2,000,000
Series 2014-1A, Class CR, 4.79%, 04/22/30 (d),(h),(i)	3,100,000	3,141,955
Series 2015-1A, Class DR, 5.01%, 04/22/27 (d),(h),(i)	1,000,000	1,000,000
CIFC Funding Ltd.,
Series 2014-4A, Class D, 3 mo. USD LIBOR + 3.40%, 4.75%, 10/17/26 (d),(h),(i)	1,200,000	1,197,523
Series 2015-4A, Class D, 3 mo. USD LIBOR + 5.50%, 6.86%, 10/20/27 (d),(h),(i)	1,000,000	1,006,432
Covenant Credit Partners CLO Ltd.,
Series 2014-2A, Class D, 3 mo. USD LIBOR + 3.65%, 5.00%, 10/17/26 (d),(h),(i)	6,000,000	6,029,700
Series 2017-1A, Class D, 5.13%, 10/15/29 (d),(h),(i)	2,000,000	2,036,666
Credit Suisse Mortgage Trust,
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (d),(h),(i),(j)	5,651,849	5,699,765
Series 2015-RPL5, Class A1, 3.80%, 11/26/55 (b),(d),(h),(i)	29,943,806	29,981,864
Denali Capital CLO Ltd., Series 2013-1A, Class B2LR, 6.12%, 10/26/27 (d),(h),(i)	1,000,000	981,708
Drive Auto Receivables Trust,
Series 2015-AA, Class D, 4.12%, 07/15/22 (b),(d),(h)	5,300,000	5,419,398
Series 2015-DA, Class D, 4.59%, 01/17/23 (d),(h)	2,500,000	2,569,367
Dryden Senior Loan Fund, Series 2014-36A, Class DR, 3 mo. USD LIBOR + 4.24%, 5.60%, 01/15/28 (d),(h),(i)	5,000,000	5,104,485
DT Auto Owner Trust,
Series 2015-1A, Class D, 4.26%, 02/15/22 (d),(h)	1,000,000	1,014,080
Series 2016-1A, Class D, 4.66%, 12/15/22 (d),(h)	3,000,000	3,069,141
Exeter Automobile Receivables Trust,
Series 2014-1A, Class D, 5.53%, 02/16/21 (b),(d),(h)	3,000,000	3,049,257
Series 2014-2A, Class D, 4.93%, 12/15/20 (d),(h)	2,700,000	2,752,372
Series 2016-3A, Class C, 4.22%, 06/15/22 (d),(h)	2,000,000	2,030,322
Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21 (d),(h)	1,800,000	1,838,016
Flatiron CLO Ltd., Series 2007-1A, Class E, 3 mo. USD LIBOR + 5.00%, 6.36%, 10/15/21 (d),(h),(i)	1,500,000	1,493,655
Gallatin Loan Management, 4.61%, 07/15/27 (d),(h),(i)	2,000,000	2,018,834
Garrison Funding Ltd., Series 2015-1A, Class CR, 5.36%, 09/21/29 (d),(h),(i)	2,000,000	2,048,068
Greywolf CLO Ltd.,
Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.20%, 4.56%, 04/22/26 (d),(h),(i)	5,000,000	4,992,710
Series 2014-1A, Class D, 3 mo. USD LIBOR + 5.10%, 6.46%, 04/22/26 (d),(h),(i)	6,300,000	6,283,154
Jamestown CLO IV Ltd., Series 2014-4A, Class CR, 4.01%, 07/15/26 (d),(h),(i)	5,000,000	4,987,640
Jamestown CLO VII Ltd., Series 2015-7A, Class CR, 3.97%, 07/25/27 (d),(h),(i)	5,500,000	5,487,900
KVK CLO Ltd., Series 2015-1A, Class D, 3 mo. USD LIBOR + 4.00%, 5.44%, 05/20/27 (d),(h),(i)	1,250,000	1,249,303
Madison Park Funding Ltd.,
Series 2012-10A, Class DR, 3 mo. USD LIBOR + 4.20%, 5.56%, 01/20/29 (d),(h),(i)	1,000,000	1,021,432
Series 2014-14A, Class DR, 3 mo. USD LIBOR + 3.25%, 4.61%, 07/20/26 (d),(h),(i)	1,000,000	998,797
Nationstar HECM Loan Trust,
Series 2016-2A, Class M2, 6.54%, 06/25/26 (d),(h),(i)	1,693,000	1,698,546
Series 2016-3A, Class M2, 5.68%, 08/25/26 (d),(h)	1,217,000	1,239,732
Series 2017-1A, Class M2, 4.70%, 05/25/27 (d),(h)	1,480,000	1,487,758
Series 2017-2A, Class M2, 3.97%, 09/25/27 (d),(h),(i)	4,070,000	4,086,015
Nelder Grove CLO Ltd., Series 2014-1A, Class D1R, 3 mo. USD LIBOR + 4.10%, 5.57%, 08/28/26 (d),(h),(i)	3,000,000	2,998,884
Neuberger Berman CLO Ltd., Series 2014-16A, Class D, 3 mo. USD LIBOR + 3.35%, 4.71%, 04/15/26 (d),(h),(i)	3,650,000	3,664,699
Northwoods Capital Ltd., Series 2014-12A, Class DR, 3 mo. USD LIBOR + 3.60%, 5.19%, 09/15/25 (d),(h),(i)	3,000,000	3,005,688
NYMT Residential LLC, Series 2016-RP1A, Class A, 4.00%, 03/25/21 (d),(h),(i)	2,852,499	2,865,161
Oaktree CLO Ltd.,
Series 2014-2A, Class D, 3 mo. USD LIBOR + 5.25%, 6.61%, 10/20/26 (d),(h),(i)	2,000,000	1,994,806
Series 2015-1A, Class DR, 6.89%, 10/20/27 (d),(h),(i)	2,500,000	2,500,000
Ocean Trails CLO,
Series 2014-5A, Class DR, 3 mo. USD LIBOR + 3.60%, 4.96%, 10/13/26 (d),(h),(i)	1,250,000	1,247,876
Series 2014-5A, Class E, 3 mo. USD LIBOR + 5.35%, 6.71%, 10/13/26 (d),(h),(i)	2,000,000	1,993,670
Octagon Investment Partners Ltd.,
Series 2013-1A, Class CR, 3 mo. USD LIBOR + 3.48%, 4.90%, 12/16/24 (d),(h),(i)	1,000,000	999,002

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
Series 2014-1A, Class E1, 3 mo. USD LIBOR + 5.25%, 6.61%, 11/25/25 (d),(h),(i)	$800,000		$798,116
Series 2014-1A, Class D, 3 mo. USD LIBOR + 6.60%, 8.01%, 11/14/26 (d),(h),(i)	2,000,000		2,001,804
OFSI Fund Ltd., Series 2013-5A, Class B2L, 3 mo. USD LIBOR + 5.25%, 6.60%, 04/17/25 (d),(h),(i)	1,900,000		1,894,564
OFSI Fund VII Ltd., Series 2014-7A, Class DR, 4.55%, 10/18/26 (d),(h),(i)	2,000,000		2,005,688
OHA Credit Partners Ltd., Series 2013-9A, Class E, 3 mo. USD LIBOR + 5.00%, 6.36%, 10/20/25 (d),(h),(i)	1,000,000		998,181
OHA Loan Funding Ltd., Series 2013-1A, Class E, 3 mo. USD LIBOR + 5.15%, 6.51%, 07/23/25 (d),(h),(i)	3,594,000		3,586,611
OneMain Financial Issuance Trust,
Series 2015-1A, Class D, 6.63%, 03/18/26 (d),(h)	1,500,000		1,528,079
Series 2016-2A, Class C, 5.67%, 03/20/28 (d),(h),(i)	3,500,000		3,567,256
Series 2017-1A, Class D, 4.52%, 09/14/32 (d),(h)	3,500,000		3,486,689
OZLM Funding Ltd.,
Series 2012-2A, Class CR, 3 mo. USD LIBOR + 4.00%, 5.38%, 10/30/27 (d),(h),(i)	1,500,000		1,519,778
Series 2013-5A, Class D, 3 mo. USD LIBOR + 4.75%, 6.10%, 01/17/26 (b),(d),(h),(i)	2,050,000		2,043,217
OZLM Ltd.,
Series 2014-8A, Class CR, 3 mo. USD LIBOR + 3.40%, 4.75%, 10/17/26 (d),(h),(i)	2,250,000		2,246,497
Series 2015-12A, Class C, 3 mo. USD LIBOR + 3.70%, 5.08%, 04/30/27 (d),(h),(i)	1,500,000		1,506,761
Series 2015-12A, Class D, 3 mo. USD LIBOR + 5.40%, 6.78%, 04/30/27 (d),(h),(i)	7,000,000		6,992,398
Series 2015-13A, Class D, 3 mo. USD LIBOR + 5.45%, 6.83%, 07/30/27 (d),(h),(i)	1,100,000		1,101,395
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class CR, 3 mo. USD LIBOR + 3.90%, 5.28%, 10/30/26 (d),(h),(i)	7,500,000		7,519,410
Sound Point CLO Ltd., Series 2014-1A, Class D, 3 mo. USD LIBOR + 3.40%, 4.75%, 04/18/26 (d),(h),(i)	1,200,000		1,197,606
Thacher Park CLO Ltd., Series 2014-1A, Class E2, 3 mo. USD LIBOR + 6.00%, 7.36%, 10/20/26 (d),(h),(i)	1,000,000		997,120
THL Credit Wind River CLO Ltd.,
Series 2014-1A, Class E, 3 mo. USD LIBOR + 4.95%, 6.30%, 04/18/26 (d),(h),(i)	4,250,000		4,235,971
Series 2014-3A, Class DR, 3 mo. USD LIBOR + 3.35%, 4.71%, 01/22/27 (d),(h),(i)	4,000,000		3,993,416
TICP CLO Ltd.,
Series 2014-2A, Class C, 3 mo. USD LIBOR + 3.30%, 4.66%, 07/20/26 (d),(h),(i)	1,500,000		1,501,524
Series 2016-6A, Class D, 3 mo. USD LIBOR + 4.20%, 5.56%, 01/15/29 (d),(h),(i)	1,000,000		1,016,555
Venture CDO Ltd.,
Series 2014-16A, Class B1L, 3 mo. USD LIBOR + 3.45%, 4.81%, 04/15/26 (b),(d),(h),(i)	4,000,000		4,041,152
Series 2014-19A, Class D, 3 mo. USD LIBOR + 4.00%, 5.36%, 01/15/27 (b),(d),(h),(i)	2,500,000		2,496,202
Venture CLO Ltd., Series 2013-14A, Class DR, 5.47%, 08/28/29 (d),(h),(i)	4,000,000		4,067,304
Venture XVIII CLO Ltd., Series 2014-18A, Class DR, 4.46%, 10/15/29 (d),(h),(i)	1,000,000		997,020
Vericrest Opportunity Loan Trust,
Series 2015-NP12, Class A1, 3.88%, 09/25/45 (d),(h),(i)	1,777,743		1,777,025
Series 2017-NPL4, Class A1, 3.38%, 04/25/47 (d),(h),(i)	1,103,946		1,106,595
Series 2017-NPL6 SEQ, Class A1, 3.25%, 05/25/47 (d),(h),(i)	700,994		701,965
Series 2017-NPL7 SEQ, Class A1, 3.25%, 04/25/59 (d),(h),(i)	976,665		976,445
Series 2017-NPL9 SEQ, Class A1, 3.13%, 09/25/47 (d),(h),(i)	1,922,454		1,922,087
Vibrant CLO Ltd., Series 2015-3A, Class C, 3 mo. USD LIBOR + 3.65%, 5.01%, 04/20/26 (d),(h),(i)	3,000,000		2,996,253
Voya CLO Ltd., Series 2014-3A, Class CR, 4.17%, 07/25/26 (d),(h),(i)	1,000,000		997,500
West CLO Ltd., Series 2012-1A, Class D, 3 mo. USD LIBOR + 6.50%, 7.88%, 10/30/23 (d),(h),(i)	1,000,000		999,390

TOTAL ASSET-BACKED SECURITIES (COST $255,208,374)			258,664,922

CONVERTIBLE BONDS — 1.0%
Africa — 0.0%
Home & Office Products Manufacturing — 0.0%
Steinhoff Finance Holding GmbH, 1.250%, 08/11/22—10/21/23 (d)	400,000		219,572

Total Africa			219,572

Europe — 0.7%
Oil & Gas Services & Equipment — 0.0%
CGG SA REG S, 1.75%, 01/01/20 (e)	16,701,700	EUR	400,790

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
Pharmaceuticals — 0.6%
Bayer Capital Corp. BV, 5.63%, 11/22/19 (b),(d),(h)	$23,000,000	EUR	31,013,261
Bayer Capital Corp. BV REG S, 5.63%, 11/22/19	2,300,000	EUR	3,101,326

			34,114,587

Real Estate — 0.1%
Deutsche Wohnen AG REG S, 0.33%, 07/26/24	3,300,000	EUR	4,155,142

Total Europe			38,670,519

Middle East — 0.3%
Financial Services — 0.3%
Volcan Holdings PLC REG S, 4.13%, 04/11/20	2,700,000	GBP	4,356,262
Volcan Holdings II PLC, 3.88%, 10/10/20	6,900,000	GBP	10,364,095

Total Middle East			14,720,357

TOTAL CONVERTIBLE BONDS (COST $44,658,860)			53,610,448

BANK DEBT — 0.5%
Asia — 0.0%
Transportation & Logistics — 0.0%
Hanjin International Corp., 2017 Term Loan B, 3 mo. LIBOR + 2.50%, 3.85%, 09/20/20 (d),(e),(f)	$483,006		484,213

Total Asia			484,213

Europe — 0.0%
Exploration & Production — 0.0%
Endeavour International Holding BV, 0.00%, 01/02/19 (d),(e),(f),(k)	1,563,903		46,917

Oil & Gas Services — 0.0%
W3 Co., 3 mo. LIBOR + 6.00%, 7.57%, 03/08/22 (d),(e)	1,110,959		1,103,738

Wireless Telecommunications Services — 0.0%
Intelsat Jackson Holdings S.A.,
2017 Term Loan B4, 0.00%, 01/14/24 (d),(e)	17,355		17,546
2017 Term Loan B5, 0.00%, 01/14/24 (d),(e)	17,354		17,514

			35,060

Total Europe			1,185,715

North America — 0.5%
Advertising & Marketing — 0.0%
Checkout Holdings Corp., 1 mo. LIBOR + 3.50%, 5.07%, 04/09/21 (d),(e)	28,975		22,854
Getty Images, Inc., 1 mo. LIBOR + 3.50%, 5.19%, 10/18/19 (d),(e)	840,868		764,593

			787,447

Chemicals — 0.0%
LyondellBasell Industries NV,
0.00%, 08/15/15 (d),(e),(f),(k),(l)	882,886	EUR	5,297
0.00%, 08/15/49 (d),(e),(f),(k),(l)	$11,000,000		27,500

			32,797

Coal Operations — 0.0%
Blackhawk Mining LLC, 3 mo. LIBOR + 1.00%, 11.39%, 02/14/22 (d),(e)	1,848,517		1,578,633

Commercial Services — 0.0%
Michael Baker International, LLC, 2017 Term Loan B, 3 mo. LIBOR + 4.50%, 5.94%, 11/15/22 (d),(e),(f)	1,356,345		1,352,954

Consumer Finance — 0.0%
Ocwen LN Servicing LLC, 1 mo. LIBOR + 5.00%, 6.46%, 12/05/20 (d),(e)	481,108		481,859

Consumer Products — 0.0%
KIK Custom Products, Inc., 3 mo. LIBOR + 4.50%, 6.17%, 08/26/22 (d),(e)	1,305,661		1,313,494

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
Containers & Packaging — 0.1%
BWAY Holding Co., 3 mo. LIBOR + 3.250%, 4.60%, 04/03/24 (d),(e)	$1,771,260		$1,777,584
Consolidated Container Co., 1 mo. LIBOR + 3.50%, 5.07%, 05/22/24 (d),(e)	93,663		93,975

			1,871,559

Financial Services — 0.0%
UFC Holdings LLC, 1 mo. LIBOR + 3.25%, 4.81%, 08/18/23 (d),(e)	1,214,488		1,219,990

Hardware — 0.0%
Western Digital Corporation, 2017 Term Loan B3, 1 mo. LIBOR + 2.00%, 3.57%, 04/29/23 (d),(e)	649,906		652,018

Machinery — 0.0%
Engineered Machinery Holdings, Inc.,
4.94%, 07/19/24 (d),(e),(f)	259,090		259,090
3 mo. LIBOR + 7.25%, 8.66%, 07/18/25 (d),(e),(f)	41,344		41,396

			300,486

Machinery Manufacturing — 0.1%
Engineered Machinery Holdings, Inc., USD 2nd Lien Term Loan, 3 mo. LIBOR + 7.25%, 8.94%, 07/18/25 (d),(e),(f)	347,291		347,725
Gardner Denver, Inc.,
2017 EUR Term Loan B, 3 mo. EURIBOR + 0.00%, 3.00%, 07/30/24 (d),(e)	791,395	EUR	948,606
2017 USD Term Loan B, 3 mo. LIBOR + 2.75%, 4.44%, 07/30/24 (d),(e)	$2,611,604		2,618,838

			3,915,169

Medical Equipment & Devices Manufacturing — 0.1%
Ortho Clinical Diagnostics SA, 3 mo. LIBOR + 3.75%, 5.44%, 06/30/21 (d),(e)	2,193,590		2,196,946

Metals & Mining — 0.0%
Offshore Group Investment Ltd., 1 mo. LIBOR + 6.50%, 8.07%, 12/31/19 (d),(e),(f)	599,898		605,897

Oil & Gas Services & Equipment — 0.0%
Thermon Industries, Inc., Term Loan B, 1 mo. LIBOR + 3.75%, 5.13%, 10/24/24 (d),(e),(f)	758,773		763,515

Real Estate — 0.0%
Quality Care Properties, L + 1.60%, Citibank, N.A., 1 mo. LIBOR + 5.25%, 6.82%, 10/31/22 (d),(e),(f)	610,475		609,711

Retail—Consumer Discretionary — 0.0%
AI Aqua Merger Sub, Inc., 2017 1st Lien Term Loan B, 1 mo. LIBOR + 3.50%, 5.07%, 12/13/23 (d),(e),(f)	252,668		253,932

Retail—Consumer Staples — 0.0%
Pinnacle Operating Corp., 1 mo. LIBOR + 7.25%, 8.82%, 11/15/21 (d),(e),(f)	310,729		291,308

Retail—Discretionary — 0.0%
AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, 1 mo. LIBOR + 3.50%, 5.07%, 12/13/23 (d),(e),(f)	647,725		650,964
Davis Vision Incorporated, 2nd Lien Term Loan B, 3 mo. LIBOR + 6.75%, 8.24%, 11/03/25 (d),(e),(f)	101,170		101,676

			752,640

Software & Services — 0.1%
BlackBoard, Inc., 3 mo. LIBOR + 5.00%, 6.35%, 06/30/21 (d),(e)	1,054,517		1,042,981
Syniverse Holdings, Inc., 4.57%, 04/23/19 (d),(e)	817,512		802,527

			1,845,508

Transportation & Logistics — 0.0%
Utility One Source L.P., Term Loan B, 1 mo. LIBOR + 5.50%, 7.07%, 04/18/23 (d),(e),(f)	122,593		125,045

Wireless Telecommunications Services — 0.1%
Ligado Networks LLC, PIK + 8.75%, 5.13%, 12/07/20 (d),(e)	5,503,962		5,098,044

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
Total North America			$26,048,952

TOTAL BANK DEBT (COST $30,490,061)			27,718,880

CORPORATE BONDS & NOTES — 2.9%
Africa — 0.8%
Diversified Banks — 0.5%
Deutsche Bank AG MTN, 0.00%, 01/18/18—08/30/18 (k)	513,360,000	EGP	28,068,272

Financial Services — 0.3%
Citigroup Global Markets Co. REG S, 0.01%, 03/15/18 (f)	69,298,664	EGP	3,752,768
Citigroup Global Markets Holdings, Inc.,
MTN, 0.00%, 10/04/18 (f)	81,812,849	EGP	4,041,868
MTN, 0.01%, 03/01/18 - 07/19/18 (f)	120,702,887	EGP	6,273,329

			14,067,965

Total Africa			42,136,237

Asia — 0.1%
Banks — 0.0%
Sberbank of Russia Via SB Capital SA, 5 year CMT + 4.02%, 5.50%, 02/26/24 (i)	$635,000		644,716

Utilities — 0.1%
1MDB Energy Ltd. REG S, 5.99%, 05/11/22	2,500,000		2,702,285

Total Asia			3,347,001

Europe — 0.4%
Oil & Gas Services & Equipment — 0.2%
CGG SA,
6.50%, 06/01/21	10,900,000		5,995,000
6.88%, 01/15/22	3,000,000		1,650,000

			7,645,000

Property & Casualty Insurance — 0.1%
Groupama SA, 6.00%, 01/23/27	200,000	EUR	302,362
Groupama SA REG S, 3 mo. EURIBOR + 5.77%, 6.38%, 05/29/49 (i),(m)	2,100,000	EUR	3,024,416

			3,326,778

Transportation & Logistics — 0.1%
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (d),(h)	$3,252,000		3,243,870
9.00%, 10/15/18 (d)	200,000	EUR	239,010
10.75%, 10/15/19 (d),(h)	$234,000		234,585

			3,717,465

Wireless Telecommunications Services — 0.0%
GTH Finance BV, 6.25%, 04/26/20	1,160,000		1,219,740
Intelsat Jackson Holdings SA, 9.75%, 07/15/25 (d),(h)	931,000		896,088

			2,115,828

Total Europe			16,805,071

North America — 1.1%
Advertising & Marketing — 0.0%
Aimia, Inc., MTN, 5.60%, 05/17/19 (d),(n)	543,000	CAD	433,061

Banks — 0.0%
Banco Do Brasil (Cayman) SR REG S, 4.63%, 01/15/25	$567,000		560,383

Chemicals — 0.0%
CF Industries, Inc., 3.40%, 12/01/21 (d),(h)	230,000		232,334

Commercial Finance — 0.1%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (d),(h)	2,706,000		2,800,710

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
Consumer Services — 0.1%
Corporate Risk Holdings LLC, 9.50%, 07/01/19 (d),(h)	$1,883,000		$1,965,381

Exploration & Production — 0.0%
Par Petroleum LLC / Petroleum Finance Corp., 7.75%, 12/15/25 (d),(h)	858,000		854,782

Financial Services — 0.0%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (d),(h)	292,000		289,810
MF Global Holdings Ltd., 6.25%, 08/08/16 (d),(e),(l)	1,847,000		517,160
Och-Ziff Finance Co. LLC, 4.50%, 11/20/19 (d),(h)	480,000		462,000

			1,268,970

Health Care Facilities & Services — 0.0%
Universal Hospital Services, Inc., 7.63%, 08/15/20 (d)	1,477,000		1,477,000

Integrated Oils — 0.3%
Petroleos Mexicanos,
4.25%, 01/15/25	2,129,000		2,116,226
6.38%, 02/04/21	3,197,000		3,475,139
6.88%, 08/04/26	2,214,000		2,510,123
Petroleos Mexicanos REG S,
MTN, 1.88%, 04/21/22	3,821,000	EUR	4,707,492
MTN, 3.75%, 02/21/24	2,616,000	EUR	3,402,503

			16,211,483

Medical Equipment & Devices Manufacturing — 0.0%
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (d),(h)	$1,773,000		1,781,865

Metals & Mining — 0.0%
Freeport-McMoRan, Inc., 5.45%, 03/15/43 (d)	849,000		847,939

Oil & Gas Services & Equipment — 0.0%
CSI Compressco LP / Compressco Finance, Inc., 7.25%, 08/15/22 (b),(d)	821,000		773,793

Pipeline — 0.1%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21 (d),(h)	1,694,000		1,740,585
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21 (d)	962,000		971,620

			2,712,205

Publishing & Broadcasting — 0.2%
American Media, Inc., 0.00%, 03/01/22 (d),(e),(h)	4,475,317		4,122,886
LBI Media, Inc.,
10.00%, 04/15/19 (d),(h),(n)	4,201,000		4,174,744
PIK, 11.50% (8.75% cash & 2.75% PIK), 04/15/20 (d),(h),(l)	3,813,546		1,906,773

			10,204,403

Retail—Consumer Discretionary — 0.2%
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (b),(d),(h)	10,101,000		10,101,000

Software & Services — 0.1%
Blackboard, Inc., 9.75%, 10/15/21 (d),(h)	1,641,000		1,495,361
CURO Financial Technologies Corp.,12.00%, 03/01/22 (d),(h)	3,337,000		3,652,715
Syniverse Foreign Holdings Corp., 9.13%, 01/15/22 (d),(h)	1,496,000		1,518,440
Syniverse Holdings, Inc., 9.13%, 01/15/19 (d)	108,000		107,865

			6,774,381

Supermarkets & Pharmacies — 0.0%
Rite Aid Corp., 9.25%, 03/15/20 (d)	318,000		322,706
Travel & Lodging — 0.0%
River Cree Enterprises LP, 11.00%, 01/20/21 (d),(h)	1,404,000	CAD	1,160,227

Utilities — 0.0%
NGL Energy Partners LP / NGL Energy Finance Corp., 5.13%, 07/15/19 (d)	$320,000		325,600

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount		Value
Wireless Telecommunications Services — 0.0%
Sprint Communications, Inc., 9.00%, 11/15/18 (d),(h)	$1,650,000		$1,736,790

Total North America			62,545,013

South America — 0.5%
Integrated Oils — 0.5%
Petrobras Global Finance BV,
5.38%, 01/27/21	3,823,000		3,975,920
6.13%, 01/17/22	7,106,000		7,541,243
6.25%, 03/17/24	4,013,000		4,261,806
8.38%, 05/23/21	8,060,000		9,192,430

			24,971,399

Refining & Marketing — 0.0%
EP PetroEcuador via Noble Sovereign Funding I Ltd., 3 mo. USD LIBOR + 5.63%, 7.32%, 09/24/19 (i)	1,601,895		1,637,937

Transportation & Logistics — 0.0%
Rumo Luxembourg Sarl REG S, 7.38%, 02/09/24	600,000		645,660

Total South America			27,254,996

TOTAL CORPORATE BONDS & NOTES (COST $144,913,674)			152,088,318

SOVEREIGN DEBT — 5.3%
Africa Finance Corp., 3.88%, 04/13/24	3,944,000		3,970,622
Argentina POM Politica Monetaria, 28.75%, 06/21/20 (i)	285,313,267	ARS	16,391,151
Argentine Republic Government International Bond,
2.26%, 12/31/38 (n)	10,718,403	EUR	9,354,812
3.88%, 01/15/22	4,213,000	EUR	5,320,502
5.63%, 01/26/22	$4,023,000		4,244,265
7.82%, 12/31/33	4,676,000	EUR	6,500,320
Deutsche Bundesrepublik Inflation Linked Bond REG S, 0.10%, 04/15/26 (b),(d)	18,028,589	EUR	23,854,430
Eastern and Southern African Trade and Development Bank, MTN, 5.38%, 03/14/22	$2,779,000		2,900,581
Ecuador Government International Bond, 10.75%, 03/28/22	1,316,000		1,538,075
France Government Bond OAT REG S, 0.10%, 03/01/25 (b),(d)	25,557,408	EUR	33,129,036
Honduras Government International Bond, 8.75%, 12/16/20	298,000	EUR	333,894
Iraq International Bond, 6.75%, 03/09/23	$2,068,000		2,114,695
Japan Treasury Discount Bill, 0.00%, 04/05/18 (d),(k)	3,000,000,000	JPY	26,635,261
Mexican Bonos, 10.00%, 12/05/24 (b),(d)	315,050,000	MXN	18,060,677
National Highways Authority of India, 7.30%, 05/18/22	530,000,000	INR	8,354,457
Pakistan Government International Bond REG S, 6.75%, 12/03/19	$2,835,000		2,935,546
Paraguay Government International Bond,
4.63%, 01/25/23	3,779,000		3,960,014
4.70%, 03/27/27	559,000		585,553
Peruvian Government International Bond, 5.20%, 09/12/23	24,423,000		7,939,573
Republic of South Africa Government Bond,
7.75%, 02/28/23	70,840,189	ZAR	5,691,383
10.50%, 12/21/26	90,621,000	ZAR	8,180,610
Republic of South Africa Government International Bond, 5.50%, 03/09/20	$2,818,000		2,958,111
Russian Foreign Bond—Eurobond, 4.50%, 04/04/22	200,000		211,709
Russian Government Bond, 7.40%, 12/07/22	434,625,000	RUB	7,645,629
Sweden Government Bond,
0.75%, 05/12/28 (b),(d)	93,000,000	SEK	11,312,632
1.00%, 11/12/26 (b),(d)	177,000,000	SEK	22,426,423
Turkey Government International Bond, 7.00%, 06/05/20	$1,121,000		1,209,357
United Kingdom Gilt Inflation Linked Bond REG S, 0.125%, 03/22/24 - 03/22/26 (b),(d)	27,031,633	GBP	42,623,521

TOTAL SOVEREIGN DEBT (COST $274,798,807)			280,382,839

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 24.9%
North America — 24.9%
Collateralized Mortgage Obligation (Residential) — 16.3%
Bellemeade Re Ltd.,
Series 2015-1A, Class M2, 1 mo. USD LIBOR + 4.30%, 5.63%, 07/25/25 (d),(h),(i)	$1,582,524	$1,615,017
Series 2017-1, Class M2, 4.90%, 10/25/27 (d),(h),(i)	7,962,000	8,060,824
Chase Mortgage Finance Corp., Series 2007-A2, Class 3A2, 3.68%, 07/25/37 (d),(i)	164,181	160,143
ChaseFlex Trust, Series 2007-2, Class A2, 1 mo. USD LIBOR + .34%, 1.89%, 05/25/37 (d),(i)	935,832	853,921
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (d)	412,173	410,590
Connecticut Avenue Securities,
Series 2014-C02, Class 1M2, 1 mo. USD LIBOR + 2.60%, 4.15%, 05/25/24 (b),(d),(i),(j)	14,013,427	14,883,240
Series 2014-C03, Class 1M2, 1 mo. USD LIBOR + 3.00%, 4.55%, 07/25/24 (b),(d),(i),(j)	5,561,164	5,947,415
Series 2015-C02, Class 1M2, 1 mo. USD LIBOR + 4.00%, 5.55%, 05/25/25 (d),(i),(j)	19,328,210	21,073,547
Series 2015-C03, Class 1M2, 1 mo. USD LIBOR + 5.00%, 6.55%, 07/25/25 (d),(i),(j)	2,537,141	2,862,048
Series 2015-C04, Class 2M2, 1 mo. USD LIBOR + 5.55%, 7.10%, 04/25/28 (d),(i),(j)	8,031,102	9,051,534
Series 2015-C04, Class 1M2, 1 mo. USD LIBOR + 5.70%, 7.25%, 04/25/28 (d),(i),(j)	7,350,132	8,459,634
Series 2016-C01, Class 1M2, 1 mo. USD LIBOR + 6.75%, 8.30%, 08/25/28 (b),(d),(i)	12,291,000	14,626,265
Series 2016-C01, Class 2M2, 1 mo. USD LIBOR + 6.95%, 8.50%, 08/25/28 (b),(d),(i)	9,668,624	11,431,582
Series 2016-C02, Class 1M2, 1 mo. USD LIBOR + 6.00%, 7.55%, 09/25/28 (d),(i)	26,712,000	31,655,056
Series 2016-C03, Class 2M2, 1 mo. USD LIBOR + 5.90%, 7.45%, 10/25/28 (d),(i)	4,336,000	5,032,448
Series 2016-C05, Class 2M2, 1 mo. USD LIBOR + 4.45%, 6.00%, 01/25/29 (d),(i)	7,014,000	7,811,071
Countrywide Alternative Loan Trust,
Series 2004-28CB SEQ, Class 3A1, 6.00%, 01/25/35 (d)	835,937	840,990
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (b),(d)	1,028,866	1,021,303
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 3.99%, 04/25/36 (d),(i)	8,901	8,942
Series 2006-BC4, Class 2A2, 1 mo. USD LIBOR + ..16%, 1.71%, 11/25/36 (d),(i)	122,532	122,869
Federal Home Loan Mortgage Corp.,
Series 2015-SC02, Class M3, 3.68%, 09/25/45 (d),(i)	866,000	814,723
Series 2016-DNA3, Class M3, 1 mo. USD LIBOR + 5.00%, 6.55%, 12/25/28 (d),(i)	1,784,000	2,082,527
Series 2016-DNA4, Class M3, 1 mo. USD LIBOR + 3.80%, 5.35%, 03/25/29 (d),(i)	1,500,000	1,667,248
Series 2016-HQA3, Class M3, 1 mo. USD LIBOR + 3.85%, 5.40%, 03/25/29 (d),(i)	4,582,000	5,090,602
Series 2016-HQA4, Class M3, 1 mo. USD LIBOR + 3.90%, 5.45%, 04/25/29 (d),(i)	17,027,000	18,996,002
Series 2017-DNA3, Class M2, 4.05%, 03/25/30 (d),(i)	3,305,000	3,421,369
Series 2017-HQA1, Class M2, 1 mo. USD LIBOR + 3.55%, 5.10%, 08/25/29 (d),(i)	11,615,000	12,592,774
Series 2017-HQA2, Class M2, 1 mo. USD LIBOR + 2.65%, 4.20%, 12/25/29 (d),(i)	19,614,000	20,339,522
Series 2017-HQA3, Class M2, 3.90%, 04/25/30 (d),(i)	2,926,000	2,994,585
Series 2017-HRP1, Class M2, 3.86%, 12/25/42 (d),(i)	1,687,000	1,725,863
Series 2017-SPI1, Class M2, 3.99%, 09/25/47 (d),(h),(i)	284,000	270,508
Federal National Mortgage Association,
4.00%, 02/01/48 (d),(o)	101,500,000	106,008,021
4.50%, 01/01/48 (d),(o)	57,500,000	61,183,565
Series 2016-C06, Class 1M2, 1 mo. USD LIBOR + 4.25%, 5.80%, 04/25/29 (d),(i)	37,197,000	42,309,728
Series 2016-C07, Class 2M2, 1 mo. USD LIBOR + 4.35%, 5.90%, 05/25/29 (d),(i)	29,355,000	32,566,731
Series 2017-C01, Class 1M2, 1 mo. USD LIBOR + 3.55%, 5.10%, 07/25/29 (d),(i)	23,819,000	25,880,773
Series 2017-C02, Class 2M2, 1 mo. USD LIBOR + 3.65%, 5.20%, 09/25/29 (d),(i),(j)	24,842,000	26,974,214
Series 2017-C03, Class 1M2, 1 mo. USD LIBOR + 3.00%, 4.55%, 10/25/29 (d),(i)	21,896,000	23,164,873
Series 2017-C04, Class 2M2, 1 mo. USD LIBOR + 2.85%, 4.40%, 11/25/29 (d),(i)	33,323,000	34,870,187
Series 2017-C05, Class 1M2, 1 mo. USD LIBOR + 2.20%, 3.75%, 01/25/30 (d),(i)	34,086,000	34,547,218
Series 2017-C06, Class 1M2, 4.20%, 02/25/30 (d),(i)	20,331,000	21,057,427
Series 2017-C06, Class 2M2, 4.35%, 02/25/30 (d),(i)	34,089,000	35,580,735
Series 2017-C07, Class 1M2, 3.95%, 05/25/30 (d),(i)	8,593,000	8,833,415
Government National Mortgage Association, 4.00%, 09/20/45 - 01/01/48 (d),(o)	86,690,350	90,655,561
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 1 mo. USD LIBOR + .52%, 2.07%, 01/25/36 (b),(d),(i)	502,634	481,676
LSTAR Securities Investment Ltd., Series 2017-2, Class A1, 1 mo. USD LIBOR + 2.00%, 3.57%, 02/01/22 (d),(h),(i)	2,755,411	2,758,464
Oaktown RE Ltd., Series 2017-1A, Class M2, 1 mo. USD LIBOR + 4.00%, 5.55%, 04/25/27 (d),(h),(i),(j)	8,686,000	8,824,768
Structured Agency Credit Risk,
Series 2015-DNA3, Class M3, 1 mo. USD LIBOR + 4.70%, 6.25%, 04/25/28 (d),(i),(j)	5,300,088	6,198,707
Series 2015-HQA1, Class M3, 1 mo. USD LIBOR + 4.70%, 6.25%, 03/25/28 (d),(i)	4,242,000	4,843,685

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-HQA1, Class B, 1 mo. USD LIBOR + 8.80%, 10.35%, 03/25/28 (d),(e),(i)	$3,392,600	$4,313,111
Series 2015-HQA2, Class M3, 1 mo. USD LIBOR + 4.80%, 6.35%, 05/25/28 (d),(i)	5,130,000	5,979,579
Series 2016-DNA1, Class M3, 1 mo. USD LIBOR + 5.55%, 7.10%, 07/25/28 (b),(d),(i)	36,678,000	43,965,295
Series 2016-DNA2, Class M3, 1 mo. USD LIBOR + 4.65%, 6.20%, 10/25/28 (d),(i)	9,840,000	11,287,562
Series 2016-HQA1, Class M3, 1 mo. USD LIBOR + 6.35%, 7.90%, 09/25/28 (d),(i)	5,109,000	6,258,019
Series 2016-HQA2, Class M3, 1 mo. USD LIBOR + 5.15%, 6.70%, 11/25/28 (d),(i),(j)	14,088,000	16,614,965
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.00%, 10/25/37 (b),(d)	282,999	278,555

		871,360,996

Commercial Mortgage-Backed Securities — 8.0%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 4.30%, 09/15/34 (d),(h),(i)	4,000,000	3,932,536
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 1 mo. USD LIBOR + 3.50%, 4.98%, 09/15/26 (d),(h),(i)	1,000,000	1,002,778
Series 2014-ICTS, Class D, 1 mo. USD LIBOR + 1.90%, 3.15%, 06/15/28 (d),(h),(i)	2,300,000	2,322,443
Series 2014-ICTS, Class E, 1 mo. USD LIBOR + 2.95%, 4.20%, 06/15/28 (d),(h),(i)	3,150,000	3,139,999
Series 2015-ASMB, Class MZB, 1 mo. USD LIBOR + 8.92%, 10.40%, 01/09/20 (b),(d),(e),(h),(i)	19,075,000	19,076,373
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.70%, 07/10/46 (b),(i)	5,598,455	5,618,610
Banc of America Commercial Mortgage Trust 2007-1, Series 2007-1 SEQ, Class AMFX, 5.48%, 01/15/49 (i)	2,428,969	2,464,189
BANK 2017-BNK4, Series 2017-BNK8, Class A4, 3.49%, 11/15/50 (b),(d)	4,200,000	4,309,691
BBCMS Trust,
Series 2014-BXO, Class D, 1 mo. USD LIBOR + 3.00%, 4.48%, 08/15/27 (d),(h),(i)	2,084,912	2,108,497
Series 2014-BXO, Class E, 1 mo. USD LIBOR + 3.75%, 5.23%, 08/15/27 (d),(h),(i)	1,000,000	1,001,582
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-T24, Class AJ, 5.60%, 10/12/41 (b),(i)	24,563	24,728
Series 2007-PW17, Class AJ, 5.70%, 06/11/50 (i)	767,466	767,466
BX Trust,
Series 2017-SLCT, Class E, 1 mo. USD LIBOR + 3.15%, 4.63%, 07/15/34 (d),(h),(i)	8,000,000	8,012,408
Series 2017-SLCT, Class F, 1 mo. USD LIBOR + 4.25%, 5.73%, 07/15/34 (d),(h),(i)	4,000,000	4,008,704
CD Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/50 (d)	3,800,000	3,911,621
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class D, 6.08%, 04/15/44 (d),(h),(i)	2,900,000	3,077,625
Series 2016-C6, Class D, 4.23%, 11/10/49 (d),(h),(i)	3,266,000	2,726,519
Series 2016-C7, Class D, 4.44%, 12/10/54 (d),(h),(i)	1,605,000	1,358,321
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class C, 6.19%, 03/15/49 (b),(i)	1,594,396	1,615,442
Series 2006-C5, Class AJ, 5.48%, 10/15/49 (b)	4,194,528	4,186,139
Series 2015-GC29, Class D, 3.11%, 04/10/48 (d),(h),(j)	4,286,000	3,220,453
Series 2015-GC31, Class D, 4.06%, 06/10/48 (d),(i)	1,850,000	1,473,553
Series 2015-P1, Class D, 3.23%, 09/15/48 (d),(h)	1,193,000	963,555
Series 2016-C3, Class D, 3.00%, 11/15/49 (d),(h)	1,826,000	1,391,127
Series 2016-P6, Class D, 3.25%, 12/10/49 (d),(h)	1,030,000	795,032
Series 2016-SMPL, Class E, 4.51%, 09/10/31 (d),(h)	2,000,000	1,997,994
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AJFX, 5.57%, 04/15/47 (i)	5,191,588	5,224,295
Commercial Mortgage Trust,
Series 2006-C8 SEQ, Class AJ, 5.38%, 12/10/46 (b),(j)	9,417,892	9,488,526
Series 2014-PAT, Class E, 1 mo. USD LIBOR + 3.15%, 4.58%, 08/13/27 (b),(d),(h),(i)	2,400,000	2,411,357
Series 2014-TWC, Class E, 1 mo. USD LIBOR + 3.25%, 4.68%, 02/13/32 (b),(d),(h),(i)	2,300,000	2,306,610
Series 2015-CR23, Class D, 4.25%, 05/10/48 (b),(d),(i)	1,745,000	1,421,653
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class AM, 5.42%, 02/15/40 (b)	5,236,962	5,297,187
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (h),(i)	1,222,800	1,236,740
Series 2007-C2, Class AJ, 5.73%, 01/15/49 (i)	5,785,877	5,877,873
Credit Suisse Mortgage Trust,
Series 2006-C4, Class AJ, 5.54%, 09/15/39 (b),(i)	11,220,189	11,377,272
Series 2015-DEAL, Class D, 1 mo. USD LIBOR + 3.10%, 4.58%, 04/15/29 (d),(h),(i)	3,025,000	3,025,018
Series 2015-DEAL, Class E, 1 mo. USD LIBOR + 4.00%, 5.48%, 04/15/29 (b),(d),(h),(i)	3,900,000	3,900,023
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.21%, 06/15/57 (d),(i)	1,282,000	990,617
Series 2015-C3, Class D, 3.36%, 08/15/48 (d),(i),(j)	3,139,000	2,423,707
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class B6, 6.11%, 06/10/32	1,026,893	1,035,827

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (b),(i),(j)	$24,595,920	$24,947,642
GE Commercial Mortgage Corp. Trust, Series 2007-C1 SEQ, Class AMFX, 5.54%, 12/10/49 (h),(i)	379,345	384,466
GS Mortgage Securities Corp. II, Series 2017-GS8, Class A4, 3.47%, 11/10/50 (d)	5,700,000	5,861,692
GS Mortgage Securities Trust,
Series 2007-GG10, Class AM, 5.81%, 08/10/45 (b),(i)	3,340,826	3,374,902
Series 2013-GC12, Class D, 4.44%, 06/10/46 (d),(h),(i)	4,000,000	3,480,248
Series 2017-SLP, Class E, 4.59%, 10/10/32 (d),(h),(i)	3,000,000	2,900,100
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class D, 3.33%, 08/09/32 (d),(h),(i)	1,500,000	1,496,729
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class AJ, 5.58%, 01/12/43 (i)	1,303,654	1,320,992
Series 2006-CB14, Class AJ, 5.52%, 12/12/44 (b),(i)	3,147,234	3,170,839
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (i),(j)	15,152,399	15,358,471
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (i)	151,648	153,241
Series 2007-LD11, Class AM, 6.01%, 06/15/49 (i)	2,944,305	2,994,358
Series 2013-C10, Class D, 4.14%, 12/15/47 (d),(i)	5,200,000	4,746,799
Series 2014-BXH, Class E, 1 mo. USD LIBOR + 3.75%, 5.23%, 04/15/27 (d),(h),(i)	1,413,798	1,397,016
Series 2014-C20, Class D, 4.57%, 07/15/47 (b),(d),(h),(i)	3,813,137	3,098,403
Series 2014-CBM, Class E, 1 mo. USD LIBOR + 3.85%, 5.33%, 10/15/29 (b),(d),(h),(i)	7,100,000	7,029,000
Series 2014-FL5, Class D, 1 mo. USD LIBOR + 3.50%, 4.98%, 07/15/31 (b),(d),(h),(i)	5,625,000	5,559,069
Series 2016-WPT, Class D, 1 mo. USD LIBOR + 3.75%, 5.23%, 10/15/33 (d),(h),(i)	1,500,000	1,511,235
Series 2016-WPT, Class E, 1 mo. USD LIBOR + 5.00%, 6.48%, 10/15/33 (d),(h),(i)	2,600,000	2,625,966
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class D, 3.74%, 10/15/48 (d),(h),(i)	5,074,000	3,965,336
Series 2015-C30, Class D, 3.81%, 07/15/48 (d),(i)	1,694,000	1,339,099
Series 2015-C30, Class C, 4.31%, 07/15/48 (d),(i),(j)	11,768,000	11,457,901
JPMDB Commercial Mortgage Securities Trust 2017-C7, Series 2017-C7 SEQ, Class A5, 3.41%, 10/15/50 (b),(d)	4,950,000	5,067,498
LB Commercial Mortgage Trust, Series 2007-C3, Class AJFL, 1 mo. USD LIBOR + .35%, 1.83%, 07/15/44 (h),(i)	769,887	762,573
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AJ, 6.23%, 07/15/40 (b),(i),(j)	15,831,861	16,184,912
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 1 mo. USD LIBOR + 5.60%, 7.08%, 09/15/28 (d),(h),(i)	7,081,748	7,192,230
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.11%, 04/20/48 (d),(h),(i)	3,194,000	2,343,633
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class AJ, 5.59%, 05/12/39 (b),(i)	1,348,068	1,353,325
Series 2007-C1, Class AM, 5.81%, 06/12/50 (i),(j)	26,124,532	26,359,653
ML-CFC Commercial Mortgage Trust,
Series 2007-6, Class AM, 5.53%, 03/12/51 (i)	4,005,751	4,034,192
Series 2007-7, Class AM, 5.75%, 06/12/50 (b),(i)	1,443,483	1,465,857
Series 2007-8, Class AMA, 5.79%, 08/12/49 (b),(i),(j)	18,412,231	18,504,292
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/47 (d),(h)	3,660,000	2,849,566
Series 2015-C21, Class D, 4.16%, 03/15/48 (d),(h),(i)	4,754,000	3,849,475
Series 2015-C23, Class D, 4.13%, 07/15/50 (d),(h),(i)	2,195,000	1,927,939
Series 2015-C27, Class D, 3.24%, 12/15/47 (d),(h),(i)	1,466,500	1,118,359
Series 2016-C29, Class D, 3.00%, 05/15/49 (d),(h)	2,517,000	1,935,774
Series 2016-C30, Class D, 3.00%, 09/15/49 (d),(h),(i)	1,323,000	994,475
Series 2016-C32, Class D, 3.40%, 12/15/49 (d),(h),(i)	991,000	759,936
Series 2017-C34 SEQ, Class A4, 3.54%, 11/15/52 (b),(d)	2,907,303	2,992,164
Morgan Stanley Capital I Trust,
Series 2006-HQ10, Class AJ, 5.39%, 11/12/41 (b),(i),(j)	6,200,811	6,231,815
Series 2007-T25, Class AJ, 5.57%, 11/12/49 (i)	5,843,009	5,895,596
Series 2016-UB12, Class D, 3.31%, 12/15/49 (d),(h)	1,761,000	1,329,254
Morgan Stanley Capital Trust, Series 2007-IQ15, Class AJ, 5.99%, 06/11/49 (i)	1,954,939	1,981,135
Motel 6 Trust, Series 2017-MTL6, Class E, 4.73%, 08/15/34 (d),(h),(i)	2,977,375	2,970,574
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/33 (d),(h)	6,907,000	6,915,226
PFP Ltd., Series 2017-3, Class D, 1 mo. USD LIBOR + 3.50%, 4.93%, 01/14/35 (d),(h),(i)	1,000,000	1,004,519
Resource Capital Corp. Ltd., Series 2015-CRE3, Class D, 1 mo. USD LIBOR + 4.00%, 5.48%, 03/15/32 (d),(h),(i)	1,500,000	1,501,793
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class AM, 6.00%, 06/15/45 (b),(i)	1,377,208	1,390,843

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (b),(i)	$4,936,917	$4,990,236
Series 2007-C30, Class AJ, 5.41%, 12/15/43 (i),(j)	5,014,097	5,097,331
Series 2007-C32, Class AJ, 5.78%, 06/15/49 (i)	982,015	991,835
Series 2007-C33, Class AJ, 6.01%, 02/15/51 (i),(j)	8,842,917	9,082,560
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class E, 1 mo. USD LIBOR + 4.35%, 5.83%, 06/15/29 (d),(h),(i)	3,000,000	3,008,421
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (d),(h)	6,903,000	5,414,541
Series 2015-C31, Class D, 3.85%, 11/15/48 (d)	3,546,000	2,833,094
Series 2015-LC20, Class D, 4.36%, 04/15/50 (d),(h),(i),(j)	5,292,000	4,386,258
Series 2015-NXS2, Class C, 4.25%, 07/15/58 (d),(i)	9,532,000	9,426,586
Series 2015-NXS4, Class E, 3.60%, 12/15/48 (d),(h),(i)	2,629,000	1,964,334
Series 2016-C34, Class D, 5.03%, 06/15/49 (d),(h),(i)	2,764,000	2,302,923

		427,112,321

Interest Only Commercial Mortgage-Backed Securities — 0.5%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XB, 0.06%, 01/10/48 (b),(i)	33,288,517	275,662
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.15%, 04/10/48 (d),(i),(j)	14,280,173	821,296
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.22%, 08/10/47 (d),(i)	20,511,173	1,083,872
Series 2014-UBS5, Class XA, 1.03%, 09/10/47 (b),(d),(i)	3,974,749	163,438
Series 2015-CR23, Class XA, 0.98%, 05/10/48 (b),(d),(i)	12,258,258	579,460
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.85%, 06/15/57 (b),(d),(i)	40,487,884	1,820,376
Series 2015-C3, Class XA, 0.86%, 08/15/48 (d),(i)	34,362,065	1,467,466
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA, 0.83%, 09/10/47 (b),(d),(i)	13,865,030	550,206
Series 2015-GC32, Class XA, 0.86%, 07/10/48 (d),(i),(j)	23,788,637	1,098,345
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class XA, 0.69%, 07/15/48 (d),(i)	52,535,859	1,675,211
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA, 1.23%, 08/15/47 (b),(d),(i)	25,204,923	1,175,280
Series 2015-C22, Class XA, 1.14%, 04/15/48 (d),(i)	19,191,813	1,096,774
Series 2015-C23, Class XA, 0.73%, 07/15/50 (d),(i),(j)	56,595,160	1,904,597
Series 2015-C25, Class XA, 1.13%, 10/15/48 (d),(i)	36,187,825	2,337,987
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class XA, 0.74%, 06/15/48 (d),(i),(j)	121,834,863	4,848,662
Series 2016-C32, Class XA, 1.35%, 01/15/59 (d),(i)	34,928,673	2,729,117
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 0.91%, 09/15/57 (b),(d),(i)	1,830,432	79,863

		23,707,612

Inverse Interest Only Collateralized Mortgage Obligations — 0.1%
Federal National Mortgage Association,
Series 2014-28, Class SB, 1 mo. USD LIBOR + 6.05%, 4.50%, 05/25/44 (b),(d),(i)	24,458,544	4,173,459
Series 2015-13, Class ST, 1 mo. USD LIBOR + 5.60%, 4.05%, 03/25/45 (b),(d),(i)	14,569,406	2,567,450

		6,740,909

Total North America		1,328,921,838

Oceania — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class AMFL, 1 mo. USD LIBOR + .23%, 1.67%, 06/12/50 (h),(i)	2,156,474	2,156,474

Total Oceania		2,156,474

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,277,750,185)		1,331,078,312

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.5%
North America — 0.5%
Inverse Interest Only Collateralized Mortgage Obligations — 0.5%
Government National Mortgage Association,

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Principal Amount	Value
Series 2011-157, Class LS, 1 mo. USD LIBOR + 6.63%, 5.13%, 12/20/41 (b),(d),(i)	$6,722,629	$1,428,982
Series 2012-96, Class SA, 1 mo. USD LIBOR + 6.10%, 4.60%, 08/20/42 (b),(d),(i)	6,930,298	1,302,452
Series 2013-188, Class SA, 1 mo. USD LIBOR + 6.15%, 4.65%, 12/20/43 (b),(d),(i)	6,754,859	1,007,420
Series 2014-116, Class SC, 1 mo. USD LIBOR + 5.60%, 4.10%, 08/20/44 (b),(d),(i)	4,687,807	712,537
Series 2015-148, Class SL, 1 mo. USD LIBOR + 5.68%, 4.18%, 10/20/45 (b),(d),(i)	19,351,173	2,967,135
Series 2015-151, Class SC, 1 mo. USD LIBOR + 6.15%, 4.65%, 10/20/45 (b),(d),(i)	11,596,874	2,029,569
Series 2015-161, Class AS, 1 mo. USD LIBOR + 6.20%, 4.70%, 11/20/45 (b),(d),(i)	9,528,943	2,141,125
Series 2015-162, Class LS, 1 mo. USD LIBOR + 6.20%, 4.70%, 11/20/45 (b),(d),(i)	13,395,343	2,692,785
Series 2016-5, Class QS, 1 mo. USD LIBOR + 6.20%, 4.70%, 01/20/46 (b),(d),(i)	15,311,922	2,824,958
Series 2017-114, Class SP, 1 mo. USD LIBOR + 6.20%, 4.70%, 07/20/47 (b),(d),(i)	9,306,648	1,777,607
Series 2017-117, Class BS, 4.70%, 08/20/47 (b),(d),(i)	7,224,848	1,464,990
Series 2017-156, Class SB, 4.70%, 10/20/47 (b),(d),(i)	9,744,360	2,236,272
Series 2017-73, Class SM, 1 mo. USD LIBOR + 6.20%, 4.70%, 05/20/47 (b),(d),(i)	9,312,939	1,945,659
Series 2017-78, Class CS, 1 mo. USD LIBOR + 6.20%, 4.70%, 05/20/47 (b),(d),(i)	18,640,470	4,074,080

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $29,390,212)		28,605,571

U.S. TREASURY OBLIGATIONS — 2.2%
North America — 2.2%
U.S. Treasury Bills, 0.00%, 01/04/18 - 01/18/18 (b),(d)	30,000,000	29,989,764
U.S. Treasury Inflation Indexed Notes,
0.13%, 07/15/26 (b),(d)	30,873,300	30,186,142
0.38%, 07/15/25 (b),(d)	7,281,470	7,296,957
0.63%, 01/15/26 (b),(d)	49,831,680	50,660,825

TOTAL U.S. TREASURY OBLIGATIONS (COST $119,302,963)		118,133,688

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 1.7%
iShares Core MSCI Emerging Markets ETF (b),(d)	218,413	12,427,700
iShares JP Morgan USD Emerging Markets Bond ETF (b),(d)	106,100	12,318,210
PowerShares Emerging Markets Sovereign Debt Portfolio (b),(d)	18,000	531,720
SPDR Dow Jones International Real Estate ETF (b),(d)	283,600	11,482,964
Vanguard Emerging Markets Government Bond ETF (b),(d)	5,000	401,350
Vanguard FTSE Emerging Markets ETF (b),(d)	289,844	13,306,738
Vanguard Global ex-U.S. Real Estate ETF (b),(d)	289,757	17,530,298
Vanguard REIT ETF (b),(d)	247,138	20,507,511

TOTAL EXCHANGE-TRADED FUNDS (COST $81,653,052)		88,506,491

INVESTMENTS IN INVESTEE FUNDS — 6.4%
North America — 6.4%
GCM Equity Partners LP (cost $ 91,734,684) (e),(p)		133,848,986
GCM Offshore Equity Partners LP (cost $ 30,211,561) (e),(p)		43,838,172
Glenview Capital Partners (Cayman), Ltd. (cost $ 125,000,000) (e),(p)	125,000	161,637,500

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $246,946,245)		339,324,658

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 0.0%
Exchange-Traded Call Options — 0.0%
Barclays PLC	2.05 GBP	02/16/18	793	$161,058,300	$73,527	$72,270	$(1,257)
BASF SE	100.00 EUR	01/19/18	132	1,210,968	28,561	1,188	(27,373)
BASF SE	98.00 EUR	01/19/18	132	1,210,968	28,692	1,901	(26,791)
BASF SE	96.00 EUR	01/19/18	264	2,421,936	41,027	8,236	(32,791)
BASF SE	96.00 EUR	02/16/18	132	1,210,968	25,849	12,433	(13,416)
BASF SE	94.00 EUR	01/19/18	132	1,210,968	27,576	10,453	(17,123)
BASF SE	98.00 EUR	02/16/18	132	1,210,968	18,457	7,048	(11,409)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
BASF SE	95.00 EUR	01/19/18	132	$4,620	$25,621	$5,543	$(20,078)
Bayer AG	120.00 EUR	01/19/18	66	686,400	17,996	5,741	(12,255)
Bayer AG	115.00 EUR	02/16/18	132	1,372,800	27,975	4,276	(23,699)
BNP Paribas SA	64.00 EUR	02/16/18	529	3,293,025	91,208	66,011	(25,197)
Cisco Systems, Inc.	40.00 USD	01/17/20	1,699	6,507,170	236,103	598,048	361,945
DAX Index	13,650.00 EUR	02/16/18	70	4,521,174	41,060	8,819	(32,241)
Deutsche Telekom AG	16.00 EUR	03/16/18	2,274	3,364,383	71,469	25,920	(45,549)
E.On SE	10.00 EUR	02/16/18	1,322	1,197,864	27,443	8,724	(18,719)
E.On SE	9.60 EUR	01/19/18	1,322	1,197,864	32,882	8,724	(24,158)
Enel SpA	5.60 EUR	02/15/18	397	3,970	43,492	4,763	(38,729)
Euro Stoxx 50	3,750.00 EUR	01/19/18	165	5,781,534	66,793	396	(66,397)
Euro Stoxx 50	3,600.00 EUR	01/19/18	836	29,293,106	570,880	51,157	(519,723)
Euro Stoxx 50	3,675.00 EUR	01/19/18	429	15,031,988	213,683	5,147	(208,536)
Euro Stoxx 50	3,625.00 EUR	01/19/18	396	13,875,682	168,123	14,729	(153,394)
Fresenius SE & Co. KGaA	66.00 EUR	01/19/18	264	1,717,848	41,630	18,214	(23,416)
Koninklijke KPN NV	3.20 EUR	03/16/18	7,932	2,306,626	59,589	23,793	(35,796)
Orange SA	15.00 EUR	02/16/18	1,322	1,913,595	40,219	15,862	(24,357)
Publicis Groupe SA	56.00 EUR	01/19/18	330	1,869,450	56,180	53,255	(2,925)
Qorvo, Inc.	80.00 USD	01/18/19	867	5,774,220	890,138	593,895	(296,243)
Renault SA	88.00 EUR	02/16/18	132	1,107,612	39,663	27,717	(11,946)
Renault SA	88.00 EUR	01/19/18	132	1,107,612	22,867	9,503	(13,364)
Royal Dutch Shell PLC	27.50 EUR	01/19/18	661	1,836,589	52,032	38,069	(13,963)
RWE AG	21.00 EUR	01/19/18	330	561,000	26,540	1,584	(24,956)
RWE AG	19.50 EUR	02/16/18	397	674,900	37,144	5,954	(31,190)
RWE AG	19.50 EUR	01/19/18	397	674,900	26,758	3,334	(23,424)
S&P 500 Index	2,750.00 USD	01/19/18	18	4,812,498	4,410	990	(3,420)
S&P 500 Index	2,745.00 USD	01/19/18	18	4,812,498	3,870	1,170	(2,700)
SAP SE	97.00 EUR	01/19/18	132	1,470,150	24,491	5,068	(19,423)
SAP SE	98.00 EUR	01/19/18	132	1,233,540	30,734	4,751	(25,983)
Societe Generale SA	45.00 EUR	02/16/18	661	2,845,605	61,275	54,724	(6,551)
STMicroelectronics NV	21.00 EUR	01/19/18	529	963,045	62,146	2,539	(59,607)
STMicroelectronics NV	20.00 EUR	02/16/18	992	1,805,936	70,937	40,469	(30,468)
Telefonica SA	9.00 EUR	03/16/18	4,958	4,028,375	72,192	47,591	(24,601)
U.S. 5-Year Future	117.25 USD	01/26/18	750	87,275,391	48,047	23,438	(24,609)
Vinci SA	88.00 EUR	01/19/18	132	1,123,980	25,917	4,355	(21,562)
Vivendi SA	24.00 EUR	01/19/18	661	1,481,962	34,586	4,362	(30,224)
Vivendi SA	23.50 EUR	01/19/18	661	1,481,962	33,134	9,121	(24,013)
Volkswagen AG	180.00 EUR	01/19/18	66	1,098,570	35,919	5,227	(30,692)

					$3,678,835	$1,916,512	$(1,762,323)

Exchange-Traded Put Options — 0.0%
Barclays PLC	2.00 GBP	01/19/18	529	107,439,900	34,023	24,998	(9,025)
Bayer AG	76.00 EUR	06/15/18	471	4,898,400	244,831	20,345	(224,486)
Danone SA	68.00 EUR	02/16/18	264	1,846,680	42,909	28,825	(14,084)
Deutsche Bank AG	16.50 EUR	02/16/18	1,322	2,098,675	92,536	164,172	71,636
Enel SpA	5.40 EUR	01/18/18	397	110,842	45,941	132,994	87,053
Euro Stoxx 50	3,500.00 EUR	01/19/18	21	735,832	10,579	10,079	(500)
Euro Stoxx 50	3,500.00 EUR	02/16/18	53	1,857,099	49,361	43,560	(5,801)
Iberdrola SA	6.25 EUR	02/16/18	3,966	3,057,786	76,923	69,000	(7,923)
iShares Russell 2000	150.00 USD	01/19/18	241	3,674,286	38,088	25,546	(12,542)
Philip Morris International, Inc.	100.00 USD	01/19/18	330	3,486,450	83,638	7,590	(76,048)
S&P 500 Index	2,500.00 USD	06/15/18	159	649,674	618,994	668,595	49,601
Technology Select Sector SPDR	64.00 USD	01/19/18	1,076	6,881,020	103,341	86,080	(17,261)
WPP PLC	12.50 GBP	01/19/18	66	88,506,000	32,190	3,230	(28,960)

					$1,473,354	$1,285,014	$(188,340)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Put Options — 0.0%
USD/CAD Currency	Morgan Stanley & Co. International plc	1.10 USD	04/26/18	200,000	$—	$7,000	$1,580	$(5,420)

OTC Call Options — 0.0%
Microsoft Corp.	Morgan Stanley & Co. International plc	80.00 USD	01/18/19	107,400	9,186,996	$445,710	$1,146,047	$700,337

OTC Put Options — 0.0%
Qorvo, Inc.	Bank of America, N.A.	100.00 USD	01/18/19	21,200	1,411,920	$608,864	$754,715	$145,851
Vaneck Vectors Semiconductor ETF	Bank of America, N.A.	67.50 USD	01/19/18	175,000	17,116,750	731,500	622	(730,878)

						$1,340,364	$755,337	$(585,027)

Total Purchased Options Outstanding						$6,945,263	$5,104,490	$(1,840,774)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — MONEY MARKET FUND — 9.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.21% (q)	510,976,128	510,976,128

TOTAL SHORT-TERM INVESTMENT — MONEY MARKET FUND (COST $510,976,128)		510,976,128

TOTAL INVESTMENTS IN SECURITIES — 94.3% (COST $4,718,640,983)		5,030,072,535

TOTAL SECURITIES SOLD SHORT— (26.3)% (PROCEEDS $1,324,359,217)		(1,405,119,970)

Other Assets (r)— 32.0%		1,711,314,680

Net Assets — 100.0%		$5,336,267,245

SECURITIES SOLD SHORT — (26.3)%
COMMON STOCK — (24.2)%
Africa — (0.0)%
Oil, Gas & Coal — (0.0)%
Kosmos Energy Ltd.	44,500	(304,825)
Sasol Ltd. ADR	7,000	(239,470)

Total Africa		(544,295)

Asia — (1.4)%
Asset Management — (0.0)%
Noah Holdings Ltd. ADR	300	(13,884)

Automotive — (0.0)%
Honda Motor Co. Ltd. ADR	6,200	(211,296)
Kandi Technologies Group, Inc.	12,900	(87,720)
SORL Auto Parts, Inc.	1,100	(7,392)
Toyota Motor Corp. ADR	5,400	(686,718)

		(993,126)

Banking — (0.1)%
China Minsheng Banking Corp. Ltd. H Shares	1,035,000	(1,034,355)
HDFC Bank Ltd. ADR	6,200	(630,354)
KB Financial Group, Inc. ADR	4,600	(269,146)
Mitsubishi UFJ Financial Group, Inc. ADR	44,300	(322,061)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Mizuho Financial Group, Inc. ADR	1,600	$(5,824)
Shinhan Financial Group Co. Ltd. ADR	2,600	(120,640)
Sumitomo Mitsui Financial Group, Inc. ADR	11,700	(101,673)

		(2,484,053)

Biotechnology & Pharmaceuticals — (0.0)%
Dr Reddy’s Laboratories Ltd. ADR	1,600	(60,096)

Consumer Products — (0.0)%
Future FinTech Group, Inc.	200	(836)

Consumer Services — (0.0)%
Bright Scholar Education Holdings Ltd. ADR	11,017	(205,687)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	6,800	(68,748)

Iron & Steel — (0.0)%
POSCO ADR	1,600	(125,008)

Media — (0.1)%
Baidu, Inc. ADR	1,300	(304,473)
Ctrip.com International Ltd. ADR	103,200	(4,551,120)
Eros International PLC	1,900	(18,335)
Fang Holdings Ltd. ADR	102,600	(572,508)
LINE Corp. ADR	5,000	(204,950)
MakeMyTrip Ltd.	18,303	(546,344)
Yatra Online, Inc.	200	(1,496)

		(6,199,226)

Metals & Mining — (0.0)%
Vedanta Ltd. ADR	3,700	(77,071)

Oil, Gas & Coal — (0.0)%
CNOOC Ltd. ADR	3,600	(516,816)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR	19,000	(456,950)
Yingli Green Energy Holding ADR	2,240	(3,786)

		(460,736)

Retail—Discretionary — (1.1)%
Alibaba Group Holding Ltd. ADR (d)	335,490	(57,848,541)
Jumei International Holding Ltd. ADR	13,200	(38,544)
LightInTheBox Holding Co. Ltd. ADR	600	(1,380)

		(57,888,465)

Semiconductors — (0.1)%
Himax Technologies, Inc. ADR	121,300	(1,263,946)

Software — (0.0)%
LiNiu Technology Group	816	(1,665)
NQ Mobile, Inc. ADR	8,900	(35,778)

		(37,443)

Specialty Finance — (0.0)%
China Rapid Finance Ltd. ADR	1,983	(11,343)
ORIX Corp. ADR	100	(8,478)
Qudian, Inc. ADR	1,400	(17,556)

		(37,377)

Technology Services — (0.0)%
Baozun, Inc. ADR	40,100	(1,265,556)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
China Information Technology, Inc.	100	$(148)

		(1,265,704)

Telecommunications — (0.0)%
21Vianet Group, Inc. ADR	4,700	(37,506)
China Unicom Hong Kong Ltd. ADR	12,100	(163,713)
Chunghwa Telecom Co. Ltd. ADR	1,800	(63,792)
PLDT, Inc. ADR	200	(6,016)
PT Telekomunikasi Indonesia Persero Tbk ADR	3,800	(122,436)

		(393,463)

Transportation & Logistics — (0.0)%
BEST, Inc. ADR	2,800	(25,144)
Seaspan Corp.	4,200	(28,350)
ZTO Express Cayman, Inc. ADR	14,100	(223,485)

		(276,979)

Utilities — (0.0)%
Huaneng Power International, Inc. ADR	2,580	(64,500)
Korea Electric Power Corp. ADR	9,500	(168,245)

		(232,745)

Total Asia		(72,601,409)

Europe — (1.2)%
Asset Management — (0.0)%
UBS Group AG	50,100	(921,339)

Banking — (0.2)%
Banco Santander SA ADR	293,932	(1,922,315)
Barclays PLC ADR	97,804	(1,066,064)
Deutsche Bank AG	77,500	(1,474,825)
Deutsche Bank AG	29,166	(551,645)
HSBC Holdings PLC ADR	40,894	(2,111,766)
Intesa Sanpaolo SpA	99,259	(329,327)
Royal Bank of Scotland Group PLC ADR	40,700	(310,948)

		(7,766,890)

Biotechnology & Pharmaceuticals — (0.7)%
AC Immune SA	1,795	(22,976)
Affimed NV	4,400	(5,720)
Bayer AG (d)	167,704	(20,839,419)
Cellectis SA ADR	1,500	(43,725)
Nabriva Therapeutics plc	2,300	(13,754)
Prothena Corp. PLC	6,300	(236,187)
Roche Holding AG (d)	23,670	(5,985,083)
Vifor Pharma AG (d)	66,390	(8,499,241)

		(35,646,105)

Construction Materials — (0.0)%
CRH PLC ADR	5,200	(187,668)

Consumer Products — (0.1)%
Anheuser-Busch InBev NV ADR	59,800	(6,671,288)
Avon Products, Inc.	88,800	(190,920)
Diageo PLC ADR	400	(58,412)

		(6,920,620)

Gaming, Lodging & Restaurants — (0.0)%
Belmond Ltd. Class A	1,900	(23,275)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
InterContinental Hotels Group PLC ADR	700	$(44,457)

		(67,732)

Hardware — (0.0)%
Nokia Oyj ADR	89,600	(417,536)
voxeljet AG ADR	3,100	(14,167)

		(431,703)

Industrial Services — (0.0)%
AerCap Holdings NV	34,300	(1,804,523)

Institutional Financial Services — (0.0)%
Credit Suisse Group AG ADR	83,949	(1,498,490)

Insurance — (0.0)%
Prudential PLC ADR	5,363	(272,333)

Iron & Steel — (0.0)%
ArcelorMittal	71,897	(2,322,992)

Media — (0.1)%
Liberty Global PLC A Shares	77,800	(2,788,352)
Pearson PLC ADR	13,200	(129,624)
Xunlei Ltd. ADR	38,400	(590,976)

		(3,508,952)

Medical Equipment & Devices — (0.0)%
Auris Medical Holding AG	1,600	(945)
InspireMD, Inc.	2,300	(295)

		(1,240)

Metals & Mining — (0.0)%
Ferroglobe PLC (e)	400	0

Oil, Gas & Coal — (0.1)%
BP PLC ADR	35	(1,471)
Royal Dutch Shell PLC ADR	3,324	(221,744)
Seadrill Ltd.	12,396	(2,867)
Statoil ASA ADR	35,360	(757,411)
TechnipFMC PLC	61,200	(1,916,172)

		(2,899,665)

Retail—Consumer Staples — (0.0)%
Koninklijke Ahold Delhaize NV	10,237	(225,040)

Semiconductors — (0.0)%
NXP Semiconductors NV	2,768	(324,105)
Semiconductor Manufacturing International Corp. ADR	1,400	(11,984)

		(336,089)

Software — (0.0)%
SAP SE ADR	300	(33,708)

Specialty Finance — (0.0)%
Fly Leasing Ltd. ADR	1,500	(19,365)

Technology Services — (0.0)%
RELX NV ADR	1,600	(36,912)
RELX PLC ADR	3,200	(75,840)
Sea Ltd. ADR	1,300	(17,329)

		(130,081)

Telecommunications — (0.0)%
Telefonica SA ADR	1	(10)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	7,800	$(62,400)
Costamare, Inc.	2,300	(13,271)
DryShips, Inc.	83,410	(294,437)
Euronav SA	1,000	(9,250)
Frontline Ltd.	30,040	(137,884)
GasLog Ltd.	19,500	(433,875)
Globus Maritime Ltd.	1,232	(1,417)
Navigator Holdings Ltd.	6,000	(59,100)
Navios Maritime Holdings, Inc.	19,300	(23,160)
Nordic American Offshore Ltd.	4,822	(5,781)
Scorpio Tankers, Inc.	195,800	(597,190)
Ship Finance International Ltd.	2,200	(34,100)
Tsakos Energy Navigation Ltd.	14,200	(55,522)

		(1,727,387)

Utilities — (0.0)%
Abengoa Yield PLC	18	(382)

Total Europe		(66,722,314)

Middle East — (0.3)%
Biotechnology & Pharmaceuticals — (0.3)%
Foamix Pharmaceuticals Ltd.	2,000	(12,020)
Oramed Pharmaceuticals, Inc.	1,500	(13,515)
Teva Pharmaceutical Industries Ltd. ADR (d)	704,380	(13,348,001)
UroGen Pharma Ltd.	100	(3,721)
Vascular Biogenics Ltd.	4,800	(34,080)

		(13,411,337)

Hardware — (0.0)%
Kornit Digital Ltd.	9,800	(158,270)
SuperCom Ltd.	200	(782)

		(159,052)

Media — (0.0)%
Wix.com Ltd.	2,100	(120,855)

Medical Equipment & Devices — (0.0)%
ReWalk Robotics Ltd.	8,400	(9,030)

Telecommunications — (0.0)%
magicJack VocalTec Ltd.	500	(4,225)

Total Middle East		(13,704,499)

North America — (21.1)%
Aerospace & Defense — (0.1)%
American Outdoor Brands Corp.	24,600	(315,864)
Axon Enterprise, Inc.	29,500	(781,750)
Harris Corp.	818	(115,870)
Orbital ATK, Inc.	392	(51,548)
Rockwell Collins, Inc.	2,901	(393,433)
Sturm Ruger & Co., Inc.	11,700	(653,445)
Teledyne Technologies, Inc.	400	(72,460)
Triumph Group, Inc.	11,400	(310,080)

		(2,694,450)

Apparel & Textile Products — (0.1)%
Canada Goose Holdings, Inc.	11,200	(353,472)
Carter’s, Inc.	24,100	(2,831,509)
Columbia Sportswear Co.	200	(14,376)
Deckers Outdoor Corp.	400	(32,100)
Hanesbrands, Inc.	18,300	(382,653)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Iconix Brand Group, Inc.	33,800	$(43,602)
Lakeland Industries, Inc.	1,200	(17,460)
Movado Group, Inc.	1,400	(45,080)
Naked Brand Group, Inc.	694	(1,006)
Sequential Brands Group, Inc.	9,800	(17,444)
Steven Madden Ltd.	8,500	(396,950)
Under Armour, Inc. Class A	82,000	(1,183,260)
VF Corp.	6,500	(481,000)

		(5,799,912)

Asset Management — (0.2)%
Affiliated Managers Group, Inc.	5,300	(1,087,825)
Altisource Asset Management Corp.	100	(8,160)
Artisan Partners Asset Management, Inc. Class A	16,700	(659,650)
Brookfield Asset Management, Inc. Class A	28,450	(1,238,713)
Charles Schwab Corp.	44,600	(2,291,102)
E*TRADE Financial Corp.	39,700	(1,967,929)
Federated Investors, Inc. Class B	4,700	(169,576)
Franklin Resources, Inc.	6,700	(290,311)
Kennedy-Wilson Holdings, Inc.	57,900	(1,004,565)
Ladenburg Thalmann Financial Services, Inc.	100	(316)
Main Street Capital Corp.	2,600	(103,298)
Medley Capital Corp.	9,500	(49,590)
T Rowe Price Group, Inc.	13,100	(1,374,583)
TD Ameritrade Holding Corp.	17,600	(899,888)
Waddell & Reed Financial, Inc. Class A	32,800	(732,752)
WisdomTree Investments, Inc.	73,800	(926,190)
ZAIS Group Holdings, Inc.	773	(3,007)

		(12,807,455)

Automotive — (0.5)%
BorgWarner, Inc.	37,809	(1,931,662)
Cooper Tire & Rubber Co.	20,000	(707,000)
Dana Holding Corp.	1,900	(60,819)
Dorman Products, Inc.	1,800	(110,052)
General Motors Co.	2,300	(94,277)
Gentherm, Inc.	3,400	(107,950)
Harley-Davidson, Inc.	17,300	(880,224)
Horizon Global Corp.	9,200	(128,984)
Tesla Motors, Inc.	71,000	(22,105,850)
Westport Innovations, Inc.	25,400	(95,504)

		(26,222,322)

Banking — (0.4)%
Banc of California, Inc.	35,500	(733,075)
Bank of America Corp.	74,400	(2,196,288)
Bank of Montreal	1,300	(104,026)
Bank of Nova Scotia	21,900	(1,413,207)
Berkshire Hills Bancorp, Inc.	200	(7,320)
Canadian Imperial Bank of Commerce	18,100	(1,763,121)
Cathay General Bancorp	4,100	(172,897)
Chemical Financial Corp.	3,293	(176,077)
CIT Group, Inc.	28,400	(1,398,132)
Citigroup, Inc.	85,700	(6,376,937)
Columbia Banking System, Inc.	500	(21,720)
ConnectOne Bancorp, Inc.	23	(592)
Customers Bancorp, Inc.	700	(18,193)
FB Financial Corp.	500	(20,995)
First Busey Corp.	34	(1,018)
First Commonwealth Financial Corp.	700	(10,024)
First Financial Bankshares, Inc.	300	(13,515)
First Midwest Bancorp, Inc.	1,700	(40,817)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Flagstar Bancorp, Inc.	4,700	$(175,874)
FNB Corp.	62,055	(857,600)
Great Western Bancorp, Inc.	1,300	(51,740)
Hancock Holding Co.	6,900	(341,550)
Home BancShares, Inc.	185	(4,301)
HomeStreet, Inc.	6,900	(199,755)
Hope Bancorp, Inc.	1,138	(20,768)
Independent Bank Corp.	300	(20,955)
LegacyTexas Financial Group, Inc.	200	(8,442)
MB Financial, Inc.	1,836	(81,739)
Northwest Bancshares, Inc.	700	(11,711)
Old National Bancorp	1,109	(19,352)
Pacific Premier Bancorp, Inc.	900	(36,000)
People’s United Financial, Inc.	22,109	(413,438)
Pinnacle Financial Partners, Inc.	3,000	(198,900)
Popular, Inc.	4,510	(160,060)
Royal Bank of Canada	36,700	(2,996,555)
Simmons First National Corp. Class A	459	(26,209)
South State Corp.	44	(3,835)
Southern National Bancorp of Virginia, Inc.	600	(9,618)
Sterling Bancorp	22,508	(553,697)
Texas Capital Bancshares, Inc.	300	(26,670)
TFS Financial Corp.	5,652	(84,441)
Toronto-Dominion Bank	41,945	(2,457,138)
Towne Bank	40	(1,230)
Trustmark Corp.	100	(3,186)
Umpqua Holdings Corp.	2,600	(54,080)
United Bankshares, Inc.	3,403	(118,254)
Washington Federal, Inc.	400	(13,700)
Webster Financial Corp.	1,000	(56,160)

		(23,474,912)

Biotechnology & Pharmaceuticals — (2.2)%
AbbVie, Inc.	700	(67,697)
Abeona Therapeutics, Inc.	36,200	(573,770)
ACADIA Pharmaceuticals, Inc.	92,400	(2,782,164)
Acceleron Pharma, Inc.	13,100	(555,964)
AcelRx Pharmaceuticals, Inc.	25,855	(52,356)
Achaogen, Inc.	28,800	(309,312)
Achieve Life Sciences, Inc.	90	(121)
Aclaris Therapeutics, Inc.	9,600	(236,736)
Actinium Pharmaceuticals, Inc.	21,600	(14,334)
Adamas Pharmaceuticals, Inc.	15,100	(511,739)
Adamis Pharmaceuticals Corp.	26,100	(114,840)
Aduro Biotech, Inc.	9,400	(70,500)
Advaxis, Inc.	16,500	(46,860)
Aerie Pharmaceuticals, Inc.	5,900	(352,525)
Aeterna Zentaris, Inc.	13,124	(31,235)
Agenus, Inc.	79,500	(259,170)
Agile Therapeutics, Inc.	3,400	(9,146)
Aimmune Therapeutics, Inc.	100	(3,782)
Akcea Therapeutics, Inc.	1,800	(31,248)
Akebia Therapeutics, Inc.	9,100	(135,317)
Alder Biopharmaceuticals, Inc.	46,500	(532,425)
Aldeyra Therapeutics, Inc.	400	(2,720)
Alexion Pharmaceuticals, Inc.	11,000	(1,315,490)
Alimera Sciences, Inc.	8,700	(11,571)
Alnylam Pharmaceuticals, Inc. (d)	62,250	(7,908,863)
Alpine Immune Sciences, Inc.	250	(2,800)
Altimmune, Inc.	1,410	(2,806)
AMAG Pharmaceuticals, Inc.	27,500	(364,375)
Amgen, Inc. (d)	71,630	(12,456,457)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Amicus Therapeutics, Inc.	37,400	$(538,186)
Ampio Pharmaceuticals, Inc.	19,312	(78,600)
AnaptysBio, Inc.	800	(80,576)
Anavex Life Sciences Corp.	19,300	(62,146)
ANI Pharmaceuticals, Inc.	3,400	(219,130)
Anthera Pharmaceuticals, Inc.	8,587	(14,169)
Aptevo Therapeutics, Inc.	17,100	(72,504)
Aquinox Pharmaceuticals, Inc.	2,400	(28,224)
Aradigm Corp.	2,200	(14,740)
Aralez Pharmaceuticals, Inc.	45,528	(64,650)
Aratana Therapeutics, Inc.	13,000	(68,380)
Arbutus Biopharma Corp.	4,200	(21,210)
Arcturus Therapeutics Ltd.	657	(5,230)
Ardelyx, Inc.	10,400	(68,640)
Arena Pharmaceuticals, Inc.	7,930	(269,382)
Argos Therapeutics, Inc.	48,614	(7,292)
Arrowhead Pharmaceuticals, Inc.	32,700	(120,336)
Atara Biotherapeutics, Inc.	5,800	(104,980)
Athenex, Inc.	4,090	(65,031)
aTyr Pharma, Inc.	1,200	(4,200)
Aurinia Pharmaceuticals, Inc.	63,700	(288,561)
AVEO Pharmaceuticals, Inc.	65,500	(182,745)
Avexis, Inc.	15,700	(1,737,519)
Avid Bioservices, Inc.	3,457	(13,413)
Axovant Sciences Ltd.	15,900	(83,793)
Axsome Therapeutics, Inc.	200	(1,120)
Bellicum Pharmaceuticals, Inc.	19,800	(166,518)
Bio-Path Holdings, Inc.	600	(121)
Biocept, Inc.	17,864	(12,396)
BioDelivery Sciences International, Inc.	23,200	(68,440)
Biohaven Pharmaceutical Holding Co. Ltd.	4,900	(132,202)
BioMarin Pharmaceutical, Inc. (d)	49,190	(4,386,272)
BioPharmX Corp.	9,057	(998)
Biostar Pharmaceuticals, Inc.	200	(354)
Caladrius Biosciences, Inc.	1,160	(4,072)
Calithera Biosciences, Inc.	8,600	(71,810)
Capricor Therapeutics, Inc.	3,318	(5,242)
Cara Therapeutics, Inc.	24,400	(298,656)
Cascadian Therapeutics, Inc.	5,883	(21,767)
Catabasis Pharmaceuticals, Inc.	5,400	(8,046)
Catalyst Biosciences, Inc.	1,500	(20,460)
Celldex Therapeutics, Inc.	23,100	(65,604)
Cellectar Biosciences, Inc.	1,630	(2,233)
Cellular Biomedicine Group, Inc.	100	(1,135)
Celsion Corp.	12,800	(34,304)
ChemoCentryx, Inc.	600	(3,570)
Chiasma, Inc.	300	(510)
ChromaDex Corp.	1,000	(5,880)
Cidara Therapeutics, Inc.	500	(3,400)
Clovis Oncology, Inc.	35,500	(2,414,000)
Coherus Biosciences, Inc.	23,200	(204,160)
Collegium Pharmaceutical, Inc.	23,700	(437,502)
Conatus Pharmaceuticals, Inc.	16,200	(74,844)
Concordia International Corp.	9,700	(6,373)
ContraVir Pharmaceuticals, Inc.	39,628	(14,266)
Corbus Pharmaceuticals Holdings, Inc.	26,700	(189,570)
CorMedix, Inc.	10,200	(5,120)
Corvus Pharmaceuticals, Inc.	1,900	(19,684)
CTI BioPharma Corp.	1,500	(4,020)
Cyclacel Pharmaceuticals, Inc.	500	(870)
Cymabay Therapeutics, Inc.	2,300	(21,160)
CytRx Corp.	19,443	(32,859)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Dare Bioscience, Inc.	1,263	$(2,728)
DelMar Pharmaceuticals, Inc.	2,099	(2,288)
Depomed, Inc.	48,300	(388,815)
Dermira, Inc.	3,500	(97,335)
Diffusion Pharmaceuticals, Inc.	7,840	(9,330)
Dova Pharmaceuticals, Inc.	192	(5,530)
Durata Therapeutics (e)	1,400	0
Durect Corp.	1,800	(1,659)
Dynavax Technologies Corp.	43,230	(808,401)
Eagle Pharmaceuticals, Inc.	11,400	(608,988)
Editas Medicine, Inc.	33,600	(1,032,528)
Egalet Corp.	21,500	(21,500)
Eleven Biotherapeutics, Inc.	9,068	(7,354)
Eli Lilly & Co.	23,800	(2,010,148)
Endo International PLC	162,800	(1,261,700)
Endocyte, Inc.	36,900	(157,932)
Epizyme, Inc.	8,600	(107,930)
Esperion Therapeutics, Inc.	10,800	(711,072)
Evoke Pharma, Inc.	6,800	(15,368)
EyeGate Pharmaceuticals, Inc.	200	(214)
Fibrocell Science, Inc.	66	(43)
Flexion Therapeutics, Inc.	17,800	(445,712)
Fortress Biotech, Inc.	500	(1,995)
G1 Therapeutics, Inc.	2,600	(51,584)
Galectin Therapeutics, Inc.	8,079	(26,984)
Galena Biopharma, Inc.	25,680	(6,728)
Genocea Biosciences, Inc.	17,503	(20,303)
Geron Corp.	41,900	(75,420)
Gilead Sciences, Inc. (d)	78,370	(5,614,427)
Global Blood Therapeutics, Inc.	33,400	(1,314,290)
GlycoMimetics, Inc.	20,100	(337,479)
Heat Biologics, Inc.	11,474	(4,393)
Heron Therapeutics, Inc.	25,400	(459,740)
Horizon Pharma PLC	57,400	(838,040)
HTG Molecular Diagnostics, Inc.	6,396	(12,984)
Idera Pharmaceuticals, Inc.	52,000	(109,720)
Immune Pharmaceuticals, Inc.	8,083	(4,605)
Immunomedics, Inc.	29,500	(476,720)
Imprimis Pharmaceuticals, Inc.	15,000	(25,500)
Infinity Pharmaceuticals, Inc.	40,500	(82,215)
Innoviva, Inc.	7,700	(109,263)
Inotek Pharmaceuticals Corp.	21,300	(55,593)
Inovio Pharmaceuticals, Inc.	50,800	(209,804)
Insmed, Inc.	10,400	(324,272)
Insys Therapeutics, Inc.	9,400	(90,428)
Intellia Therapeutics, Inc.	8,600	(165,292)
Intellipharmaceutics International, Inc.	5,504	(4,404)
Intercept Pharmaceuticals, Inc.	8,400	(490,728)
Intersect ENT, Inc.	2,300	(74,520)
Intra-Cellular Therapies, Inc.	24,400	(353,312)
Intrexon Corp.	21,500	(247,680)
Iovance Biotherapeutics, Inc.	2,100	(16,800)
Ironwood Pharmaceuticals, Inc.	37,200	(557,628)
ITUS Corp.	3,962	(9,350)
Johnson & Johnson	1,200	(167,664)
Jounce Therapeutics, Inc.	4,600	(58,650)
Juno Therapeutics, Inc.	44,500	(2,034,095)
Kadmon Holdings, Inc.	4,900	(17,738)
Kala Pharmaceuticals, Inc.	1,600	(29,584)
KalVista Pharmaceuticals, Inc.	92	(897)
Karyopharm Therapeutics, Inc.	7,300	(70,080)
Keryx Biopharmaceuticals, Inc.	95,300	(443,145)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
La Jolla Pharmaceutical Co.	10,700	$(344,326)
Lannett Co., Inc.	29,000	(672,800)
Ligand Pharmaceuticals, Inc. Class B	200	(27,386)
Lipocine, Inc.	6,800	(23,392)
Loxo Oncology, Inc.	14,000	(1,178,520)
MacroGenics, Inc.	3,300	(62,700)
Madrigal Pharmaceuticals, Inc.	1,068	(98,032)
MannKind Corp.	95,029	(220,467)
Marinus Pharmaceuticals, Inc.	32,300	(263,568)
Matinas BioPharma Holdings, Inc.	1,800	(2,088)
Medicines Co.	40,000	(1,093,600)
MediciNova, Inc.	600	(3,882)
MEI Pharma, Inc.	3,600	(7,560)
Melinta Therapeutics, Inc.	3,220	(50,876)
Merrimack Pharmaceuticals, Inc.	9,360	(95,940)
Minerva Neurosciences, Inc.	10,000	(60,500)
Mirati Therapeutics, Inc.	11,400	(208,050)
Molecular Templates, Inc.	972	(9,739)
Moleculin Biotech, Inc.	2,759	(5,132)
Momenta Pharmaceuticals, Inc.	10,700	(149,265)
Mylan NV (d)	172,610	(7,303,129)
MyoKardia, Inc.	2,400	(101,040)
MYOS RENS Technology, Inc.	72	(97)
Myovant Sciences Ltd.	400	(5,056)
NantKwest, Inc.	12,000	(53,880)
Natural Health Trends Corp.	2,900	(44,051)
Nektar Therapeutics	5,900	(352,348)
Neos Therapeutics, Inc.	7,800	(79,560)
Neuralstem, Inc.	8,353	(14,367)
Neurocrine Biosciences, Inc.	24,000	(1,862,160)
NewLink Genetics Corp.	26,900	(218,159)
Novavax, Inc.	78,300	(97,092)
Novelion Therapeutics, Inc.	1,310	(4,087)
Novus Therapeutics, Inc.	422	(1,629)
Ocular Therapeutix, Inc.	18,700	(83,215)
Ohr Pharmaceutical, Inc.	9,300	(17,298)
Omeros Corp.	28,500	(553,755)
OpGen, Inc.	6,976	(1,303)
Ophthotech Corp.	21,200	(66,144)
Orexigen Therapeutics, Inc.	3,670	(4,734)
Organovo Holdings, Inc.	58,600	(78,524)
Ovid therapeutics, Inc.	300	(2,961)
Pain Therapeutics, Inc.	3,975	(15,900)
Palatin Technologies, Inc.	25,000	(21,473)
Paratek Pharmaceuticals, Inc.	14,000	(250,600)
Pernix Therapeutics Holdings, Inc.	5,900	(14,160)
Pfizer, Inc. (d)	324,420	(11,750,492)
PhaseRx, Inc.	100	(39)
PolarityTE, Inc.	2,799	(64,965)
Progenics Pharmaceuticals, Inc.	40,800	(242,760)
Protalix BioTherapeutics, Inc.	6,300	(4,166)
pSivida Corp.	700	(756)
PTC Therapeutics, Inc.	31,000	(517,080)
Pulmatrix, Inc.	13,361	(18,839)
Puma Biotechnology, Inc.	27,900	(2,757,915)
Radius Health, Inc.	35,600	(1,131,012)
Reata Pharmaceuticals, Inc. Class A	2,424	(68,648)
Regulus Therapeutics, Inc.	7,400	(7,696)
Repros Therapeutics, Inc.	31,100	(20,529)
Revance Therapeutics, Inc.	4,700	(168,025)
RXi Pharmaceuticals Corp.	10,200	(5,669)
Sage Therapeutics, Inc.	25,200	(4,150,692)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Sarepta Therapeutics, Inc.	51,700	$(2,876,588)
Savara, Inc.	1,749	(25,955)
SCYNEXIS, Inc.	4,500	(10,440)
Senseonics Holdings, Inc.	4,900	(13,034)
Seres Therapeutics, Inc.	2,500	(25,350)
Shire PLC ADR	32,625	(5,060,790)
Sophiris Bio, Inc.	9,100	(20,657)
Sorrento Therapeutics, Inc.	2,400	(9,120)
Spark Therapeutics, Inc.	500	(25,710)
Stemline Therapeutics, Inc.	400	(6,240)
Sunesis Pharmaceuticals, Inc.	233	(860)
Supernus Pharmaceuticals, Inc.	900	(35,865)
Syndax Pharmaceuticals, Inc.	3,800	(33,288)
Synergy Pharmaceuticals, Inc.	188,700	(420,801)
Synthetic Biologics, Inc.	44,700	(22,708)
Teligent, Inc.	13,600	(49,368)
Tenax Therapeutics, Inc.	8,900	(4,361)
TESARO, Inc.	42,500	(3,521,975)
Tetraphase Pharmaceuticals, Inc.	9,700	(61,110)
TG Therapeutics, Inc.	41,900	(343,580)
TherapeuticsMD, Inc.	147,000	(887,880)
Theravance Biopharma, Inc.	6,700	(186,863)
Titan Pharmaceuticals, Inc.	1,600	(2,120)
Tonix Pharmaceuticals Holding Corp.	4,960	(17,112)
Trevena, Inc.	22,700	(36,320)
Trillium Therapeutics, Inc.	1,600	(11,680)
Ultragenyx Pharmaceutical, Inc.	15,500	(718,890)
Vanda Pharmaceuticals, Inc.	1,400	(21,280)
Vital Therapies, Inc.	2,600	(15,470)
VIVUS, Inc.	31,100	(15,631)
XBiotech, Inc.	4,700	(18,518)
Xencor, Inc.	1,200	(26,304)
Xenon Pharmaceuticals, Inc.	100	(283)
XOMA Corp.	10	(356)
Zafgen, Inc.	4,700	(21,714)
ZIOPHARM Oncology, Inc.	68,646	(284,194)
Zoetis, Inc.	10,300	(742,012)
Zogenix, Inc.	26,225	(1,050,311)
Zosano Pharma Corp.	21,213	(11,031)
Zynerba Pharmaceuticals, Inc.	10,800	(135,216)

		(117,904,940)

Chemicals — (0.4)%
3M Co.	100	(23,537)
Albemarle Corp.	6,775	(866,455)
Avery Dennison Corp.	500	(57,430)
Axalta Coating Systems Ltd.	1,000	(32,360)
Balchem Corp.	3,000	(241,800)
BioAmber, Inc.	41,600	(16,640)
CF Industries Holdings, Inc.	77,900	(3,313,866)
DowDuPont, Inc.	129,043	(9,190,442)
Ferro Corp.	600	(14,154)
FMC Corp.	35,100	(3,322,566)
HB Fuller Co.	2,600	(140,062)
Innospec, Inc.	100	(7,060)
Intrepid Potash, Inc.	30,200	(143,752)
LSB Industries, Inc.	13,200	(115,632)
Olin Corp.	88,500	(3,148,830)
Platform Specialty Products Corp.	88,700	(879,904)
Praxair, Inc.	2,700	(417,636)
Rayonier Advanced Materials, Inc.	400	(8,180)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Trinseo SA	1,000	$(72,600)

		(22,012,906)

Commercial Services — (0.1)%
ABM Industries, Inc.	9,100	(343,252)
AMN Healthcare Services, Inc.	2,500	(123,125)
Brink’s Co.	7,500	(590,250)
Ennis, Inc.	200	(4,150)
H&R Block, Inc.	70,760	(1,855,327)
ManpowerGroup, Inc.	1,100	(138,721)
On Assignment, Inc.	1,100	(70,697)
Rollins, Inc.	50	(2,327)
RR Donnelley & Sons Co.	27,034	(251,416)
Sotheby’s	3,100	(159,960)

		(3,539,225)

Construction Materials — (0.1)%
Eagle Materials, Inc.	9,900	(1,121,670)
Forterra, Inc.	6,800	(75,480)
Louisiana-Pacific Corp.	300	(7,878)
Martin Marietta Materials, Inc.	4,630	(1,023,415)
Patrick Industries, Inc.	75	(5,209)
Summit Materials, Inc. Class A	52,119	(1,638,621)
Trex Co., Inc.	7,400	(802,086)
US Concrete, Inc.	11,400	(953,610)
Vulcan Materials Co.	3,900	(500,643)

		(6,128,612)

Consumer Products — (0.9)%
22nd Century Group, Inc.	7,500	(21,000)
Altria Group, Inc.	4,300	(307,063)
Amplify Snack Brands, Inc.	25,200	(302,652)
B&G Foods, Inc.	53,100	(1,866,465)
Blue Buffalo Pet Products, Inc.	56,100	(1,839,519)
Bob Evans Farms, Inc.	1,300	(102,466)
Brown-Forman Corp. Class B	12,600	(865,242)
Cal-Maine Foods, Inc.	500	(22,225)
Coca-Cola Co.	55,600	(2,550,928)
Coty, Inc. Class A	258,780	(5,147,134)
Darling Ingredients, Inc.	26,400	(478,632)
elf Beauty, Inc.	23,132	(516,075)
Energizer Holdings, Inc.	33,500	(1,607,330)
Estee Lauder Cos., Inc. (The) Class A	14,600	(1,857,704)
General Mills, Inc.	23,308	(1,381,931)
Hain Celestial Group, Inc.	78,900	(3,344,571)
Herbalife Ltd.	25,200	(1,706,544)
Hostess Brands, Inc.	27,200	(402,832)
Ingredion, Inc.	1,100	(153,780)
John B Sanfilippo & Son, Inc.	100	(6,325)
Kellogg Co.	37,560	(2,553,329)
Kraft Heinz Co.	144,600	(11,244,096)
McCormick & Co., Inc.	43,531	(4,436,244)
MGP Ingredients, Inc.	300	(23,064)
New Age Beverages Corp.	700	(1,519)
Orchids Paper Products Co.	2,672	(34,202)
Pilgrim’s Pride Corp.	5,500	(170,830)
Post Holdings, Inc.	30,100	(2,384,823)
Revlon, Inc. Class A	5,756	(125,481)
Snyder’s-Lance, Inc.	7,400	(370,592)
Tootsie Roll Industries, Inc.	675	(24,570)
TreeHouse Foods, Inc.	24,100	(1,191,986)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Universal Corp.	2,200	$(115,500)

		(47,156,654)

Consumer Services — (0.0)%
Aaron’s, Inc.	17,800	(709,330)
Adtalem Global Education, Inc.	100	(4,205)
Bright Horizons Family Solutions, Inc.	3,200	(300,800)
Career Education Corp.	6,700	(80,936)
Laureate Education, Inc. Class A	11,799	(159,994)
Medifast, Inc.	800	(55,848)
Nutrisystem, Inc.	14,700	(773,220)
Rent-A-Center, Inc.	42,600	(472,860)

		(2,557,193)

Containers & Packaging — (0.1)%
Bemis Co., Inc.	7,300	(348,867)
KapStone Paper and Packaging Corp.	23,100	(524,139)
Owens-Illinois, Inc.	50,000	(1,108,500)
Packaging Corp. of America	12,500	(1,506,875)

		(3,488,381)

Distributors—Consumer Staples — (0.0)%
Calavo Growers, Inc.	500	(42,200)
Castle Brands, Inc.	13,300	(16,226)
Core-Mark Holding Co., Inc.	2,300	(72,634)

		(131,060)

Distributors—Discretionary — (0.0)%
Fastenal Co.	16,600	(907,854)
G-III Apparel Group Ltd.	3,100	(114,359)
LKQ Corp.	2,200	(89,474)

		(1,111,687)

Electrical Equipment — (0.3)%
Allied Motion Technologies, Inc.	100	(3,309)
AMETEK, Inc.	18,300	(1,326,201)
Amphenol Corp. Class A	1,100	(96,580)
Argan, Inc.	1,000	(45,000)
Babcock & Wilcox Enterprises, Inc.	8,700	(49,416)
Badger Meter, Inc.	1,200	(57,360)
Capstone Turbine Corp.	4,285	(3,300)
CyberOptics Corp.	800	(12,000)
Emerson Electric Co.	17,700	(1,233,513)
Energous Corp.	17,700	(344,265)
Energy Focus, Inc.	1,400	(3,416)
General Cable Corp.	39,400	(1,166,240)
Johnson Controls International PLC	294,300	(11,215,773)
National Instruments Corp.	3,100	(129,053)
ShotSpotter, Inc.	500	(7,025)

		(15,692,451)

Engineering & Construction Services — (0.1)%
Chicago Bridge & Iron Co. NV	76,800	(1,239,552)
Dycom Industries, Inc.	2,000	(222,860)
Exponent, Inc.	400	(28,440)
Goldfield Corp.	4,000	(19,600)
Granite Construction, Inc.	3,100	(196,633)
KBR, Inc.	14,400	(285,552)
Keane Group, Inc.	25,700	(488,557)
Kratos Defense & Security Solutions, Inc.	41,900	(443,721)
Stantec, Inc.	200	(5,590)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Team, Inc.	3,200	$(47,680)

		(2,978,185)

Gaming, Lodging & Restaurants — (0.9)%
Brinker International, Inc.	16,500	(640,860)
Buffalo Wild Wings, Inc.	5,800	(906,830)
Caesars Entertainment Corp.	32,175	(407,014)
Chipotle Mexican Grill, Inc.	17,001	(4,913,799)
Churchill Downs, Inc.	2,300	(535,210)
Chuy’s Holdings, Inc.	8,000	(224,400)
Dave & Buster’s Entertainment, Inc.	21,400	(1,180,638)
DineEquity, Inc.	12,600	(639,198)
Fiesta Restaurant Group, Inc.	10,300	(195,700)
Golden Entertainment, Inc.	1,000	(32,650)
ILG, Inc.	54,096	(1,540,654)
International Game Technology PLC	100	(2,651)
Jack in the Box, Inc.	5,000	(490,550)
Jamba, Inc.	1,800	(14,508)
Las Vegas Sands Corp.	103,700	(7,206,113)
Marriott Vacations Worldwide Corp.	700	(94,647)
MGM Resorts International	88,900	(2,968,371)
Noodles & Co.	100	(525)
Papa John’s International, Inc.	300	(16,833)
Papa Murphy’s Holdings, Inc.	3,000	(16,140)
Rave Restaurant Group, Inc.	500	(730)
Red Robin Gourmet Burgers, Inc.	9,700	(547,080)
Red Rock Resorts, Inc. Class A	34,200	(1,153,908)
Royal Caribbean Cruises Ltd.	21,700	(2,588,376)
Starbucks Corp.	347,100	(19,933,953)
Stars Group, Inc. (The)	200	(4,660)
Texas Roadhouse, Inc.	3,200	(168,576)
Wendy’s Co.	123,100	(2,021,302)
Zoe’s Kitchen, Inc.	6,900	(115,368)

		(48,561,244)

Hardware — (0.5)%
3D Systems Corp.	81,600	(705,024)
Acacia Communications, Inc.	21,700	(786,191)
Airgain, Inc.	600	(5,394)
Akoustis Technologies, Inc.	200	(1,246)
Apple, Inc.	62,400	(10,559,952)
ARRIS International PLC	5,800	(149,002)
Blackberry Ltd.	208,200	(2,325,594)
CommScope Holding Co., Inc.	7,700	(291,291)
Control4 Corp.	1,200	(35,712)
Diebold, Inc.	51,800	(846,930)
Digimarc Corp.	2,600	(93,990)
Digital Ally, Inc.	2,100	(5,670)
Everspin Technologies, Inc.	3,100	(23,250)
ExOne Co.	4,200	(35,280)
FLIR Systems, Inc.	1,500	(69,930)
Garmin Ltd.	3,498	(208,376)
GoPro, Inc. Class A	87,400	(661,618)
Infinera Corp.	2,900	(18,357)
Kopin Corp.	5,900	(18,880)
Lumentum Holdings, Inc.	49,600	(2,425,440)
Mercury Systems, Inc.	700	(35,945)
Methode Electronics, Inc.	6,300	(252,630)
MicroVision, Inc.	26,600	(43,358)
Neonode, Inc.	5,200	(3,864)
NetScout Systems, Inc.	4,600	(140,070)
Nutanix, Inc.	84,100	(2,967,048)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
NXT-ID, Inc.	12,616	$(44,156)
Roku, Inc.	14,400	(745,632)
Super Micro Computer, Inc.	7,100	(148,567)
Superconductor Technologies, Inc.	1,432	(1,561)
Ubiquiti Networks, Inc.	17,685	(1,255,989)
VeriFone Systems, Inc.	19,800	(350,658)
ViaSat, Inc.	500	(37,425)
Vuzix Corp.	6,849	(42,806)
WPCS International, Inc.	300	(306)
Zebra Technologies Corp. Class A	400	(41,520)

		(25,378,662)

Health Care Facilities & Services — (0.7)%
AAC Holdings, Inc.	600	(5,400)
Acadia Healthcare Co., Inc.	3,300	(107,679)
Aetna, Inc.	100	(18,039)
Almost Family, Inc.	200	(11,070)
American Renal Associates Holdings, Inc.	3,200	(55,680)
Anthem, Inc.	300	(67,503)
Brookdale Senior Living, Inc.	122,491	(1,188,163)
Cancer Genetics, Inc.	100	(185)
Capital Senior Living Corp.	12,600	(169,974)
Cardinal Health, Inc. (d)	101,035	(6,190,414)
CHF Solutions, Inc.	1,436	(4,968)
Diplomat Pharmacy, Inc.	9,100	(182,637)
Ekso Bionics Holdings, Inc.	30,799	(65,602)
Ensign Group, Inc.	100	(2,220)
Envision Healthcare Corp.	90,831	(3,139,119)
Express Scripts Holding Co. (d)	46,640	(3,481,210)
Genesis Healthcare, Inc.	7,000	(5,340)
HCA Healthcare, Inc. (d)	100,390	(8,818,258)
HealthEquity, Inc.	3,300	(153,978)
Henry Schein, Inc. (d)	59,610	(4,165,547)
Interpace Diagnostics Group, Inc.	19,600	(19,992)
Invitae Corp.	800	(7,264)
IQVIA Holdings, Inc.	3,002	(293,896)
Kindred Healthcare, Inc.	48,549	(470,925)
McKesson Corp. (d)	39,340	(6,135,073)
Natera, Inc.	7,000	(62,930)
NeoGenomics, Inc.	10,900	(96,574)
Nobilis Health Corp.	4,600	(6,210)
Novan, Inc.	3,300	(13,926)
PRA Health Sciences, Inc.	1,700	(154,819)
Surgery Partners, Inc.	5,700	(68,970)
Syneos Health, Inc.	6,100	(265,960)
Teladoc, Inc.	18,000	(627,300)
Tenet Healthcare Corp.	79,300	(1,202,188)
UnitedHealth Group, Inc.	7,600	(1,675,496)
XpreSpa Group, Inc.	3,650	(5,001)

		(38,939,510)

Home & Office Products — (0.3)%
Beazer Homes USA, Inc.	18,900	(363,069)
CalAtlantic Group, Inc.	19,520	(1,100,733)
Century Communities, Inc.	5,400	(167,940)
Green Brick Partners, Inc.	400	(4,520)
Hovnanian Enterprises, Inc. Class A	62,400	(209,040)
iRobot Corp.	22,200	(1,702,740)
LGI Homes, Inc.	13,900	(1,042,917)
Libbey, Inc.	200	(1,504)
M/I Homes, Inc.	3,400	(116,960)
MDC Holdings, Inc.	7,244	(230,939)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Newell Brands, Inc.	98,418	$(3,041,116)
Nova Lifestyle, Inc.	500	(1,200)
St Joe Co.	800	(14,440)
Stanley Black & Decker, Inc.	19,500	(3,308,955)
Tempur Sealy International, Inc.	42,300	(2,651,787)
TRI Pointe Homes, Inc.	76,700	(1,374,464)
Tupperware Brands Corp.	9,800	(614,460)
William Lyon Homes Class A	13,700	(398,396)

		(16,345,180)

Industrial Services — (0.0)%
Anixter International, Inc.	1,300	(98,800)
DXP Enterprises, Inc.	100	(2,957)
EnviroStar, Inc.	600	(24,000)
Kaman Corp.	2,000	(117,680)
Ritchie Bros Auctioneers, Inc.	20,500	(613,565)
Wesco Aircraft Holdings, Inc.	700	(5,180)

		(862,182)

Institutional Financial Services — (0.7)%
Bank of New York Mellon Corp. (The)	100	(5,397)
CBOE Holdings, Inc.	38,000	(4,734,420)
Evercore Partners, Inc. Class A	3,400	(306,000)
Global Brokerage, Inc. (e)	2,650	(742)
Goldman Sachs Group, Inc.	89,400	(22,775,544)
Greenhill & Co., Inc.	21,000	(409,500)
Houlihan Lokey, Inc.	1,900	(86,317)
Moelis & Co. Class A	1,200	(58,200)
Morgan Stanley	141,000	(7,398,270)
Northern Trust Corp.	100	(9,989)
SEI Investments Co.	3,400	(244,324)
Stifel Financial Corp.	400	(23,824)
Virtu Financial, Inc. Class A	21,600	(395,280)

		(36,447,807)

Insurance — (0.4)%
American International Group, Inc.	42,200	(2,514,276)
American National Insurance Co.	100	(12,825)
Arthur J Gallagher & Co.	24,600	(1,556,688)
Berkshire Hathaway, Inc. Class B	54,200	(10,743,524)
Brown & Brown, Inc.	1,500	(77,190)
Chubb Ltd.	6,500	(949,845)
Cincinnati Financial Corp.	9,302	(697,371)
CNO Financial Group, Inc.	2,700	(66,663)
Erie Indemnity Co. Class A	100	(12,184)
HCI Group, Inc.	1,000	(29,900)
Health Insurance Innovations, Inc. Class A	2,400	(59,880)
Heritage Insurance Holdings, Inc.	200	(3,604)
Kemper Corp.	100	(6,890)
Marsh & McLennan Cos., Inc.	2,100	(170,919)
MBIA, Inc.	73,400	(537,288)
MetLife, Inc.	35,400	(1,789,824)
National General Holdings Corp.	2,700	(53,028)
ProAssurance Corp.	100	(5,715)
Reinsurance Group of America, Inc.	2,200	(343,046)
Selective Insurance Group, Inc.	100	(5,870)
Torchmark Corp.	2,749	(249,362)
Unum Group	2,600	(142,714)
Willis Towers Watson PLC	1,312	(197,705)
WMIH Corp.	4,200	(3,566)
WR Berkley Corp.	800	(57,320)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
XL Group Ltd.	2,500	$(87,900)

		(20,375,097)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	251,800	(1,425,188)
Allegheny Technologies, Inc.	46,100	(1,112,854)
Carpenter Technology Corp.	4,000	(203,960)
Cleveland Cliffs, Inc.	237,200	(1,710,212)
Commercial Metals Co.	20,700	(441,324)
Schnitzer Steel Industries, Inc. Class A	4,700	(157,450)
SunCoke Energy, Inc.	200	(2,398)
TimkenSteel Corp.	1,900	(28,861)

		(5,082,247)

Leisure Products — (0.1)%
Fox Factory Holding Corp.	200	(7,770)
LCI Industries	5,700	(741,000)
Mattel, Inc.	274,900	(4,227,962)
Nautilus, Inc.	200	(2,670)
Polaris Industries, Inc.	16,500	(2,045,835)
Vista Outdoor, Inc.	5,100	(74,307)
Winnebago Industries, Inc.	1,500	(83,400)

		(7,182,944)

Machinery — (0.1)%
Actuant Corp. Class A	1,000	(25,300)
CIRCOR International, Inc.	800	(38,944)
Dover Corp.	6,300	(636,237)
Flowserve Corp.	29,100	(1,225,983)
IDEX Corp.	5,900	(778,623)
John Bean Technologies Corp.	4,600	(509,680)
Kennametal, Inc.	1,000	(48,410)
Manitowoc Co., Inc. (The)	4,850	(190,799)
NN, Inc.	400	(11,040)
Raven Industries, Inc.	500	(17,175)
Terex Corp.	31,000	(1,494,820)
Titan International, Inc.	4,600	(59,248)
Xylem, Inc.	9,000	(613,800)

		(5,650,059)

Manufactured Goods — (0.0)%
Barnes Group, Inc.	400	(25,308)
Mueller Industries, Inc.	100	(3,543)
Proto Labs, Inc.	1,300	(133,900)
Sharing Economy International	1,770	(13,417)
Simpson Manufacturing Co., Inc.	2,400	(137,784)
Timken Co. (The)	1,000	(49,150)

		(363,102)

Media — (1.0)%
Altice USA, Inc.	15,900	(337,557)
AMC Networks, Inc. Class A	5,600	(302,848)
ANGI Homeservices, Inc.	5,600	(58,576)
Blucora, Inc.	500	(11,050)
Carvana Co.	12,700	(242,824)
CBS Corp. Class B	2,900	(171,100)
Charter Communications, Inc. Class A (d)	4,791	(1,609,584)
Entercom Communications Corp. Class A	12,900	(139,320)
EW Scripps Co. Class A	3,536	(55,268)
Expedia, Inc.	984	(117,854)
Facebook, Inc. Class A	126,600	(22,339,836)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Global Eagle Entertainment, Inc.	4,000	$(9,160)
Gray Television, Inc.	5,700	(95,475)
Groupon, Inc.	225,100	(1,148,010)
GrubHub, Inc.	6,200	(445,160)
Houghton Mifflin Harcourt Co.	9,300	(86,490)
Imax Corp.	2,700	(62,505)
IZEA, Inc.	1,384	(6,256)
John Wiley & Sons, Inc. Class A	700	(46,025)
Liberty Braves Group Class C	5,900	(131,098)
Liberty Broadband Corp. Class C	5,500	(468,380)
Liberty Expedia Holdings, Inc. Class A	7,500	(332,475)
Liberty Media Group Class A	3,392	(110,986)
Liberty Ventures	100	(5,424)
Live Ventures, Inc.	366	(5,848)
Media General, Inc. (e)	12,100	0
Meet Group, Inc.	24,100	(67,962)
Meredith Corp.	5,200	(343,460)
MSG Networks, Inc.	6,900	(139,725)
National CineMedia, Inc.	13,100	(89,866)
New Media Investment Group, Inc.	3,600	(60,408)
Nexstar Media Group, Inc.	33,011	(2,581,460)
Pandora Media, Inc.	143,900	(693,598)
Shopify, Inc. Class A	68,900	(6,958,900)
Shutterstock, Inc.	600	(25,818)
Sinclair Broadcast Group, Inc. Class A	7,400	(280,090)
Sirius XM Holdings, Inc. (d)	500,708	(2,683,795)
Snap, Inc.	658,700	(9,623,607)
Social Reality, Inc.	200	(1,130)
Stamps.com, Inc.	100	(18,800)
TEGNA, Inc.	11,400	(160,512)
Time, Inc.	2,000	(36,900)
Trade Desk, Inc. (The) Class A	9,730	(444,953)
Tribune Media Co.	700	(29,729)
TripAdvisor, Inc.	75,702	(2,608,691)
WideOpenWest, Inc.	10,700	(113,099)

		(55,301,612)

Medical Equipment & Devices — (1.6)%
Abbott Laboratories	400	(22,828)
ABIOMED, Inc.	400	(74,964)
Accelerate Diagnostics, Inc.	20,600	(539,720)
Aethlon Medical, Inc.	1,838	(2,095)
Agilent Technologies, Inc. (d)	86,690	(5,805,629)
Amedica Corp.	1,308	(4,277)
Avinger, Inc.	19,228	(3,498)
Bellerophon Therapeutics, Inc.	100	(258)
BioTelemetry, Inc.	22,700	(678,730)
Cerus Corp.	100	(338)
Cesca Therapeutics, Inc.	284	(852)
Corindus Vascular Robotics, Inc.	1,800	(1,818)
Cytori Therapeutics, Inc.	25,446	(7,634)
Dentsply Sirona, Inc.	32,484	(2,138,422)
DexCom, Inc.	69,500	(3,988,605)
Endologix, Inc.	12,400	(66,340)
Exact Sciences Corp.	29,802	(1,565,797)
Foundation Medicine, Inc.	5,500	(375,100)
Glaukos Corp.	6,300	(161,595)
Globus Medical, Inc.	1,500	(61,650)
Hologic, Inc. (d)	219,640	(9,389,610)
ICU Medical, Inc.	700	(151,200)
IDEXX Laboratories, Inc. (d)	19,090	(2,985,294)
Illumina, Inc. (d)	53,280	(11,641,147)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Integer Holdings Corp.	900	$(40,770)
Integra LifeSciences Holdings Corp.	1,900	(90,934)
Invacare Corp.	700	(11,795)
InVivo Therapeutics Holdings Corp.	9,900	(7,623)
IsoRay, Inc.	4,400	(1,757)
K2M Group Holdings, Inc.	3,100	(55,800)
LivaNova PLC	1,100	(87,912)
Masimo Corp.	100	(8,480)
Medtronic PLC	3	(242)
Microbot Medical, Inc.	27,839	(28,396)
MiMedx Group, Inc.	600	(7,566)
Natus Medical, Inc.	300	(11,460)
Navidea Biopharmaceuticals, Inc.	14,299	(5,126)
Neovasc, Inc.	9,188	(5,513)
Nevro Corp.	21,600	(1,491,264)
Novocure Ltd.	24,400	(492,880)
OPKO Health, Inc.	178,800	(876,120)
Pacific Biosciences of California, Inc.	36,900	(97,416)
Penumbra, Inc.	4,400	(414,040)
Pulse Biosciences, Inc.	4,698	(110,873)
Quotient Ltd.	1,200	(5,940)
Repligen Corp.	1,900	(68,932)
ReShape Lifesciences, Inc.	13,259	(19,623)
ResMed, Inc. (d)	56,720	(4,803,617)
Rockwell Medical, Inc.	12,300	(71,586)
Second Sight Medical Products, Inc.	7,400	(14,134)
Skyline Medical, Inc.	1,218	(1,243)
STERIS PLC	400	(34,988)
T2 Biosystems, Inc.	4,800	(19,776)
Tactile Systems Technology, Inc.	2,200	(63,756)
Tandem Diabetes Care, Inc.	8,037	(18,967)
Teleflex, Inc.	1,400	(348,348)
Thermo Fisher Scientific, Inc. (d)	27,831	(5,284,550)
TransEnterix, Inc.	118,800	(229,284)
Trovagene, Inc.	16,292	(5,010)
Varian Medical Systems, Inc. (d)	233,780	(25,984,647)
Vericel Corp.	10,100	(55,045)
Viveve Medical, Inc.	2,700	(13,419)
Waters Corp. (d)	33,390	(6,450,614)
West Pharmaceutical Services, Inc.	100	(9,867)
Wright Medical Group NV	5,701	(126,562)

		(87,143,276)

Metals & Mining — (0.3)%
Alamos Gold, Inc. Class A	61,046	(397,410)
Alexco Resource Corp.	4,600	(7,314)
Avino Silver & Gold Mines Ltd.	600	(804)
B2GOLD Corp.	1,700	(5,270)
Cameco Corp.	40,100	(370,123)
Centrus Energy Corp. Class A	600	(2,406)
Century Aluminum Co.	58,800	(1,154,832)
Coeur Mining, Inc.	112,364	(842,730)
Compass Minerals International, Inc.	18,200	(1,314,950)
Eldorado Gold Corp.	18,200	(26,026)
Endeavour Silver Corp.	63,500	(151,765)
Fairmount Santrol Holdings, Inc.	177,700	(929,371)
Ferroglobe PLC	1,400	(22,680)
First Majestic Silver Corp.	105,700	(712,418)
Franco-Nevada Corp.	26,300	(2,102,685)
Gold Resource Corp.	15,800	(69,520)
Gold Standard Ventures Corp.	23,400	(40,950)
Hecla Mining Co.	70,600	(280,282)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Klondex Mines Ltd.	46,600	$(121,626)
MAG Silver Corp.	10,400	(128,544)
McEwen Mining, Inc.	142,100	(323,988)
Northern Dynasty Minerals Ltd.	164,700	(291,519)
Novagold Resources, Inc.	77,500	(304,575)
Osisko Gold Royalties Ltd.	10,800	(124,848)
Pershing Gold Corp.	1,100	(2,640)
Platinum Group Metals Ltd.	18,000	(5,472)
Pretium Resources, Inc.	87,300	(996,093)
Seabridge Gold, Inc.	22,300	(251,990)
Smart Sand, Inc.	8,200	(71,012)
SSR Mining, Inc.	15,500	(136,245)
Tahoe Resources, Inc.	109,700	(525,463)
Turquoise Hill Resources Ltd.	46,100	(158,123)
Uranium Energy Corp.	45,600	(80,712)
US Gold Corp.	1,400	(2,282)
US Silica Holdings, Inc.	64,900	(2,113,144)
Vista Gold Corp.	4,800	(3,360)
Westwater Resources, Inc.	15,005	(16,055)
Wheaton Precious Metals Corp.	1,700	(37,621)

		(14,126,848)

Oil, Gas & Coal — (2.3)%
Andeavor	27,800	(3,178,652)
Antero Midstream GP LP	8,600	(169,592)
Antero Resources Corp.	78,800	(1,497,200)
Apache Corp.	164,600	(6,949,412)
Approach Resources, Inc.	13,600	(40,256)
Archrock, Inc.	8,400	(88,200)
Basic Energy Services, Inc.	13,900	(326,233)
Baytex Energy Corp.	50,500	(151,500)
Bristow Group, Inc.	12,400	(167,028)
California Resources Corp.	33,610	(653,379)
Callon Petroleum Co.	156,200	(1,897,830)
Camber Energy, Inc.	17,543	(2,144)
Canadian Natural Resources Ltd.	27,100	(968,012)
CARBO Ceramics, Inc.	20,800	(211,744)
Carrizo Oil & Gas, Inc.	64,500	(1,372,560)
Cenovus Energy, Inc.	100,800	(920,304)
Centennial Resource Development, Inc. Class A	34,800	(689,040)
Cheniere Energy Partners LP Holdings LLC	4,100	(113,529)
Chesapeake Energy Corp.	726,900	(2,878,524)
Chevron Corp. (d)	52,654	(6,591,754)
Clean Energy Fuels Corp.	300	(609)
Cloud Peak Energy, Inc.	14,000	(62,300)
Comstock Resources, Inc.	12,280	(103,889)
Contango Oil & Gas Co.	600	(2,826)
Continental Resources, Inc.	5,200	(275,444)
Core Laboratories NV	4,900	(536,795)
Crescent Point Energy Corp.	64,400	(490,728)
Delek US Holdings, Inc.	37,240	(1,301,166)
Denbury Resources, Inc.	25,200	(55,692)
Diamondback Energy, Inc.	20,300	(2,562,875)
Earthstone Energy, Inc.	7,900	(83,977)
Eclipse Resources Corp.	5,400	(12,960)
Eco-Stim Energy Solutions, Inc.	500	(630)
Enbridge Energy Management LLC	5,221	(69,909)
Enbridge, Inc.	116,572	(4,559,131)
Energen Corp.	18,300	(1,053,531)
Enerplus Corp.	44,500	(435,655)
EnLink Midstream LLC	20,800	(366,080)
Ensco PLC Class A	104,200	(615,822)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
EP Energy Corp. Class A	30,700	$(72,452)
Erin Energy Corp.	700	(1,925)
Extraction Oil & Gas, Inc.	45,700	(653,967)
Flotek Industries, Inc.	32,200	(150,052)
Frank’s International NV	44,800	(297,920)
Gastar Exploration, Inc.	61,900	(64,995)
Gulfport Energy Corp.	51,100	(652,036)
Halcon Resources Corp.	71,800	(543,526)
Helix Energy Solutions Group, Inc.	7,000	(52,780)
Helmerich & Payne, Inc.	35,400	(2,288,256)
Hess Corp.	121,800	(5,781,846)
HollyFrontier Corp.	28,600	(1,464,892)
Imperial Oil Ltd.	5,800	(180,902)
Jagged Peak Energy, Inc.	7,800	(123,084)
Jones Energy, Inc.	47,519	(52,271)
Kinder Morgan, Inc.	325,631	(5,884,152)
Laredo Petroleum, Inc.	161,000	(1,708,210)
McDermott International, Inc.	61,800	(406,644)
MRC Global, Inc.	41,600	(703,872)
Nabors Industries Ltd.	185,616	(1,267,757)
NCS Multistage Holdings, Inc.	3,900	(57,486)
Noble Corp. PLC	22,000	(99,440)
Northern Oil and Gas, Inc.	41,700	(85,485)
Oasis Petroleum, Inc.	100,200	(842,682)
Occidental Petroleum Corp.	87,100	(6,415,786)
Oceaneering International, Inc.	20,100	(424,914)
ONEOK, Inc.	85,300	(4,559,285)
Parsley Energy, Inc. Class A	199,000	(5,858,560)
Patterson-UTI Energy, Inc.	124,400	(2,862,444)
PBF Energy, Inc. Class A	87,700	(3,108,965)
PDC Energy, Inc.	5,600	(288,624)
Pembina Pipeline Corp.	8,605	(311,329)
Pengrowth Energy Corp.	34,600	(27,493)
PetroQuest Energy, Inc.	475	(898)
Phillips 66	100	(10,157)
Precision Drilling Corp.	19,900	(60,098)
QEP Resources, Inc.	54,600	(522,522)
Ramaco Resources, Inc.	4,100	(28,208)
Range Resources Corp.	174,287	(2,973,336)
Resolute Energy Corp.	18,000	(566,460)
Rex Energy Corp.	4,470	(6,213)
Ring Energy, Inc.	10,500	(145,950)
RPC, Inc.	13,800	(352,314)
RSP Permian, Inc.	86,000	(3,498,480)
Sanchez Energy Corp.	67,300	(357,363)
Select Energy Services, Inc. Class A	2,800	(51,072)
SemGroup Corp. Class A	48,700	(1,470,740)
SM Energy Co.	89,200	(1,969,536)
Solaris Oilfield Infrastructure, Inc. Class A	1,500	(32,115)
Southwestern Energy Co.	409,900	(2,287,242)
SRC Energy, Inc.	101,800	(868,354)
Stone Energy Corp.	4,300	(138,288)
Targa Resources Corp.	84,400	(4,086,648)
Tellurian, Inc.	40,900	(398,366)
TETRA Technologies, Inc.	31,600	(134,932)
TransCanada Corp.	25,600	(1,245,184)
Unit Corp.	1,700	(37,400)
Valero Energy Corp.	4,300	(395,213)
Vermilion Energy, Inc.	5,200	(188,864)
W&T Offshore, Inc.	37,800	(125,118)
Weatherford International PLC	745,800	(3,109,986)
Westmoreland Coal Co.	3,000	(3,630)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Whiting Petroleum Corp.	22,886	$(606,021)
WildHorse Resource Development Corp.	2,100	(38,661)
Williams Cos., Inc.	127,400	(3,884,426)
WPX Energy, Inc.	285,900	(4,022,613)

		(122,367,352)

Passenger Transportation — (0.3)%
Allegiant Travel Co.	1,200	(185,700)
American Airlines Group, Inc.	219,800	(11,436,194)
Southwest Airlines Co.	47,600	(3,115,420)
Spirit Airlines, Inc.	18,000	(807,300)

		(15,544,614)

Real Estate — (1.8)%
Acadia Realty Trust	10,200	(279,072)
Alexandria Real Estate Equities, Inc.	12,600	(1,645,434)
Altisource Residential Corp.	12,400	(147,064)
American Campus Communities, Inc.	26,200	(1,074,986)
American Tower Corp.	16,099	(2,296,844)
Ashford Hospitality Prime, Inc.	8,822	(85,838)
Ashford Hospitality Trust, Inc.	18,700	(125,851)
Bluerock Residential Growth REIT, Inc.	12,200	(123,342)
Boston Properties, Inc.	9,400	(1,222,282)
Brandywine Realty Trust	26,300	(478,397)
CareTrust REIT, Inc.	100	(1,676)
CBL & Associates Properties, Inc.	135,900	(769,194)
Chatham Lodging Trust	6,300	(143,388)
Chesapeake Lodging Trust	16,400	(444,276)
Clipper Realty, Inc.	1,700	(16,983)
Colony NorthStar, Inc. Class A	152,721	(1,742,547)
Community Healthcare Trust, Inc.	1,800	(50,580)
CoreSite Realty Corp.	7,600	(865,640)
Corporate Office Properties Trust	8,800	(256,960)
Cousins Properties, Inc.	156,100	(1,443,925)
Crown Castle International Corp.	500	(55,505)
CubeSmart	13,700	(396,204)
CyrusOne, Inc.	17,400	(1,035,822)
DCT Industrial Trust, Inc.	300	(17,634)
DDR Corp.	122,100	(1,094,016)
DiamondRock Hospitality Co.	600	(6,774)
Digital Realty Trust, Inc.	13,784	(1,569,997)
Douglas Emmett, Inc.	20,400	(837,624)
Duke Realty Corp.	400	(10,884)
Easterly Government Properties, Inc.	2,400	(51,216)
EastGroup Properties, Inc.	4,800	(424,224)
Education Realty Trust, Inc.	25,766	(899,749)
Equinix, Inc.	927	(420,135)
Equity Residential	55,600	(3,545,612)
Essex Property Trust, Inc.	4,900	(1,182,713)
Extra Space Storage, Inc.	23,900	(2,090,055)
Farmland Partners, Inc.	12,600	(109,368)
First Industrial Realty Trust, Inc.	400	(12,588)
Forestar Group, Inc.	18	(396)
Four Corners Property Trust, Inc.	1,700	(43,690)
GEO Group, Inc.	1,550	(36,580)
GGP, Inc.	209,900	(4,909,561)
Global Medical REIT, Inc.	6,400	(52,480)
Global Net Lease, Inc.	15,061	(309,955)
Government Properties Income Trust	33,300	(617,382)
Gramercy Property Trust	6,047	(161,213)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,300	(151,578)
Healthcare Realty Trust, Inc.	10,800	(346,896)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Healthcare Trust of America, Inc. Class A	41,000	$(1,231,640)
Hersha Hospitality Trust	4,900	(85,260)
Host Hotels & Resorts, Inc.	421,241	(8,361,634)
Hudson Pacific Properties, Inc.	31,900	(1,092,575)
Independence Realty Trust, Inc.	38,100	(384,429)
Investors Real Estate Trust	3,100	(17,608)
Invitation Homes, Inc.	52,372	(1,234,408)
Iron Mountain, Inc.	12,800	(482,944)
iStar, Inc.	4,200	(47,460)
JBG SMITH Properties	10,200	(354,246)
Jernigan Capital, Inc.	5,400	(102,654)
Kilroy Realty Corp.	4,100	(306,065)
Kite Realty Group Trust	8,700	(170,520)
LaSalle Hotel Properties	50,400	(1,414,728)
Lexington Realty Trust	2,700	(26,055)
Liberty Property Trust	2,100	(90,321)
Life Storage, Inc.	21,900	(1,950,633)
Macerich Co.	80,800	(5,306,944)
Mack-Cali Realty Corp.	16,400	(353,584)
Medical Properties Trust, Inc.	33,100	(456,118)
MGM Growth Properties LLC Class A	2,499	(72,846)
National Health Investors, Inc.	100	(7,538)
National Retail Properties, Inc.	17,200	(741,836)
National Storage Affiliates Trust	14,200	(387,092)
New Concept Energy, Inc.	200	(312)
New Senior Investment Group, Inc.	36,101	(272,923)
NorthStar Realty Europe Corp.	1,700	(22,831)
Omega Healthcare Investors, Inc.	72,540	(1,997,752)
Pebblebrook Hotel Trust	31,700	(1,178,289)
Pennsylvania REIT	55,900	(664,651)
Physicians Realty Trust	71,100	(1,279,089)
Prologis, Inc.	27,700	(1,786,927)
QTS Realty Trust, Inc. Class A	16,600	(899,056)
Ramco-Gershenson Properties Trust	14,900	(219,477)
Realty Income Corp.	20,692	(1,179,858)
Redfin Corp.	14,000	(438,480)
Regency Centers Corp.	31,300	(2,165,334)
Rexford Industrial Realty, Inc.	15,400	(449,064)
RLJ Lodging Trust	51,300	(1,127,061)
Sabra Health Care REIT, Inc.	41,990	(788,152)
Senior Housing Properties Trust	20,100	(384,915)
Seritage Growth Properties	15,900	(643,314)
Simon Property Group, Inc.	11,597	(1,991,669)
SL Green Realty Corp.	18,987	(1,916,358)
Spirit Realty Capital, Inc.	256,600	(2,201,628)
STAG Industrial, Inc.	12,800	(349,824)
STORE Capital Corp.	63,800	(1,661,352)
Summit Hotel Properties, Inc.	3,300	(50,259)
Sun Communities, Inc.	300	(27,834)
Sunstone Hotel Investors, Inc.	95,537	(1,579,227)
Tanger Factory Outlet Centers, Inc.	35,400	(938,454)
Taubman Centers, Inc.	25,400	(1,661,922)
Terreno Realty Corp.	100	(3,506)
Uniti Group, Inc.	140,300	(2,495,937)
Urban Edge Properties	1,100	(28,039)
Vereit, Inc. REIT	229,800	(1,790,142)
Vornado Realty Trust	36,500	(2,853,570)
Washington Prime Group, Inc.	148,600	(1,058,032)
Washington Real Estate Investment Trust	14,500	(451,240)
Welltower, Inc.	5,100	(325,227)
Weyerhaeuser Co.	20	(705)
Wheeler Real Estate Investment Trust, Inc.	2,000	(19,960)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Whitestone REIT	15,300	$(220,473)
Xenia Hotels & Resorts, Inc.	3,900	(84,201)

		(95,490,312)

Recreation Facilities & Services — (0.1)%
AMC Entertainment Holdings, Inc. Class A	42,500	(641,750)
Drive Shack, Inc.	3,067	(16,961)
Regal Entertainment Group Class A	71,600	(1,647,516)
SeaWorld Entertainment, Inc.	44,200	(599,794)

		(2,906,021)

Renewable Energy — (0.1)%
Ballard Power Systems, Inc.	38,200	(168,462)
Enphase Energy, Inc.	21,595	(52,044)
First Solar, Inc.	41,400	(2,795,328)
FuelCell Energy, Inc.	35,258	(59,938)
Gevo, Inc.	14,660	(8,654)
Green Plains, Inc.	32,900	(554,365)
Hydrogenics Corp.	300	(3,330)
Pacific Ethanol, Inc.	2,200	(10,010)
Plug Power, Inc.	182,700	(431,172)
SunPower Corp.	15,800	(133,194)
Sunrun, Inc.	12,000	(70,800)
Sunworks, Inc.	5,300	(5,565)
Vivint Solar, Inc.	17,900	(72,495)

		(4,365,357)

Retail—Consumer Staples — (0.7)%
Big Lots, Inc.	4,700	(263,905)
Blue Apron Holdings, Inc. Class A	24,000	(96,720)
Casey’s General Stores, Inc.	19,900	(2,227,606)
Costco Wholesale Corp.	101,500	(18,891,180)
CVS Health Corp.	27,899	(2,022,677)
Dollar General Corp.	2,600	(241,826)
Fred’s, Inc. Class A	26,900	(108,945)
Kroger Co. (The)	66,097	(1,814,363)
Ollie’s Bargain Outlet Holdings, Inc.	300	(15,975)
SUPERVALU, Inc.	943	(20,369)
Walgreens Boots Alliance, Inc. (d)	175,540	(12,747,715)

		(38,451,281)

Retail—Discretionary — (1.0)%
Abercrombie & Fitch Co. Class A	32,300	(562,989)
American Eagle Outfitters, Inc.	16,800	(315,840)
Ascena Retail Group, Inc.	19,100	(44,885)
AutoNation, Inc.	11,800	(605,694)
Barnes & Noble, Inc.	43,900	(294,130)
BMC Stock Holdings, Inc.	9,200	(232,760)
Boot Barn Holdings, Inc.	11,200	(186,032)
Buckle, Inc.	27,600	(655,500)
Build-A-Bear Workshop, Inc.	800	(7,360)
Burlington Stores, Inc.	16,300	(2,005,389)
Caleres, Inc.	1,400	(46,872)
Chegg, Inc.	11,100	(181,152)
Chico’s FAS, Inc.	38,500	(339,570)
Children’s Place, Inc.	4,000	(581,400)
Conn’s, Inc.	22,200	(789,210)
Destination Maternity Corp.	2,600	(7,722)
Dillard’s, Inc. Class A	1,400	(84,070)
DSW, Inc. Class A	145,946	(3,124,704)
Duluth Holdings, Inc. Class B	10,900	(194,565)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
FirstCash, Inc.	1,028	$(69,339)
Foundation Building Materials, Inc.	7,550	(111,665)
Francesca’s Holdings Corp.	24,300	(177,633)
GNC Holdings, Inc. Class A	47,200	(174,168)
Group 1 Automotive, Inc.	1,900	(134,843)
Guess?, Inc.	65,800	(1,110,704)
Hertz Global Holdings, Inc.	34,600	(764,660)
J. Jill, Inc.	5,100	(39,780)
JC Penney Co., Inc.	8,500	(26,860)
L Brands, Inc.	173,600	(10,454,192)
Lithia Motors, Inc. Class A	10,300	(1,169,977)
Lumber Liquidators Holdings, Inc.	22,700	(712,553)
Macy’s, Inc.	105,400	(2,655,026)
MarineMax, Inc.	3,100	(58,590)
Michaels Cos., Inc. (The)	24,600	(595,074)
Monro Muffler Brake, Inc.	1,300	(74,035)
Net Element, Inc.	1,825	(20,312)
O’Reilly Automotive, Inc.	41,900	(10,078,626)
Office Depot, Inc.	1,255	(4,443)
Ominto, Inc.	100	(339)
Overstock.com, Inc.	20,000	(1,278,000)
Party City Holdco, Inc.	9,900	(138,105)
PetMed Express, Inc.	16,000	(728,000)
Pier 1 Imports, Inc.	58,200	(240,948)
Restoration Hardware Holdings, Inc.	10,800	(931,068)
Sally Beauty Holdings, Inc.	97,000	(1,819,720)
Sears Holdings Corp.	79,900	(286,042)
Signet Jewelers Ltd.	5,500	(311,025)
Sleep Number Corp.	4,300	(161,637)
Sonic Automotive, Inc. Class A	700	(12,915)
Sportsman’s Warehouse Holdings, Inc.	25,200	(166,572)
Stage Stores, Inc.	17,500	(29,400)
Tailored Brands, Inc.	37,100	(809,893)
Ulta Salon Cosmetics & Fragrance, Inc.	10,628	(2,377,058)
Wayfair, Inc. Class A	42,100	(3,379,367)
Williams-Sonoma, Inc.	9,500	(491,150)
Zumiez, Inc.	5,100	(106,207)

		(51,959,770)

Semiconductors — (1.0)%
Advanced Micro Devices, Inc.	770,500	(7,920,740)
Ambarella, Inc.	26,300	(1,545,125)
Analog Devices, Inc.	53,000	(4,718,590)
Applied Optoelectronics, Inc.	6,200	(234,484)
Broadcom Ltd.	38	(9,762)
Coherent, Inc.	800	(225,776)
Cypress Semiconductor Corp.	207,035	(3,155,213)
Impinj, Inc.	16,500	(371,745)
Inphi Corp.	34,000	(1,244,400)
MaxLinear, Inc. Class A	21,040	(555,877)
Microsemi Corp.	1,600	(82,640)
Monolithic Power Systems, Inc.	200	(22,472)
MoSys, Inc.	2,091	(2,321)
NeoPhotonics Corp.	34,700	(228,326)
NVIDIA Corp.	117,900	(22,813,650)
Oclaro, Inc.	135,000	(909,900)
ParkerVision, Inc.	6,400	(6,784)
Qorvo, Inc.	50,723	(3,378,152)
Texas Instruments, Inc.	31,000	(3,237,640)
Xilinx, Inc.	26,300	(1,773,146)

		(52,436,743)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Software — (0.5)%
2U, Inc.	200	$(12,902)
ACI Worldwide, Inc.	2,800	(63,476)
Alteryx, Inc. Class A	800	(20,216)
Appian Corp.	2,900	(91,292)
athenahealth, Inc.	3,100	(412,424)
Autodesk, Inc.	700	(73,381)
Barracuda Networks, Inc.	17,100	(470,250)
Benefitfocus, Inc.	3,100	(83,700)
Blackbaud, Inc.	4,300	(406,307)
Blackline, Inc.	4,200	(137,760)
Callidus Software, Inc.	5,400	(154,710)
Castlight Health, Inc. Class B	14,800	(55,500)
Cerner Corp. (d)	118,490	(7,985,041)
Cornerstone OnDemand, Inc.	14,500	(512,285)
Ebix, Inc.	600	(47,550)
Envestnet, Inc.	700	(34,895)
Evolent Health, Inc.	48,100	(591,630)
FireEye, Inc.	34,000	(482,800)
Glu Mobile, Inc.	59,200	(215,488)
Guidewire Software, Inc.	700	(51,982)
Inpixon	12,641	(2,655)
Inseego Corp.	100	(161)
Intuit, Inc.	100	(15,778)
LogMeIn, Inc.	27,500	(3,148,750)
Microsoft Corp.	65,600	(5,611,424)
NantHealth, Inc.	5,400	(16,470)
Open Text Corp.	21,100	(752,637)
Pareteum Corp.	6,562	(13,583)
Paycom Software, Inc.	8,500	(682,805)
pdvWireless, Inc.	600	(19,260)
RealPage, Inc.	3,300	(146,190)
Sphere 3D Corp.	1,458	(3,587)
Tabula Rasa HealthCare, Inc.	300	(8,415)
Tintri, Inc.	1,600	(8,160)
Twilio, Inc.	23,300	(549,880)
Tyler Technologies, Inc.	1,200	(212,460)
Ultimate Software Group, Inc.	1,400	(305,522)
VirnetX Holding Corp.	14,700	(54,390)
VMware, Inc. Class A (d)	34,633	(4,340,207)
xG Technology, Inc.	11,700	(18,954)

		(27,814,877)

Specialty Finance — (0.3)%
Ally Financial, Inc.	66,600	(1,942,056)
Altisource Portfolio Solutions SA	4,000	(112,000)
American Express Co.	28,300	(2,810,473)
Apollo Commercial Real Estate Finance, Inc.	41,300	(761,985)
Arlington Asset Investment Corp. Class A	22,200	(261,516)
ARMOUR Residential REIT, Inc.	12,662	(325,667)
Capital One Financial Corp.	100	(9,990)
Capstead Mortgage Corp.	7,300	(63,145)
Credit Acceptance Corp.	100	(32,348)
CYS Investments, Inc.	2,400	(19,272)
Elevate Credit, Inc.	5,100	(38,403)
Ellie Mae, Inc.	19,300	(1,725,420)
Encore Capital Group, Inc.	7,600	(319,960)
Federal Agricultural Mortgage Corp. Class C	100	(7,824)
Five Oaks Investment Corp.	3,900	(15,600)
Global Payments, Inc.	7,877	(789,590)
Impac Mortgage Holdings, Inc.	100	(1,016)
Invesco Mortgage Capital, Inc.	867	(15,459)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Jack Henry & Associates, Inc.	1,100	$(128,656)
LendingClub Corp.	292,500	(1,208,025)
Marathon Patent Group, Inc.	1,470	(6,027)
Nationstar Mortgage Holdings, Inc.	23,900	(442,150)
Nelnet, Inc. Class A	700	(38,346)
Ocwen Financial Corp.	56,500	(176,845)
OneMain Holdings, Inc.	20,200	(524,998)
Orchid Island Capital, Inc.	36,900	(342,432)
PHH Corp.	10,500	(108,150)
PRA Group, Inc.	14,600	(484,720)
RAIT Financial Trust	24,500	(9,187)
Santander Consumer USA Holdings, Inc.	61,500	(1,145,130)
SLM Corp.	123,300	(1,393,290)
Square, Inc.	30,200	(1,047,034)
Sutherland Asset Management Corp.	45	(682)
Synchrony Financial	800	(30,888)
Walker & Dunlop, Inc.	900	(42,750)
Walter Investment Management Corp.	29,180	(24,593)
Western Asset Mortgage Capital Corp.	11,700	(116,415)

		(16,522,042)

Technology Services — (0.1)%
Broadridge Financial Solutions, Inc.	2,200	(199,276)
Cogint, Inc.	6,885	(30,294)
CSRA, Inc.	14,200	(424,864)
Cubic Corp.	600	(35,370)
Endurance International Group Holdings, Inc.	23,000	(193,200)
Gartner, Inc.	6,700	(825,105)
Globant SA	4,100	(190,486)
Helios & Matheson Analytics, Inc.	13,681	(86,327)
IHS Markit Ltd.	27	(1,219)
MarketAxess Holdings, Inc.	3,300	(665,775)
MAXIMUS, Inc.	100	(7,158)
Medidata Solutions, Inc.	1,000	(63,370)
Paychex, Inc.	6,501	(442,588)
Presidio, Inc.	402	(7,706)
Spherix, Inc.	4,926	(6,897)
Unisys Corp.	10,300	(83,945)
WageWorks, Inc.	1,500	(93,000)

		(3,356,580)

Telecommunications — (0.2)%
AT&T, Inc. (d)	127,868	(4,971,508)
CenturyLink, Inc.	289,672	(4,831,729)
Cincinnati Bell, Inc.	200	(4,170)
Cogent Communications Holdings, Inc.	300	(13,590)
Consolidated Communications Holdings, Inc.	16,676	(203,280)
Frontier Communications Corp.	62,680	(423,717)
Globalstar, Inc.	157,300	(206,063)
Gogo, Inc.	18,800	(212,064)
HC2 Holdings, Inc.	7,600	(45,220)
Intelsat SA	10,000	(33,900)
NII Holdings, Inc.	29,823	(12,654)
Ooma, Inc.	300	(3,585)
ORBCOMM, Inc.	7,500	(76,350)
Shenandoah Telecommunications Co.	1,600	(54,080)
Sprint Corp.	88,000	(518,320)
Straight Path Communications, Inc.	2,300	(418,117)
Telephone & Data Systems, Inc.	12,500	(347,500)
Verizon Communications, Inc.	200	(10,586)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
Windstream Holdings, Inc.	146,028	$(270,152)

		(12,656,585)

Transportation & Logistics — (0.1)%
Celadon Group, Inc.	1,700	(10,880)
DHT Holdings, Inc.	32,800	(117,752)
Dorian LPG Ltd.	4,300	(35,346)
Expeditors International of Washington, Inc.	1,600	(103,504)
Gener8 Maritime, Inc.	10,700	(70,834)
Golar LNG Ltd.	1,400	(41,734)
Hornbeck Offshore Services, Inc.	26,700	(83,037)
Landstar System, Inc.	700	(72,870)
Nordic American Tankers Ltd.	57,700	(141,942)
Old Dominion Freight Line, Inc.	3,700	(486,735)
Scorpio Bulkers, Inc.	21,300	(157,620)
Seanergy Maritime Holdings Corp.	3,502	(3,642)
Sino-Global Shipping America Ltd.	5,121	(13,110)
Teekay Corp.	28,800	(268,416)
Teekay Tankers Ltd. Class A	60,400	(84,560)
TOP Ships, Inc.	6,464	(1,622)
Union Pacific Corp.	13,500	(1,810,350)
XPO Logistics, Inc.	8,800	(805,992)

		(4,309,946)

Transportation Equipment — (0.1)%
Wabash National Corp.	7,400	(160,580)
Wabtec Corp.	34,700	(2,825,621)
Workhorse Group, Inc.	9,230	(23,629)

		(3,009,830)

Utilities — (0.3)%
Allete, Inc.	3,600	(267,696)
Alliant Energy Corp.	300	(12,783)
American Electric Power Co., Inc.	4,600	(338,422)
American Water Works Co., Inc.	2,600	(237,874)
Atlantic Power Corp.	1,600	(3,760)
Avangrid, Inc.	100	(5,058)
Avista Corp.	100	(5,149)
Black Hills Corp.	3,700	(222,407)
California Water Service Group	600	(27,210)
CMS Energy Corp.	6,200	(293,260)
Consolidated Edison, Inc.	8,500	(722,075)
Dominion Resources, Inc.	25,600	(2,075,136)
Dynegy, Inc.	73,800	(874,530)
El Paso Electric Co.	100	(5,535)
Entergy Corp.	5,300	(431,367)
FirstEnergy Corp.	21,300	(652,206)
Fortis, Inc.	5,300	(194,351)
Genie Energy Ltd. Class B	1,600	(6,976)
Hawaiian Electric Industries, Inc.	3,000	(108,450)
IDACORP, Inc.	600	(54,816)
MGE Energy, Inc.	900	(56,790)
National Fuel Gas Co.	5,500	(302,005)
New Jersey Resources Corp.	16,000	(643,200)
NextEra Energy, Inc.	500	(78,095)
NiSource, Inc.	4,100	(105,247)
NRG Energy, Inc.	3,800	(108,224)
NRG Yield, Inc. Class C	22,700	(429,030)
ONE Gas, Inc.	1,600	(117,216)
Pattern Energy Group, Inc.	46,000	(988,540)
Public Service Enterprise Group, Inc.	11,700	(602,550)
Sempra Energy	24,500	(2,619,540)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value
South Jersey Industries, Inc.	7,400	$(231,102)
Southwest Gas Corp.	1,300	(104,624)
Spark Energy, Inc. Class A	4,800	(59,520)
Spire, Inc.	6,400	(480,960)
TerraForm Power, Inc.	5,586	(66,809)
TransAlta Corp.	1,000	(5,950)
Vistra Energy Corp.	100	(1,832)
WEC Energy Group, Inc.	47,671	(3,166,784)
WGL Holdings, Inc.	300	(25,752)

		(16,732,831)

Waste & Environmental Services & Equipment — (0.0)%
Aqua Metals, Inc.	7,000	(14,910)
AquaVenture Holdings Ltd.	200	(3,104)
Cantel Medical Corp.	500	(51,435)
Covanta Holding Corp.	5,700	(96,330)
Energy Recovery, Inc.	17,500	(153,125)
Hudson Technologies, Inc.	18,500	(112,295)
MagneGas Corp.	800	(256)
Tetra Tech, Inc.	400	(19,260)

		(450,715)

Total North America		(1,123,834,971)

Oceania — (0.0)%
Banking — (0.0)%
Westpac Banking Corp. ADR	4,500	(109,710)

Iron & Steel — (0.0)%
BHP Billiton Ltd. ADR	32,500	(1,494,675)
BHP Billiton PLC ADR	21,100	(850,330)

		(2,345,005)

Total Oceania		(2,454,715)

South America — (0.2)%
Banking — (0.0)%
Banco Bradesco SA ADR	13,897	(142,305)
Banco Santander Chile ADR	13,300	(415,891)
Bancolombia SA ADR	18,500	(733,710)
Grupo Aval Acciones y Valores SA ADR	2,300	(19,550)
Itau CorpBanca ADR	200	(2,688)

		(1,314,144)

Consumer Products — (0.0)%
BRF SA ADR	75,700	(852,382)
Cia Cervecerias Unidas SA ADR	1,900	(56,202)

		(908,584)

Forest & Paper Products — (0.0)%
Fibria Celulose SA ADR	800	(11,760)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	35,100	(85,995)

Metals & Mining — (0.1)%
Southern Copper Corp.	40,500	(1,921,725)

Oil, Gas & Coal — (0.1)%
Cosan Ltd. A Shares	2,700	(26,190)
Ecopetrol SA ADR	29,800	(435,974)
Petroleo Brasileiro SA ADR	334,300	(3,439,947)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Security Description	Shares	Value

Ultrapar Participacoes SA ADR	7,600	$(172,748)

		(4,074,859)

Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR	8,200	(113,980)

Real Estate — (0.0)%
Gafisa SA ADR	459	(5,793)

Retail—Consumer Staples — (0.0)%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,700	(87,209)

Retail—Discretionary — (0.0)%
MercadoLibre, Inc.	2,900	(912,514)
Netshoes Cayman Ltd.	1,900	(15,010)

		(927,524)

Telecommunications — (0.0)%
Tim Participacoes SA ADR	3,800	(73,378)

Utilities — (0.0)%
Empresa Nacional de Electricidad SA ADR	2,800	(75,348)
Enersis SA ADR	300	(3,351)

		(78,699)

Total South America		(9,603,650)

TOTAL COMMON STOCK (PROCEEDS $1,213,664,808)		(1,289,465,853)

EXCHANGE-TRADED FUNDS — (1.4)%
Health Care Select Sector SPDR Fund (d)	206,321	(17,058,620)
iShares Nasdaq Biotechnology ETF (d)	105,303	(11,243,202)
iShares Russell 2000 ETF (d)	100,031	(15,250,726)
Powershares QQQ Trust Series 1 (d)	111,421	(17,354,935)
SPDR S&P 500 ETF Trust (d)	57,580	(15,365,799)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $71,334,116)		(76,273,282)

Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — (0.7)%
North America — (0.7)%
Government National Mortgage Association, 3.00%, 01/01/48 (d),(o)	39,000,000	(39,380,835)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $39,360,293)		(39,380,835)

TOTAL SECURITIES SOLD SHORT— (26.3)% (PROCEEDS $1,324,359,217)		(1,405,119,970)

Footnote Legend:

(a)	Non-income producing.
(b)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition “Other Assets” may include pending sales that are also on loan.
(d)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(e)	Security considered illiquid.
(f)	Security is valued using significant unobservable inputs.
(g)	Preferential dividend rate and maturity date is disclosed, if applicable.
(h)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

(i)	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of December 31, 2017.
(j)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(k)	Non-interest bearing bond.
(l)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(m)	Security is perpetual in nature and has no stated maturity.
(n)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of December 31, 2017. Maturity date presented is the ultimate maturity.
(o)	When issued or delayed delivery security included.
(p)	Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of GCM Offshore Equity Partners LP, Glenview Capital Partners (Cayman), Ltd. and GCM Equity Partners LP are 11/9/2015, 6/1/2016 and 11/9/2015, respectively.
(q)	Rate disclosed, the 7 day net yield, is as of December 31, 2017.
(r)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at December 31, 2017

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
DAX Index	13,300.00 EUR	02/16/18	11	$710,470	$(15,345)	$(5,576)	$9,769

Exchange-Traded Put Options Written
Bayer AG	105.00 EUR	01/19/18	132	1,372,800	$(26,370)	$(21,698)	$4,672
iShares Russell 2000	143.00 USD	01/19/18	241	3,674,286	(10,594)	(6,266)	4,328
S&P 500 Index	2,525.00 USD	01/19/18	9	2,406,249	(4,050)	(2,574)	1,476
S&P 500 Index	2,520.00 USD	01/19/18	9	2,406,249	(4,050)	(2,250)	1,800
U.S. 5-Year Future	115.50 USD	01/26/18	600	69,820,313	(56,250)	(28,125)	28,125

					$(101,314)	$(60,913)	$40,401

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
OTC Call Option Written
Broadcom Ltd.	Bank of America, N.A.	340.00 USD	01/18/19	34,300	$8,811,670	$(365,981)	$(251,224)	$114,757

Total Options Written Outstanding						$(482,640)	$(317,713)	$164,927

Reverse Repurchase Agreements Outstanding at December 31, 2017

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	2.81%	12/19/17	01/19/18	$4,955,000	$4,959,259
Credit Suisse Securities (USA) LLC	2.91%	11/14/17	02/12/18	4,342,000	4,358,161
Credit Suisse Securities (USA) LLC	3.01%	12/01/17	01/02/18	2,721,000	2,727,599
JPMorgan Chase Bank N.A.	2.80%	12/15/17	01/12/18	3,131,000	3,134,646
JPMorgan Chase Bank N.A.	2.80%	12/15/17	01/12/18	3,812,000	3,816,439
JPMorgan Chase Bank N.A.	2.80%	12/15/17	01/12/18	4,219,000	4,223,913
JPMorgan Chase Bank N.A.	2.87%	12/29/17	01/26/18	1,533,000	1,533,122
JPMorgan Chase Bank N.A.	2.87%	12/29/17	01/26/18	6,899,000	6,899,550
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.66%	12/01/17	01/02/18	12,321,000	12,347,408
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.69%	12/18/17	01/17/18	1,537,000	1,538,379
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.69%	12/18/17	01/17/18	15,811,000	15,825,181
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.70%	12/20/17	01/22/18	6,134,000	6,138,602
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.70%	12/20/17	01/22/18	6,790,000	6,795,095
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.70%	12/07/17	01/08/18	1,589,000	1,591,744
Royal Bank of Canada	2.49%	11/21/17	02/15/18	13,545,000	13,581,547
Royal Bank of Canada	2.56%	10/20/17	01/22/18	6,018,000	6,048,415

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	2.57%	12/08/17	01/10/18	$4,116,000	$4,122,471
Royal Bank of Canada	2.58%	10/31/17	01/31/18	4,597,000	4,616,768
Royal Bank of Canada	2.58%	11/03/17	01/31/18	11,769,000	11,817,166
Royal Bank of Canada	2.62%	11/15/17	02/15/18	2,785,000	2,794,106
Royal Bank of Canada	2.62%	11/15/17	02/15/18	2,034,000	2,040,651
Royal Bank of Canada	2.64%	12/05/17	01/08/18	720,000	721,322
Royal Bank of Canada	2.64%	12/05/17	01/08/18	1,687,000	1,690,098
Royal Bank of Canada	2.70%	12/12/17	01/12/18	927,000	928,251
Royal Bank of Canada	2.78%	10/31/17	01/31/18	4,708,000	4,729,814
Royal Bank of Canada	2.78%	11/03/17	01/31/18	1,269,000	1,274,595
Royal Bank of Canada	2.83%	11/30/17	03/02/18	2,544,000	2,549,997
Royal Bank of Canada	2.84%	12/21/17	01/29/18	2,298,000	2,299,633
Royal Bank of Canada	2.84%	12/05/17	01/08/18	770,000	771,521
Royal Bank of Canada	2.84%	12/05/17	01/08/18	1,063,000	1,065,100
Royal Bank of Canada	2.89%	12/21/17	01/29/18	13,436,000	13,445,714
Royal Bank of Canada	2.89%	12/29/17	03/20/18	7,103,000	7,103,571
Royal Bank of Canada	2.92%	12/19/17	01/19/18	9,182,000	9,190,205
Royal Bank of Canada	2.99%	12/21/17	01/29/18	1,847,000	1,848,382
Royal Bank of Canada	3.01%	12/06/17	03/06/18	2,916,000	2,921,849

Total Reverse Repurchase Agreements Outstanding				$171,128,000	$171,450,274

Futures Contracts Outstanding at December 31, 2017

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long Futures
3 Month Euribor	385	ICE	96,507,049 EUR	12/17/18	$(31,255)
90 Day Bank Bill	168	SFE	167,230,220 AUD	09/13/18	(20,231)
90 Day Eurodollar	2	CME	488,068 USD	06/13/22	(418)
90 Day Eurodollar	2	CME	487,874 USD	09/19/22	(324)
90 Day Eurodollar	3	CME	728,545 USD	03/14/22	3,042
Aluminum	53	LME	2,913,515 USD	06/18/18	109,473
Aluminum	248	LME	13,255,786 USD	01/15/18	745,364
Aluminum	229	LME	11,876,387 USD	02/19/18	1,100,757
Aluminum	93	LME	4,813,421 USD	03/19/18	467,817
Amsterdam Index	116	Euronext	12,797,576 EUR	01/19/18	(198,186)
Australian 10-Year Bond	2,649	SFE	341,938,183 AUD	03/15/18	156,966
Australian Dollar Currency	3,874	CME	293,023,862 USD	03/19/18	9,574,278
BIST 30 Index	716	ISE	10,193,748 TRY	02/28/18	53,442
Brent Crude	14	ICE	710,500 USD	10/31/18	180,460
Brent Crude	8	ICE	411,997 USD	10/31/19	69,363
Brent Crude	292	ICE	18,402,299 USD	01/31/18	1,123,741
Brent Crude	206	ICE	12,936,079 USD	02/28/18	750,561
British Pound Currency	1,142	CME	95,989,290 USD	03/19/18	773,798
CAC40 Index	693	Euronext	37,189,739 EUR	01/19/18	(465,510)
Canadian 10-Year Bond	504	CDE	68,882,827 CAD	03/20/18	(758,717)
Canadian Dollar Currency	974	CME	76,012,040 USD	03/20/18	1,810,560
Canola	68	ICE	703,130 CAD	03/14/18	(30,627)
Cattle Feeder	10	CME	722,071 USD	03/29/18	(8,696)
Cattle Feeder	66	CME	4,749,075 USD	04/26/18	(27,600)
Copper	158	LME	27,230,737 USD	01/15/18	1,284,313
Copper	99	LME	16,817,378 USD	02/19/18	1,088,010
Copper	292	COMEX	22,961,970 USD	03/27/18	1,131,680
Copper	83	LME	14,086,885 USD	03/19/18	951,678
Cotton No. 2	108	ICE	4,097,617 USD	03/07/18	148,403
Crude Palm Oil	121	MYX	7,603,817 MYR	03/15/18	(7,967)
DAX Index	232	Eurex	76,022,533 EUR	03/16/18	(1,373,268)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
E-mini Dow	112	CBOT	13,592,873 USD	03/16/18	$258,728
E-mini Russell 2000	216	CME	16,425,431 USD	03/16/18	168,769
Euro BUXL 30-Year Bond	19	Eurex	3,177,082 EUR	03/08/18	(76,480)
Euro FX Currency	67	CME	9,944,505 USD	03/19/18	168,727
Euro Stoxx 50	2,167	Eurex	77,339,604 EUR	03/16/18	(1,975,304)
Euro-BOBL	110	Eurex	14,558,525 EUR	03/08/18	(97,698)
Euro-BTP	536	Eurex	74,660,981 EUR	03/08/18	(2,027,675)
Euro-Bund	1,779	Eurex	289,689,349 EUR	03/08/18	(2,472,444)
Euro-Oat	607	Eurex	95,246,176 EUR	03/08/18	(1,262,141)
Euro-Schatz	725	Eurex	81,283,075 EUR	03/08/18	(121,425)
FTSE 100 Index	226	ICE	16,805,260 GBP	03/16/18	616,505
FTSE China A50 Index	441	SGX	5,883,147 USD	01/30/18	(43,205)
FTSE KLCI Index	3	MYX	267,669 MYR	01/30/18	20
FTSE/JSE TOP 40 Index	117	Safex	61,338,910 ZAR	03/15/18	70,695
FTSE/MIB Index	101	IDEM	11,364,196 EUR	03/16/18	(452,237)
Gasoline RBOB	156	NYMEX	11,221,794 USD	01/31/18	544,288
Gasoline RBOB	200	NYMEX	15,018,562 USD	02/28/18	213,158
Gold 100 Oz	115	COMEX	14,846,346 USD	04/26/18	264,654
Gold 100 Oz	172	COMEX	22,369,459 USD	02/26/18	150,501
Hang Seng China Enterprises Index	107	HKFE	62,441,481 HKD	01/30/18	40,193
Hang Seng Index	18	HKFE	26,688,823 HKD	01/30/18	33,839
Japan 10-Year Bond	57	OSE	8,597,661,110 JPY	03/13/18	(28,410)
Japanese Yen Currency	1,787	CME	198,216,184 USD	03/19/18	900,291
JPX-Nikkei Index 400	77	OSE	121,968,000 JPY	03/08/18	15,718
KOSPI 200 Index	88	KRX FM	7,083,858,741 KRW	03/08/18	85,415
Lead	175	LME	11,042,922 USD	01/15/18	(180,891)
Lead	149	LME	9,276,996 USD	02/19/18	(19,440)
Lead	22	LME	1,392,042 USD	03/19/18	(23,917)
Lean Hogs	84	CME	2,283,989 USD	02/14/18	127,651
Live Cattle	3	CME	149,819 USD	02/28/18	(3,959)
Live Cattle	22	CME	1,077,118 USD	04/30/18	222
Long Gilt	203	ICE	25,287,838 GBP	03/27/18	161,535
Low Sulphur Gasoil	151	ICE	8,686,524 USD	02/12/18	399,901
Low Sulphur Gasoil	200	ICE	11,333,409 USD	03/12/18	651,591
Mexican Peso Currency	8	CME	205,636 USD	03/19/18	(5,316)
MSCI EAFE Index	78	ICE	7,895,967 USD	03/16/18	81,483
MSCI Emerging Market	416	ICE	23,071,795 USD	03/16/18	1,133,165
MSCI Singapore Index	392	SGX	15,103,929 SGD	01/30/18	81,940
MSCI Taiwan Index	250	SGX	9,658,192 USD	01/30/18	166,808
Nasdaq 100 E-Mini	83	CME	10,664,781 USD	03/16/18	(26,256)
Natural Gas	3	NYMEX	87,729 USD	09/26/18	(3,369)
Natural Gas	136	NYMEX	3,587,915 USD	03/27/18	150,726
Natural Gas	455	NYMEX	12,324,629 USD	01/29/18	1,111,521
New Zealand Dollar Currency	58	CME	3,980,132 USD	03/19/18	130,328
Nickel	174	LME	12,413,790 USD	01/15/18	859,626
Nickel	34	LME	2,471,454 USD	06/18/18	144,846
Nickel	236	LME	16,327,889 USD	02/19/18	1,709,119
Nickel	142	LME	9,598,213 USD	03/19/18	1,273,307
Nikkei 225	34	SGX	382,534,779 JPY	03/08/18	38,165
Norwegian Krone Currency	209	CME	50,697,749 USD	03/19/18	473,811
NY Harbor ULSD	189	NYMEX	15,395,638 USD	01/31/18	1,020,939
NY Harbor ULSD	227	NYMEX	18,445,811 USD	02/28/18	1,039,779
OMXS30 Index	5,750	Nasdaq OMX	928,682,547 SEK	01/19/18	(2,863,405)
Palladium	23	NYMEX	2,266,025 USD	06/27/18	153,690
Palladium	52	NYMEX	5,088,436 USD	03/27/18	428,764
Platinum	64	NYMEX	2,905,652 USD	07/27/18	114,828
Platinum	45	NYMEX	2,032,857 USD	04/26/18	78,318
S&P 500 E-mini	382	CME	50,481,431 USD	03/16/18	630,169
S&P Mid 400 E-mini	58	CME	10,987,788 USD	03/16/18	46,132
S&P/TSX 60 Index	108	CDE	20,572,523 CAD	03/15/18	85,375
SET50 Index	335	TFEX	76,169,727 THB	03/29/18	(12,050)
SGX Nifty 50	305	SGX	6,431,992 USD	01/25/18	8,693

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Short-Term Euro-BTP	395	Eurex	44,860,714 EUR	03/08/18	$(251,866)
Silver	62	COMEX	5,274,208 USD	03/27/18	40,743
Soybean Meal	38	CBOT	1,224,111 USD	03/14/18	(20,271)
SPI 200	291	SFE	43,832,862 AUD	03/15/18	(29,152)
STOXX Europe 600 Banks	266	Eurex	5,151,157 EUR	03/16/18	(11,251)
STOXX Europe 600 Banks	1,652	Eurex	15,281,000 EUR	03/16/18	(257,680)
Swedish Krona Currency	117	CME	27,888,896 USD	03/19/18	850,984
Swiss Market Index	1,069	Eurex	99,083,262 CHF	03/16/18	2,410
TOPIX index	1,210	OSE	21,662,768,926 JPY	03/08/18	2,866,040
U.S. Treasury 10-Year Note	3,950	CBOT	491,787,185 USD	03/20/18	(1,802,029)
U.S. Treasury Long Bond	28	CBOT	4,278,632 USD	03/20/18	5,368
Ultra U.S. Treasury Bond	69	CBOT	11,473,427 USD	03/20/18	94,854
WTI Crude	287	NYMEX	15,190,517 USD	11/19/18	1,475,573
WTI Crude	2	NYMEX	98,276 USD	11/20/19	11,624
WTI Crude	2	NYMEX	99,956 USD	11/20/20	5,984
WTI Crude	303	NYMEX	17,380,908 USD	01/22/18	926,352
WTI Crude	252	NYMEX	14,649,660 USD	02/20/18	581,220
Zinc	33	LME	2,616,134 USD	06/18/18	110,904
Zinc	160	LME	12,909,306 USD	01/15/18	430,694
Zinc	104	LME	8,266,186 USD	02/19/18	387,914
Zinc	51	LME	4,104,582 USD	03/19/18	135,430

					$28,293,063

Short Futures
3 Month Euribor	2	ICE	500,973 EUR	03/19/18	$(752)
3 Month Euribor	2	ICE	501,186 EUR	06/18/18	(437)
3 Month Euribor	1	ICE	250,324 EUR	03/18/19	(106)
3 Month Euribor	3	ICE	751,610 EUR	09/17/18	(589)
3 Month Euribor	1	ICE	250,462 EUR	12/17/18	(166)
3 Month Euribor	1	ICE	250,212 EUR	06/17/19	14
3 Month Euribor	1	ICE	250,062 EUR	09/16/19	119
3-Month Euro Swiss Franc	43	ICE	10,819,738 CHF	09/17/18	(1,244)
90 Day Eurodollar	12	CME	2,938,181 USD	06/15/20	8,681
90 Day Eurodollar	9	CME	2,200,352 USD	03/15/21	4,239
90 Day Eurodollar	65	CME	16,001,055 USD	03/19/18	37,055
90 Day Eurodollar	10	CME	2,449,311 USD	12/16/19	7,561
90 Day Eurodollar	14	CME	3,431,682 USD	09/16/19	12,007
90 Day Eurodollar	64	CME	15,757,841 USD	06/18/18	65,842
90 Day Eurodollar	66	CME	16,224,535 USD	09/17/18	61,135
90 Day Eurodollar	12	CME	2,937,744 USD	03/16/20	7,944
90 Day Eurodollar	18	CME	4,403,903 USD	09/14/20	10,103
90 Day Eurodollar	11	CME	2,690,321 USD	12/14/20	5,909
90 Day Eurodollar	1	CME	244,016 USD	12/13/21	129
90 Day Eurodollar	7	CME	1,711,369 USD	09/13/21	3,719
90 Day Eurodollar	7	CME	1,712,044 USD	06/14/21	4,132
90 Day Eurodollar	454	CME	111,138,627 USD	03/18/19	141,302
90 Day Eurodollar	22	CME	5,400,713 USD	12/17/18	18,688
90 Day Eurodollar	18	CME	4,409,957 USD	06/17/19	11,657
90 Day Sterling	4	ICE	496,685 GBP	03/21/18	(696)
90 Day Sterling	2	ICE	248,074 GBP	06/20/18	(407)
90 Day Sterling	2	ICE	247,924 GBP	09/19/18	(373)
90 Day Sterling	280	ICE	34,699,670 GBP	12/19/18	(36,900)
90 Day Sterling	2	ICE	247,661 GBP	03/20/19	(323)
90 Day Sterling	2	ICE	247,511 GBP	06/19/19	(356)
90 Day Sterling	2	ICE	247,386 GBP	09/18/19	(356)
90 Day Sterling	2	ICE	247,236 GBP	12/18/19	(390)
90 Day Sterling	2	ICE	247,149 GBP	03/18/20	(373)
90 Day Sterling	2	ICE	247,061 GBP	06/17/20	(356)
90 Day Sterling	2	ICE	246,974 GBP	09/16/20	(373)
Aluminum	248	LME	13,146,382 USD	01/15/18	(854,768)
Aluminum	229	LME	11,854,838 USD	02/19/18	(1,122,306)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Aluminum	79	LME	4,027,287 USD	03/19/18	$(458,926)
Australian 10-Year Bond	884	SFE	114,402,008 AUD	03/15/18	176,647
Australian 3-Year Bond	176	SFE	19,605,997 AUD	03/15/18	41,323
Australian Dollar Currency	60	CME	4,536,123 USD	03/19/18	(150,477)
Bank Acceptance	125	CDE	30,648,791 CAD	12/17/18	67,405
British Pound Currency	1,077	CME	90,222,551 USD	03/19/18	(1,033,005)
CAC40 Index	15	Euronext	807,806 EUR	01/19/18	13,475
Canadian 10-Year Bond	2,430	CDE	331,320,342 CAD	03/20/18	3,027,002
Canadian Dollar Currency	1,622	CME	126,641,786 USD	03/20/18	(2,956,014)
Cocoa	155	ICE	2,241,323 GBP	03/14/18	142,337
Cocoa	391	ICE	7,416,488 USD	05/15/18	14,858
Cocoa	147	ICE	2,768,756 USD	03/14/18	(12,484)
Coffee	293	ICE	14,400,691 USD	05/18/18	276,259
Coffee	195	ICE	9,437,204 USD	03/19/18	208,829
Coffee Robusta	96	ICE	1,663,392 USD	03/29/18	14,112
Copper	158	LME	27,208,015 USD	01/15/18	(1,307,035)
Copper	99	LME	16,705,250 USD	02/19/18	(1,200,138)
Copper	17	LME	3,001,063 USD	03/19/18	(79,124)
Corn	871	CBOT	15,381,957 USD	03/14/18	106,794
Corn	123	CBOT	2,245,818 USD	05/14/18	37,968
Cotton No. 2	173	ICE	6,449,601 USD	05/08/18	(380,439)
DAX Index	45	Eurex	14,763,467 EUR	03/16/18	287,625
Dollar Index	50	ICE	4,671,430 USD	03/19/18	80,131
E-Mini Russell 2000	210	CME	16,004,515 USD	03/16/18	(128,735)
Euro BUXL 30-Year Bond	41	Eurex	6,873,200 EUR	03/08/18	185,904
Euro FX Currency	933	CME	138,261,988 USD	03/19/18	(2,568,531)
Euro Stoxx 50	8,616	Eurex	308,424,468 EUR	03/16/18	8,959,981
Euro-BOBL	309	Eurex	40,915,894 EUR	03/08/18	298,048
Euro-Bund	130	Eurex	21,206,608 EUR	03/08/18	225,822
Euro-Oat	44	Eurex	6,914,760 EUR	03/08/18	104,195
Euro-Schatz	735	Eurex	82,404,540 EUR	03/08/18	123,483
FTSE 100 Index	662	ICE	49,499,622 GBP	03/16/18	(1,436,476)
FTSE 250 Index	8	ICE	319,716 GBP	03/16/18	(14,424)
FTSE/MIB Index	2	IDEM	226,398 EUR	03/16/18	10,593
Hang Seng Index	176	HKFE	260,113,504 HKD	01/30/18	(438,879)
Japan 10-Year Bond	497	OSE	74,983,181,543 JPY	03/13/18	404,008
Japanese Yen Currency	891	CME	99,150,986 USD	03/19/18	(128,689)
KC HRW Wheat	166	CBOT	3,799,563 USD	05/14/18	139,263
KC HRW Wheat	195	CBOT	4,280,524 USD	03/14/18	114,836
Lead	175	LME	10,931,280 USD	01/15/18	69,249
Lead	149	LME	9,097,717 USD	02/19/18	(159,840)
Lead	118	LME	7,378,520 USD	03/19/18	40,395
Lean Hogs	389	CME	11,363,235 USD	04/13/18	(407,905)
Long Gilt	984	ICE	122,599,699 GBP	03/27/18	(753,034)
Mexican Peso Currency	183	CME	4,761,063 USD	03/19/18	178,743
MSCI Emerging Market	44	ICE	2,470,310 USD	03/16/18	(89,830)
Nasdaq 100 E-Mini	67	CME	8,546,650 USD	03/16/18	(41,075)
Natural Gas	336	NYMEX	9,204,520 USD	01/29/18	(717,560)
Natural Gas	209	NYMEX	6,329,894 USD	02/26/18	256,354
New Zealand Dollar Currency	1,817	CME	126,772,512 USD	03/19/18	(1,998,278)
Nickel	174	LME	12,339,153 USD	01/15/18	(934,263)
Nickel	236	LME	16,220,088 USD	02/19/18	(1,816,920)
Nickel	44	LME	3,226,627 USD	03/19/18	(142,013)
Platinum	94	NYMEX	4,340,688 USD	04/26/18	(69,322)
S&P 500	62	CME	41,134,961 USD	03/15/18	(343,039)
S&P 500 E-Mini	1,189	CME	158,148,069 USD	03/16/18	(940,131)
S&P/TSX 60 Index	722	CDE	137,630,144 CAD	03/15/18	(491,977)
Silver	37	COMEX	3,133,355 USD	05/29/18	(52,530)
Silver	230	COMEX	18,566,867 USD	03/27/18	(1,149,883)
Soybean	354	CBOT	17,107,328 USD	03/14/18	84,353
Soybean	25	CBOT	1,243,410 USD	05/14/18	27,160
Soybean Oil	29	CBOT	580,155 USD	03/14/18	1,431

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Soybean Oil	308	CBOT	6,165,007 USD	05/14/18	$(12,857)
SPI 200	554	SFE	83,489,274 AUD	03/15/18	87,602
Sugar 11	453	ICE	7,219,071 USD	02/28/18	(472,507)
Sugar 11	1,124	ICE	17,874,184 USD	04/30/18	(1,034,194)
Swiss Franc Currency	2,820	CME	358,531,029 USD	03/19/18	(5,495,721)
TOPIX Index	177	OSE	3,146,943,180 JPY	03/08/18	(613,684)
U.S. Treasury 10-Year Note	270	CBOT	33,611,695 USD	03/20/18	119,039
U.S. Treasury 2-Year Note	353	CBOT	75,697,414 USD	03/29/18	116,804
U.S. Treasury 5-Year Note	1,158	CBOT	135,074,228 USD	03/29/18	556,243
U.S. Treasury Long Bond	69	CBOT	10,569,537 USD	03/20/18	12,537
Ultra 10-Year U.S. Treasury Note	22	CBOT	2,924,010 USD	03/20/18	(14,365)
Wheat	281	CBOT	6,159,417 USD	05/14/18	(26,096)
Wheat	302	CBOT	6,624,837 USD	03/14/18	177,137
White Sugar	47	ICE	874,166 USD	02/13/18	(53,379)
WTI Crude	284	NYMEX	15,526,711 USD	02/20/18	(1,638,249)
Zinc	160	LME	12,908,889 USD	01/15/18	(431,111)
Zinc	104	LME	8,349,270 USD	02/19/18	(304,830)
Zinc	73	LME	5,855,058 USD	03/19/18	(213,980)

					$(17,545,039)

Total Futures Contracts Outstanding					$10,748,024

Forward Foreign Currency Exchange Contracts Outstanding at December 31, 2017

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	31,000	USD	23,268	Merrill Lynch International	03/21/18	$915
AUD	22,207	USD	16,938	Morgan Stanley Capital Services LLC	03/21/18	387
BRL	27,248,502	USD	8,340,882	Merrill Lynch International	01/03/18	(126,326)
BRL	12,411,303	USD	3,790,868	Morgan Stanley & Co. International plc	01/03/18	(49,256)
BRL	6,303,802	USD	1,900,854	Merrill Lynch International	02/02/18	(6,729)
CAD	657,530	USD	512,358	Merrill Lynch International	03/21/18	11,318
CAD	161,874	USD	126,286	Morgan Stanley Capital Services LLC	03/21/18	2,635
CAD	8,300,000	USD	6,455,801	Morgan Stanley & Co. International plc	02/07/18	150,727
CHF	14,300,725	USD	14,631,026	Morgan Stanley Capital Services LLC	03/21/18	125,722
CLP	4,425,219,058	USD	6,748,781	Merrill Lynch International	03/21/18	439,885
CNH	109,500,000	USD	15,726,968	State Street Bank and Trust Company	03/19/18	1,021,352
CZK	86,238,280	EUR	3,245,457	Morgan Stanley & Co. LLC	01/10/18	157,622
CZK	167,178,573	USD	7,782,565	Merrill Lynch International	03/21/18	107,282
EUR	24,239,961	CHF	28,200,000	Morgan Stanley & Co. International plc	02/07/18	134,797
EUR	600,000	CHF	699,833	State Street Bank and Trust Company	01/26/18	1,483
EUR	3,262,894	CZK	86,238,280	Morgan Stanley & Co. LLC	01/10/18	(136,692)
EUR	12,000,000	GBP	10,578,288	State Street Bank and Trust Company	01/26/18	124,431
EUR	6,708,329	USD	8,007,251	Morgan Stanley Capital Services LLC	03/21/18	78,767
EUR	3,118,000	USD	3,719,893	Merrill Lynch International	03/21/18	38,392
EUR	40,000,000	USD	47,710,643	State Street Bank and Trust Company	01/26/18	345,365
GBP	1,500,000	EUR	1,703,553	Morgan Stanley & Co. International plc	02/07/18	(20,615)
GBP	261,000	USD	352,713	Merrill Lynch International	03/21/18	557
GBP	5,867,368	USD	7,901,458	Morgan Stanley Capital Services LLC	03/21/18	40,289
HKD	604,029,660	USD	77,682,000	Morgan Stanley Capital Services LLC	11/13/18	47,733
HKD	20,000,000	USD	2,561,508	Morgan Stanley Capital Services LLC	03/21/18	2,401
HUF	1,190,098,055	USD	4,471,416	Merrill Lynch International	03/21/18	142,499
IDR	36,100,000,000	USD	2,645,852	State Street Bank and Trust Company	03/19/18	(2,669)
IDR	51,566,862,529	USD	3,765,379	Deutsche Bank AG	03/21/18	31,800
IDR	32,317,774,000	USD	2,382,438	Deutsche Bank AG	01/04/18	(627)
ILS	29,840,718	USD	8,510,474	Merrill Lynch International	03/21/18	95,341
INR	594,260,000	USD	9,127,436	State Street Bank and Trust Company	03/19/18	99,191
INR	1,852,861,664	USD	28,456,361	Merrill Lynch International	03/21/18	304,156
JPY	125,000,000	USD	1,109,927	Morgan Stanley Capital Services LLC	03/22/18	3,888
KRW	20,550,832,770	USD	18,830,909	Merrill Lynch International	03/21/18	409,922
MXN	600,000,000	EUR	26,305,256	Deutsche Bank AG	02/07/18	(1,303,133)
NOK	182,000,000	EUR	18,445,596	UBS AG	02/06/18	12,547

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	11,000,000	USD	1,330,672	State Street Bank and Trust Company	03/19/18	$12,144
NOK	11,424,462	USD	1,375,756	Merrill Lynch International	03/21/18	18,974
PHP	130,929,660	USD	2,599,940	Merrill Lynch International	03/21/18	15,812
PLN	28,514,054	USD	7,984,361	Merrill Lynch International	03/21/18	209,983
RUB	413,560,455	USD	6,897,625	Merrill Lynch International	03/21/18	209,398
SEK	23,349,978	USD	2,803,960	State Street Bank and Trust Company	03/19/18	55,656
SEK	25,444,104	USD	3,011,869	Merrill Lynch International	03/21/18	104,615
SEK	40,000,000	USD	4,749,508	Morgan Stanley & Co. International plc	02/09/18	137,345
SGD	19,229,114	USD	14,237,034	Merrill Lynch International	03/21/18	158,403
TRY	3,187,636	USD	813,257	Merrill Lynch International	03/21/18	8,486
TRY	6,900,000	USD	1,773,710	Deutsche Bank AG	02/07/18	27,148
TRY	15,227,769	USD	3,881,862	Morgan Stanley & Co. International plc	03/21/18	43,712
TWD	437,202,410	USD	14,669,690	Merrill Lynch International	03/21/18	91,057
UYU	107,180,227	USD	3,582,227	Citibank, N.A.	02/05/18	118,748
ZAR	41,367,229	USD	3,188,386	Merrill Lynch International	03/22/18	117,026
ZAR	54,192,243	USD	4,116,544	Morgan Stanley & Co. International plc	03/22/18	213,639
USD	12,168,840	AUD	16,000,000	Morgan Stanley & Co. International plc	02/07/18	(315,371)
USD	99,803	AUD	132,000	Merrill Lynch International	03/21/18	(3,171)
USD	2,483,073	BRL	8,202,336	Morgan Stanley & Co. International plc	01/09/18	11,990
USD	305,763	BRL	990,000	Morgan Stanley & Co. International plc	01/29/18	8,179
USD	8,238,398	BRL	27,248,502	Merrill Lynch International	01/03/18	23,843
USD	2,184,665	BRL	7,200,000	Morgan Stanley & Co. International plc	01/22/18	18,715
USD	324,775	BRL	1,077,039	Merrill Lynch International	02/02/18	1,153
USD	3,831,832	BRL	12,411,303	Morgan Stanley & Co. International plc	01/03/18	90,219
USD	16,351,129	CAD	21,000,000	Morgan Stanley & Co. International plc	02/07/18	(364,182)
USD	272,279	CAD	350,000	Deutsche Bank AG	02/09/18	(6,316)
USD	255,000	CAD	326,871	Merrill Lynch International	03/21/18	(5,329)
USD	1,685,262	CAD	2,163,000	State Street Bank and Trust Company	03/08/18	(37,019)
USD	19,468,991	CHF	19,073,986	Morgan Stanley Capital Services LLC	03/21/18	(213,981)
USD	930,663	CLP	597,039,611	Merrill Lynch International	03/21/18	(39,214)
USD	15,437,590	CNH	109,500,000	State Street Bank and Trust Company	03/19/18	(1,310,730)
USD	7,511,799	CNH	49,969,286	Morgan Stanley & Co. International plc	03/21/18	(130,291)
USD	1,100,000	COP	3,329,700,000	Morgan Stanley & Co. International plc	02/15/18	(11,358)
USD	485,527	COP	1,457,260,000	Morgan Stanley & Co. International plc	01/30/18	(1,541)
USD	474,459	COP	1,430,868,000	Deutsche Bank AG	02/09/18	(3,363)
USD	348,500	CZK	7,494,451	Merrill Lynch International	03/21/18	(5,195)
USD	19,326	EUR	17,437	Morgan Stanley Capital Services LLC	01/10/18	(1,604)
USD	12,994,210	EUR	11,000,000	Morgan Stanley & Co. International plc	02/07/18	(230,734)
USD	6,748,947	EUR	5,691,091	Morgan Stanley Capital Services LLC	03/21/18	(110,832)
USD	28,588,404	EUR	24,040,026	Deutsche Bank AG	03/21/18	(388,271)
USD	3,390,663	EUR	2,855,000	Merrill Lynch International	03/21/18	(50,615)
USD	1,451,561	EUR	1,215,000	State Street Bank and Trust Company	03/27/18	(13,632)
USD	1,194,708	EUR	1,000,000	State Street Bank and Trust Company	01/04/18	(5,205)
USD	31,520,456	EUR	26,495,571	State Street Bank and Trust Company	03/19/18	(411,664)
USD	381,760	GBP	284,000	Merrill Lynch International	03/21/18	(2,641)
USD	1,594,233	GBP	1,187,388	Morgan Stanley Capital Services LLC	03/21/18	(13,008)
USD	538,205	GBP	400,000	State Street Bank and Trust Company	01/04/18	(1,869)
USD	16,151,150	GBP	11,965,942	State Street Bank and Trust Company	03/19/18	(43,788)
USD	331,819	HKD	2,587,552	Merrill Lynch International	03/21/18	107
USD	13,077,971	HKD	102,000,000	Morgan Stanley & Co. International plc	02/09/18	12,830
USD	7,115,407	HKD	55,471,000	Morgan Stanley Capital Services LLC	03/21/18	4,277
USD	3,497,489	HKD	27,300,000	State Street Bank and Trust Company	03/19/18	(2,109)
USD	77,682,000	HKD	604,498,019	Morgan Stanley Capital Services LLC	11/13/18	(108,004)
USD	199,299	HUF	52,470,474	Merrill Lynch International	03/21/18	(4,124)
USD	2,384,301	IDR	32,317,774,000	Morgan Stanley & Co. International plc	01/04/18	2,490
USD	2,381,560	IDR	32,317,774,000	Deutsche Bank AG	01/11/18	1,106
USD	386,523	ILS	1,350,190	Merrill Lynch International	03/21/18	(2,860)
USD	1,488,647	INR	98,395,120	Morgan Stanley & Co. International plc	01/10/18	(51,604)
USD	1,359,670	INR	87,990,967	Merrill Lynch International	03/21/18	(6,144)
USD	2,284,119	INR	147,211,475	Morgan Stanley & Co. International plc	01/22/18	(20,603)
USD	3,539,428	INR	229,270,000	Morgan Stanley & Co. International plc	01/12/18	(48,749)
USD	6,393,230	INR	414,473,112	Morgan Stanley & Co. International plc	01/18/18	(98,205)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	557,660	JPY	63,000,000	Morgan Stanley & Co. International plc	02/07/18	$(2,372)
USD	26,651,031	JPY	3,000,000,000	State Street Bank and Trust Company	04/05/18	(104,464)
USD	38,940,544	JPY	4,357,836,311	Morgan Stanley Capital Services LLC	03/22/18	109,956
USD	1,201,170	JPY	135,535,567	Merrill Lynch International	03/22/18	(6,522)
USD	1,100,071	KRW	1,199,550,000	Morgan Stanley & Co. International plc	02/21/18	(21,334)
USD	2,977,362	KRW	3,253,024,460	Morgan Stanley & Co. International plc	02/20/18	(63,685)
USD	3,909,621	KRW	4,267,819,941	Barclays Bank plc	01/22/18	(92,981)
USD	5,701,573	KRW	6,201,974,361	Morgan Stanley Capital Services LLC	03/21/18	(118,956)
USD	4,424,078	KRW	4,818,219,443	Merrill Lynch International	03/21/18	(87,006)
USD	1,551,803	KRW	1,700,000,000	State Street Bank and Trust Company	03/19/18	(39,801)
USD	2,994,670	KRW	3,274,401,790	Morgan Stanley & Co. International plc	02/12/18	(65,912)
USD	8,740,841	MXN	168,000,000	Deutsche Bank AG	02/07/18	250,450
USD	20,340,050	MXN	386,908,423	State Street Bank and Trust Company	03/20/18	924,122
USD	123,077	MYR	500,000	State Street Bank and Trust Company	03/19/18	(161)
USD	1,219,991	NOK	10,134,175	Merrill Lynch International	03/21/18	(17,217)
USD	2,025,769	NZD	2,900,000	Morgan Stanley & Co. International plc	02/07/18	(28,567)
USD	806,450	PEN	2,612,496	Morgan Stanley & Co. International plc	01/11/18	1,052
USD	957,600	PHP	48,382,740	Morgan Stanley & Co. International plc	01/19/18	(10,945)
USD	3,638,098	PHP	184,316,975	Merrill Lynch International	03/21/18	(44,241)
USD	356,558	PLN	1,265,906	Merrill Lynch International	03/21/18	(7,237)
USD	251,936	RUB	14,927,938	Merrill Lynch International	03/21/18	(4,600)
USD	7,328,438	RUB	434,717,817	Morgan Stanley & Co. International plc	03/21/18	(133,021)
USD	202,090	SEK	1,700,000	Deutsche Bank AG	02/06/18	(5,564)
USD	175,146	SEK	1,465,129	Merrill Lynch International	03/21/18	(4,308)
USD	33,651,550	SEK	280,233,281	State Street Bank and Trust Company	03/19/18	(667,948)
USD	1,302,077	SGD	1,755,227	Merrill Lynch International	03/21/18	(11,933)
USD	4,224,544	SGD	5,700,000	Morgan Stanley & Co. International plc	02/06/18	(39,523)
USD	1,768,767	SGD	2,380,000	State Street Bank and Trust Company	03/19/18	(12,901)
USD	4,346,843	TRY	17,152,615	Merrill Lynch International	03/21/18	(74,939)
USD	3,860,802	TRY	15,227,769	Morgan Stanley & Co. International plc	03/21/18	(64,772)
USD	2,969,775	TWD	89,115,222	Morgan Stanley & Co. International plc	01/18/18	(27,159)
USD	2,958,387	TWD	88,553,390	Deutsche Bank AG	01/22/18	(20,331)
USD	979,353	TWD	29,088,816	Merrill Lynch International	03/21/18	(2,738)
USD	3,530,311	UYU	107,180,227	Citibank, N.A.	02/05/18	(170,664)
USD	1,029,752	ZAR	14,000,000	Deutsche Bank AG	02/06/18	(95,972)
USD	17,280,317	ZAR	227,501,949	Morgan Stanley & Co. International plc	03/22/18	(898,025)
USD	2,142,463	ZAR	28,000,000	Morgan Stanley & Co. International plc	02/07/18	(108,655)
USD	310,310	ZAR	4,300,328	Merrill Lynch International	03/22/18	(33,303)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(1,863,091)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)—Outstanding at December 31, 2017

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Korea	(1.00)%	3M	12/20/22	Credit Suisse Securities (USA) LLC	1,182,264 USD	$(26,082)	$(23,578)	$(2,504)
Republic of Korea	(1.00)%	3M	12/20/21	Credit Suisse Securities (USA) LLC	8,195,477 USD	(171,351)	(237,533)	66,182
Republic of South Africa	(1.00)%	3M	06/20/22	Credit Suisse Securities (USA) LLC	6,191,000 USD	105,241	321,382	(216,141)
Republic of South Africa	(1.00)%	3M	12/20/22	Credit Suisse Securities (USA) LLC	3,125,000 USD	83,609	107,508	(23,899)
Republic of South Africa	(1.00)%	3M	12/20/21	Credit Suisse Securities (USA) LLC	11,030,000 USD	95,398	519,200	(423,802)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Turkey	(1.00)%	3M	12/20/21	Credit Suisse Securities (USA) LLC	1,713,000 USD	$20,039	$104,759	$(84,720)
Republic of Turkey	(1.00)%	3M	06/20/22	Credit Suisse Securities (USA) LLC	1,521,000 USD	30,857	81,500	(50,643)
Republic of Turkey	(1.00)%	3M	06/20/21	Credit Suisse Securities (USA) LLC	4,143,000 USD	20,516	271,473	(250,957)
Republic of Turkey	(1.00)%	3M	09/20/20	Credit Suisse Securities (USA) LLC	4,178,000 USD	(9,367)	333,473	(342,840)
Republic of Turkey	(1.00)%	3M	12/20/20	Credit Suisse Securities (USA) LLC	7,217,000 USD	(2,692)	508,322	(511,014)
United Mexican States	(1.00)%	3M	12/20/21	Credit Suisse Securities (USA) LLC	7,595,000 USD	(56,363)	215,046	(271,409)
United Mexican States	(1.00)%	3M	12/20/22	Credit Suisse Securities (USA) LLC	25,000 USD	(255)	180	(435)

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$89,550	$2,201,732	$(2,112,182)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection) — Outstanding at December 31, 2017

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Korea	1.00%	3M	12/20/22	Credit Suisse Securities (USA) LLC	BB	3,981,000 USD	$(120,413)	$(180,023)	$59,610
Russian Federation	1.00%	3M	12/20/21	Credit Suisse Securities (USA) LLC	BB	1,814,000 USD	6,672	(67,363)	74,035
Russian Federation	1.00%	3M	09/20/20	Credit Suisse Securities (USA) LLC	BB	6,551,141 USD	74,925	(750,763)	825,688
Russian Federation	1.00%	3M	06/20/21	Credit Suisse Securities (USA) LLC	BB	6,915,000 USD	54,995	(506,582)	561,577

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Sell Protection)							$16,179	$(1,504,731)	$1,520,910

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2017

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.25	1.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	78,850,000 USD	$691,399	$(4,922,898)	$5,614,297
CDX.EM.26	1.00%	3M	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	17,460,000 USD	66,709	(1,052,838)	1,119,547
CDX.EM.27	1.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	99,910,000 USD	(171,523)	(4,405,663)	4,234,140

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.25	5.00%	3M	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	27,887,500 USD	$1,858,507	$255,018	$1,603,489
CDX.NA.HY.26	5.00%	3M	06/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	47,040,000 USD	3,862,407	1,275,352	2,587,055
CDX.NA.HY.27	5.00%	3M	12/20/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	51,940,000 USD	4,460,555	3,464,663	995,892
CDX.NA.HY.28	5.00%	3M	06/20/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	NR	101,970,000 USD	8,963,775	7,618,522	1,345,253

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$19,731,829	$2,232,156	$17,499,673

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at December 31, 2017

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	(1.00)%	3M	06/20/22	Morgan Stanley Capital Services LLC	9,000,000 USD	$152,526	$520,876	$(368,350)
Republic of South Africa	(1.00)%	3M	06/20/22	Morgan Stanley Capital Services LLC	300,000 USD	5,084	17,362	(12,278)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$157,610	$538,238	$(380,628)

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at December 31, 2017

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.6	(0.50)%	M	05/11/63	J.P. Morgan Securities LLC	87,035,678 USD	$(564,246)	$1,644,074	$(2,208,320)
CMBX.NA.AAA.8	(0.50)%	M	10/17/57	J.P. Morgan Securities LLC	59,801,014 USD	(259,656)	2,371,495	(2,631,151)
CMBX.NA.AAA.8	(0.50)%	M	10/17/57	Deutsche Bank AG	948,891 USD	(4,120)	48,904	(53,024)

Total OTC Credit Default Swaps on Index (Buy Protection)						$(828,022)	$4,064,473	$(4,892,495)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at December 31, 2017

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	M	10/17/57	Credit Suisse International	A	6,248,000 USD	$(269,668)	$(844,810)	$575,142
CMBX.NA.A.8	2.00%	M	10/17/57	Morgan Stanley Capital Services LLC	A	2,800,000 USD	(120,850)	(188,750)	67,900
CMBX.NA.A.9	2.00%	M	09/17/58	Morgan Stanley Capital Services LLC	A	5,000,000 USD	(179,835)	(417,706)	237,871
CMBX.NA.A.9	2.00%	M	09/17/58	Credit Suisse International	A	8,000,000 USD	(287,737)	(428,804)	141,067
CMBX.NA.A.9	2.00%	M	09/17/58	Credit Suisse International	A	6,000,000 USD	(215,803)	(184,803)	(31,000)
CMBX.NA.A.9	2.00%	M	09/17/58	Credit Suisse International	A	2,375,000 USD	(85,422)	(72,637)	(12,785)
CMBX.NA.A.9	2.00%	M	09/17/58	Credit Suisse International	A	2,375,000 USD	(85,422)	(78,172)	(7,250)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AA.7	1.50%	M	01/17/47	Morgan Stanley Capital Services LLC	AA	13,000,000 USD	$(52,248)	$(344,782)	$292,534
CMBX.NA.AA.9	1.50%	M	09/17/58	Morgan Stanley Capital Services LLC	AA	2,375,000 USD	(27,922)	2,275	(30,197)
CMBX.NA.AA.9	1.50%	M	09/17/58	Morgan Stanley Capital Services LLC	AA	2,375,000 USD	(27,922)	(5,099)	(22,823)
CMBX.NA.AA.9	1.50%	M	09/17/58	Credit Suisse International	AA	5,700,000 USD	(67,014)	(41,868)	(25,146)
CMBX.NA.AAA.10	0.50%	M	11/17/59	Credit Suisse International	AAA	11,000,000 USD	(22,596)	(312,871)	290,275
CMBX.NA.AAA.10	0.50%	M	11/17/59	Credit Suisse International	AAA	6,000,000 USD	(12,325)	(171,018)	158,693
CMBX.NA.AAA.8	0.50%	M	10/17/57	Credit Suisse International	AAA	13,700,000 USD	59,485	(738,194)	797,679
CMBX.NA.AAA.9	0.50%	M	09/17/58	Morgan Stanley Capital Services LLC	AAA	10,500,000 USD	19,139	(699,173)	718,312
CMBX.NA.AJ.4	0.96%	M	02/17/51	J.P. Morgan Securities LLC	A	5,914,876 USD	(953,312)	(824,179)	(129,133)
CMBX.NA.AJ.4	0.96%	M	02/17/51	Credit Suisse International	A	610,091 USD	(98,329)	(119,698)	21,369
CMBX.NA.AJ.4	0.96%	M	02/17/51	Goldman Sachs International	A	9,395,693 USD	(1,514,321)	(1,293,441)	(220,880)
CMBX.NA.AJ.4	0.96%	M	02/17/51	Merrill Lynch Capital Services, Inc.	A	13,813,958 USD	(2,226,422)	(1,902,211)	(324,211)
CMBX.NA.AJ.4	0.96%	M	02/17/51	Morgan Stanley Capital Services LLC	A	9,804,158 USD	(1,580,155)	(2,335,036)	754,881
CMBX.NA.BBB-.10	3.00%	M	11/17/59	Credit Suisse International	BBB	12,961,000 USD	(1,307,884)	(1,295,382)	(12,502)
CMBX.NA.BBB-.10	3.00%	M	11/17/59	Morgan Stanley Capital Services LLC	BBB	8,015,000 USD	(808,787)	(842,208)	33,421
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Credit Suisse International	BBB	7,500,000 USD	(875,890)	(798,729)	(77,161)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Morgan Stanley Capital Services LLC	BBB	1,400,000 USD	(163,499)	(159,400)	(4,099)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Credit Suisse International	BBB	1,400,000 USD	(163,499)	(140,895)	(22,604)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Morgan Stanley Capital Services LLC	BBB	1,400,000 USD	(163,499)	(120,207)	(43,292)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Credit Suisse International	BBB	1,400,000 USD	(163,499)	(108,099)	(55,400)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Credit Suisse International	BBB	1,400,000 USD	(163,499)	(107,164)	(56,335)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Credit Suisse International	BBB	4,500,000 USD	(525,534)	(399,957)	(125,577)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Morgan Stanley Capital Services LLC	BBB	3,500,000 USD	(408,749)	(319,626)	(89,123)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Credit Suisse International	BBB	3,750,000 USD	(437,945)	(344,505)	(93,440)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Credit Suisse International	BBB	2,250,000 USD	(262,767)	(205,523)	(57,244)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Morgan Stanley Capital Services LLC	BBB	2,875,000 USD	$(335,758)	$(287,192)	$(48,566)
CMBX.NA.BBB-.7	3.00%	M	01/17/47	Morgan Stanley Capital Services LLC	BBB	1,900,000 USD	(221,892)	(193,346)	(28,546)
CMBX.NA.BBB-.8	3.00%	M	10/17/57	Credit Suisse International	BBB	13,006,000 USD	(1,986,596)	(1,532,753)	(453,843)

Total OTC Credit Default Swaps on Index (Sell Protection)							$(15,737,976)	$(17,855,963)	$2,117,987

(1)	Using the higher of S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event takes place as defined under the terms of the agreement.

OTC Cross Currency Swaps — Outstanding at December 31, 2017

Notional Amount	Fund Pays	Notional Amount	Fund Receives	Pay/Receive Payment Frequency	Maturity Date	Counterparty	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3,842,224 USD	3-Month USD LIBOR	14,523,605 TRY	11.58%	3M/1Y	03/21/23	Bank of America, N.A.	$4,957	$—	$4,957
3,7333,960 USD	3-Month USD LIBOR	14,095,700 TRY	11.50%	3M/1Y	03/21/23	Morgan Stanley & Co. International plc	(5,857)	—	(5,857)
3,833,013 USD	3-Month USD LIBOR	14,504,120 TRY	11.50%	3M/1Y	03/21/23	Bank of America, N.A.	(5,914)		(5,914)

Total OTC Cross Currency Swaps							$(6,814)	$—	$(6,814)

OTC Total Return Swaps Outstanding at December 31, 2017

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Buys
1-800-Flowers.com, Inc.	04/23/18	M	1.72%	Morgan Stanley Capital Services LLC	57,523 USD	$(2,322)
8X8, Inc.	04/24/18	M	1.72%	Morgan Stanley Capital Services LLC	119,949 USD	(2,257)
A10 Networks, Inc.	04/25/18	M	1.72%	Morgan Stanley Capital Services LLC	158,948 USD	(1,853)
AAC Holdings, Inc.	04/26/18	M	1.72%	Morgan Stanley Capital Services LLC	328,285 USD	22,409
Aalberts Industries N.V.	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	317,057 EUR	(135)
AAR Corp.	04/27/18	M	1.72%	Morgan Stanley Capital Services LLC	206,159 USD	(14,777)
Aaron’s, Inc.	04/28/18	M	1.72%	Morgan Stanley Capital Services LLC	150,701 USD	11,050
Abaxis, Inc.	04/29/18	M	1.72%	Morgan Stanley Capital Services LLC	1,040,793 USD	25,818
Abbott Laboratories	04/30/18	M	1.72%	Morgan Stanley Capital Services LLC	540,756 USD	8,828
AbbVie, Inc.	05/01/18	M	1.72%	Morgan Stanley Capital Services LLC	518,645 USD	(4,245)
Abercrombie & Fitch Co.	05/02/18	M	1.72%	Morgan Stanley Capital Services LLC	751,815 USD	30,757
Abertis Infraestructuras SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,382,754 EUR	12,070
Abertis Infraestructuras SA	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	10,381,428 EUR	37,042
ABIOMED, Inc.	05/03/18	M	1.72%	Morgan Stanley Capital Services LLC	731,628 USD	(8,413)
ABM Industries, Inc.	05/04/18	M	1.72%	Morgan Stanley Capital Services LLC	40,947 USD	395
ABN AMRO Group NV	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	2,673,500 EUR	19,798
ABN AMRO Group NV	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	572,744 EUR	4,241
Acadia Healthcare Co., Inc.	05/05/18	M	1.72%	Morgan Stanley Capital Services LLC	893,856 USD	23,993
Access National Corp.	05/06/18	M	1.72%	Morgan Stanley Capital Services LLC	70,792 USD	(3,642)
Accor SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,338,580 EUR	32,000
Aceto Corp.	05/07/18	M	1.72%	Morgan Stanley Capital Services LLC	755,858 USD	(22,242)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ACI Worldwide, Inc.	05/08/18	M	1.72%	Morgan Stanley Capital Services LLC	31,679 USD	$(236)
Aconex Ltd.	04/22/19	M	2.17%	Credit Suisse Securities (Europe) Limited	2,002,752 AUD	(1,837)
Actua Corp.	05/09/18	M	1.72%	Morgan Stanley Capital Services LLC	249,460 USD	—
Acushnet Holdings Corp.	05/10/18	M	1.72%	Morgan Stanley Capital Services LLC	102,098 USD	3,197
Addus Homecare Corp.	05/11/18	M	1.72%	Morgan Stanley Capital Services LLC	175,487 USD	10,972
Adidas AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	435,104 EUR	(15,457)
ADP LLC	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,809,064 EUR	14,463
Adtalem Global Education, Inc.	05/12/18	M	1.72%	Morgan Stanley Capital Services LLC	72,997 USD	(3,783)
Adtran, Inc.	05/13/18	M	1.72%	Morgan Stanley Capital Services LLC	440,979 USD	(51,367)
Advanced Accelerator Applications SA	04/22/19	M	1.78%	Deutsche Bank AG	5,380,935 USD	2,801
Advanced Disposal Services, Inc.	05/14/18	M	1.72%	Morgan Stanley Capital Services LLC	60,907 USD	2,462
Advanced Energy Industries	05/15/18	M	1.72%	Morgan Stanley Capital Services LLC	67,933 USD	(3,017)
Aegion Corp.	05/16/18	M	1.72%	Morgan Stanley Capital Services LLC	62,724 USD	(319)
Aerohive Networks, Inc.	05/17/18	M	1.72%	Morgan Stanley Capital Services LLC	227,057 USD	(4,205)
AES Corp.	05/18/18	M	1.72%	Morgan Stanley Capital Services LLC	124,506 USD	688
Aetna, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	5,660,993 USD	(4,685)
Aetna, Inc.	05/19/18	M	1.72%	Morgan Stanley Capital Services LLC	897,865 USD	2,462
AG Mortgage Investment Trust	05/20/18	M	1.72%	Morgan Stanley Capital Services LLC	346,958 USD	(9,189)
Agilent Technologies, Inc.	05/21/18	M	1.72%	Morgan Stanley Capital Services LLC	183,529 USD	(1,437)
Agilysys, Inc.	05/22/18	M	1.72%	Morgan Stanley Capital Services LLC	107,303 USD	(271)
AGNC Investment Corp.	05/23/18	M	1.72%	Morgan Stanley Capital Services LLC	159,160 USD	(3,395)
Agree Realty Corp.	05/24/18	M	1.72%	Morgan Stanley Capital Services LLC	252,794 USD	1,371
Air France KLM	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	70,116 EUR	1,578
Air Lease Corp.	05/25/18	M	1.72%	Morgan Stanley Capital Services LLC	504,032 USD	18,899
Air Products & Chemicals, Inc.	05/26/18	M	1.72%	Morgan Stanley Capital Services LLC	170,604 USD	532
Aircastle Ltd.	05/27/18	M	1.72%	Morgan Stanley Capital Services LLC	1,092,582 USD	(6,818)
Aixtron SE	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	200,185 EUR	(18,565)
Akorn, Inc.	05/28/18	M	1.72%	Morgan Stanley Capital Services LLC	575,414 USD	(528)
Akorn, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	4,539,821 USD	(66,652)
Akzo Nobel	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	4,215,223 EUR	(95,145)
Akzo Nobel	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	7,674,414 EUR	(173,225)
Alamo Group, Inc.	05/29/18	M	1.72%	Morgan Stanley Capital Services LLC	212,678 USD	421
Albany International Corp.	05/30/18	M	1.72%	Morgan Stanley Capital Services LLC	142,998 USD	(1,724)
ALD SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	422,634 EUR	(24,364)
Aldermore Group PLC	04/22/19	M	0.84%	Deutsche Bank AG	1,291,649 GBP	(659)
Alexander & Badlwin, Inc.	05/31/18	M	1.72%	Morgan Stanley Capital Services LLC	108,192 USD	(3,473)
Alexander’s, Inc.	06/01/18	M	1.72%	Morgan Stanley Capital Services LLC	316,429 USD	(937)
Alexandria Real Estate Equity	06/02/18	M	1.72%	Morgan Stanley Capital Services LLC	84,034 USD	197
Alfa Laval AB	04/22/19	M	0.25%	Credit Suisse Securities (Europe) Limited	1,838,773 SEK	1,748
Alkermes PLC	06/03/18	M	1.72%	Morgan Stanley Capital Services LLC	49,379 USD	1,192
Allegiance Bancshares, Inc.	06/04/18	M	1.72%	Morgan Stanley Capital Services LLC	95,272 USD	(4,347)
Allegiant Travel Co.	06/05/18	M	1.72%	Morgan Stanley Capital Services LLC	262,991 USD	5,964
Allegion PLC	06/06/18	M	1.72%	Morgan Stanley Capital Services LLC	117,267 USD	163
Allergan PLC	06/07/18	M	1.72%	Morgan Stanley Capital Services LLC	521,684 USD	(13,114)
Allete, Inc.	06/08/18	M	1.72%	Morgan Stanley Capital Services LLC	708,894 USD	(3,366)
Alliant Energy Corp.	06/09/18	M	1.72%	Morgan Stanley Capital Services LLC	1,504,875 USD	(5,046)
Allianz SE REG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	296,316 EUR	(10,189)
Allied Motion Technologies, Inc.	06/10/18	M	1.72%	Morgan Stanley Capital Services LLC	87,184 USD	(654)
Allscripts Healthcare Solutions, Inc.	06/11/18	M	1.72%	Morgan Stanley Capital Services LLC	681,415 USD	(3,865)
Almost Family, Inc.	06/12/18	M	1.72%	Morgan Stanley Capital Services LLC	606,398 USD	(11,939)
Alpha & Omega Semiconductor	06/13/18	M	1.72%	Morgan Stanley Capital Services LLC	280,227 USD	(13,445)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Alstom	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	186,768 EUR	$7,842
Altice NV	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	654,100 EUR	57,186
Altisource Residential Corp.	06/14/18	M	1.72%	Morgan Stanley Capital Services LLC	17,254 USD	1,248
Amadeus IT	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	171,766 EUR	34
AMAG Pharmaceuticals, Inc.	06/15/18	M	1.72%	Morgan Stanley Capital Services LLC	31,732 USD	(2,635)
Amber Road, Inc.	06/16/18	M	1.72%	Morgan Stanley Capital Services LLC	66,658 USD	(451)
Ambu A/S	04/22/19	M	0.10%	Credit Suisse Securities (Europe) Limited	562,732 DKK	5,815
AMC Entertainment Holdings	06/17/18	M	1.72%	Morgan Stanley Capital Services LLC	160,615 USD	1,756
Amdocs Ltd.	06/18/18	M	1.72%	Morgan Stanley Capital Services LLC	421,015 USD	(633)
Amedisys, Inc.	06/19/18	M	1.72%	Morgan Stanley Capital Services LLC	424,901 USD	(16,451)
Ameresco, Inc.	06/21/18	M	1.72%	Morgan Stanley Capital Services LLC	63,049 USD	(725)
America’s Car Mart, Inc.	06/22/18	M	1.72%	Morgan Stanley Capital Services LLC	360,242 USD	(3,979)
American Assets Trust, Inc.	06/23/18	M	1.72%	Morgan Stanley Capital Services LLC	257,208 USD	108
American Campus Communities	06/24/18	M	1.72%	Morgan Stanley Capital Services LLC	130,281 USD	687
American Eagle Outfitters	06/25/18	M	1.72%	Morgan Stanley Capital Services LLC	523,841 USD	41,174
American Electric Power	06/26/18	M	1.72%	Morgan Stanley Capital Services LLC	1,595,918 USD	2,390
American Financial Group, Inc.	06/27/18	M	1.72%	Morgan Stanley Capital Services LLC	34,742 USD	99
American Homes 4 Rent	06/28/18	M	1.72%	Morgan Stanley Capital Services LLC	44,611 USD	(822)
American National Bankshares,Inc.	06/20/18	M	1.72%	Morgan Stanley Capital Services LLC	12,157 USD	(399)
American National Insurance	06/29/18	M	1.72%	Morgan Stanley Capital Services LLC	128,202 USD	6,204
American Outdoor Brands Corp.	06/30/18	M	1.72%	Morgan Stanley Capital Services LLC	68,470 USD	(2,229)
American Public Education	07/01/18	M	1.72%	Morgan Stanley Capital Services LLC	45,496 USD	(1,408)
American Railcar Industries	07/02/18	M	1.72%	Morgan Stanley Capital Services LLC	613,670 USD	24,422
American Renal Associates Holdings, Inc.	07/03/18	M	1.72%	Morgan Stanley Capital Services LLC	195,215 USD	16,108
American Software, Inc.	07/04/18	M	1.72%	Morgan Stanley Capital Services LLC	202,499 USD	(1,230)
American States Water Co.	07/05/18	M	1.72%	Morgan Stanley Capital Services LLC	23,626 USD	117
American Vanguard Corp.	07/06/18	M	1.72%	Morgan Stanley Capital Services LLC	47,119 USD	2,262
American Water Works Co., Inc.	07/07/18	M	1.72%	Morgan Stanley Capital Services LLC	310,087 USD	704
Ameris Bancorp	07/08/18	M	1.72%	Morgan Stanley Capital Services LLC	17,002 USD	(35)
AmerisourceBergen Corp.	07/09/18	M	1.72%	Morgan Stanley Capital Services LLC	744,958 USD	(8,470)
AMG Advanced Metallurgical Grouyp N.V.	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	310,406 EUR	29,642
Amgen, Inc.	07/10/18	M	1.72%	Morgan Stanley Capital Services LLC	563,035 USD	(9,686)
Amkor Technology, Inc.	07/11/18	M	1.72%	Morgan Stanley Capital Services LLC	287,982 USD	(12,963)
AMN Healthcare Services, Inc.	07/12/18	M	1.72%	Morgan Stanley Capital Services LLC	1,184,397 USD	5,680
Ampco Pittsburgh Corp.	07/13/18	M	1.72%	Morgan Stanley Capital Services LLC	76,592 USD	(2,564)
Amphastar Pharmaceuticals, Inc.	07/14/18	M	1.72%	Morgan Stanley Capital Services LLC	50,696 USD	(1,133)
AMS AG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	365,310 CHF	(2,735)
Amundi SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	336,137 EUR	(1,422)
Analogic Corp.	07/15/18	M	1.72%	Morgan Stanley Capital Services LLC	1,043,386 USD	(15,523)
Andersons, Inc.	07/16/18	M	1.72%	Morgan Stanley Capital Services LLC	667,660 USD	(14,756)
AngioDynamics, Inc.	07/17/18	M	1.72%	Morgan Stanley Capital Services LLC	636,602 USD	(21,675)
Anheuser-Busch InBev SA/NV	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	945,795 EUR	(15,716)
ANI Pharmaceuticals, Inc.	07/18/18	M	1.72%	Morgan Stanley Capital Services LLC	291,920 USD	(3,120)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Anika Therapeutics, Inc.	07/19/18	M	1.72%	Morgan Stanley Capital Services LLC	595,442 USD	$5,331
Anixter International, Inc.	07/20/18	M	1.72%	Morgan Stanley Capital Services LLC	376,223 USD	28,705
Annaly Capital Managerment, Inc.	07/21/18	M	1.72%	Morgan Stanley Capital Services LLC	72,999 USD	(2,087)
Ansys, Inc.	07/22/18	M	1.72%	Morgan Stanley Capital Services LLC	29,619 USD	194
Antero Resources Corp.	07/23/18	M	1.72%	Morgan Stanley Capital Services LLC	129,180 USD	9,881
Anthem, Inc.	07/24/18	M	1.72%	Morgan Stanley Capital Services LLC	994,427 USD	(5,283)
Anworth Mortgage Asset Corp.	07/25/18	M	1.72%	Morgan Stanley Capital Services LLC	3,379 USD	(131)
Apartment Investment & Management Co.	07/26/18	M	1.72%	Morgan Stanley Capital Services LLC	313,007 USD	918
Apogee Enterprises, Inc.	07/27/18	M	1.72%	Morgan Stanley Capital Services LLC	204,754 USD	(3,131)
Apollo Commercial Real Estate Finance, Inc.	07/28/18	M	1.72%	Morgan Stanley Capital Services LLC	426,291 USD	(8,159)
AppFolio, Inc.	07/29/18	M	1.72%	Morgan Stanley Capital Services LLC	188,296 USD	(3,123)
Apple Hospitality REIT, Inc.	07/30/18	M	1.72%	Morgan Stanley Capital Services LLC	258,209 USD	(3,122)
Apple, Inc.	07/31/18	M	1.72%	Morgan Stanley Capital Services LLC	165,453 USD	(962)
Applied Industrial Technologies, Inc	08/01/18	M	1.72%	Morgan Stanley Capital Services LLC	860,343 USD	45,319
AptarGroup, Inc.	08/02/18	M	1.72%	Morgan Stanley Capital Services LLC	592,802 USD	(2,820)
Aqua America, Inc.	08/03/18	M	1.72%	Morgan Stanley Capital Services LLC	444,007 USD	8,550
ARC Document Solutions, Inc.	08/04/18	M	1.72%	Morgan Stanley Capital Services LLC	111,309 USD	(8,501)
Arcadis NV	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	80,464 EUR	4,259
Archer Daniels Midland Co.	08/05/18	M	1.72%	Morgan Stanley Capital Services LLC	92,143 USD	322
Archrock, Inc.	08/06/18	M	1.72%	Morgan Stanley Capital Services LLC	545,816 USD	18,821
Ardmore Shipping Corp.	08/07/18	M	1.72%	Morgan Stanley Capital Services LLC	413,494 USD	(1,966)
Ares Commercial Real Estate Corp.	08/08/18	M	1.72%	Morgan Stanley Capital Services LLC	107,922 USD	(3,664)
Argan, Inc.	08/09/18	M	1.72%	Morgan Stanley Capital Services LLC	4,585 USD	186
Armada Hoffler Properties, Inc.	08/10/18	M	1.72%	Morgan Stanley Capital Services LLC	8,274 USD	(90)
Armor Residential REIT, Inc.	08/11/18	M	1.72%	Morgan Stanley Capital Services LLC	90,809 USD	(1,664)
Armstrong Flooring, Inc.	08/12/18	M	1.72%	Morgan Stanley Capital Services LLC	441,083 USD	14,183
Aroundtown SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	318,159 EUR	8,965
Arris International PLC	08/13/18	M	1.72%	Morgan Stanley Capital Services LLC	29,208 USD	(152)
Arrow Electronics, Inc.	08/14/18	M	1.72%	Morgan Stanley Capital Services LLC	630,947 USD	11,770
Arrow Financial Corp.	08/15/18	M	1.72%	Morgan Stanley Capital Services LLC	22,037 USD	(1,226)
Artesian Resources Corp.	08/16/18	M	1.72%	Morgan Stanley Capital Services LLC	186,296 USD	(3,329)
Artisan Partners Asset Management, Inc.	08/17/18	M	1.72%	Morgan Stanley Capital Services LLC	25,381 USD	97
Ashland Global Holdings, Inc.	08/18/18	M	1.72%	Morgan Stanley Capital Services LLC	548,018 USD	4,138
Ashtead Group PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	147,524 GBP	10,306
ASM International NV	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	75,026 EUR	1,017
ASML Holding NV	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	333,121 EUR	(1,918)
Aspen Technology, Inc.	08/19/18	M	1.72%	Morgan Stanley Capital Services LLC	1,030,094 USD	(8,429)
ASR Nederland NV	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	274,760 EUR	(4,829)
Associated Capital Group	08/20/18	M	1.72%	Morgan Stanley Capital Services LLC	44,372 USD	(2,225)
Assured Guaranty Ltd.	08/21/18	M	1.72%	Morgan Stanley Capital Services LLC	32,208 USD	(607)
Astazenica PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	718,386 GBP	47,692
Astec Industries, Inc.	08/22/18	M	1.72%	Morgan Stanley Capital Services LLC	21,067 USD	403
ASTM SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	293,943 EUR	(3,906)
AT&T, Inc.	08/23/18	M	1.72%	Morgan Stanley Capital Services LLC	373,433 USD	710
athenahealth, Inc.	08/24/18	M	1.72%	Morgan Stanley Capital Services LLC	282,389 USD	(5,666)
Atlas Air Worldwide Holdings	08/25/18	M	1.72%	Morgan Stanley Capital Services LLC	228,071 USD	4,359
Atmos Energy Corp.	08/26/18	M	1.72%	Morgan Stanley Capital Services LLC	684,910 USD	(1,483)
ATN Internatinal, Inc.	08/27/18	M	1.72%	Morgan Stanley Capital Services LLC	192,449 USD	(1,028)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Atos SE	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	15,432,000 EUR	$(1,043,869)
Atos SE	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,067,813 EUR	(112,706)
Atricure, Inc.	08/28/18	M	1.72%	Morgan Stanley Capital Services LLC	554,138 USD	(2,743)
Austria Technologie & Systemtechnik AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	93,788 EUR	2,367
AV Homes, Inc.	08/29/18	M	1.72%	Morgan Stanley Capital Services LLC	152,441 USD	3,752
Avalonbay Communities, Inc.	08/30/18	M	1.72%	Morgan Stanley Capital Services LLC	421,154 USD	785
AVANGRID, Inc.	08/31/18	M	1.72%	Morgan Stanley Capital Services LLC	1,152,902 USD	(23,299)
Aveva Group PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	71,738 GBP	1,623
Avid Technology, Inc.	09/01/18	M	1.72%	Morgan Stanley Capital Services LLC	515,481 USD	(47,505)
Avista Corp.	09/02/18	M	1.72%	Morgan Stanley Capital Services LLC	104,706 USD	(78)
Avista Corp.	04/22/19	M	1.78%	Deutsche Bank AG	7,638,776 USD	(99,147)
Aviva PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	3,265,076 GBP	36,177
Avnet, Inc.	09/03/18	M	1.72%	Morgan Stanley Capital Services LLC	1,227,492 USD	15,942
AVX Corp.	09/04/18	M	1.72%	Morgan Stanley Capital Services LLC	550,327 USD	(7,367)
AXA SA	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	10,110,000 EUR	(259,167)
AXA SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,683,388 EUR	(94,437)
Axcelis Technologies, Inc.	09/05/18	M	1.72%	Morgan Stanley Capital Services LLC	20,968 USD	(677)
Axel Springer SE	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	125,034 EUR	(5,608)
Axiare Patrimonio Socimi SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	74,078 EUR	583
Axogen, Inc.	09/06/18	M	1.72%	Morgan Stanley Capital Services LLC	280,005 USD	8,146
AXT, Inc.	09/07/18	M	1.72%	Morgan Stanley Capital Services LLC	73,836 USD	(1,251)
B&G Foods, Inc.	09/08/18	M	1.72%	Morgan Stanley Capital Services LLC	278,257 USD	8,989
B&M European Value Retail	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	161,578 GBP	12,468
Badger Meter, Inc.	09/09/18	M	1.72%	Morgan Stanley Capital Services LLC	116,450 USD	612
BAE Systems PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	501,380 GBP	12,024
Balchem Corp.	09/10/18	M	1.72%	Morgan Stanley Capital Services LLC	267,502 USD	(958)
Baldwin & Lyons, Inc.	09/11/18	M	1.72%	Morgan Stanley Capital Services LLC	14,623 USD	154
Ball Corp.	09/12/18	M	1.72%	Morgan Stanley Capital Services LLC	69,108 USD	(2,719)
Banca IFIS SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	84,684 EUR	13,495
BancFirst Corp.	09/13/18	M	1.72%	Morgan Stanley Capital Services LLC	57,978 USD	(3,862)
Banco Latinoamericano de Comercio Exterior SA	09/14/18	M	1.72%	Morgan Stanley Capital Services LLC	103,964 USD	(10,836)
Banco Santander SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,312,979 EUR	(40,617)
Bank of Marin	09/15/18	M	1.72%	Morgan Stanley Capital Services LLC	2,133 USD	(93)
BankFinancial	09/16/18	M	1.72%	Morgan Stanley Capital Services LLC	80,905 USD	(3,070)
Barclays PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	8,405,836 GBP	42,851
Barclays PLC	04/22/19	M	0.79%	JPMorgan Chase Bank, N.A.	8,090,000 GBP	45,905
Barnes & Noble Education, Inc.	09/17/18	M	1.72%	Morgan Stanley Capital Services LLC	28,756 USD	(139)
Barnes & Noble, Inc.	09/18/18	M	1.72%	Morgan Stanley Capital Services LLC	727,641 USD	(14,567)
Barnes Group, Inc.	09/19/18	M	1.72%	Morgan Stanley Capital Services LLC	179,543 USD	(236)
Barratt Developments PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	66,578 GBP	3,013
Barrett Business Services, Inc.	09/20/18	M	1.72%	Morgan Stanley Capital Services LLC	227,898 USD	(9,406)
Barry Callebaut AG REG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	255,759 CHF	15,014
Basett Furniture Industries, Inc.	09/21/18	M	1.72%	Morgan Stanley Capital Services LLC	260,057 USD	1,601
BASF SE	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	266,397 EUR	(6,586)
BASF SE	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,652,828 EUR	(65,583)
BAWAG Group AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,475,529 EUR	89,525
Baxter International, Inc.	09/22/18	M	1.72%	Morgan Stanley Capital Services LLC	592,962 USD	(5,966)
Bayer AG REG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	9,230,994 EUR	(259,995)
BE Semiconductor Industries	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	720,261 EUR	44,315
Beachtle AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	233,201 EUR	(5,125)
Bear State Financial, Inc.	09/23/18	M	1.72%	Morgan Stanley Capital Services LLC	12,383 USD	(15)
Beazer Homes USA, Inc.	09/24/18	M	1.72%	Morgan Stanley Capital Services LLC	199,809 USD	2,741
Becton Dickinson & Co.	02/17/25	M	1.72%	Morgan Stanley Capital Services LLC	983,832 USD	(17,565)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Becton Dickinson & Co.	04/22/19	M	1.23%	Deutsche Bank AG	16,605 USD	$2,446
Bed Bath & Beyond, Inc.	09/26/18	M	1.72%	Morgan Stanley Capital Services LLC	717,521 USD	(21,846)
Bel Fuse, Inc.	09/27/18	M	1.72%	Morgan Stanley Capital Services LLC	125,340 USD	(8,604)
Belden, Inc.	09/28/18	M	1.72%	Morgan Stanley Capital Services LLC	64,825 USD	(2,626)
Bellway PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	256,068 GBP	4,721
Bemis Company	09/29/18	M	1.72%	Morgan Stanley Capital Services LLC	461,817 USD	6,621
Benchmark Electronics, Inc.	09/30/18	M	1.72%	Morgan Stanley Capital Services LLC	273,522 USD	(5,976)
Beneficial Bancorp, Inc.	10/01/18	M	1.72%	Morgan Stanley Capital Services LLC	68,993 USD	(1,236)
Benefitfocus, Inc.	10/02/18	M	1.72%	Morgan Stanley Capital Services LLC	172,039 USD	59
Beni Stabili SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	66,712 EUR	365
Berkeley Group Hodlings	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	200,304 GBP	2,405
BGC Partners, Inc.	10/03/18	M	1.72%	Morgan Stanley Capital Services LLC	59,868 USD	(1,242)
Biesse SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	197,700 EUR	(6,331)
Big 5 Sporting Goods Corp.	10/04/18	M	1.72%	Morgan Stanley Capital Services LLC	1,322,617 USD	(8,675)
Big Lots, Inc.	10/05/18	M	1.72%	Morgan Stanley Capital Services LLC	480,219 USD	14,631
Bio Rad Laboratories	10/06/18	M	1.72%	Morgan Stanley Capital Services LLC	336,598 USD	(10,575)
Bio Techne Corp.	10/07/18	M	1.72%	Morgan Stanley Capital Services LLC	940,912 USD	2,860
Biogen, Inc.	10/08/18	M	1.72%	Morgan Stanley Capital Services LLC	304,468 USD	(6,924)
bioMerieux	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	206,353 EUR	3,156
BioSpecifics Technologies Corp.	10/09/18	M	1.72%	Morgan Stanley Capital Services LLC	201,569 USD	(7,364)
BioTelemetry, Inc.	10/10/18	M	1.72%	Morgan Stanley Capital Services LLC	452,705 USD	(946)
Black Hills Corp.	10/11/18	M	1.72%	Morgan Stanley Capital Services LLC	71,129 USD	642
Blucora, Inc.	10/12/18	M	1.72%	Morgan Stanley Capital Services LLC	383,869 USD	(7,660)
Blue Bird Corp.	10/13/18	M	1.72%	Morgan Stanley Capital Services LLC	128,717 USD	11,637
Blue Hills Bancorp, Inc.	10/14/18	M	1.72%	Morgan Stanley Capital Services LLC	1,426 USD	(99)
Blue Prism Group PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	55,199 GBP	17,553
BNP Paribas SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	5,158,755 EUR	(58,375)
Bob Evans Farms	10/15/18	M	1.72%	Morgan Stanley Capital Services LLC	438,964 USD	3,925
BOK Financial Corp.	10/16/18	M	1.72%	Morgan Stanley Capital Services LLC	1,363 USD	22
Booker Group PLC	04/22/19	M	0.89%	Merrill Lynch International	3,341,727 GBP	891,319
Booz Allen Hamilton Holdings	10/17/18	M	1.72%	Morgan Stanley Capital Services LLC	537,048 USD	(2,694)
Bossard Holding AG REG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	229,611 CHF	19,045
Boston Properties, Inc.	10/18/18	M	1.72%	Morgan Stanley Capital Services LLC	157,875 USD	1,672
Boston Scientific Corp.	10/19/18	M	1.72%	Morgan Stanley Capital Services LLC	303,937 USD	(8,961)
Bottomline Technologies	10/20/18	M	1.72%	Morgan Stanley Capital Services LLC	360,039 USD	(7,551)
BPER Banca	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	7,222,767 EUR	133,777
BPER Banca SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	39,112 EUR	676
Brady Corp.	10/21/18	M	1.72%	Morgan Stanley Capital Services LLC	599,038 USD	(20,647)
Bridge Bancorp, Inc.	10/22/18	M	1.72%	Morgan Stanley Capital Services LLC	20,219 USD	(724)
Bridgepoint Education, Inc.	10/23/18	M	1.72%	Morgan Stanley Capital Services LLC	343,475 USD	(19,700)
Briggs & Stratton	10/24/18	M	1.72%	Morgan Stanley Capital Services LLC	303,711 USD	8,238
Bright Horizons Family Solutions	10/25/18	M	1.72%	Morgan Stanley Capital Services LLC	640,905 USD	(483)
Brightcove, Inc.	10/26/18	M	1.72%	Morgan Stanley Capital Services LLC	59,911 USD	425
Brinker International, Inc.	10/27/18	M	1.72%	Morgan Stanley Capital Services LLC	492,193 USD	11,134
Bristol Myers Squibb Co.	10/28/18	M	1.72%	Morgan Stanley Capital Services LLC	1,138,877 USD	(14,940)
Broadridge Financial Solutions, Inc.	10/29/18	M	1.72%	Morgan Stanley Capital Services LLC	613,185 USD	2,035
BroadSoft, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	3,655,084 USD	11,303
Brookdale Senior Living, Inc.	10/30/18	M	1.72%	Morgan Stanley Capital Services LLC	532,652 USD	2,390
Brooks Automation, Inc.	10/31/18	M	1.72%	Morgan Stanley Capital Services LLC	127,492 USD	(5,237)
Brown & Brown, Inc.	11/01/18	M	1.72%	Morgan Stanley Capital Services LLC	90,026 USD	493
Bruker Corp.	11/02/18	M	1.72%	Morgan Stanley Capital Services LLC	750,710 USD	(5,760)
Bryn Mawr Bank Corp.	11/03/18	M	1.72%	Morgan Stanley Capital Services LLC	199,753 USD	(5,494)
BSB Bancorp, Inc.	11/04/18	M	1.72%	Morgan Stanley Capital Services LLC	29,344 USD	(445)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bucher Industries AG REG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	366,971 CHF	$(3,533)
Buckle, Inc.	11/05/18	M	1.72%	Morgan Stanley Capital Services LLC	452,479 USD	20,930
Build-A-Bear Workshop, Inc.	11/06/18	M	1.72%	Morgan Stanley Capital Services LLC	78,836 USD	431
Builders FirstSource, Inc.	11/07/18	M	1.72%	Morgan Stanley Capital Services LLC	7,659 USD	665
CA Immobilien Anlagen AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	246,893 EUR	8,928
CA, Inc.	11/08/18	M	1.72%	Morgan Stanley Capital Services LLC	588,967 USD	(6,001)
Cabot Corp.	11/09/18	M	1.72%	Morgan Stanley Capital Services LLC	396,634 USD	27,475
Cabot Microelectionics Corp.	11/10/18	M	1.72%	Morgan Stanley Capital Services LLC	239,507 USD	(73)
CACI International, Inc.	11/11/18	M	1.72%	Morgan Stanley Capital Services LLC	460,437 USD	(8,065)
Cadence Design Systems, Inc.	11/12/18	M	1.72%	Morgan Stanley Capital Services LLC	130,372 USD	(1,775)
Caesarstone Ltd.	11/13/18	M	1.72%	Morgan Stanley Capital Services LLC	94,033 USD	(1,633)
CalAmp Corp.	11/14/18	M	1.72%	Morgan Stanley Capital Services LLC	156,676 USD	(6,045)
CalAtlantic Group, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	7,357,896 USD	1,014,553
Calavo Growers, Inc.	11/15/18	M	1.72%	Morgan Stanley Capital Services LLC	74,525 USD	5,233
Caleres, Inc.	11/16/18	M	1.72%	Morgan Stanley Capital Services LLC	173,927 USD	6,497
Calgon Carbon Corp.	04/22/19	M	1.78%	Deutsche Bank AG	2,327,740 USD	(10,684)
California Water Service Group	11/17/18	M	1.72%	Morgan Stanley Capital Services LLC	83,292 USD	3,145
Callaway Golf Company	11/18/18	M	1.72%	Morgan Stanley Capital Services LLC	271,559 USD	(15,790)
Cambium Learning Group, Inc.	11/19/18	M	1.72%	Morgan Stanley Capital Services LLC	78,990 USD	547
Cambrex Corp.	11/20/18	M	1.72%	Morgan Stanley Capital Services LLC	519,368 USD	(22,472)
Camden National Corp.	11/21/18	M	1.72%	Morgan Stanley Capital Services LLC	95,678 USD	(3,035)
Camden Property Trust	11/22/18	M	1.72%	Morgan Stanley Capital Services LLC	218,770 USD	2,358
Cancom SE	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	107,940 EUR	(1,110)
Cantel Medical Corp.	11/23/18	M	1.72%	Morgan Stanley Capital Services LLC	1,017,375 USD	24,492
Capella Education Co.	11/24/18	M	1.72%	Morgan Stanley Capital Services LLC	306,366 USD	(6,750)
Capital City Bank Group, Inc.	11/25/18	M	1.72%	Morgan Stanley Capital Services LLC	6,397 USD	(410)
Capital Senior Living Corp.	11/26/18	M	1.72%	Morgan Stanley Capital Services LLC	333,021 USD	(15,817)
Capitol Federal Financial, Inc.	11/27/18	M	1.72%	Morgan Stanley Capital Services LLC	310,904 USD	(3,412)
Capstead Mortgage Corp.	11/28/18	M	1.72%	Morgan Stanley Capital Services LLC	84,487 USD	(5,651)
Cardinal Health, Inc.	11/29/18	M	1.72%	Morgan Stanley Capital Services LLC	1,150,363 USD	(30,960)
Cardiovascular Systems, Inc.	11/30/18	M	1.72%	Morgan Stanley Capital Services LLC	808,423 USD	(4,313)
Cardtronics PLC	12/01/18	M	1.72%	Morgan Stanley Capital Services LLC	131,434 USD	817
Care.com, Inc.	12/02/18	M	1.72%	Morgan Stanley Capital Services LLC	238,176 USD	529
Career Education Corp.	12/03/18	M	1.72%	Morgan Stanley Capital Services LLC	206,438 USD	(8,205)
CareTrust REIT, Inc.	12/04/18	M	1.72%	Morgan Stanley Capital Services LLC	101,433 USD	(5,549)
Carl Zeiss Meditec AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	95,698 EUR	(552)
Carlisle Cos., Inc.	12/05/18	M	1.72%	Morgan Stanley Capital Services LLC	264,705 USD	1,691
Carpenter Technology	12/06/18	M	1.72%	Morgan Stanley Capital Services LLC	135,772 USD	(1,005)
Carrefour SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	130,772 EUR	8,529
Carriage Services, Inc.	12/07/18	M	1.72%	Morgan Stanley Capital Services LLC	492,819 USD	(8,982)
Cars.com, Inc.	12/08/18	M	1.72%	Morgan Stanley Capital Services LLC	308,992 USD	17,909
Casella Waste Systems, Inc.	12/09/18	M	1.72%	Morgan Stanley Capital Services LLC	7,833 USD	569
Cass Information Systems, Inc.	12/10/18	M	1.72%	Morgan Stanley Capital Services LLC	256,104 USD	(23,206)
Catalent, Inc.	12/11/18	M	1.72%	Morgan Stanley Capital Services LLC	485,469 USD	(1,506)
Catalyst Pharmaceuticals, Inc.	12/12/18	M	1.72%	Morgan Stanley Capital Services LLC	40,935 USD	(1,706)
CatchMark Timber Trust, Inc.	12/13/18	M	1.72%	Morgan Stanley Capital Services LLC	1,050 USD	—
Cato Corp.	12/14/18	M	1.72%	Morgan Stanley Capital Services LLC	823,047 USD	16,319

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cavum, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	8,094,302 USD	$97,230
CBIZ, Inc.	12/15/18	M	1.72%	Morgan Stanley Capital Services LLC	88,163 USD	3,254
CBOE Holdings, Inc.	12/16/18	M	1.72%	Morgan Stanley Capital Services LLC	2,603 USD	14
CDK Global, Inc.	12/17/18	M	1.72%	Morgan Stanley Capital Services LLC	519,229 USD	973
CECO Environmental Corp.	12/18/18	M	1.72%	Morgan Stanley Capital Services LLC	227,675 USD	13,512
Cellnex Telecom SAU	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	88,509 EUR	(912)
Cementir Holding SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	162,649 EUR	6,541
Centene Corp.	12/19/18	M	1.72%	Morgan Stanley Capital Services LLC	460,776 USD	21,330
Centerstate Banks, Inc.	12/20/18	M	1.72%	Morgan Stanley Capital Services LLC	51,257 USD	(2,138)
Central Pacific Financial Co.	12/21/18	M	1.72%	Morgan Stanley Capital Services LLC	52,609 USD	(1,003)
Central Valley Community Bancorp	12/22/18	M	1.72%	Morgan Stanley Capital Services LLC	39,723 USD	(715)
Century Bancorp, Inc.	12/23/18	M	1.72%	Morgan Stanley Capital Services LLC	92,316 USD	(6,319)
Century Casinos, Inc.	12/24/18	M	1.72%	Morgan Stanley Capital Services LLC	80,457 USD	(4,806)
Cerner Corp.	12/25/18	M	1.72%	Morgan Stanley Capital Services LLC	1,215,463 USD	(26,704)
CEVA, Inc.	12/26/18	M	1.72%	Morgan Stanley Capital Services LLC	45,226 USD	509
CF Industries Holdings, Inc.	12/27/18	M	1.72%	Morgan Stanley Capital Services LLC	184,781 USD	6,564
ChannelAdvisor Corp.	12/28/18	M	1.72%	Morgan Stanley Capital Services LLC	58,764 USD	(1,812)
Charles River Laboratories	12/29/18	M	1.72%	Morgan Stanley Capital Services LLC	867,383 USD	8,546
Charter Financial Corp.	12/30/18	M	1.72%	Morgan Stanley Capital Services LLC	59,416 USD	(2,499)
Chatham Lodging Trust	12/31/18	M	1.72%	Morgan Stanley Capital Services LLC	4,247 USD	(59)
Cheesecake Factory, Inc.	01/01/19	M	1.72%	Morgan Stanley Capital Services LLC	249,245 USD	1,917
Chemed Corp.	01/02/19	M	1.72%	Morgan Stanley Capital Services LLC	1,468,498 USD	14,896
Chesapeake Energy Corp.	01/03/19	M	1.72%	Morgan Stanley Capital Services LLC	11,236 USD	1,440
Chesapeake Lodging Trust	01/04/19	M	1.72%	Morgan Stanley Capital Services LLC	27,685 USD	(1,137)
Chesapeake Utilities Corp.	01/05/19	M	1.72%	Morgan Stanley Capital Services LLC	163,164 USD	(1,822)
Chevron Corp.	01/06/19	M	1.72%	Morgan Stanley Capital Services LLC	370,803 USD	16,035
Chicago Bridge & Iron Co.	04/22/19	M	1.78%	Deutsche Bank AG	2,722,183 USD	(49,108)
Chico’s FAS, Inc.	01/07/19	M	1.72%	Morgan Stanley Capital Services LLC	778,222 USD	8,231
Chimera Investment Corp.	01/08/19	M	1.72%	Morgan Stanley Capital Services LLC	368,120 USD	(12,879)
Chimerix, Inc.	01/09/19	M	1.72%	Morgan Stanley Capital Services LLC	180,109 USD	12,925
Choice Hotels International, Inc.	01/10/19	M	1.72%	Morgan Stanley Capital Services LLC	365,646 USD	1,712
Chr. Hansen A/S	04/22/19	M	0.10%	Credit Suisse Securities (Europe) Limited	1,260,405 DKK	9,882
Christian Dior SE	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	332,691 EUR	1,315
Churchill Downs, Inc.	01/11/19	M	1.72%	Morgan Stanley Capital Services LLC	190,930 USD	582
Chuy’s Holdings, Inc.	01/12/19	M	1.72%	Morgan Stanley Capital Services LLC	176,356 USD	12,814
Ciena Corp.	01/13/19	M	1.72%	Morgan Stanley Capital Services LLC	116,440 USD	(2,184)
Cigna Corp.	01/14/19	M	1.72%	Morgan Stanley Capital Services LLC	903,253 USD	(7,829)
Cimpress NV	01/15/19	M	1.72%	Morgan Stanley Capital Services LLC	193,184 USD	63
Cincinnati Financial Corp.	01/16/19	M	1.72%	Morgan Stanley Capital Services LLC	35,562 USD	573
Cinemark Holdings, Inc.	01/17/19	M	1.72%	Morgan Stanley Capital Services LLC	402,804 USD	(6,205)
Cirrus Logic, Inc.	01/18/19	M	1.72%	Morgan Stanley Capital Services LLC	244,032 USD	1,525
Cisco Systems, Inc.	01/19/19	M	1.72%	Morgan Stanley Capital Services LLC	112,317 USD	324
CitiTrends, Inc.	01/20/19	M	1.72%	Morgan Stanley Capital Services LLC	588,363 USD	(12,620)
Citizens & Northern Corp.	01/21/19	M	1.72%	Morgan Stanley Capital Services LLC	53,168 USD	(2,168)
City Office REIT, Inc.	01/22/19	M	1.72%	Morgan Stanley Capital Services LLC	23,480 USD	(179)
Civitas Solutions, Inc.	01/23/19	M	1.72%	Morgan Stanley Capital Services LLC	209,813 USD	(4,699)
Clariant AG REG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	385,865 CHF	(2,885)
Clarus Corp.	01/24/19	M	1.72%	Morgan Stanley Capital Services LLC	61,729 USD	797
Clean Harbors, Inc.	01/25/19	M	1.72%	Morgan Stanley Capital Services LLC	21,906 USD	695
Clearfield, Inc.	01/26/19	M	1.72%	Morgan Stanley Capital Services LLC	82,386 USD	(3,582)
Clearwater Paper Corp.	01/27/19	M	1.72%	Morgan Stanley Capital Services LLC	102,495 USD	(1,934)
Clifton Bancorp, Inc.	01/28/19	M	1.72%	Morgan Stanley Capital Services LLC	223,551 USD	(1,901)
Clinigen Group PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	75,967 GBP	(298)
Cloud Peak Energy, Inc.	01/29/19	M	1.72%	Morgan Stanley Capital Services LLC	308,283 USD	13,750
CNA Financial Corp.	01/30/19	M	1.72%	Morgan Stanley Capital Services LLC	237,072 USD	(45)
CNB Financial Corp.	01/31/19	M	1.72%	Morgan Stanley Capital Services LLC	2,879 USD	(203)
CoBiz Financial, Inc.	02/01/19	M	1.72%	Morgan Stanley Capital Services LLC	12,649 USD	(475)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cogent Communications Holdings, Inc.	02/02/19	M	1.72%	Morgan Stanley Capital Services LLC	627,065 USD	$(9,943)
Cohen & Steers, Inc.	02/03/19	M	1.72%	Morgan Stanley Capital Services LLC	60,321 USD	494
Cohu, Inc.	02/04/19	M	1.72%	Morgan Stanley Capital Services LLC	315,553 USD	(10,470)
Colgate Palmolive Co.	04/22/19	M	1.87%	Credit Suisse Securities (Europe) Limited	1,609,847 USD	30,436
Collectors Universe, Inc.	02/05/19	M	1.72%	Morgan Stanley Capital Services LLC	134,803 USD	(6,238)
Colony NorthStar, Inc.	02/06/19	M	1.72%	Morgan Stanley Capital Services LLC	131,834 USD	(5,252)
Columbia Property Trust, Inc.	02/07/19	M	1.72%	Morgan Stanley Capital Services LLC	88,106 USD	(208)
Columbia Sportwear Co.	02/08/19	M	1.72%	Morgan Stanley Capital Services LLC	26,011 USD	657
Com Hem Holding AB	04/22/19	M	0.25%	Credit Suisse Securities (Europe) Limited	1,898,366 SEK	(3,095)
Comfort Systems USA, Inc.	02/09/19	M	1.72%	Morgan Stanley Capital Services LLC	25,303 USD	58
CommerceHub, Inc.	02/10/19	M	1.72%	Morgan Stanley Capital Services LLC	465,304 USD	(23,547)
Commercial Metals Co.	02/11/19	M	1.72%	Morgan Stanley Capital Services LLC	374,798 USD	12,778
Community Health Systems, Inc.	02/12/19	M	1.72%	Morgan Stanley Capital Services LLC	200,018 USD	471
Community Healthcare Trust, Inc.	02/13/19	M	1.72%	Morgan Stanley Capital Services LLC	31,635 USD	(135)
Community Trust Bancorp, Inc.	02/14/19	M	1.72%	Morgan Stanley Capital Services LLC	135,004 USD	(5,102)
Commvault Systems, Inc.	02/15/19	M	1.72%	Morgan Stanley Capital Services LLC	398,962 USD	(3,794)
Compagnie de Saint Gobain	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	7,050,000 EUR	(183,577)
Compagnie de Saint Gobain	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,387,504 EUR	(35,874)
Compass Minerals International, Inc.	02/16/19	M	1.72%	Morgan Stanley Capital Services LLC	540,550 USD	16,281
Computer Programs & Systems, Inc.	02/17/19	M	1.72%	Morgan Stanley Capital Services LLC	368,478 USD	6,216
Comtech Telecommunications Corp.	02/18/19	M	1.72%	Morgan Stanley Capital Services LLC	964,738 USD	(37,645)
Conagra Brands, Inc.	02/19/19	M	1.72%	Morgan Stanley Capital Services LLC	225,770 USD	(993)
Conduent, Inc.	02/20/19	M	1.72%	Morgan Stanley Capital Services LLC	313,046 USD	6,324
Conformis, Inc.	02/21/19	M	1.72%	Morgan Stanley Capital Services LLC	40,904 USD	522
CONMED Corp.	02/22/19	M	1.72%	Morgan Stanley Capital Services LLC	1,420,467 USD	10,465
Connecticut Water Services, Inc.	02/23/19	M	1.72%	Morgan Stanley Capital Services LLC	376,147 USD	(18,655)
Consolidated Water Co.	02/24/19	M	1.72%	Morgan Stanley Capital Services LLC	111,992 USD	2,832
Container Store Group, Inc.	02/25/19	M	1.72%	Morgan Stanley Capital Services LLC	173,085 USD	(19,448)
Control4 Corp.	02/26/19	M	1.72%	Morgan Stanley Capital Services LLC	235,222 USD	(13,064)
Convergys Corp.	02/27/19	M	1.72%	Morgan Stanley Capital Services LLC	803,464 USD	(9,046)
Conviviality PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	124,979 GBP	7,531
Cooper Cos., Inc.	02/28/19	M	1.72%	Morgan Stanley Capital Services LLC	500,097 USD	(16,622)
Cooper Standard Holding	03/02/19	M	1.72%	Morgan Stanley Capital Services LLC	24,701 USD	44
Cooper Tire & Rubber	03/01/19	M	1.72%	Morgan Stanley Capital Services LLC	152,968 USD	1,229
Core Mark Holding Co., Inc.	03/03/19	M	1.72%	Morgan Stanley Capital Services LLC	14,560 USD	93
CoreLogic, Inc.	03/04/19	M	1.72%	Morgan Stanley Capital Services LLC	419,186 USD	909
CorEnergy Infrastructure Trust, Inc.	03/05/19	M	1.72%	Morgan Stanley Capital Services LLC	102,586 USD	898
Corning, Inc.	03/06/19	M	1.72%	Morgan Stanley Capital Services LLC	109,610 USD	(1,068)
Corporate Office Properties Trust	03/07/19	M	1.72%	Morgan Stanley Capital Services LLC	131,128 USD	(4,342)
Corvel Corp.	03/08/19	M	1.72%	Morgan Stanley Capital Services LLC	376,502 USD	(27,574)
Costamare, Inc.	03/09/19	M	1.72%	Morgan Stanley Capital Services LLC	850,680 USD	(12,795)
CoStar Group, Inc.	03/10/19	M	1.72%	Morgan Stanley Capital Services LLC	93,031 USD	806
Cotiviti Holdings, Inc.	03/11/19	M	1.72%	Morgan Stanley Capital Services LLC	881,966 USD	(25,084)
Covanta Holding Corp.	03/12/19	M	1.72%	Morgan Stanley Capital Services LLC	184,155 USD	23,326

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Covenant Transportation Group, Inc.	03/13/19	M	1.72%	Morgan Stanley Capital Services LLC	210,524 USD	$(105)
Covestro AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	85,978 EUR	(454)
CRA International, Inc.	03/14/19	M	1.72%	Morgan Stanley Capital Services LLC	418,561 USD	3,654
Cracker Barrel Old Country Store, Inc.	03/15/19	M	1.72%	Morgan Stanley Capital Services LLC	863,195 USD	(26,798)
Crane Co.	03/16/19	M	1.72%	Morgan Stanley Capital Services LLC	54,886 USD	252
Cray, Inc.	03/17/19	M	1.72%	Morgan Stanley Capital Services LLC	140,668 USD	(4,229)
Cree, Inc.	03/18/19	M	1.72%	Morgan Stanley Capital Services LLC	126,295 USD	(5,144)
CRH PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	1,230,085 GBP	81,971
Croda International PLC	04/22/19	M	0.79%	JPMorgan Chase Bank, N.A.	3,464,800 GBP	100,451
Croda International PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	903,533 GBP	26,195
Cross Country Healthcare, Inc.	03/19/19	M	1.72%	Morgan Stanley Capital Services LLC	701,821 USD	(8,876)
Crown Castle International Corp.	03/20/19	M	1.72%	Morgan Stanley Capital Services LLC	11,722 USD	156
Crown Holdings, Inc.	03/21/19	M	1.72%	Morgan Stanley Capital Services LLC	172,079 USD	(2,429)
CryoLife, Inc.	03/22/19	M	1.72%	Morgan Stanley Capital Services LLC	218,789 USD	(7,182)
CSG Systems International, Inc.	03/23/19	M	1.72%	Morgan Stanley Capital Services LLC	482,931 USD	(7,703)
CSRA, Inc.	03/24/19	M	1.72%	Morgan Stanley Capital Services LLC	421,427 USD	(3,175)
CSS Industries, Inc.	03/25/19	M	1.72%	Morgan Stanley Capital Services LLC	281,346 USD	(1,126)
CSW Industrials, Inc.	03/26/19	M	1.72%	Morgan Stanley Capital Services LLC	313,618 USD	(7,085)
CTS Corp.	03/27/19	M	1.72%	Morgan Stanley Capital Services LLC	75,692 USD	(1,300)
Culp, Inc.	03/28/19	M	1.72%	Morgan Stanley Capital Services LLC	134,985 USD	2,064
Curtiss Wright Corp.	03/29/19	M	1.72%	Morgan Stanley Capital Services LLC	300,418 USD	(2,373)
Cutera, Inc.	03/30/19	M	1.72%	Morgan Stanley Capital Services LLC	495,117 USD	(21,164)
CVR Energy, Inc.	03/31/19	M	1.72%	Morgan Stanley Capital Services LLC	59,060 USD	2,721
Cyberoptics Corp.	04/01/19	M	1.72%	Morgan Stanley Capital Services LLC	80,643 USD	(2,943)
Cypress Semiconductor Corp.	04/02/19	M	1.72%	Morgan Stanley Capital Services LLC	284,592 USD	—
CYS Investments, Inc.	04/03/19	M	1.72%	Morgan Stanley Capital Services LLC	20,028 USD	(973)
Daktronics, Inc.	04/04/19	M	1.72%	Morgan Stanley Capital Services LLC	259,905 USD	(4,941)
Dana, Inc.	04/05/19	M	1.72%	Morgan Stanley Capital Services LLC	18,316 USD	(390)
Danaher Corp.	04/06/19	M	1.72%	Morgan Stanley Capital Services LLC	747,749 USD	(8,530)
Danone	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	10,026,740 EUR	(211,211)
Danone	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	5,696,000 EUR	(119,985)
Danske Bank A/S	04/22/19	M	0.10%	Credit Suisse Securities (Europe) Limited	42,083,652 DKK	68,052
Dassault Aviation SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	5,083,260 EUR	(25,737)
Davita, Inc.	04/07/19	M	1.72%	Morgan Stanley Capital Services LLC	470,507 USD	8,294
DCT Industrial Trust, Inc.	04/08/19	M	1.72%	Morgan Stanley Capital Services LLC	144,667 USD	(656)
Dean Foods Co.	04/09/19	M	1.72%	Morgan Stanley Capital Services LLC	490,004 USD	1,215
Dechra Pharamaceuticals PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	134,146 GBP	10,128
Del Frisco’s Restaurant Group	04/10/19	M	1.72%	Morgan Stanley Capital Services LLC	224,846 USD	—
Del Taco Restaurants, Inc.	04/11/19	M	1.72%	Morgan Stanley Capital Services LLC	126,220 USD	313
Deltic Timber Corp.	04/22/19	M	1.78%	Deutsche Bank AG	2,182,554 USD	(47,974)
Deluxe Corp.	04/12/19	M	1.72%	Morgan Stanley Capital Services LLC	632,547 USD	6,531
Denny’s Corp.	04/13/19	M	1.72%	Morgan Stanley Capital Services LLC	220,989 USD	(2,674)
Dentsply Sirona, Inc.	04/14/19	M	1.72%	Morgan Stanley Capital Services LLC	512,187 USD	(4,243)
DericheBourg	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	294,906 EUR	4,006
Deutsche Lufthansa REG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	535,773 EUR	20,180
Deutsche Post AG REG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	345,479 EUR	(6,215)
DHT Holdings, Inc.	04/15/19	M	1.72%	Morgan Stanley Capital Services LLC	424,138 USD	1,116
Diamond Hill Investment Group	04/16/19	M	1.72%	Morgan Stanley Capital Services LLC	157,747 USD	(892)
Diamond Offshore Drilling, Inc.	04/17/19	M	1.72%	Morgan Stanley Capital Services LLC	439,387 USD	53,564
Diasorin SPA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	71,783 EUR	(2,045)
Dick’s Sporting Goods, Inc.	04/18/19	M	1.72%	Morgan Stanley Capital Services LLC	31,455 USD	(1,393)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Diebold Nixdorf	04/19/19	M	1.72%	Morgan Stanley Capital Services LLC	4,802 USD	$(61)
Digi International, Inc.	04/20/19	M	1.72%	Morgan Stanley Capital Services LLC	203,637 USD	(5,026)
Dillards, Inc.	04/21/19	M	1.72%	Morgan Stanley Capital Services LLC	86,793 USD	2,081
Dime Community Bancshares	04/22/19	M	1.72%	Morgan Stanley Capital Services LLC	70,342 USD	(1,479)
DineEquity, Inc.	04/23/19	M	1.72%	Morgan Stanley Capital Services LLC	431,021 USD	12,461
Diodes, Inc.	04/24/19	M	1.72%	Morgan Stanley Capital Services LLC	219,720 USD	(1,685)
Diplomat Pharmacy, Inc.	04/25/19	M	1.72%	Morgan Stanley Capital Services LLC	269,957 USD	(2,003)
Direct Line Insurance Group	04/22/19	M	0.79%	JPMorgan Chase Bank, N.A.	1,829,000 GBP	107,337
Direct Line Insurance Group	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	1,585,608 GBP	93,053
DMC Global, Inc.	04/26/19	M	1.72%	Morgan Stanley Capital Services LLC	129,015 USD	13,043
Dolby Laboratories, Inc.	04/27/19	M	1.72%	Morgan Stanley Capital Services LLC	254,718 USD	(890)
Domino’s Pizza, Inc.	04/28/19	M	1.72%	Morgan Stanley Capital Services LLC	8,217 USD	(92)
Domtar Corp.	04/29/19	M	1.72%	Morgan Stanley Capital Services LLC	1,300,472 USD	18,295
Donaldson Co., Inc.	04/30/19	M	1.72%	Morgan Stanley Capital Services LLC	168,907 USD	558
Dorian LPG Ltd.	05/01/19	M	1.72%	Morgan Stanley Capital Services LLC	294,022 USD	(1,069)
Dorma Kaba Holding AG REG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	96,800 CHF	3,104
Douglas Dynamics, Inc.	05/02/19	M	1.72%	Morgan Stanley Capital Services LLC	426,533 USD	(3,136)
Douglas Emmett, Inc.	05/03/19	M	1.72%	Morgan Stanley Capital Services LLC	207,184 USD	457
Drillisch AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	124,290 EUR	(475)
Drive Shack, Inc.	05/04/19	M	1.72%	Morgan Stanley Capital Services LLC	712,814 USD	(31,170)
DSP Group, Inc.	05/05/19	M	1.72%	Morgan Stanley Capital Services LLC	151,954 USD	(5,054)
DST Systems, Inc.	05/06/19	M	1.72%	Morgan Stanley Capital Services LLC	301,849 USD	7,322
DSV A/S	04/22/19	M	0.10%	Credit Suisse Securities (Europe) Limited	1,826,342 DKK	1,818
DSW, Inc.	05/07/19	M	1.72%	Morgan Stanley Capital Services LLC	383,417 USD	10,976
DTE Energy Co.	05/08/19	M	1.72%	Morgan Stanley Capital Services LLC	45,763 USD	210
Ducommun, Inc.	05/09/19	M	1.72%	Morgan Stanley Capital Services LLC	244,170 USD	11,880
Duerr AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	60,876 EUR	3,408
Duke Eneregy Corp.	05/10/19	M	1.72%	Morgan Stanley Capital Services LLC	2,275,157 USD	(9,907)
Duke Realty Corp.	05/11/19	M	1.72%	Morgan Stanley Capital Services LLC	92,474 USD	(2,028)
Dun & Bradstreet Corp.	05/12/19	M	1.72%	Morgan Stanley Capital Services LLC	766,567 USD	(4,125)
Dunkin Brands Group, Inc.	05/13/19	M	1.72%	Morgan Stanley Capital Services LLC	99,027 USD	(1,419)
Dynergy, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	3,022,321 USD	(194,354)
Dynex Capital, Inc.	05/14/19	M	1.72%	Morgan Stanley Capital Services LLC	51,844 USD	(1,785)
E.ON SE	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	4,923,453 EUR	(205,157)
E.ON SE	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	2,346,750 EUR	(97,788)
Eagle Pharmaceuticals, Inc.	05/15/19	M	1.72%	Morgan Stanley Capital Services LLC	624,753 USD	(38,575)
Easatern Co.	05/17/19	M	1.72%	Morgan Stanley Capital Services LLC	12,969 USD	(835)
Easterly Government Properties, Inc.	05/16/19	M	1.72%	Morgan Stanley Capital Services LLC	270,514 USD	(9,185)
EastGroup Properties, Inc.	05/18/19	M	1.72%	Morgan Stanley Capital Services LLC	362,662 USD	(304)
Eastman Chemical Co.	05/19/19	M	1.72%	Morgan Stanley Capital Services LLC	385,033 USD	7,298
Ebix, Inc.	05/20/19	M	1.72%	Morgan Stanley Capital Services LLC	20,461 USD	(94)
EchoStar Corp.	05/21/19	M	1.72%	Morgan Stanley Capital Services LLC	339,994 USD	3,892
Ecolab, Inc.	05/22/19	M	1.72%	Morgan Stanley Capital Services LLC	187,282 USD	34
Edge Therapeutics, Inc.	05/23/19	M	1.72%	Morgan Stanley Capital Services LLC	8,657 USD	(37)
Education Realty Trust, Inc.	05/24/19	M	1.72%	Morgan Stanley Capital Services LLC	66,603 USD	(11)
Edwards Lifesciences Corp.	05/25/19	M	1.72%	Morgan Stanley Capital Services LLC	493,990 USD	(5,618)
EFG International AG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	327,605 CHF	13,220
Egypt Treasury Bill	04/10/18	M	1.94%	Goldman Sachs International	168,925,000 USD	114,600
Egypt Treasury Bill	05/10/18	M	0.00%	Citibank N.A.	393,515,639 EGP	1,175,265
Egypt Treasury Bill	05/15/18	M	1.94%	Goldman Sachs International	168,925,000 USD	116,065
Egypt Treasury Bill	06/12/18	M	1.94%	Goldman Sachs International	168,925,000 USD	115,305
El Paso Electric Co.	05/26/19	M	1.72%	Morgan Stanley Capital Services LLC	437,531 USD	(9,233)
Electrocomponents PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	223,193 GBP	8,151
Eli Lilly & Co.	05/27/19	M	1.72%	Morgan Stanley Capital Services LLC	1,045,705 USD	(16,645)
Elis SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	256,674 EUR	12,717

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
EMCORE Corp.	05/28/19	M	1.72%	Morgan Stanley Capital Services LLC	352,267 USD	$5,185
Emergent BioSolutions, Inc.	05/29/19	M	1.72%	Morgan Stanley Capital Services LLC	743,038 USD	(5,791)
Empire State Realty Trust	05/30/19	M	1.72%	Morgan Stanley Capital Services LLC	34,793 USD	(302)
Enanta Pharmaceuticals, Inc.	05/31/19	M	1.72%	Morgan Stanley Capital Services LLC	173,966 USD	8,881
ENAV SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	108,987 EUR	(2,595)
ENCE Energia y Celulosa, SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	397,838 EUR	434
Endo International PLC	06/02/19	M	1.72%	Morgan Stanley Capital Services LLC	368,672 USD	(11,521)
Enel SPA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	6,218,487 EUR	(302,164)
Energy XXI Gulf Coast, Inc.	06/03/19	M	1.72%	Morgan Stanley Capital Services LLC	274,519 USD	38,128
Engie	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,044,847 EUR	(34,592)
Engie	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	2,181,000 EUR	(36,895)
Ennis, Inc.	06/04/19	M	1.72%	Morgan Stanley Capital Services LLC	353,928 USD	12,787
Ensign Group, Inc.	06/05/19	M	1.72%	Morgan Stanley Capital Services LLC	909,630 USD	(18,678)
Enstar Group Limited	06/06/19	M	1.72%	Morgan Stanley Capital Services LLC	93,633 USD	(6,106)
Entellus Medical, Inc.	06/08/19	M	1.72%	Morgan Stanley Capital Services LLC	71,205 USD	(694)
Entercom Communications Corp.	06/09/19	M	1.72%	Morgan Stanley Capital Services LLC	308,224 USD	(21,257)
Entergis, Inc.	06/07/19	M	1.72%	Morgan Stanley Capital Services LLC	29,844 USD	(764)
Entergy Corp.	06/10/19	M	1.72%	Morgan Stanley Capital Services LLC	726,341 USD	1,611
Enterprise Financial Service	06/11/19	M	1.72%	Morgan Stanley Capital Services LLC	5,741 USD	84
Envestnet, Inc.	06/12/19	M	1.72%	Morgan Stanley Capital Services LLC	65,997 USD	(1,042)
Envision Healthcare Corp.	06/13/19	M	1.72%	Morgan Stanley Capital Services LLC	248,953 USD	1,607
Enzo Biochem, Inc.	06/14/19	M	1.72%	Morgan Stanley Capital Services LLC	307,044 USD	(20,612)
EPAM Systems, Inc.	06/15/19	M	1.72%	Morgan Stanley Capital Services LLC	127,686 USD	156
ePlus, Inc.	06/16/19	M	1.72%	Morgan Stanley Capital Services LLC	146,265 USD	(5,641)
EPR Properties	06/17/19	M	1.72%	Morgan Stanley Capital Services LLC	390,641 USD	4,280
Equinti Group PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	210,018 GBP	(3,339)
Equity Bancshares, Inc.	06/18/19	M	1.72%	Morgan Stanley Capital Services LLC	33,521 USD	296
Equity Commonwealth	06/19/19	M	1.72%	Morgan Stanley Capital Services LLC	302,548 USD	(988)
Equity LifeStyle Properties, Inc.	06/20/19	M	1.72%	Morgan Stanley Capital Services LLC	418,114 USD	2,149
Equity Residential	06/21/19	M	1.72%	Morgan Stanley Capital Services LLC	434,541 USD	(3,647)
Era Group, Inc.	06/22/19	M	1.72%	Morgan Stanley Capital Services LLC	147,026 USD	13,880
ERG SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	207,996 EUR	(11,590)
Erie Indemnity Company	06/23/19	M	1.72%	Morgan Stanley Capital Services LLC	130,382 USD	4,129
Essendant, Inc.	06/24/19	M	1.72%	Morgan Stanley Capital Services LLC	599,457 USD	24,516
Essent Group Ltd.	06/25/19	M	1.72%	Morgan Stanley Capital Services LLC	10,666 USD	(245)
Essex Property Trust, Inc.	06/26/19	M	1.72%	Morgan Stanley Capital Services LLC	270,508 USD	792
Esterline Technologies Corp.	06/27/19	M	1.72%	Morgan Stanley Capital Services LLC	155,188 USD	1,009
Ethan Allen Interiors, Inc.	06/28/19	M	1.72%	Morgan Stanley Capital Services LLC	427,699 USD	3,903
Eurazeo SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	215,573 EUR	5,945
Euronet Worldwide, Inc.	06/29/19	M	1.72%	Morgan Stanley Capital Services LLC	262,466 USD	(21,791)
Euronext NV	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	83,912 EUR	(349)
Eversource Energy	06/30/19	M	1.72%	Morgan Stanley Capital Services LLC	1,719,752 USD	10,621
EVERTEC, Inc.	07/01/19	M	1.72%	Morgan Stanley Capital Services LLC	189,373 USD	7,201
Evolent Health, Inc.	07/02/19	M	1.72%	Morgan Stanley Capital Services LLC	284,008 USD	(17,221)
Evolution Gaming Corp.	04/22/19	M	0.25%	Credit Suisse Securities (Europe) Limited	3,317,091 SEK	1,048
EvotecAG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	285,326 EUR	2,555
Exactech, Inc.	07/03/19	M	1.72%	Morgan Stanley Capital Services LLC	643,134 USD	(8,344)
Exelon Corp.	07/04/19	M	1.72%	Morgan Stanley Capital Services LLC	103,736 USD	464
Exlservice Holdings, Inc.	07/05/19	M	1.72%	Morgan Stanley Capital Services LLC	417,280 USD	(9,435)
Exponent, Inc.	07/06/19	M	1.72%	Morgan Stanley Capital Services LLC	269,515 USD	(1,823)
Express Scripts Holding Co.	07/07/19	M	1.72%	Morgan Stanley Capital Services LLC	708,760 USD	21,816
Extreme Networks, Inc.	07/08/19	M	1.72%	Morgan Stanley Capital Services LLC	103,276 USD	4,296
Exxon Mobil Corp.	07/09/19	M	1.72%	Morgan Stanley Capital Services LLC	285,705 USD	2,184

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
F5 Networks, Inc.	07/10/19	M	1.72%	Morgan Stanley Capital Services LLC	113,987 USD	$(350)
Fabrinet	07/11/19	M	1.72%	Morgan Stanley Capital Services LLC	127,081 USD	(3,757)
Fair Isaac Corp.	07/12/19	M	1.72%	Morgan Stanley Capital Services LLC	684,640 USD	(12,245)
Farmer Bros. Co.	07/13/19	M	1.72%	Morgan Stanley Capital Services LLC	202,975 USD	(7,857)
Farmers Capital Bank Corp.	07/14/19	M	1.72%	Morgan Stanley Capital Services LLC	30,559 USD	(1,723)
Farmers National Bank Corp.	07/15/19	M	1.72%	Morgan Stanley Capital Services LLC	7,299 USD	(145)
Faro Technologies, Inc.	07/16/19	M	1.72%	Morgan Stanley Capital Services LLC	113,344 USD	(1,249)
Fastenal Co.	07/17/19	M	1.72%	Morgan Stanley Capital Services LLC	304,668 USD	3,291
Faurecia	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	455,872 EUR	(2,924)
FBL Financial Group, Inc.	07/18/19	M	1.72%	Morgan Stanley Capital Services LLC	71,894 USD	(1,686)
FCB Financial Holdings	07/19/19	M	1.72%	Morgan Stanley Capital Services LLC	32,055 USD	—
Federal Agricultural Mortgage Corp.	07/20/19	M	1.72%	Morgan Stanley Capital Services LLC	30,040 USD	(153)
Federal Realty Investment Trust	07/21/19	M	1.72%	Morgan Stanley Capital Services LLC	202,471 USD	(467)
Ferrari	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	73,715 EUR	(1,148)
Ferrexpo PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	66,739 GBP	8,920
Fevertree Drinks PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	65,433 GBP	14,184
Fidelity Southern Corp.	07/22/19	M	1.72%	Morgan Stanley Capital Services LLC	20,891 USD	(180)
Fiesta Restaurant Group	07/23/19	M	1.72%	Morgan Stanley Capital Services LLC	45,915 USD	(714)
Financial Institutions, Inc.	07/24/19	M	1.72%	Morgan Stanley Capital Services LLC	8,418 USD	(363)
Fincantieri SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	236,559 EUR	(13,187)
FinecoBank SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	132,740 EUR	374
Finish Line	07/25/19	M	1.72%	Morgan Stanley Capital Services LLC	574,271 USD	113,623
Finnair Oyj	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	289,054 EUR	3,182
First American Financial Corp.	07/26/19	M	1.72%	Morgan Stanley Capital Services LLC	20,348 USD	51
First Bancorp	07/28/19	M	1.72%	Morgan Stanley Capital Services LLC	27,474 USD	(1,062)
First Bancorp, Inc.	07/27/19	M	1.72%	Morgan Stanley Capital Services LLC	20,674 USD	(1,558)
First Busey Corp.	07/29/19	M	1.72%	Morgan Stanley Capital Services LLC	191,387 USD	(7,316)
First Community Bancshares	07/30/19	M	1.72%	Morgan Stanley Capital Services LLC	14,220 USD	(947)
First Connecticut Bancorp	07/31/19	M	1.72%	Morgan Stanley Capital Services LLC	35,524 USD	(666)
First Defiance Financial Corp.	08/01/19	M	1.72%	Morgan Stanley Capital Services LLC	208,235 USD	(8,774)
First Financial Corp.	08/02/19	M	1.72%	Morgan Stanley Capital Services LLC	77,299 USD	(2,154)
First Financial Northwest	08/03/19	M	1.72%	Morgan Stanley Capital Services LLC	6,092 USD	(43)
First Hawaiian, Inc.	08/04/19	M	1.72%	Morgan Stanley Capital Services LLC	50,102 USD	—
First Industrial Realty Trust	08/05/19	M	1.72%	Morgan Stanley Capital Services LLC	110,698 USD	(1,182)
First Mid-Illinois Bancshares	08/06/19	M	1.72%	Morgan Stanley Capital Services LLC	65,096 USD	152
First Northwest Bancorp	08/07/19	M	1.72%	Morgan Stanley Capital Services LLC	20,656 USD	(722)
First of Long Island Corp.	08/08/19	M	1.72%	Morgan Stanley Capital Services LLC	4,590 USD	(229)
First Solar, Inc.	08/09/19	M	1.72%	Morgan Stanley Capital Services LLC	5,039 USD	(110)
FirstEnergy Corp.	08/10/19	M	1.72%	Morgan Stanley Capital Services LLC	389,353 USD	(8,961)
Fischer (Georg) REG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	371,091 CHF	(1,473)
Five9, Inc.	08/11/19	M	1.72%	Morgan Stanley Capital Services LLC	86,106 USD	2,019
Flagstar Bancorp, Inc.	08/12/19	M	1.72%	Morgan Stanley Capital Services LLC	297,924 USD	(548)
Flexsteel Industries	08/13/19	M	1.72%	Morgan Stanley Capital Services LLC	209,248 USD	(3,556)
FLIR Systems, Inc.	08/14/19	M	1.72%	Morgan Stanley Capital Services LLC	391,449 USD	(6,274)
Flowers Foods, Inc.	08/15/19	M	1.72%	Morgan Stanley Capital Services LLC	621,519 USD	(9,450)
Flushing Financial Corp.	08/16/19	M	1.72%	Morgan Stanley Capital Services LLC	96,025 USD	(1,782)
Fogo De Chao, Inc.	08/17/19	M	1.72%	Morgan Stanley Capital Services LLC	51,632 USD	—
Fonar Corp.	08/18/19	M	1.72%	Morgan Stanley Capital Services LLC	204,894 USD	1,643
Ford Motor Co.	08/19/19	M	1.72%	Morgan Stanley Capital Services LLC	150,873 USD	(2,404)
ForFarmers NV	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	64,614 EUR	901
FormFactor, Inc.	08/20/19	M	1.72%	Morgan Stanley Capital Services LLC	39,043 USD	(2,234)
Forrester Research, Inc.	08/21/19	M	1.72%	Morgan Stanley Capital Services LLC	385,638 USD	(7,994)
Fortress Biotech, Inc.	08/22/19	M	1.72%	Morgan Stanley Capital Services LLC	41,868 USD	6,694

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fortum Oyj	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	93,359 EUR	$(4,932)
Fortune Brands Home & Security, Inc.	08/23/19	M	1.72%	Morgan Stanley Capital Services LLC	676,401 USD	(1,241)
Forward Air Corp.	08/24/19	M	1.72%	Morgan Stanley Capital Services LLC	356,983 USD	696
Fossil Group, Inc.	08/25/19	M	1.72%	Morgan Stanley Capital Services LLC	450,338 USD	59,739
Foundation Medicine, Inc.	08/27/19	M	1.72%	Morgan Stanley Capital Services LLC	8,358 USD	1,394
Four Corners Property Trust	08/28/19	M	1.72%	Morgan Stanley Capital Services LLC	200,210 USD	(4,736)
Francesca’s Holdings Corp.	08/29/19	M	1.72%	Morgan Stanley Capital Services LLC	418,832 USD	13,606
Frank’s International NV	08/30/19	M	1.72%	Morgan Stanley Capital Services LLC	384,199 USD	51,795
Franklin Covey Co.	08/31/19	M	1.72%	Morgan Stanley Capital Services LLC	94,679 USD	8,241
Franklin Electric Co., Inc.	09/01/19	M	1.72%	Morgan Stanley Capital Services LLC	19,264 USD	473
Fraport AG Frankfurt Airport	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	68,531 EUR	2,310
Fred’s, Inc.	09/02/19	M	1.72%	Morgan Stanley Capital Services LLC	807,576 USD	10,095
FreightCar America, Inc.	09/03/19	M	1.72%	Morgan Stanley Capital Services LLC	285,153 USD	3,397
Fresh del Monte Produce, Inc.	09/04/19	M	1.72%	Morgan Stanley Capital Services LLC	240,428 USD	2,594
Frontier Communications Corp.	09/05/19	M	1.72%	Morgan Stanley Capital Services LLC	309,591 USD	(41,341)
FTD Cos., inc.	09/06/19	M	1.72%	Morgan Stanley Capital Services LLC	64,719 USD	271
FTI Consulting, Inc.	09/07/19	M	1.72%	Morgan Stanley Capital Services LLC	264,234 USD	(2,221)
FutureFuel Corp.	09/08/19	M	1.72%	Morgan Stanley Capital Services LLC	152,496 USD	(2,029)
Gaia, Inc.	09/09/19	M	1.72%	Morgan Stanley Capital Services LLC	65,369 USD	(1,038)
Galp Energia SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	83,437 EUR	(1,130)
GAMCO Investors, Inc.	09/10/19	M	1.72%	Morgan Stanley Capital Services LLC	156,468 USD	2,486
Gamestop Corp.	09/11/19	M	1.72%	Morgan Stanley Capital Services LLC	1,275,505 USD	(27,136)
Gaming and Leisure Properties, Inc.	09/12/19	M	1.72%	Morgan Stanley Capital Services LLC	410,062 USD	8,482
Gannett Co., Inc.	09/13/19	M	1.72%	Morgan Stanley Capital Services LLC	602,577 USD	1,042
Gap, Inc.	09/14/19	M	1.72%	Morgan Stanley Capital Services LLC	251,906 USD	2,658
Garmin Ltd.	09/15/19	M	1.72%	Morgan Stanley Capital Services LLC	583,323 USD	8,326
GasLog Ltd.	09/16/19	M	1.72%	Morgan Stanley Capital Services LLC	614,437 USD	65,723
GATX Corp.	09/17/19	M	1.72%	Morgan Stanley Capital Services LLC	727,042 USD	13,159
Gaztransport et Techniga SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	101,690 EUR	256
Gemalto	04/22/19	M	0.00%	Credit Suisse Securities (Europe) Limited	494,184 EUR	979
Gemalto	04/22/19	M	0.06%	Deutsche Bank AG	3,264,700 EUR	2,760
Gemalto	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	4,197,165 EUR	286,556
Gencor Industries, Inc.	09/18/19	M	1.72%	Morgan Stanley Capital Services LLC	56,005 USD	1,655
Gener8 Maritime, Inc.	09/19/19	M	1.72%	Morgan Stanley Capital Services LLC	140,577 USD	67,496
General Cable Corp.	04/22/19	M	1.78%	Deutsche Bank AG	2,384,926 USD	12,674
General Communication, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	1,482,937 USD	63,074
General Motors Co.	09/20/19	M	1.72%	Morgan Stanley Capital Services LLC	14,610 USD	(427)
Genesco, Inc.	09/21/19	M	1.72%	Morgan Stanley Capital Services LLC	410,295 USD	19,160
Genesee & Wyoming, Inc.	09/22/19	M	1.72%	Morgan Stanley Capital Services LLC	42,058 USD	377
Genie Energy Ltd.	09/23/19	M	1.72%	Morgan Stanley Capital Services LLC	78,417 USD	(3,002)
Genomic Health, Inc.	09/24/19	M	1.72%	Morgan Stanley Capital Services LLC	386,286 USD	(14,669)
Genpact Ltd.	09/25/19	M	1.72%	Morgan Stanley Capital Services LLC	512,008 USD	(7,628)
Gentex Corp.	09/26/19	M	1.72%	Morgan Stanley Capital Services LLC	52,248 USD	1,593
Genuine Parts Co.	09/27/19	M	1.72%	Morgan Stanley Capital Services LLC	247,459 USD	6,312
GEO Group, Inc.	09/28/19	M	1.72%	Morgan Stanley Capital Services LLC	9,940 USD	(75)
Geospace Technologies Corp.	09/29/19	M	1.72%	Morgan Stanley Capital Services LLC	125,150 USD	(80)
German American Bancorp	09/30/19	M	1.72%	Morgan Stanley Capital Services LLC	36,890 USD	(1,348)
Getty Realty Corp.	10/01/19	M	1.72%	Morgan Stanley Capital Services LLC	121,222 USD	(3,076)
Gilead Sciences, Inc.	10/02/19	M	1.72%	Morgan Stanley Capital Services LLC	860,364 USD	(38,151)
Gladstone Commercial Corp.	10/03/19	M	1.72%	Morgan Stanley Capital Services LLC	22,884 USD	(644)
Glatfelter	10/04/19	M	1.72%	Morgan Stanley Capital Services LLC	495,670 USD	26,394

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Glaukos Corp.	10/05/19	M	1.72%	Morgan Stanley Capital Services LLC	292,210 USD	$(8,624)
Global Brass & Copper Holdings, Inc.	10/06/19	M	1.72%	Morgan Stanley Capital Services LLC	58,641 USD	(1,378)
Global Net Lease, Inc.	10/07/19	M	1.72%	Morgan Stanley Capital Services LLC	567,640 USD	(20,027)
Globus Medical, Inc.	10/08/19	M	1.72%	Morgan Stanley Capital Services LLC	955,934 USD	38,439
Glu Mobile, Inc.	10/09/19	M	1.72%	Morgan Stanley Capital Services LLC	165,148 USD	(30,061)
GMS, Inc.	10/10/19	M	1.72%	Morgan Stanley Capital Services LLC	69,620 USD	202
GNC Holdings, Inc.	10/11/19	M	1.72%	Morgan Stanley Capital Services LLC	940,738 USD	(193,676)
Goodyear Tire & Rubber Co.	10/12/19	M	1.72%	Morgan Stanley Capital Services LLC	148,123 USD	(14)
Gorman Rupp Co.	10/13/19	M	1.72%	Morgan Stanley Capital Services LLC	210,442 USD	8,028
GP Strategies Corp.	10/14/19	M	1.72%	Morgan Stanley Capital Services LLC	175,839 USD	(3,997)
Graham Corp.	10/15/19	M	1.72%	Morgan Stanley Capital Services LLC	139,175 USD	(4,009)
Graham Holdings Co.	10/16/19	M	1.72%	Morgan Stanley Capital Services LLC	1,192,793 USD	(15,232)
Grainger PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	71,513 GBP	167
Gramercy Property Trust	10/17/19	M	1.72%	Morgan Stanley Capital Services LLC	91,109 USD	(1,478)
Grand Canyon Education, Inc.	10/18/19	M	1.72%	Morgan Stanley Capital Services LLC	97,237 USD	(813)
Graphic Packaging Holding Co.	10/19/19	M	1.72%	Morgan Stanley Capital Services LLC	239,069 USD	2,029
Great Ajax Corp.	10/20/19	M	1.72%	Morgan Stanley Capital Services LLC	162,615 USD	(3,699)
Great Plains Energy, Inc.	10/21/19	M	1.72%	Morgan Stanley Capital Services LLC	505,557 USD	(775)
Great Southern Bancorp, Inc.	10/22/19	M	1.72%	Morgan Stanley Capital Services LLC	145,934 USD	(2,089)
Green Bancorp, Inc.	10/23/19	M	1.72%	Morgan Stanley Capital Services LLC	14,892 USD	(1,088)
Green Brick Partners, Inc.	10/24/19	M	1.72%	Morgan Stanley Capital Services LLC	27,600 USD	(944)
Green Plains, Inc.	10/25/19	M	1.72%	Morgan Stanley Capital Services LLC	575,104 USD	12,540
Greenbrier Companies, Inc.	10/26/19	M	1.72%	Morgan Stanley Capital Services LLC	391,171 USD	16,841
Greggs PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	254,747 GBP	12,236
Greif, Inc.	10/27/19	M	1.72%	Morgan Stanley Capital Services LLC	422,964 USD	(5,507)
Grenke AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	234,055 EUR	(6,718)
Griffon Corp.	10/28/19	M	1.72%	Morgan Stanley Capital Services LLC	26,316 USD	261
Group 1 Automotive, Inc.	10/29/19	M	1.72%	Morgan Stanley Capital Services LLC	286,230 USD	(19,666)
GSI Technology, Inc.	10/30/19	M	1.72%	Morgan Stanley Capital Services LLC	80,870 USD	4,884
Guaranty Bancorp	10/31/19	M	1.72%	Morgan Stanley Capital Services LLC	50,357 USD	(1,416)
Guess?, Inc.	11/01/19	M	1.72%	Morgan Stanley Capital Services LLC	387,551 USD	15,020
Guidewire Software, Inc.	11/02/19	M	1.72%	Morgan Stanley Capital Services LLC	8,554 USD	60
Gulf Island Fabrication, Inc.	11/03/19	M	1.72%	Morgan Stanley Capital Services LLC	98,625 USD	9,903
Gulfport Energy Corp.	11/04/19	M	1.72%	Morgan Stanley Capital Services LLC	102,163 USD	3,719
GVC Holding	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	192,491 GBP	(873)
H&E Equipment Services, Inc.	11/05/19	M	1.72%	Morgan Stanley Capital Services LLC	256,903 USD	14,151
H&R Block, Inc.	11/06/19	M	1.72%	Morgan Stanley Capital Services LLC	874,665 USD	(27,969)
H.B. Fuller Co.	11/07/19	M	1.72%	Morgan Stanley Capital Services LLC	362,085 USD	1,538
Habit Restaurants, Inc.	11/08/19	M	1.72%	Morgan Stanley Capital Services LLC	107,681 USD	(6,365)
Hackett Group, Inc.	11/09/19	M	1.72%	Morgan Stanley Capital Services LLC	328,690 USD	4,503
Haemonetics Corp.	11/10/19	M	1.72%	Morgan Stanley Capital Services LLC	957,725 USD	2,628
Hallador Energy Co.	11/11/19	M	1.72%	Morgan Stanley Capital Services LLC	80,597 USD	1,965
Halma PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	82,281 GBP	710
Halyard Health, Inc.	11/12/19	M	1.72%	Morgan Stanley Capital Services LLC	1,182,292 USD	(31,624)
Hamburger Hafen und Logistik AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	90,059 EUR	2,023
Hamilton Beach Brand	11/13/19	M	1.87%	Morgan Stanley Capital Services LLC	54,272 USD	(1,659)
Hannon Armstrong Sustainable Infrastructure	11/14/19	M	1.72%	Morgan Stanley Capital Services LLC	84,975 USD	390
Hansteen Holdings PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	73,511 GBP	5,416
HarborOne Bancorp, Inc.	11/15/19	M	1.72%	Morgan Stanley Capital Services LLC	29,128 USD	(523)
Hardinge, Inc.	11/16/19	M	1.72%	Morgan Stanley Capital Services LLC	199,623 USD	2,483
Harris Corp.	11/17/19	M	1.72%	Morgan Stanley Capital Services LLC	449,517 USD	(5,303)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Haverty Furniture Co., Inc.	11/18/19	M	1.72%	Morgan Stanley Capital Services LLC	446,757 USD	$(17,585)
Hawaiian Electric Industries, Inc.	11/19/19	M	1.72%	Morgan Stanley Capital Services LLC	872,568 USD	(10,680)
Hawaiian Holdings, Inc.	11/20/19	M	1.72%	Morgan Stanley Capital Services LLC	8,249 USD	(160)
Hawaiian Telcom Holdco, Inc.	11/21/19	M	1.72%	Morgan Stanley Capital Services LLC	109,847 USD	107
Hawkins, Inc.	11/22/19	M	1.72%	Morgan Stanley Capital Services LLC	219,740 USD	(13,010)
Haynes International, Inc.	11/23/19	M	1.72%	Morgan Stanley Capital Services LLC	602,380 USD	8,749
Hays PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	163,277 GBP	6,963
HCA Healthcare, Inc.	11/24/19	M	1.72%	Morgan Stanley Capital Services LLC	1,106,093 USD	(4,931)
HealthCare Realty Trust, Inc.	11/25/19	M	1.72%	Morgan Stanley Capital Services LLC	87,379 USD	(3,449)
HealthEquity, Inc.	11/26/19	M	1.72%	Morgan Stanley Capital Services LLC	316,259 USD	2,802
HealthSouth Corp.	02/24/25	M	1.72%	Morgan Stanley Capital Services LLC	2,066,910 USD	(22,225)
HealthStream, Inc.	11/27/19	M	1.72%	Morgan Stanley Capital Services LLC	307,482 USD	(334)
Heartland Express, Inc.	11/28/19	M	1.72%	Morgan Stanley Capital Services LLC	65,979 USD	1,800
Heartland Financial USA, Inc.	11/29/19	M	1.72%	Morgan Stanley Capital Services LLC	116,671 USD	3,934
Heidrick & Struggles International	11/30/19	M	1.72%	Morgan Stanley Capital Services LLC	628,560 USD	(5,481)
Heineken NV	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,466,902 EUR	11,002
Helix Energy Solutions Group	12/01/19	M	1.72%	Morgan Stanley Capital Services LLC	34,317 USD	4,710
HELLA KGaA Hueck & Co.	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	183,622 EUR	11,532
Helmerich & Payne	12/02/19	M	1.72%	Morgan Stanley Capital Services LLC	188,825 USD	22,418
Hemfosa Fastigheter AB	04/22/19	M	0.25%	Credit Suisse Securities (Europe) Limited	791,957 SEK	708
Hemisphere Media Group, Inc.	12/03/19	M	1.72%	Morgan Stanley Capital Services LLC	180,948 USD	(780)
Henry Schein, Inc.	12/04/19	M	1.72%	Morgan Stanley Capital Services LLC	823,849 USD	(4,995)
Hera SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	83,438 EUR	(5,667)
Heritage Commerce Corp.	12/05/19	M	1.72%	Morgan Stanley Capital Services LLC	6,083 USD	(32)
Heritage Crystal Clean, Inc.	12/07/19	M	1.72%	Morgan Stanley Capital Services LLC	300,011 USD	12,950
Heritage Financial Corp.	12/06/19	M	1.72%	Morgan Stanley Capital Services LLC	16,764 USD	(502)
Herman Miller, Inc.	12/08/19	M	1.72%	Morgan Stanley Capital Services LLC	504,131 USD	66,221
Hersha Hospitality Trust	12/09/19	M	1.72%	Morgan Stanley Capital Services LLC	63,266 USD	(556)
Hershey Co.	12/10/19	M	1.72%	Morgan Stanley Capital Services LLC	222,464 USD	(2,141)
Heska Corp.	12/11/19	M	1.72%	Morgan Stanley Capital Services LLC	407,517 USD	3,639
Hewlett Packard Enterprise	12/12/19	M	1.72%	Morgan Stanley Capital Services LLC	329,139 USD	(1,142)
Hexagon AB	04/22/19	M	0.25%	Credit Suisse Securities (Europe) Limited	10,917,196 SEK	(6,862)
Hexel Corp.	12/13/19	M	1.72%	Morgan Stanley Capital Services LLC	192,843 USD	(675)
HFF, Inc.	12/14/19	M	1.72%	Morgan Stanley Capital Services LLC	70,143 USD	5,978
Hibbett Sports, Inc.	12/15/19	M	1.72%	Morgan Stanley Capital Services LLC	258,972 USD	(6,196)
Hiedelberger Druckmaschinen	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	80,653 EUR	3,487
Highwoods Properties, Inc.	12/16/19	M	1.72%	Morgan Stanley Capital Services LLC	569,156 USD	119
Hill-Rom Holdings, Inc.	12/17/19	M	1.72%	Morgan Stanley Capital Services LLC	926,031 USD	5,795
Hillenbrand, Inc.	12/18/19	M	1.72%	Morgan Stanley Capital Services LLC	458,488 USD	1,028
HMS Holdings Corp.	12/19/19	M	1.72%	Morgan Stanley Capital Services LLC	856,810 USD	11,200
HNI Corp.	12/20/19	M	1.72%	Morgan Stanley Capital Services LLC	617,503 USD	57,202
HollyFrontier Corp.	12/21/19	M	1.72%	Morgan Stanley Capital Services LLC	415,856 USD	29,195
Hologic, Inc.	12/22/19	M	1.72%	Morgan Stanley Capital Services LLC	462,462 USD	(7,260)
Home Bancorp, Inc.	12/23/19	M	1.72%	Morgan Stanley Capital Services LLC	62,233 USD	(1,034)
Honeywell International, Inc.	12/24/19	M	1.72%	Morgan Stanley Capital Services LLC	117,792 USD	(318)
Hooker Furniture Corp.	12/25/19	M	1.72%	Morgan Stanley Capital Services LLC	159,986 USD	(4,576)
Horizon Bancorp Indiana	12/26/19	M	1.72%	Morgan Stanley Capital Services LLC	100,365 USD	1,021
Hortonworks, Inc.	12/27/19	M	1.72%	Morgan Stanley Capital Services LLC	81,058 USD	609
Hospitality Properties Trust	12/28/19	M	1.72%	Morgan Stanley Capital Services LLC	330,074 USD	(6,470)
Howard Hughes Corp.	12/29/19	M	1.72%	Morgan Stanley Capital Services LLC	112,413 USD	(308)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
HP, Inc.	12/30/19	M	1.72%	Morgan Stanley Capital Services LLC	554,367 USD	$(2,161)
HSN, Inc.	02/25/25	M	1.72%	Morgan Stanley Capital Services LLC	458,921 USD	(6,880)
HSN, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	2,892,461 USD	9,753
Hudson Technologies, Inc.	12/31/19	M	1.72%	Morgan Stanley Capital Services LLC	60,712 USD	3,715
Hugo Boss AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	101,451 EUR	673
Humana, Inc.	01/01/20	M	1.72%	Morgan Stanley Capital Services LLC	644,033 USD	(5,996)
Hurco Companies, Inc.	01/02/20	M	1.72%	Morgan Stanley Capital Services LLC	164,686 USD	4,747
Huron Consulting Group, Inc.	01/03/20	M	1.72%	Morgan Stanley Capital Services LLC	64,732 USD	271
Huttig Building Products, Inc.	01/04/20	M	1.72%	Morgan Stanley Capital Services LLC	73,485 USD	(142)
HVB Real Estate	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	161,067 EUR	(2,499)
Hyster Yale Materials	01/05/20	M	1.72%	Morgan Stanley Capital Services LLC	62,104 USD	1,170
IBEX 35 Index Future	04/22/19		0.00%	Merrill Lynch International	1,337,701 EUR	(41,991)
iCade	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	81,236 EUR	538
ICF International, Inc.	01/06/20	M	1.72%	Morgan Stanley Capital Services LLC	139,696 USD	(1,149)
Ichor Holdings Ltd.	01/07/20	M	1.72%	Morgan Stanley Capital Services LLC	95,549 USD	(2,142)
ICU Medical, Inc.	01/08/20	M	1.72%	Morgan Stanley Capital Services LLC	590,736 USD	(7,104)
IdaCorp., Inc.	01/09/20	M	1.72%	Morgan Stanley Capital Services LLC	868,645 USD	(4,928)
IDEXX Laboratories, Inc.	01/10/20	M	1.72%	Morgan Stanley Capital Services LLC	843,599 USD	(3,057)
IDT Corp.	01/11/20	M	1.72%	Morgan Stanley Capital Services LLC	714,976 USD	5,422
IES Holdings, Inc.	01/12/20	M	1.72%	Morgan Stanley Capital Services LLC	34,650 USD	(495)
Ignyta, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	2,660,343 USD	(10,448)
ILG, Inc.	01/13/20	M	1.72%	Morgan Stanley Capital Services LLC	99,812 USD	1,747
Immunogen, Inc.	01/14/20	M	1.72%	Morgan Stanley Capital Services LLC	27,680 USD	(47)
Imperial Brands PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	5,611,306 GBP	198,919
Independence Contract Drilling, Inc.	01/15/20	M	1.72%	Morgan Stanley Capital Services LLC	66,657 USD	7,864
Independent Bank Corp.	01/16/20	M	1.72%	Morgan Stanley Capital Services LLC	7,050 USD	(65)
Indtuit, Inc.	02/17/20	M	1.72%	Morgan Stanley Capital Services LLC	96,783 USD	(695)
Inel Corp.	02/04/20	M	1.72%	Morgan Stanley Capital Services LLC	406,209 USD	14,586
Inficon Holding AG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	100,200 CHF	1,457
Infrareit, Inc.	01/17/20	M	1.72%	Morgan Stanley Capital Services LLC	59,192 USD	(5,254)
Ingles Markets, Inc.	01/18/20	M	1.72%	Morgan Stanley Capital Services LLC	438,273 USD	21,250
Ingredion, Inc.	01/19/20	M	1.72%	Morgan Stanley Capital Services LLC	284,097 USD	(2,120)
InnerWorkings, Inc.	01/20/20	M	1.72%	Morgan Stanley Capital Services LLC	40,942 USD	(722)
Innophos Holdings, Inc.	01/21/20	M	1.72%	Morgan Stanley Capital Services LLC	661,448 USD	23,707
Innospec, Inc.	01/22/20	M	1.72%	Morgan Stanley Capital Services LLC	80,290 USD	2,101
Innoviva, Inc.	01/23/20	M	1.72%	Morgan Stanley Capital Services LLC	847,803 USD	43,684
Inogen, Inc.	01/24/20	M	1.72%	Morgan Stanley Capital Services LLC	777,289 USD	(18,035)
Inovalon Holdings, Inc.	01/25/20	M	1.72%	Morgan Stanley Capital Services LLC	437,418 USD	552
Inovio Pharmaceuticals, Inc.	01/26/20	M	1.72%	Morgan Stanley Capital Services LLC	20,108 USD	(1,234)
Insight Enterprises, Inc.	01/27/20	M	1.72%	Morgan Stanley Capital Services LLC	408,630 USD	(2,641)
Insperity, Inc.	01/28/20	M	1.72%	Morgan Stanley Capital Services LLC	72,351 USD	(90)
Insteel Industries, Inc.	01/29/20	M	1.72%	Morgan Stanley Capital Services LLC	115,493 USD	2,884
Instructure, Inc.	01/30/20	M	1.72%	Morgan Stanley Capital Services LLC	313,907 USD	(9,652)
Insys Therapeutics, Inc.	01/31/20	M	1.72%	Morgan Stanley Capital Services LLC	25,203 USD	13,902
Integer Holdings Corp.	02/01/20	M	1.72%	Morgan Stanley Capital Services LLC	1,001,808 USD	(12,049)
Integra LifeSciences Holding	02/02/20	M	1.72%	Morgan Stanley Capital Services LLC	921,328 USD	(42,427)
Integrated Device Technology, Inc.	02/03/20	M	1.72%	Morgan Stanley Capital Services LLC	22,626 USD	(418)
Inter Parfums, Inc.	02/05/20	M	1.72%	Morgan Stanley Capital Services LLC	192,486 USD	(6,216)
Intercontinental Hotels Group	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	9,216,056 GBP	374,840
Interdigital, Inc.	02/06/20	M	1.72%	Morgan Stanley Capital Services LLC	492,972 USD	7,333
Interface, Inc.	02/07/20	M	1.72%	Morgan Stanley Capital Services LLC	45,760 USD	1,698
Intermediate Capital Group	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	160,989 GBP	7,861
International Business Machines Corp.	02/13/20	M	1.72%	Morgan Stanley Capital Services LLC	295,505 USD	903

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
International Flavors & Fragrances	02/15/20	M	1.72%	Morgan Stanley Capital Services LLC	154,099 USD	$(268)
International Game Technology PLC	02/08/20	M	1.72%	Morgan Stanley Capital Services LLC	245,668 USD	(1,405)
International Seaways, Inc.	02/09/20	M	1.72%	Morgan Stanley Capital Services LLC	705,182 USD	24,099
International Speedway Corp.	02/16/20	M	1.72%	Morgan Stanley Capital Services LLC	293,319 USD	(10,982)
Interpublic Group of Cos., Inc.	02/10/20	M	1.72%	Morgan Stanley Capital Services LLC	81,103 USD	(1,189)
Interpump Group SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	158,123 EUR	(4,865)
Intersect ENT, Inc.	02/11/20	M	1.72%	Morgan Stanley Capital Services LLC	361,286 USD	3,377
Intertek Group PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	93,030 GBP	3,610
Intevac, Inc.	02/12/20	M	1.72%	Morgan Stanley Capital Services LLC	106,610 USD	(2,285)
INTL FCStone, Inc.	02/14/20	M	1.72%	Morgan Stanley Capital Services LLC	14,829 USD	227
Intu Properties PLC	04/22/19	M	0.00%	Credit Suisse Securities (Europe) Limited	26,792 GBP	271
Intu Properties PLC	04/22/19	M	0.84%	Deutsche Bank AG	1,323,808 GBP	97,051
Intuitive Surgical, Inc.	02/18/20	M	1.72%	Morgan Stanley Capital Services LLC	224,503 USD	(1,890)
Invacare Corp.	02/19/20	M	1.72%	Morgan Stanley Capital Services LLC	569,870 USD	(16,483)
Invesco Mortgage Capital, Inc.	02/20/20	M	1.72%	Morgan Stanley Capital Services LLC	195,832 USD	(8,510)
Investment Technology Group	02/21/20	M	1.72%	Morgan Stanley Capital Services LLC	10,436 USD	171
Investors Real Estate Trust	02/22/20	M	1.72%	Morgan Stanley Capital Services LLC	3,568 USD	(13)
IQE PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	86,234 GBP	(8,288)
Iren SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	275,068 EUR	(13,181)
iRhythm Technologies, Inc.	02/23/20	M	1.72%	Morgan Stanley Capital Services LLC	54,053 USD	876
Iridium Communications, Inc.	02/24/20	M	1.72%	Morgan Stanley Capital Services LLC	142,165 USD	7,282
Italgas SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	66,739 EUR	(1,769)
Iteris, Inc.	02/25/20	M	1.72%	Morgan Stanley Capital Services LLC	258,870 USD	(8,765)
ITT, Inc.	02/26/20	M	1.72%	Morgan Stanley Capital Services LLC	8,034 USD	(82)
IXYS Corp.	02/27/20	M	1.72%	Morgan Stanley Capital Services LLC	102,648 USD	(214)
J&J Snack Foods Corp.	02/28/20	M	1.72%	Morgan Stanley Capital Services LLC	345,258 USD	(3,641)
J. Alexander’s Holdings, Inc.	02/29/20	M	1.72%	Morgan Stanley Capital Services LLC	13,170 USD	(395)
J. Jill, Inc.	03/01/20	M	1.72%	Morgan Stanley Capital Services LLC	593,376 USD	27,044
J2 Global, Inc.	03/02/20	M	1.72%	Morgan Stanley Capital Services LLC	581,644 USD	(5,038)
Jabil, Inc.	03/03/20	M	1.72%	Morgan Stanley Capital Services LLC	86,141 USD	(2,010)
Jack Henry & Associates, Inc.	03/04/20	M	1.72%	Morgan Stanley Capital Services LLC	380,353 USD	(3,858)
Jack in the Box, Inc.	03/05/20	M	1.72%	Morgan Stanley Capital Services LLC	381,386 USD	(4,840)
Jean Coutu Group, Inc.	04/22/19	M	1.68%	Deutsche Bank AG	4,058,367 CAD	(38,705)
Jenoptik AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	173,964 EUR	(5,209)
John B. Sanfilippo & Son, Inc.	03/06/20	M	1.72%	Morgan Stanley Capital Services LLC	808,873 USD	6,863
John Wiley & Sons, Inc.	11/19/21	M	1.72%	Morgan Stanley Capital Services LLC	581,547 USD	6,258
Johnson & Johnson	03/07/20	M	1.72%	Morgan Stanley Capital Services LLC	1,051,176 USD	(12,357)
Johnson Outdoors, Inc.	03/08/20	M	1.72%	Morgan Stanley Capital Services LLC	503,904 USD	(8,799)
Juniper Networks, Inc.	03/09/20	M	1.72%	Morgan Stanley Capital Services LLC	78,242 USD	276
Jupiter Fund Management	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	154,901 GBP	2,579
K12, Inc.	03/10/20	M	1.72%	Morgan Stanley Capital Services LLC	316,545 USD	(7,544)
K2M Group Holdings, Inc.	03/11/20	M	1.72%	Morgan Stanley Capital Services LLC	357,092 USD	(674)
Kadant, Inc.	03/12/20	M	1.72%	Morgan Stanley Capital Services LLC	99,232 USD	1,268
Kaiser Aluminum Corp.	03/13/20	M	1.72%	Morgan Stanley Capital Services LLC	362,856 USD	17,636
Kaman Corp.	03/14/20	M	1.72%	Morgan Stanley Capital Services LLC	627,153 USD	1,906
Kapstone Paper and Packaging	03/15/20	M	1.72%	Morgan Stanley Capital Services LLC	136,413 USD	2,132
KAR Auction Services, Inc.	03/16/20	M	1.72%	Morgan Stanley Capital Services LLC	546,795 USD	(4,722)
KAZ Minerals PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	158,635 GBP	31,914
KBC Ancora	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	315,343 EUR	(1,617)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Kearny Financial Corp.	03/17/20	M	1.72%	Morgan Stanley Capital Services LLC	138,193 USD	$(1,887)
Kelly Services, Inc.	03/18/20	M	1.72%	Morgan Stanley Capital Services LLC	717,904 USD	(26,855)
Kennametal, Inc.	03/19/20	M	1.72%	Morgan Stanley Capital Services LLC	124,357 USD	4,123
Kering	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	298,248 EUR	3,819
Kerry Group PLC	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	92,061 EUR	(447)
Key Energy Services, Inc.	03/20/20	M	1.72%	Morgan Stanley Capital Services LLC	97,581 USD	12,408
Keywords Studios	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	108,421 GBP	13,927
Kforce, Inc.	03/21/20	M	1.72%	Morgan Stanley Capital Services LLC	656,973 USD	(24,183)
Kilroy Realty Corp.	03/22/20	M	1.72%	Morgan Stanley Capital Services LLC	192,781 USD	3,624
Kimball Electronics, Inc.	03/23/20	M	1.72%	Morgan Stanley Capital Services LLC	264,995 USD	(20,481)
Kimball International	03/24/20	M	1.72%	Morgan Stanley Capital Services LLC	357,192 USD	10,234
Kinder Morgan, Inc.	03/25/20	M	1.72%	Morgan Stanley Capital Services LLC	464,755 USD	3,782
Kindred Biosciences, Inc.	03/26/20	M	1.72%	Morgan Stanley Capital Services LLC	48,069 USD	7,667
Kindred Healthcare, Inc.	03/27/20	M	1.72%	Morgan Stanley Capital Services LLC	774,937 USD	99,120
Kion Group AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	85,324 EUR	6,617
Kirkland’s, Inc.	03/28/20	M	1.72%	Morgan Stanley Capital Services LLC	89,887 USD	(2,590)
KLA Tencor Corp.	03/29/20	M	1.72%	Morgan Stanley Capital Services LLC	152,976 USD	(7,769)
KMG Chemicals, Inc.	03/30/20	M	1.72%	Morgan Stanley Capital Services LLC	85,060 USD	1,307
Knoll, Inc.	03/31/20	M	1.72%	Morgan Stanley Capital Services LLC	631,449 USD	61,341
Knowles Corp.	04/01/20	M	1.72%	Morgan Stanley Capital Services LLC	186,933 USD	(883)
Koenig & Bauer AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	95,197 EUR	3,833
Kohl’s Corp.	04/02/20	M	1.72%	Morgan Stanley Capital Services LLC	302,315 USD	11,948
Koninklijke KPN NV	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	5,850,000 EUR	(40,795)
Koninklijke KPN NV	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	6,929,746 EUR	(48,324)
Koninklijke Philips NV	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,383,929 EUR	(58,905)
Korn/Ferry International	04/03/20	M	1.72%	Morgan Stanley Capital Services LLC	761,892 USD	(10,472)
Kronos Worldwide, Inc.	04/04/20	M	1.72%	Morgan Stanley Capital Services LLC	413,042 USD	5,901
Kura Oncology, Inc.	04/05/20	M	1.72%	Morgan Stanley Capital Services LLC	283,674 USD	34,290
KVH Industries, Inc.	04/06/20	M	1.72%	Morgan Stanley Capital Services LLC	57,317 USD	(278)
L.B. Foster Co.	08/26/19	M	1.72%	Morgan Stanley Capital Services LLC	63,107 USD	8,732
La Doria SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	66,405 EUR	(1,407)
La-Z-Boy, Inc.	04/07/20	M	1.72%	Morgan Stanley Capital Services LLC	192,824 USD	(164)
Laboratory Corporation of America Holdings	04/08/20	M	1.72%	Morgan Stanley Capital Services LLC	1,131,981 USD	(4,884)
Ladder Capital Corp. REIT	04/09/20	M	1.72%	Morgan Stanley Capital Services LLC	40,776 USD	(267)
Lakeland Bancorp, Inc.	04/10/20	M	1.72%	Morgan Stanley Capital Services LLC	53,820 USD	(2,018)
Lamar Advertising Co.	04/11/20	M	1.72%	Morgan Stanley Capital Services LLC	44,196 USD	51
Lamb Weston Holdings, Inc.	04/12/20	M	1.72%	Morgan Stanley Capital Services LLC	189,899 USD	2,200
Lancaster Colony Corp.	04/13/20	M	1.72%	Morgan Stanley Capital Services LLC	34,537 USD	(555)
Landec Corp.	04/14/20	M	1.72%	Morgan Stanley Capital Services LLC	64,235 USD	(756)
Lannett Co., Inc.	04/15/20	M	1.72%	Morgan Stanley Capital Services LLC	663,412 USD	(89,861)
Lantheus Holdings, Inc.	04/16/20	M	1.72%	Morgan Stanley Capital Services LLC	276,428 USD	9,422
Lasalle Hotel Properties	04/17/20	M	1.72%	Morgan Stanley Capital Services LLC	971 USD	(16)
Lattice Semiconductor Corp.	04/18/20	M	1.72%	Morgan Stanley Capital Services LLC	135,559 USD	(1,851)
Lazard Ltd.	04/19/20	M	1.72%	Morgan Stanley Capital Services LLC	66,474 USD	1,251
Leggett & Platt, Inc.	04/20/20	M	1.72%	Morgan Stanley Capital Services LLC	356,531 USD	4,690
Legrand SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,044,362 EUR	50,188
Leidos Holdings, Inc.	04/21/20	M	1.72%	Morgan Stanley Capital Services LLC	232,136 USD	(265)
Lemaitre Vascular, Inc.	04/22/20	M	1.72%	Morgan Stanley Capital Services LLC	618,283 USD	(13,833)
Lennox International, Inc.	04/23/20	M	1.72%	Morgan Stanley Capital Services LLC	244,222 USD	(766)
Leoni AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	183,931 EUR	817
LHC Group, Inc.	04/24/20	M	1.72%	Morgan Stanley Capital Services LLC	1,115,500 USD	(7,365)
Libbey, Inc.	04/25/20	M	1.72%	Morgan Stanley Capital Services LLC	299,954 USD	42,605
Liberty Property Trust	04/26/20	M	1.72%	Morgan Stanley Capital Services LLC	336,129 USD	(3,919)
Liberty Tax, Inc.	04/27/20	M	1.72%	Morgan Stanley Capital Services LLC	127,531 USD	1,037
Lifepoint Health, Inc.	04/28/20	M	1.72%	Morgan Stanley Capital Services LLC	1,747,067 USD	20,534
Lifetime Brands, Inc.	04/29/20	M	1.72%	Morgan Stanley Capital Services LLC	82,040 USD	(2,229)
Ligand Pharmaceuticals	04/30/20	M	1.72%	Morgan Stanley Capital Services LLC	565,310 USD	3,497
Limelight Networks, Inc.	05/01/20	M	1.72%	Morgan Stanley Capital Services LLC	262,244 USD	(15,129)
Limoneira Co.	05/02/20	M	1.72%	Morgan Stanley Capital Services LLC	107,356 USD	5,069

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Lindsay Corp.	05/03/20	M	1.72%	Morgan Stanley Capital Services LLC	235,649 USD	$(2,183)
Lithia Motors, Inc.	05/04/20	M	1.72%	Morgan Stanley Capital Services LLC	22,434 USD	(625)
Littelfuse, Inc.	05/05/20	M	1.72%	Morgan Stanley Capital Services LLC	15,580 USD	(150)
Livanova PLC	05/06/20	M	1.72%	Morgan Stanley Capital Services LLC	1,044,149 USD	(5,109)
Live Oak Bancshares, Inc.	05/07/20	M	1.72%	Morgan Stanley Capital Services LLC	151,541 USD	(3,719)
Liveperson, Inc.	05/08/20	M	1.72%	Morgan Stanley Capital Services LLC	251,215 USD	(16,339)
LKQ Corp.	05/09/20	M	1.72%	Morgan Stanley Capital Services LLC	76,633 USD	2,226
Lloyds Banking Group PLC	04/22/19	M	0.79%	JPMorgan Chase Bank, N.A.	6,641,000 GBP	222,775
Lloyds Banking Group PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	4,664,502 GBP	156,473
Loews Corp.	05/10/20	M	1.72%	Morgan Stanley Capital Services LLC	324,898 USD	1,598
Lonza Group AG REG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	347,486 CHF	4,665
LSC Communications, Inc.	05/11/20	M	1.72%	Morgan Stanley Capital Services LLC	634,268 USD	(33,146)
LSI Industries, Inc.	05/12/20	M	1.72%	Morgan Stanley Capital Services LLC	136,931 USD	(5,358)
LTC Properties, Inc.	05/13/20	M	1.72%	Morgan Stanley Capital Services LLC	306,765 USD	(6,401)
Luminex Corp.	05/14/20	M	1.72%	Morgan Stanley Capital Services LLC	686,867 USD	(28,257)
LyondellBasell Industries N.V.	05/15/20	M	1.72%	Morgan Stanley Capital Services LLC	187,504 USD	812
M/I Homes, Inc.	05/16/20	M	1.72%	Morgan Stanley Capital Services LLC	143,212 USD	821
Macatawa Bank Corp.	05/17/20	M	1.72%	Morgan Stanley Capital Services LLC	6,884 USD	(34)
Macquarie Infrastructure Co.	05/18/20	M	1.72%	Morgan Stanley Capital Services LLC	491,670 USD	(4,327)
Macy’s, Inc.	05/19/20	M	1.72%	Morgan Stanley Capital Services LLC	474,775 USD	7,941
Magellan Health, Inc.	05/20/20	M	1.72%	Morgan Stanley Capital Services LLC	1,136,960 USD	302
MainSource Financial Group	05/21/20	M	1.72%	Morgan Stanley Capital Services LLC	43,210 USD	(2,542)
MainSource Financial Group	04/22/19	M	1.78%	Deutsche Bank AG	1,109,746 USD	37,650
Maisons Du Monde SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	84,346 EUR	4,333
MallInckrodt PLC	05/22/20	M	1.72%	Morgan Stanley Capital Services LLC	478,485 USD	(16,614)
Man Group PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	336,623 GBP	10,340
Manhattan Associates, Inc.	05/23/20	M	1.72%	Morgan Stanley Capital Services LLC	221,702 USD	12,771
ManpowerGroup, Inc.	05/24/20	M	1.72%	Morgan Stanley Capital Services LLC	598,477 USD	(2,103)
Mantech International Corp.	05/25/20	M	1.72%	Morgan Stanley Capital Services LLC	436,352 USD	(4,567)
Marathon Petroleum Corp.	05/26/20	M	1.72%	Morgan Stanley Capital Services LLC	200,340 USD	701
Marcus & Millichap, Inc.	05/27/20	M	1.72%	Morgan Stanley Capital Services LLC	23,113 USD	1,083
Marcus Corp.	05/28/20	M	1.72%	Morgan Stanley Capital Services LLC	66,157 USD	(1,994)
Marine Products Corp.	05/29/20	M	1.72%	Morgan Stanley Capital Services LLC	69,001 USD	(11,225)
Marlin Business Services, Inc.	05/30/20	M	1.72%	Morgan Stanley Capital Services LLC	52,942 USD	(929)
Marriott Vacations World	05/31/20	M	1.72%	Morgan Stanley Capital Services LLC	46,478 USD	(371)
Marten Transport Ltd.	06/01/20	M	1.72%	Morgan Stanley Capital Services LLC	73,047 USD	(536)
Marvell Technology Group Ltd.	06/02/20	M	1.72%	Morgan Stanley Capital Services LLC	50,321 USD	(1,219)
Masco Corp.	06/03/20	M	1.72%	Morgan Stanley Capital Services LLC	307,446 USD	4,353
Masimo Corp.	06/04/20	M	1.72%	Morgan Stanley Capital Services LLC	931,674 USD	(20,159)
Materion Corp.	06/05/20	M	1.72%	Morgan Stanley Capital Services LLC	181,210 USD	749
Matrix Service Co.	06/06/20	M	1.72%	Morgan Stanley Capital Services LLC	4,019 USD	92
Matson, Inc.	06/07/20	M	1.72%	Morgan Stanley Capital Services LLC	139,021 USD	2,540
Matthews International Corp.	06/08/20	M	1.72%	Morgan Stanley Capital Services LLC	211,380 USD	(3,929)
Maxim Integrated Products	06/09/20	M	1.72%	Morgan Stanley Capital Services LLC	498,027 USD	(4,557)
Maximus, Inc.	06/10/20	M	1.72%	Morgan Stanley Capital Services LLC	497,356 USD	1,628
Maxwell Technologies, Inc.	06/11/20	M	1.72%	Morgan Stanley Capital Services LLC	203,967 USD	5,081
MCBC Holdings, Inc.	06/12/20	M	1.72%	Morgan Stanley Capital Services LLC	30,101 USD	(148)
Mcdermott International, Inc.	06/13/20	M	1.72%	Morgan Stanley Capital Services LLC	19,742 USD	(2,258)
McGrath RentCorp.	06/14/20	M	1.72%	Morgan Stanley Capital Services LLC	544,966 USD	16,774
McKesson Corp.	06/15/20	M	1.72%	Morgan Stanley Capital Services LLC	653,238 USD	(19,301)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
MDC Holdings, Inc.	06/16/20	M	1.72%	Morgan Stanley Capital Services LLC	494,181 USD	$4,709
MDU Resources Group, Inc.	06/17/20	M	1.72%	Morgan Stanley Capital Services LLC	27,028 USD	201
MediciNova, Inc.	06/18/20	M	1.72%	Morgan Stanley Capital Services LLC	95,181 USD	(5,093)
Medidata Solutions, Inc.	06/19/20	M	1.72%	Morgan Stanley Capital Services LLC	418,523 USD	(18,595)
Medifast, Inc.	06/20/20	M	1.72%	Morgan Stanley Capital Services LLC	669,945 USD	(33,068)
MEDNAX, Inc.	06/21/20	M	1.72%	Morgan Stanley Capital Services LLC	985,917 USD	39,115
Medpace Holdings, Inc.	06/22/20	M	1.72%	Morgan Stanley Capital Services LLC	245,432 USD	1,498
Medtronic PLC	06/23/20	M	1.72%	Morgan Stanley Capital Services LLC	1,068,475 USD	(29,626)
Melinta Therapeutics, Inc.	06/24/20	M	1.72%	Morgan Stanley Capital Services LLC	8,102 USD	(344)
Mercantile Bank Corp.	06/25/20	M	1.72%	Morgan Stanley Capital Services LLC	71,409 USD	(2,438)
Merck & Co., Inc.	06/26/20	M	1.72%	Morgan Stanley Capital Services LLC	1,059,305 USD	(1,317)
Mercury General Corp.	06/27/20	M	1.72%	Morgan Stanley Capital Services LLC	26,591 USD	289
Meredith Corp.	06/28/20	M	1.72%	Morgan Stanley Capital Services LLC	548,415 USD	(26,621)
Meridian Bancorp, Inc.	06/29/20	M	1.72%	Morgan Stanley Capital Services LLC	118,166 USD	1,746
Meridian Bioscience, Inc.	06/30/20	M	1.72%	Morgan Stanley Capital Services LLC	1,103,099 USD	(19,009)
Merit Medical Systems, Inc.	07/01/20	M	1.72%	Morgan Stanley Capital Services LLC	615,221 USD	(20,098)
Merrimack Pharmaceuticals, Inc.	07/02/20	M	1.72%	Morgan Stanley Capital Services LLC	9,301 USD	(311)
Mesa Laboratories, Inc.	07/03/20	M	1.72%	Morgan Stanley Capital Services LLC	234,978 USD	(18,448)
Methode Electronics, Inc.	07/04/20	M	1.72%	Morgan Stanley Capital Services LLC	36,102 USD	(333)
Mettler Toledo International	07/05/20	M	1.72%	Morgan Stanley Capital Services LLC	523,599 USD	(6,919)
MFA Financial, Inc.	07/06/20	M	1.72%	Morgan Stanley Capital Services LLC	37,052 USD	(1,309)
MGE Energy, Inc.	07/07/20	M	1.72%	Morgan Stanley Capital Services LLC	165,440 USD	(2,894)
MGIC Investment Corp.	07/08/20	M	1.72%	Morgan Stanley Capital Services LLC	37,262 USD	(1,761)
Microchip Technology, Inc.	07/09/20	M	1.72%	Morgan Stanley Capital Services LLC	29,223 USD	(135)
Microsemi Corp.	07/10/20	M	1.72%	Morgan Stanley Capital Services LLC	241,943 USD	(4,146)
Microsoft Corp.	07/11/20	M	1.72%	Morgan Stanley Capital Services LLC	211,180 USD	103
Microstrategy, Inc.	07/12/20	M	1.72%	Morgan Stanley Capital Services LLC	157,204 USD	(301)
Mid-America Apartment Communities	07/13/20	M	1.72%	Morgan Stanley Capital Services LLC	292,376 USD	1,661
Middlesex Water Co.	07/14/20	M	1.72%	Morgan Stanley Capital Services LLC	259,974 USD	(9,339)
Midland States Bancorp, Inc.	07/15/20	M	1.72%	Morgan Stanley Capital Services LLC	36,769 USD	680
Midstates Petroleum Co, Inc.	07/16/20	M	1.72%	Morgan Stanley Capital Services LLC	383,167 USD	9,978
Midwestone Financial Group, Inc.	07/17/20	M	1.72%	Morgan Stanley Capital Services LLC	44,266 USD	(2,220)
Miller Industries, Inc.	07/18/20	M	1.72%	Morgan Stanley Capital Services LLC	175,028 USD	(2,891)
MiMedx Group, Inc.	07/19/20	M	1.72%	Morgan Stanley Capital Services LLC	272,488 USD	2,398
Minerals Technologies, Inc.	07/20/20	M	1.72%	Morgan Stanley Capital Services LLC	172,595 USD	3,868
Mistras Group, Inc.	07/21/20	M	1.72%	Morgan Stanley Capital Services LLC	55,848 USD	1,466
Mitek Systems, Inc.	07/22/20	M	1.72%	Morgan Stanley Capital Services LLC	304,735 USD	8,757
MKS Instruments, Inc.	07/23/20	M	1.72%	Morgan Stanley Capital Services LLC	49,464 USD	(1,174)
Mobile Mini, Inc.	07/24/20	M	1.72%	Morgan Stanley Capital Services LLC	390,544 USD	17,315
Model N, Inc.	07/25/20	M	1.72%	Morgan Stanley Capital Services LLC	106,539 USD	(337)
Modern Times Group	04/22/19	M	0.25%	Credit Suisse Securities (Europe) Limited	997,225 SEK	(3,412)
Moelis & Co.	07/26/20	M	1.72%	Morgan Stanley Capital Services LLC	62,880 USD	655
Moncler SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	148,886 EUR	10,363
Moneygram International, Inc.	07/27/20	M	1.72%	Morgan Stanley Capital Services LLC	72,688 USD	(818)
Monmouth Real Estate Investment Corp.	07/28/20	M	1.72%	Morgan Stanley Capital Services LLC	53,590 USD	(243)
Monolithic Power Systems, Inc.	07/29/20	M	1.72%	Morgan Stanley Capital Services LLC	102,988 USD	(741)
Monotype Imaging Holdings, Inc.	07/30/20	M	1.72%	Morgan Stanley Capital Services LLC	619,204 USD	(172)
Monsanto Co.	07/31/20	M	1.72%	Morgan Stanley Capital Services LLC	143,955 USD	619

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Monsanto Co.	04/22/19	M	1.78%	Deutsche Bank AG	7,963,029 USD	$(72,555)
Monsanto Co.	04/22/19	M	1.87%	Credit Suisse Securities (Europe) Limited	15,132,564 USD	(57,668)
Moody’s Corp.	08/01/20	M	1.72%	Morgan Stanley Capital Services LLC	33,452 USD	55
Morningstar, Inc.	08/02/20	M	1.72%	Morgan Stanley Capital Services LLC	190,293 USD	(37)
Morphosys AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	277,579 EUR	7,379
Mosaic Co.	08/03/20	M	1.72%	Morgan Stanley Capital Services LLC	602,247 USD	16,338
Motorola Solutions, Inc.	08/04/20	M	1.72%	Morgan Stanley Capital Services LLC	638,624 USD	(15,097)
Movado Group, Inc.	08/05/20	M	1.72%	Morgan Stanley Capital Services LLC	441,987 USD	12,709
MSC Industrial Direct Co.	08/06/20	M	1.72%	Morgan Stanley Capital Services LLC	414,787 USD	14,287
MSCI, Inc.	08/07/20	M	1.72%	Morgan Stanley Capital Services LLC	42,996 USD	534
MSG Networks, Inc.	08/08/20	M	1.72%	Morgan Stanley Capital Services LLC	119,473 USD	2,715
MTGE Investment Corp.	08/09/20	M	1.72%	Morgan Stanley Capital Services LLC	23,076 USD	(247)
MTS Systems Corp.	08/10/20	M	1.72%	Morgan Stanley Capital Services LLC	175,958 USD	(2,399)
MTU Aero Engines AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	181,861 EUR	(945)
Mueller Industries, Inc.	08/11/20	M	1.72%	Morgan Stanley Capital Services LLC	219,594 USD	(955)
MuleSoft, Inc.	08/12/20	M	1.72%	Morgan Stanley Capital Services LLC	296,090 USD	382
Multi Color Corp.	08/13/20	M	1.72%	Morgan Stanley Capital Services LLC	69,946 USD	1,236
Murphy Oil Corp.	08/14/20	M	1.72%	Morgan Stanley Capital Services LLC	571,532 USD	63,845
Myers Industries, Inc.	08/15/20	M	1.72%	Morgan Stanley Capital Services LLC	279,605 USD	7,630
Mylan NV	08/16/20	M	1.72%	Morgan Stanley Capital Services LLC	143,315 USD	4,939
Myriad Genetics, Inc.	08/17/20	M	1.72%	Morgan Stanley Capital Services LLC	199,804 USD	5,373
N Brown Group PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	44,376 GBP	3,589
Nabors Industries Ltd.	08/19/20	M	1.72%	Morgan Stanley Capital Services LLC	325,567 USD	80,204
Nanometrics, Inc.	08/20/20	M	1.72%	Morgan Stanley Capital Services LLC	226,165 USD	(2,384)
Nanostring Technologies, Inc.	08/21/20	M	1.72%	Morgan Stanley Capital Services LLC	5,072 USD	(239)
Napco Security Technologies, Inc.	08/22/20	M	1.72%	Morgan Stanley Capital Services LLC	85,360 USD	1,344
Nasdaq, Inc.	08/23/20	M	1.72%	Morgan Stanley Capital Services LLC	51,812 USD	(105)
Natera, Inc.	08/24/20	M	1.72%	Morgan Stanley Capital Services LLC	71,567 USD	(6,381)
Nathan’s Famous, Inc.	08/25/20	M	1.72%	Morgan Stanley Capital Services LLC	151,543 USD	(18,965)
National Bank Holdings Corp	08/26/20	M	1.72%	Morgan Stanley Capital Services LLC	6,847 USD	(69)
National CineMedia, Inc.	08/27/20	M	1.72%	Morgan Stanley Capital Services LLC	185,509 USD	(1,874)
National Commerce Corp.	08/28/20	M	1.72%	Morgan Stanley Capital Services LLC	169,901 USD	(5,118)
National Fuel Gas Co.	08/29/20	M	1.72%	Morgan Stanley Capital Services LLC	373,140 USD	(3,102)
National Health Investors, Inc.	09/06/20	M	1.72%	Morgan Stanley Capital Services LLC	490,569 USD	(8,740)
National Healthcare Corp.	08/30/20	M	1.72%	Morgan Stanley Capital Services LLC	444,643 USD	(20,927)
National Instruments Corp.	08/31/20	M	1.72%	Morgan Stanley Capital Services LLC	701,094 USD	(5,873)
National Presto Industries, Inc.	09/01/20	M	1.72%	Morgan Stanley Capital Services LLC	670,929 USD	(4,514)
National Research Corp.	09/02/20	M	1.72%	Morgan Stanley Capital Services LLC	158,781 USD	11,754
National Retail Properties	09/03/20	M	1.72%	Morgan Stanley Capital Services LLC	99,632 USD	257
National Western Life Group	09/04/20	M	1.72%	Morgan Stanley Capital Services LLC	81,016 USD	(578)
Nationstar Mortgage Holdings, Inc.	09/05/20	M	1.72%	Morgan Stanley Capital Services LLC	14,323 USD	236
Natural Gas Services Group	09/07/20	M	1.72%	Morgan Stanley Capital Services LLC	133,282 USD	2,591
Natural Grocers by Vitamin C	09/08/20	M	1.72%	Morgan Stanley Capital Services LLC	168,698 USD	(189)
Natural Health Trends Corp.	09/09/20	M	1.72%	Morgan Stanley Capital Services LLC	388,316 USD	(25,503)
Natures Sunshine Products, Inc.	09/10/20	M	1.72%	Morgan Stanley Capital Services LLC	32,021 USD	(1,505)
Natus Medical, Inc.	09/11/20	M	1.72%	Morgan Stanley Capital Services LLC	675,405 USD	(21,268)
Navigant Consulting, Inc.	09/12/20	M	1.72%	Morgan Stanley Capital Services LLC	361,942 USD	(276)
Navigator Co. SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	187,337 EUR	(4,253)
NBT Bancorp, Inc.	08/18/20	M	1.72%	Morgan Stanley Capital Services LLC	130,488 USD	(5,111)
Neenah Paper, Inc.	09/13/20	M	1.72%	Morgan Stanley Capital Services LLC	658,201 USD	2,366
Nelnet, Inc.	09/14/20	M	1.72%	Morgan Stanley Capital Services LLC	47,380 USD	772

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Neogen Corp.	09/15/20	M	1.72%	Morgan Stanley Capital Services LLC	1,024,649 USD	$4,456
Neogenomics, Inc.	09/16/20	M	1.72%	Morgan Stanley Capital Services LLC	476,732 USD	(14,063)
Neophotonics Corp.	09/17/20	M	1.72%	Morgan Stanley Capital Services LLC	10,385 USD	(94)
Neste Oyj	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	81,659 EUR	3,225
NetApp, Inc.	09/18/20	M	1.72%	Morgan Stanley Capital Services LLC	345,871 USD	(4,104)
NetScout Systems, Inc.	09/19/20	M	1.72%	Morgan Stanley Capital Services LLC	279,044 USD	3,714
Nevro Corp.	09/20/20	M	1.72%	Morgan Stanley Capital Services LLC	300,290 USD	(5,351)
New Home Co., Inc.	09/21/20	M	1.72%	Morgan Stanley Capital Services LLC	292,579 USD	10,296
New Media Investment Group	09/22/20	M	1.72%	Morgan Stanley Capital Services LLC	838,212 USD	(12,300)
New Residential Investment Corp.	09/23/20	M	1.72%	Morgan Stanley Capital Services LLC	121,702 USD	(2,728)
New Senior Investment Group	09/24/20	M	1.72%	Morgan Stanley Capital Services LLC	7,377 USD	(263)
New York Times Co.	09/25/20	M	1.72%	Morgan Stanley Capital Services LLC	140,882 USD	(1,133)
Newmarket Corp.	09/26/20	M	1.72%	Morgan Stanley Capital Services LLC	747,799 USD	14,792
Newpark Resources, Inc.	09/27/20	M	1.72%	Morgan Stanley Capital Services LLC	58,458 USD	1,750
News Corp.	09/28/20	M	1.72%	Morgan Stanley Capital Services LLC	353,593 USD	4,194
Nexeo Solutions, Inc.	09/29/20	M	1.72%	Morgan Stanley Capital Services LLC	117,977 USD	4,300
Nexpoint Residential Trust, Inc.	09/30/20	M	1.72%	Morgan Stanley Capital Services LLC	61,359 USD	3,043
Nextera Energy, Inc.	10/01/20	M	1.72%	Morgan Stanley Capital Services LLC	399,831 USD	484
Nicolet Bankshares, Inc.	10/02/20	M	1.72%	Morgan Stanley Capital Services LLC	41,336 USD	(1,103)
Nielsen Holdings PLC	10/03/20	M	1.72%	Morgan Stanley Capital Services LLC	307,632 USD	(2,891)
NMC Health PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	391,664 GBP	16,053
NMI Holdings, Inc.	10/04/20	M	1.72%	Morgan Stanley Capital Services LLC	65,274 USD	(946)
NN, Inc.	10/05/20	M	1.72%	Morgan Stanley Capital Services LLC	95,370 USD	347
Noble Corp. PLC	10/06/20	M	1.72%	Morgan Stanley Capital Services LLC	425,761 USD	90,175
Nokia Oyj	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	9,800,000 EUR	(77,990)
Nokia Oyj	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	474,606 EUR	(3,777)
Nolato AB	04/22/19	M	0.25%	Credit Suisse Securities (Europe) Limited	1,066,260 SEK	4,914
Nordea Bank AB	04/22/19	M	0.25%	Credit Suisse Securities (Europe) Limited	48,401,671 SEK	(58,828)
Nordea Bank AB	04/22/19	M	0.37%	JPMorgan Chase Bank, N.A.	50,150,000 SEK	(60,953)
Nordic American Tankers Ltd.	10/07/20	M	1.72%	Morgan Stanley Capital Services LLC	871,058 USD	(72,560)
Nordstrom, Inc.	10/08/20	M	1.72%	Morgan Stanley Capital Services LLC	118,314 USD	1,178
Norsk Hydro ASA	04/22/19	M	1.34%	Credit Suisse Securities (Europe) Limited	1,588,205 NOK	19,088
Northfield Bancorp, Inc.	10/09/20	M	1.72%	Morgan Stanley Capital Services LLC	166,190 USD	(2,546)
Northrim Bancorp, Inc.	10/10/20	M	1.72%	Morgan Stanley Capital Services LLC	3,948 USD	(157)
Northstar Realty Europe Corp.	10/11/20	M	1.72%	Morgan Stanley Capital Services LLC	28,256 USD	(282)
Northwest Bancshares, Inc.	10/12/20	M	1.72%	Morgan Stanley Capital Services LLC	265,792 USD	(1,007)
Northwest Natural Gas Co.	10/13/20	M	1.72%	Morgan Stanley Capital Services LLC	318,752 USD	(13,106)
Northwest Pipe Co.	10/14/20	M	1.72%	Morgan Stanley Capital Services LLC	92,228 USD	3,242
Northwestern Corp.	10/15/20	M	1.72%	Morgan Stanley Capital Services LLC	327,042 USD	532
Novozymes A/S	04/22/19	M	0.10%	Credit Suisse Securities (Europe) Limited	625,249 DKK	2,985
NRG Yield, Inc.	10/16/20	M	1.72%	Morgan Stanley Capital Services LLC	540,078 USD	5,987
NU Skin Enterprises, Inc.	10/17/20	M	1.72%	Morgan Stanley Capital Services LLC	143,846 USD	(1,518)
Nucor Corp.	10/18/20	M	1.72%	Morgan Stanley Capital Services LLC	8,441 USD	(49)
NuVasive, Inc.	10/19/20	M	1.72%	Morgan Stanley Capital Services LLC	814,659 USD	(24,635)
NVE Corp.	10/20/20	M	1.72%	Morgan Stanley Capital Services LLC	327,103 USD	12,855
NXP SemiConductors NV	04/22/19	M	1.78%	Deutsche Bank AG	7,994,782 USD	577,728
NxStage Medical, Inc.	10/21/20	M	1.72%	Morgan Stanley Capital Services LLC	287,094 USD	(15,525)
NXStage Medical, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	4,217,020 USD	(732,407)
OC Oerlikon Corp. AG REG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	399,005 CHF	12,836
Occidental Petroleum Corp.	10/22/20	M	1.72%	Morgan Stanley Capital Services LLC	934 USD	24
Oceaneering International, Inc.	10/23/20	M	1.72%	Morgan Stanley Capital Services LLC	412,055 USD	60,846
OceanFirst Financial Corp.	10/24/20	M	1.72%	Morgan Stanley Capital Services LLC	267,091 USD	(6,980)
Office Depot, Inc.	10/25/20	M	1.72%	Morgan Stanley Capital Services LLC	418,968 USD	12,024

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
OGE Energy Corp.	10/26/20	M	1.72%	Morgan Stanley Capital Services LLC	878,757 USD	$(8,156)
Old Line Bancshares, Inc.	10/27/20	M	1.72%	Morgan Stanley Capital Services LLC	50,568 USD	(1,403)
Olin Corp.	10/28/20	M	1.72%	Morgan Stanley Capital Services LLC	176,429 USD	8,907
Olympic Steel, Inc.	10/29/20	M	1.72%	Morgan Stanley Capital Services LLC	364,992 USD	510
OM Asset Management PLC	10/30/20	M	1.72%	Morgan Stanley Capital Services LLC	16,830 USD	20
Omega Flex, Inc.	10/31/20	M	1.72%	Morgan Stanley Capital Services LLC	116,297 USD	3,957
Omnicell Inc.	11/01/20	M	1.72%	Morgan Stanley Capital Services LLC	902,817 USD	(46,550)
OmniCom Group	04/22/19	M	1.87%	Credit Suisse Securities (Europe) Limited	448,767 USD	(9,529)
OMV AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	363,336 EUR	25,136
On Assignment, Inc.	11/02/20	M	1.72%	Morgan Stanley Capital Services LLC	320,777 USD	830
One Gas Inc.	11/03/20	M	1.72%	Morgan Stanley Capital Services LLC	649,563 USD	(8,465)
One Liberty Properties, Inc.	11/04/20	M	1.72%	Morgan Stanley Capital Services LLC	232,065 USD	(8,194)
Oneok, Inc.	11/05/20	M	1.72%	Morgan Stanley Capital Services LLC	231,494 USD	6,198
OPKO Health, Inc.	11/06/20	M	1.72%	Morgan Stanley Capital Services LLC	240,326 USD	(3,298)
Oppenheimer Holdings	11/07/20	M	1.72%	Morgan Stanley Capital Services LLC	3,799 USD	(208)
Orange	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	7,330,000 EUR	(110,986)
Orange	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	8,597,797 EUR	(130,182)
Orasure Technologies, Inc.	11/08/20	M	1.72%	Morgan Stanley Capital Services LLC	42,110 USD	1,551
Orbital ATK, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	7,987,032 USD	(55,215)
Orion Group Holdings, Inc.	11/09/20	M	1.72%	Morgan Stanley Capital Services LLC	117,650 USD	6,001
Oritani Financial Corp.	11/10/20	M	1.72%	Morgan Stanley Capital Services LLC	175,540 USD	(3,668)
Orsted A/S	04/22/19	M	0.10%	Credit Suisse Securities (Europe) Limited	574,994 DKK	(2,164)
Orthofix International NV	11/11/20	M	1.72%	Morgan Stanley Capital Services LLC	853,911 USD	25,994
Otter Tail Corp.	11/12/20	M	1.72%	Morgan Stanley Capital Services LLC	317,135 USD	(7,185)
Ovid Therapeutics, Inc.	11/13/20	M	1.72%	Morgan Stanley Capital Services LLC	80,132 USD	1,237
Owens & Minor, Inc.	11/14/20	M	1.72%	Morgan Stanley Capital Services LLC	1,933,706 USD	(13,478)
Owens Corning	11/15/20	M	1.72%	Morgan Stanley Capital Services LLC	32,730 USD	93
Oxford Immunotec Global PLC	11/16/20	M	1.72%	Morgan Stanley Capital Services LLC	341,053 USD	(6,877)
Oxford Industries, Inc.	11/17/20	M	1.72%	Morgan Stanley Capital Services LLC	279,651 USD	11,259
Paragon Commercial Corp.	11/18/20	M	1.72%	Morgan Stanley Capital Services LLC	47,644 USD	(2,575)
Pargesa Holding SA	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	181,437 CHF	331
Park City Group, Inc.	11/19/20	M	1.72%	Morgan Stanley Capital Services LLC	65,790 USD	(5,625)
Park Electrochemical Corp.	11/20/20	M	1.72%	Morgan Stanley Capital Services LLC	234,723 USD	3,946
Park Ohio Holdings Corp.	11/21/20	M	1.72%	Morgan Stanley Capital Services LLC	200,817 USD	13,218
Partners Holdings Group AG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	348,984 CHF	1,075
Pattern Energy Group, Inc.	11/22/20	M	1.72%	Morgan Stanley Capital Services LLC	464,121 USD	(2,322)
Patterson Cos, Inc.	11/23/20	M	1.72%	Morgan Stanley Capital Services LLC	1,634,570 USD	(14,681)
Paychex, Inc.	11/24/20	M	1.72%	Morgan Stanley Capital Services LLC	182,439 USD	(4,001)
PBF Energy, Inc.	11/25/20	M	1.72%	Morgan Stanley Capital Services LLC	292,394 USD	20,948
PC Connection, Inc.	11/26/20	M	1.72%	Morgan Stanley Capital Services LLC	243,876 USD	(4,160)
PCM, Inc.	11/27/20	M	1.72%	Morgan Stanley Capital Services LLC	244,246 USD	1,730
PDF Solutions, Inc.	11/28/20	M	1.72%	Morgan Stanley Capital Services LLC	44,799 USD	(2,833)
PDL Biopharma, Inc.	11/29/20	M	1.72%	Morgan Stanley Capital Services LLC	792,392 USD	(74,794)
Peapack Gladstone Financial Corp.	11/30/20	M	1.72%	Morgan Stanley Capital Services LLC	78,138 USD	(289)
Pegasystems, Inc.	12/01/20	M	1.72%	Morgan Stanley Capital Services LLC	151,601 USD	(4,352)
PennyMac Mortgage Investment Trust	12/02/20	M	1.72%	Morgan Stanley Capital Services LLC	126,823 USD	(3,678)
Penske Automotive Group, Inc.	12/03/20	M	1.72%	Morgan Stanley Capital Services LLC	491,894 USD	2,493
Pentair PLC	12/04/20	M	1.72%	Morgan Stanley Capital Services LLC	145,235 USD	3,632
Penumbra, Inc.	12/05/20	M	1.72%	Morgan Stanley Capital Services LLC	354,715 USD	(13,979)
People’s Utah Bancorp	12/06/20	M	1.72%	Morgan Stanley Capital Services LLC	34,582 USD	(2,191)
Peoples Bancorp, Inc.	12/07/20	M	1.72%	Morgan Stanley Capital Services LLC	135,205 USD	(2,801)
Perficient, Inc.	12/08/20	M	1.72%	Morgan Stanley Capital Services LLC	447,856 USD	(8,750)
Perkinelmer, Inc.	12/09/20	M	1.72%	Morgan Stanley Capital Services LLC	544,443 USD	4,688

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Perrigo Co. PLC	12/10/20	M	1.72%	Morgan Stanley Capital Services LLC	359,363 USD	$1,567
Perry Ellis International, Inc.	12/11/20	M	1.72%	Morgan Stanley Capital Services LLC	411,560 USD	1,650
Persimmon PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	171,347 GBP	9,867
PetIQ, Inc.	12/12/20	M	1.72%	Morgan Stanley Capital Services LLC	397,282 USD	(3,922)
PetMed Express, Inc.	12/13/20	M	1.72%	Morgan Stanley Capital Services LLC	302,915 USD	2,754
Pfeiffer Vacuum Technology	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	115,102 EUR	4,286
Pfizer, Inc.	12/14/20	M	1.72%	Morgan Stanley Capital Services LLC	1,157,642 USD	(20,370)
PHI, Inc.	12/15/20	M	1.72%	Morgan Stanley Capital Services LLC	74,845 USD	1,065
Phibro Animal Health Corp.	12/16/20	M	1.72%	Morgan Stanley Capital Services LLC	782,330 USD	2,475
Philip Morris International	04/22/19	M	1.87%	Credit Suisse Securities (Europe) Limited	13,103,250 USD	(481,456)
Phillips 66	12/17/20	M	1.72%	Morgan Stanley Capital Services LLC	358,338 USD	4,386
Photronics, Inc.	12/18/20	M	1.72%	Morgan Stanley Capital Services LLC	131,735 USD	(2,650)
Piaggio & C. S.P.A.	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	156,419 EUR	(7,369)
PICO Holdings, Inc.	12/19/20	M	1.72%	Morgan Stanley Capital Services LLC	233,812 USD	(7,085)
Piedmont Office Realty Trust	12/20/20	M	1.72%	Morgan Stanley Capital Services LLC	241,695 USD	(1,217)
Pier 1 Imports, Inc.	12/21/20	M	1.72%	Morgan Stanley Capital Services LLC	866,930 USD	(1,364)
Pinnacle Entertainment, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	2,813,747 USD	128,484
Pinnacle West Capital	12/22/20	M	1.72%	Morgan Stanley Capital Services LLC	1,874,562 USD	(8,183)
Pitney Bowes, Inc.	12/23/20	M	1.72%	Morgan Stanley Capital Services LLC	349,449 USD	8,524
Pixelworks, Inc.	12/24/20	M	1.72%	Morgan Stanley Capital Services LLC	245,688 USD	12,652
Plantronics, Inc.	12/25/20	M	1.72%	Morgan Stanley Capital Services LLC	83,654 USD	(728)
Platform Specialty Products	12/26/20	M	1.72%	Morgan Stanley Capital Services LLC	129,302 USD	4,032
Playtech Ltd.	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	1,653,103 GBP	51,751
Playtech Ltd.	04/22/19	M	0.79%	JPMorgan Chase Bank, N.A.	12,615,000 GBP	394,919
Plexus Corp.	12/27/20	M	1.72%	Morgan Stanley Capital Services LLC	215,326 USD	(2,563)
PNM Resources, Inc.	12/28/20	M	1.72%	Morgan Stanley Capital Services LLC	175,705 USD	(3,873)
PolyOne Corp.	12/29/20	M	1.72%	Morgan Stanley Capital Services LLC	139,829 USD	(2,021)
Pool Corp.	12/30/20	M	1.72%	Morgan Stanley Capital Services LLC	286,940 USD	(1,451)
Porsche Automobil Holding SE	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	82,976 EUR	(1,600)
Portland General Electric Co.	12/31/20	M	1.72%	Morgan Stanley Capital Services LLC	210,948 USD	(4)
Potbelly Corp.	01/01/21	M	1.72%	Morgan Stanley Capital Services LLC	123,325 USD	(3,412)
Powell Industries, Inc.	01/02/21	M	1.72%	Morgan Stanley Capital Services LLC	337,907 USD	(6,857)
Power Integrations, Inc.	01/03/21	M	1.72%	Morgan Stanley Capital Services LLC	53,571 USD	(982)
PPL Corp.	01/04/21	M	1.72%	Morgan Stanley Capital Services LLC	532,815 USD	2,032
PRA Health Sciences, Inc.	01/05/21	M	1.72%	Morgan Stanley Capital Services LLC	659,387 USD	4,969
Preferred Apartment Communities	01/06/21	M	1.72%	Morgan Stanley Capital Services LLC	88,898 USD	(1,722)
Preformed Line Products Co.	01/07/21	M	1.72%	Morgan Stanley Capital Services LLC	135,805 USD	(6,636)
Premier Financial Bancorp	01/08/21	M	1.72%	Morgan Stanley Capital Services LLC	17,455 USD	(788)
Premier, Inc.	01/09/21	M	1.72%	Morgan Stanley Capital Services LLC	947,474 USD	(11,029)
Prestige Brands Holdings, Inc.	01/10/21	M	1.72%	Morgan Stanley Capital Services LLC	1,080,037 USD	(18,727)
PriceSmart, Inc.	01/11/21	M	1.72%	Morgan Stanley Capital Services LLC	164,044 USD	4,023
Primoris Services Corp.	01/12/21	M	1.72%	Morgan Stanley Capital Services LLC	41,079 USD	304
ProAssurance Corp.	01/13/21	M	1.72%	Morgan Stanley Capital Services LLC	92,660 USD	(6,764)
Progress Software Corp.	01/14/21	M	1.72%	Morgan Stanley Capital Services LLC	462,438 USD	6,130
Prologis, Inc.	01/15/21	M	1.72%	Morgan Stanley Capital Services LLC	5,230 USD	(5)
Providence Service Corp.	01/16/21	M	1.72%	Morgan Stanley Capital Services LLC	1,083,798 USD	42,357
Provident Financial Holdings	01/17/21	M	1.72%	Morgan Stanley Capital Services LLC	17,714 USD	(676)
Provident Financial Services	01/18/21	M	1.72%	Morgan Stanley Capital Services LLC	485,266 USD	(8,086)
Prudential Financial, Inc.	04/22/19	M	1.87%	Credit Suisse Securities (Europe) Limited	455,398 USD	(2,951)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Prudential PLC	04/22/19	M	0.79%	JPMorgan Chase Bank, N.A.	11,085,000 GBP	$469,852
Prudential PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	4,494,376 GBP	190,500
Prysmian SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,724,718 EUR	65,035
PS Business Parks, Inc.	01/19/21	M	1.72%	Morgan Stanley Capital Services LLC	408,339 USD	956
Public Storage	01/20/21	M	1.72%	Morgan Stanley Capital Services LLC	56,275 USD	(54)
Publicis Groupe	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	7,028,421 EUR	(133,323)
QAD, Inc.	01/21/21	M	1.72%	Morgan Stanley Capital Services LLC	334,828 USD	(3,515)
QCR Holdings, Inc.	01/22/21	M	1.72%	Morgan Stanley Capital Services LLC	106,930 USD	(1,477)
Qiagen N.V.	01/23/21	M	1.72%	Morgan Stanley Capital Services LLC	384,603 USD	(10,628)
Quad Graphics, Inc.	01/24/21	M	1.72%	Morgan Stanley Capital Services LLC	673,018 USD	(6,431)
Quaker Chemical Corp.	01/25/21	M	1.72%	Morgan Stanley Capital Services LLC	237,888 USD	661
Quality Systems, Inc.	01/26/21	M	1.72%	Morgan Stanley Capital Services LLC	665,164 USD	(30,407)
Quanex Building Products	01/27/21	M	1.72%	Morgan Stanley Capital Services LLC	155,844 USD	(4,212)
Quantum Corp.	01/28/21	M	1.72%	Morgan Stanley Capital Services LLC	300,809 USD	12,788
Quest Diagnostics, Inc.	01/29/21	M	1.72%	Morgan Stanley Capital Services LLC	1,572,476 USD	(8,258)
Quidel Corp.	01/30/21	M	1.72%	Morgan Stanley Capital Services LLC	38,247 USD	2,199
QuinStreet, Inc.	01/31/21	M	1.72%	Morgan Stanley Capital Services LLC	160,924 USD	(5,383)
Quotient Ltd.	02/01/21	M	1.72%	Morgan Stanley Capital Services LLC	92,951 USD	9,068
R1 RCM, Inc.	02/02/21	M	1.72%	Morgan Stanley Capital Services LLC	217,158 USD	(645)
Radian Group, Inc.	02/03/21	M	1.72%	Morgan Stanley Capital Services LLC	18,895 USD	(841)
Radnet, Inc.	02/04/21	M	1.72%	Morgan Stanley Capital Services LLC	329,722 USD	13,597
Raiffeisen Bank Interntional	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	285,717 EUR	9,029
Rambus, Inc.	02/05/21	M	1.72%	Morgan Stanley Capital Services LLC	269,680 USD	(6,297)
Rayonier, Inc.	02/06/21	M	1.72%	Morgan Stanley Capital Services LLC	142,772 USD	796
Reading International, Inc.	02/07/21	M	1.72%	Morgan Stanley Capital Services LLC	163,076 USD	6,763
RealNetworks, Inc.	02/08/21	M	1.72%	Morgan Stanley Capital Services LLC	25,476 USD	(3,065)
Realty Income Corp.	02/09/21	M	1.72%	Morgan Stanley Capital Services LLC	82,176 USD	275
Reata Pharmaceuticals, Inc.	02/10/21	M	1.72%	Morgan Stanley Capital Services LLC	620,415 USD	75,861
Reckitt Benckiser Group PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	1,653,739 GBP	62,363
Recordati SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	151,180 EUR	2,430
Red Lion Hotels Corp.	02/11/21	M	1.72%	Morgan Stanley Capital Services LLC	10,726 USD	395
Redwood Trust, Inc.	02/12/21	M	1.72%	Morgan Stanley Capital Services LLC	160,590 USD	(2,565)
Refresco Group NV	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,205,224 EUR	—
Regal Beloit Corp.	02/13/21	M	1.72%	Morgan Stanley Capital Services LLC	36,792 USD	(100)
Regal Entertainment Group	04/22/19	M	1.78%	Deutsche Bank AG	4,220,061 USD	64,010
Regal Entertainment Group	02/14/21	M	1.72%	Morgan Stanley Capital Services LLC	556,434 USD	5,125
Regency Centers Corp.	02/15/21	M	1.72%	Morgan Stanley Capital Services LLC	42,262 USD	76
Regeneron Pharmaceuticals	02/16/21	M	1.72%	Morgan Stanley Capital Services LLC	138,995 USD	(3,273)
Regional Management Corp.	02/17/21	M	1.72%	Morgan Stanley Capital Services LLC	12,330 USD	667
Regis Corp.	02/18/21	M	1.72%	Morgan Stanley Capital Services LLC	97,905 USD	(1,537)
Reliance Steel & Aluminum	02/19/21	M	1.72%	Morgan Stanley Capital Services LLC	912,482 USD	21,342
Remy Cointreau	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	213,352 EUR	111
Renasant Corp.	02/20/21	M	1.72%	Morgan Stanley Capital Services LLC	41,219 USD	(820)
Renault SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,157,151 EUR	1,868
Renault SA	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	6,708,000 EUR	5,759
Renewable Energy Group, Inc.	02/21/21	M	1.72%	Morgan Stanley Capital Services LLC	497,629 USD	19,730
Renishaw PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	375,364 GBP	25,467
Rentokil Initial PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	86,242 GBP	3,237
Repligen Corp.	02/22/21	M	1.72%	Morgan Stanley Capital Services LLC	191,009 USD	1,094
Republic Bancorp, Inc.	02/23/21	M	1.72%	Morgan Stanley Capital Services LLC	63,406 USD	(4,551)
Republic First Bancorp, Inc.	02/24/21	M	1.72%	Morgan Stanley Capital Services LLC	9,972 USD	(862)
ResMed, Inc.	02/25/21	M	1.72%	Morgan Stanley Capital Services LLC	919,982 USD	(8,210)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Resources Connection, Inc.	02/26/21	M	1.72%	Morgan Stanley Capital Services LLC	214,831 USD	$(1,359)
Retrophin, Inc.	02/27/21	M	1.72%	Morgan Stanley Capital Services LLC	310,139 USD	(11,071)
REX American Resources Corp.	02/28/21	M	1.72%	Morgan Stanley Capital Services LLC	498,866 USD	(8,667)
Rheinmetall AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	337,857 EUR	1,924
RIB Software SE	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	79,327 EUR	5,328
RingCentral, Inc.	03/01/21	M	1.72%	Morgan Stanley Capital Services LLC	62,558 USD	(703)
RLI Corp.	03/02/21	M	1.72%	Morgan Stanley Capital Services LLC	3,271 USD	126
RMR Group, Inc.	03/03/21	M	1.72%	Morgan Stanley Capital Services LLC	29,774 USD	(421)
Roadrunner Transportation Systems	03/04/21	M	1.72%	Morgan Stanley Capital Services LLC	216,730 USD	(5,753)
Robert Half International, Inc.	03/05/21	M	1.72%	Morgan Stanley Capital Services LLC	497,373 USD	43
Roche Holdings AG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	5,988,993 CHF	60,428
Rockwell Collins, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	7,941,326 USD	273,720
Rockwell Medical, Inc.	03/06/21	M	1.72%	Morgan Stanley Capital Services LLC	212,909 USD	(25,162)
Rockwool International	04/22/19	M	0.10%	Credit Suisse Securities (Europe) Limited	592,848 DKK	5,943
Rollins, Inc.	03/07/21	M	1.72%	Morgan Stanley Capital Services LLC	126,601 USD	(784)
Rosetta Stone, Inc.	03/08/21	M	1.72%	Morgan Stanley Capital Services LLC	378,708 USD	(19,385)
Rowan Companies PLC	03/09/21	M	1.72%	Morgan Stanley Capital Services LLC	316,548 USD	52,543
Royal Dutch Shell PLC	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	7,712,588 EUR	29,604
Royal Gold, Inc.	03/10/21	M	1.72%	Morgan Stanley Capital Services LLC	92,002 USD	(4,544)
RPM International, Inc.	03/11/21	M	1.72%	Morgan Stanley Capital Services LLC	596,947 USD	3,891
RPX Corp.	03/12/21	M	1.72%	Morgan Stanley Capital Services LLC	347,463 USD	(1,544)
RR Donnelley & Sons Co.	03/13/21	M	1.72%	Morgan Stanley Capital Services LLC	501,310 USD	4,899
RSA Insurance Group PLC	04/22/19	M	0.79%	JPMorgan Chase Bank, N.A.	3,037,500 GBP	168,769
RSA Insurance Group PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	695,806 GBP	38,660
Rubis	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	110,239 EUR	631
Rudolph Technologies, Inc.	03/14/21	M	1.72%	Morgan Stanley Capital Services LLC	232,154 USD	(2,403)
Rush Enterprises, Inc.	03/15/21	M	1.72%	Morgan Stanley Capital Services LLC	67,133 USD	1,133
Ruth’s Hospitality Group, Inc.	03/16/21	M	1.72%	Morgan Stanley Capital Services LLC	14,921 USD	104
RWE AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	64,699 EUR	860
Ryder System, Inc.	03/17/21	M	1.72%	Morgan Stanley Capital Services LLC	123,008 USD	3,247
Ryman Hospitality Properties	03/18/21	M	1.72%	Morgan Stanley Capital Services LLC	352,392 USD	(4,669)
S&P Global, Inc.	03/20/21	M	1.72%	Morgan Stanley Capital Services LLC	174,557 USD	(1,092)
S&T AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	100,618 EUR	3,916
S&T Bancorp, Inc.	03/19/21	M	1.72%	Morgan Stanley Capital Services LLC	50,355 USD	(1,149)
S.O.I.T.E.C.	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	256,568 EUR	14,931
Sabre Corp.	03/21/21	M	1.72%	Morgan Stanley Capital Services LLC	200,886 USD	773
Safe Bulkers, Inc.	03/22/21	M	1.72%	Morgan Stanley Capital Services LLC	231,171 USD	2,167
Safety Insurance Group, Inc.	03/23/21	M	1.72%	Morgan Stanley Capital Services LLC	81,350 USD	(950)
Safran SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,831,038 EUR	(7,889)
Safran SA	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	8,611,000 EUR	(23,997)
SAIA, Inc.	03/24/21	M	1.72%	Morgan Stanley Capital Services LLC	84,267 USD	1,412
Sally Beauty Holdings, Inc.	03/25/21	M	1.72%	Morgan Stanley Capital Services LLC	284,476 USD	30,936
Sanderson Farms, Inc.	03/26/21	M	1.72%	Morgan Stanley Capital Services LLC	82,255 USD	(2,873)
Sanmina Corp.	03/28/21	M	1.72%	Morgan Stanley Capital Services LLC	285,518 USD	19,963
Sanofi	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	3,677,500 EUR	(101,987)
Sanofi	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,748,563 EUR	(76,225)
Sanofi Aventis	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	16,715,048 EUR	(2,058,512)
Santander Consumer USA Holdings	03/29/21	M	1.72%	Morgan Stanley Capital Services LLC	7,412 USD	260
SAP SE	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	9,941,090 EUR	(477,848)
SAP SE	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	5,531,062 EUR	(257,149)
SAS AB	04/22/19	M	0.25%	Credit Suisse Securities (Europe) Limited	1,539,361 SEK	(16,108)
Saul Centers, Inc.	03/30/21	M	1.72%	Morgan Stanley Capital Services LLC	162,888 USD	(177)
SCANA Corp.	03/31/21	M	1.72%	Morgan Stanley Capital Services LLC	715,888 USD	(53,551)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
ScanSource, Inc.	04/01/21	M	1.72%	Morgan Stanley Capital Services LLC	528,934 USD	$10,321
Schneider Electric SE	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	5,076,561 EUR	(29,938)
Schneider Electric SE	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	240,191 EUR	(1,416)
Schneider National, Inc.	04/02/21	M	1.72%	Morgan Stanley Capital Services LLC	574,641 USD	23,891
Schnitzer Steel Industries, Inc.	04/03/21	M	1.72%	Morgan Stanley Capital Services LLC	747,771 USD	92,844
Scholastic Corp.	04/04/21	M	1.72%	Morgan Stanley Capital Services LLC	956,082 USD	(5,756)
Schulman (A.), Inc.	04/05/21	M	1.72%	Morgan Stanley Capital Services LLC	172,368 USD	8,443
Schweitzer Mauduit International, Inc.	04/06/21	M	1.72%	Morgan Stanley Capital Services LLC	1,037,239 USD	35,571
Science Applications International Corp.	04/07/21	M	1.72%	Morgan Stanley Capital Services LLC	98,436 USD	(1,269)
Scorpio Tankers, Inc.	04/08/21	M	1.72%	Morgan Stanley Capital Services LLC	736,160 USD	(27,867)
Scotts Miracle Gro Co.	04/09/21	M	1.72%	Morgan Stanley Capital Services LLC	555,555 USD	22,833
Scripps Networks Interactive, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	6,894,296 USD	(143,470)
Seacoast Banking Corp.	04/10/21	M	1.72%	Morgan Stanley Capital Services LLC	38,873 USD	(1,109)
Seacor Holdings, Inc.	04/11/21	M	1.72%	Morgan Stanley Capital Services LLC	336,761 USD	7,163
SeaCor Marine Holdings, Inc.	04/12/21	M	1.72%	Morgan Stanley Capital Services LLC	434,628 USD	(19,185)
Secureworks Corp.	04/13/21	M	1.72%	Morgan Stanley Capital Services LLC	183,494 USD	(20,313)
Segro PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	69,359 GBP	2,038
Select Income REIT	04/14/21	M	1.72%	Morgan Stanley Capital Services LLC	345,031 USD	(6,630)
Select Medical Holdings Corp.	04/15/21	M	1.72%	Morgan Stanley Capital Services LLC	586,234 USD	29,310
Semgroup Corp.	04/16/21	M	1.72%	Morgan Stanley Capital Services LLC	335,490 USD	28,963
Semtech Corp.	04/17/21	M	1.72%	Morgan Stanley Capital Services LLC	579 USD	3
Seneca Foods Corp.	04/18/21	M	1.72%	Morgan Stanley Capital Services LLC	78,260 USD	(8,304)
Senior Housing Property Trust	04/19/21	M	1.72%	Morgan Stanley Capital Services LLC	58,342 USD	(1,772)
Sensient Technologies Corp.	04/20/21	M	1.72%	Morgan Stanley Capital Services LLC	692,135 USD	(17,472)
Service Corp International	04/21/21	M	1.72%	Morgan Stanley Capital Services LLC	400,069 USD	636
SFS Group AG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	88,436 CHF	1,715
Shiloh Industries, Inc.	04/22/21	M	1.72%	Morgan Stanley Capital Services LLC	118,220 USD	1,460
Ship Finance Internatiional Ltd.	04/23/21	M	1.72%	Morgan Stanley Capital Services LLC	1,231,354 USD	48,992
Shire PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	1,161,634 GBP	57,316
Shire PLC	04/22/19	M	0.55%	Morgan Stanley Capital Services LLC	14,469,115 GBP	(642,557)
Shoe Carnival, Inc.	04/24/21	M	1.72%	Morgan Stanley Capital Services LLC	74,417 USD	3,078
Shore Bancshares, Inc.	04/25/21	M	1.72%	Morgan Stanley Capital Services LLC	32,126 USD	(1,849)
Shutterstock, Inc.	04/26/21	M	1.72%	Morgan Stanley Capital Services LLC	154,109 USD	(922)
SIAS SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	377,687 EUR	4,125
Siegfried Holding AG REG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	122,067 CHF	6,401
Sientra, Inc.	04/27/21	M	1.72%	Morgan Stanley Capital Services LLC	354,875 USD	(25,351)
Sierra Bancorp	04/28/21	M	1.72%	Morgan Stanley Capital Services LLC	92,130 USD	139
Sigma Designs, Inc.	04/29/21	M	1.72%	Morgan Stanley Capital Services LLC	20,600 USD	—
Sika AG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	396,760 CHF	5,870
Silgan Holdings, Inc.	04/30/21	M	1.72%	Morgan Stanley Capital Services LLC	185,081 USD	252
Siltronic AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	852,014 EUR	12,368
Silver Spring Networks, Inc.	05/01/21	M	1.72%	Morgan Stanley Capital Services LLC	514,642 USD	3
SilverBow Resources, Inc.	05/02/21	M	1.72%	Morgan Stanley Capital Services LLC	201,304 USD	47,422
Simon Property Group, Inc.	05/03/21	M	1.72%	Morgan Stanley Capital Services LLC	52,305 USD	247
Simpson Manufacturing Co., Inc.	05/04/21	M	1.72%	Morgan Stanley Capital Services LLC	488,802 USD	(2,310)
Simulations Plus, Inc.	05/05/21	M	1.72%	Morgan Stanley Capital Services LLC	178,735 USD	(4,904)
SiteOne Landscape Supply, Inc.	05/06/21	M	1.72%	Morgan Stanley Capital Services LLC	55,138 USD	163

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Six Flags Entertainment Corp.	05/07/21	M	1.72%	Morgan Stanley Capital Services LLC	589,668 USD	$(3,653)
SIXT SE	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	196,094 EUR	824
SJW Group	05/08/21	M	1.72%	Morgan Stanley Capital Services LLC	125,398 USD	(546)
Sky PLC	04/22/19	M	0.84%	Deutsche Bank AG	6,159,515 GBP	146,627
Sky PLC	04/22/19	M	0.79%	Credit Suisse Securities (Europe) Limited	1,909,422 GBP	87,172
Smart Global Holdings, Inc.	05/09/21	M	1.72%	Morgan Stanley Capital Services LLC	123,496 USD	14,843
Smith & Nephew PLC	04/22/19	M	0.79%	JPMorgan Chase Bank, N.A.	6,410,000 GBP	40,505
Smith & Nephew PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	7,955,183 GBP	50,285
Smith (A.O.) Corp.	05/10/21	M	1.72%	Morgan Stanley Capital Services LLC	409,867 USD	(2,662)
Snyders Lance, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	1,804,672 USD	7,323
Societe Generale SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	13,406,748 EUR	(55,771)
SoLocal Group	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	209,851 EUR	1,219
Sonae	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	85,175 EUR	(3,251)
Sonic Automotive, Inc.	05/11/21	M	1.72%	Morgan Stanley Capital Services LLC	629,197 USD	(46,140)
Sonic Corp.	05/12/21	M	1.72%	Morgan Stanley Capital Services LLC	148,232 USD	(3,989)
Sonoco Products Co.	05/13/21	M	1.72%	Morgan Stanley Capital Services LLC	992,519 USD	(8,844)
Sophos Group PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	336,835 GBP	31,570
Sothern Co.	05/15/21	M	1.72%	Morgan Stanley Capital Services LLC	459,283 USD	(2,572)
South Jersey Industries	05/14/21	M	1.72%	Morgan Stanley Capital Services LLC	153,145 USD	(1,679)
Southern First Bancshares	05/16/21	M	1.72%	Morgan Stanley Capital Services LLC	2,460 USD	(27)
Southern Missouri Bancorp	05/17/21	M	1.72%	Morgan Stanley Capital Services LLC	24,413 USD	(1,332)
Southern National Bancorp of Virginia, Inc.	05/18/21	M	1.72%	Morgan Stanley Capital Services LLC	7,088 USD	(35)
Southside Bancshares, Inc.	05/19/21	M	1.72%	Morgan Stanley Capital Services LLC	124,358 USD	(3,446)
Southwest Gas Holdings, Inc.	05/20/21	M	1.72%	Morgan Stanley Capital Services LLC	356,521 USD	(1,202)
SP Plus Corp.	05/21/21	M	1.72%	Morgan Stanley Capital Services LLC	72,983 USD	(4,608)
Spartan Motors, Inc.	05/22/21	M	1.72%	Morgan Stanley Capital Services LLC	27,569 USD	88
Spartannash Co.	05/23/21	M	1.72%	Morgan Stanley Capital Services LLC	740,522 USD	31,917
Sparton Corp.	05/24/21	M	1.72%	Morgan Stanley Capital Services LLC	345,045 USD	(597)
Speedway Motorsports, Inc.	05/25/21	M	1.72%	Morgan Stanley Capital Services LLC	158,142 USD	(11,711)
Spire, Inc.	05/26/21	M	1.72%	Morgan Stanley Capital Services LLC	500,323 USD	(5,911)
Spok Holdings, Inc.	05/27/21	M	1.72%	Morgan Stanley Capital Services LLC	376,518 USD	(3,766)
SPS Commerce, Inc.	05/28/21	M	1.72%	Morgan Stanley Capital Services LLC	59,667 USD	(339)
SS&C Technologies Holdings	05/29/21	M	1.72%	Morgan Stanley Capital Services LLC	218,875 USD	163
SSP Group PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	368,723 GBP	11,179
Staar Surgical Co.	05/30/21	M	1.72%	Morgan Stanley Capital Services LLC	362,901 USD	(12,229)
Stag Industrial, Inc.	05/31/21	M	1.72%	Morgan Stanley Capital Services LLC	156,697 USD	(3,676)
Standard Motor Products, Inc.	06/01/21	M	1.72%	Morgan Stanley Capital Services LLC	493,098 USD	(2,501)
Standex International Corp.	06/02/21	M	1.72%	Morgan Stanley Capital Services LLC	85,213 USD	1,360
Startek, Inc.	06/03/21	M	1.72%	Morgan Stanley Capital Services LLC	127,742 USD	911
Starwood Property Trust, Inc.	06/04/21	M	1.72%	Morgan Stanley Capital Services LLC	596,361 USD	(12,310)
State Auto Financial Corp.	06/05/21	M	1.72%	Morgan Stanley Capital Services LLC	35,414 USD	(820)
State Bank Financial Corp.	06/06/21	M	1.72%	Morgan Stanley Capital Services LLC	178,217 USD	(3,742)
Steelcase, Inc.	06/07/21	M	1.72%	Morgan Stanley Capital Services LLC	666,200 USD	49,689
Stepan Co.	06/08/21	M	1.72%	Morgan Stanley Capital Services LLC	126,828 USD	(1,739)
Steris PLC	06/09/21	M	1.72%	Morgan Stanley Capital Services LLC	1,446,447 USD	(24,273)
STMicroelectronics NV	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	374,429 EUR	(2,454)
Stock Yards BanCorp. Inc.	06/10/21	M	1.72%	Morgan Stanley Capital Services LLC	50,368 USD	(2,112)
Stora Enso Oyj	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	169,379 EUR	154
Stratasys Ltd.	06/11/21	M	1.72%	Morgan Stanley Capital Services LLC	317,979 USD	(27,421)
Straumann Holding AG REG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	484,648 CHF	2,177
Strayer Education, Inc.	06/12/21	M	1.72%	Morgan Stanley Capital Services LLC	145,726 USD	(2,667)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Strongbridge Biopharma PLC	06/13/21	M	1.72%	Morgan Stanley Capital Services LLC	43,145 USD	$8,134
Stryker Corp.	06/14/21	M	1.72%	Morgan Stanley Capital Services LLC	971,254 USD	(1,955)
Ströer SE & Co. KGaA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	115,878 EUR	(4,075)
Sturm Ruger & Co., Inc.	06/15/21	M	1.72%	Morgan Stanley Capital Services LLC	480,102 USD	29,808
Sucampo Pharmaceuticals, Inc.	06/16/21	M	1.72%	Morgan Stanley Capital Services LLC	30,418 USD	994
Sun Communities, Inc.	06/17/21	M	1.72%	Morgan Stanley Capital Services LLC	359,637 USD	4,710
Sunrise Communications Group	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	106,408 CHF	(1,333)
Super Micro Computer, Inc.	06/18/21	M	1.72%	Morgan Stanley Capital Services LLC	665,700 USD	(22,026)
Superior Industires International	06/19/21	M	1.72%	Morgan Stanley Capital Services LLC	453,472 USD	(39,068)
Superior Uniform Group, Inc.	06/20/21	M	1.72%	Morgan Stanley Capital Services LLC	90,837 USD	858
Supernus Pharmaceuticals, Inc.	06/21/21	M	1.72%	Morgan Stanley Capital Services LLC	372,842 USD	1,111
Surmodics, Inc.	06/22/21	M	1.72%	Morgan Stanley Capital Services LLC	189,756 USD	(8,848)
Svenska Cellulosa AB	04/22/19	M	0.25%	Credit Suisse Securities (Europe) Limited	2,432,239 SEK	1,764
Sykes Enterprises, Inc.	06/23/21	M	1.72%	Morgan Stanley Capital Services LLC	288,938 USD	276
Synaptics, Inc.	06/24/21	M	1.72%	Morgan Stanley Capital Services LLC	31,080 USD	(326)
Synnex Corp.	06/25/21	M	1.72%	Morgan Stanley Capital Services LLC	264,105 USD	2,493
Synopsys, Inc.	06/26/21	M	1.72%	Morgan Stanley Capital Services LLC	61,168 USD	(221)
Syntel, Inc.	06/27/21	M	1.72%	Morgan Stanley Capital Services LLC	714,149 USD	(71,349)
Sysco Corp.	06/28/21	M	1.72%	Morgan Stanley Capital Services LLC	274,661 USD	(1,012)
Systemax, Inc.	06/29/21	M	1.72%	Morgan Stanley Capital Services LLC	240,689 USD	21,778
Tabula Rasa HealthCare, Inc.	06/30/21	M	1.72%	Morgan Stanley Capital Services LLC	308,465 USD	(1,205)
Tactile Systems Technology, Inc.	07/01/21	M	1.72%	Morgan Stanley Capital Services LLC	122,099 USD	(4,440)
TAG Immobilien AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	181,815 EUR	414
Tailored Brands, Inc.	07/02/21	M	1.72%	Morgan Stanley Capital Services LLC	525,741 USD	36,578
Targa Resources Corp.	07/03/21	M	1.72%	Morgan Stanley Capital Services LLC	284,895 USD	12,356
Taubman Centers, Inc.	07/04/21	M	1.72%	Morgan Stanley Capital Services LLC	788 USD	(2)
TDC A/S	04/22/19	M	0.05%	JPMorgan Chase Bank, N.A.	76,000,000 DKK	41,904
TDC A/S	04/22/19	M	0.10%	Credit Suisse Securities (Europe) Limited	19,026,296 DKK	10,490
Technogym SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	86,561 EUR	(956)
TechTarget	07/05/21	M	1.72%	Morgan Stanley Capital Services LLC	132,172 USD	(1,129)
Teekay Corp.	07/06/21	M	1.72%	Morgan Stanley Capital Services LLC	351,122 USD	6,915
Tegna, Inc.	07/07/21	M	1.72%	Morgan Stanley Capital Services LLC	835,846 USD	28,230
Telecom Italia RSP	04/22/19	M	0.63%	JPMorgan Chase Bank, N.A.	258,272 EUR	(4,104)
Telecom Italia RSP	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	172,411 EUR	(2,740)
Telecom Italia SpA	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	108,338 EUR	(2,304)
Telecom Italia SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	107,018 EUR	(2,276)
Teleflex, Inc.	07/08/21	M	1.72%	Morgan Stanley Capital Services LLC	597,090 USD	(6,640)
Telephone and Data Systems, Inc.	07/09/21	M	1.72%	Morgan Stanley Capital Services LLC	758,712 USD	42,123
Teletech Holdings, Inc.	07/10/21	M	1.72%	Morgan Stanley Capital Services LLC	245,823 USD	306
Television Francaise (T.F.1)	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	73,048 EUR	(3,658)
Temenos Group AG REG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	606,772 CHF	(12,209)
Teradyne, Inc.	07/11/21	M	1.72%	Morgan Stanley Capital Services LLC	84,202 USD	(1,299)
Terex Corp.	07/12/21	M	1.72%	Morgan Stanley Capital Services LLC	8,727 USD	435
Terreno Realty Corp.	07/13/21	M	1.72%	Morgan Stanley Capital Services LLC	48,015 USD	(123)
Territorial BanCorp. Inc.	07/14/21	M	1.72%	Morgan Stanley Capital Services LLC	86,692 USD	(719)
Texas Instruements, Inc.	07/15/21	M	1.72%	Morgan Stanley Capital Services LLC	715,585 USD	4,737
Texas Roadhouse, Inc.	07/16/21	M	1.72%	Morgan Stanley Capital Services LLC	52,259 USD	(1,370)
Textainer Group Holdings Ltd.	07/17/21	M	1.72%	Morgan Stanley Capital Services LLC	433,315 USD	(15,398)
TFS Financial Corp.	07/18/21	M	1.72%	Morgan Stanley Capital Services LLC	393,245 USD	(4,043)
Thales SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	2,307,559 EUR	115,524

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Thermo Fisher Scientific, Inc.	07/19/21	M	1.72%	Morgan Stanley Capital Services LLC	216,062 USD	$(1,118)
Thule Group PLC	04/22/19	M	0.25%	Credit Suisse Securities (Europe) Limited	1,002,309 SEK	(1,709)
Tiffany & Co.	04/22/19	M	1.87%	Credit Suisse Securities (Europe) Limited	4,876,609 USD	185,548
Tim Participacs ADR	04/22/19	M	1.87%	Credit Suisse Securities (Europe) Limited	2,963,785 USD	133,114
Time Warner, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	8,718,620 USD	(795,855)
Time, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	1,293,374 USD	8
Time, Inc.	07/20/21	M	1.72%	Morgan Stanley Capital Services LLC	589,410 USD	(1,593)
Timken Co.	07/21/21	M	1.72%	Morgan Stanley Capital Services LLC	215,861 USD	6,444
Tintri, Inc.	07/22/21	M	1.72%	Morgan Stanley Capital Services LLC	157,657 USD	(8,364)
Titan Machinery, Inc.	07/23/21	M	1.72%	Morgan Stanley Capital Services LLC	53,759 USD	246
tivity Health, Inc.	07/24/21	M	1.72%	Morgan Stanley Capital Services LLC	364,640 USD	8,682
Tivo Corp.	07/25/21	M	1.72%	Morgan Stanley Capital Services LLC	449,987 USD	43,800
TKH Group NV	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	77,566 EUR	353
TLG ImmobilienAG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	101,537 EUR	5,551
Tocagen, Inc.	07/26/21	M	1.72%	Morgan Stanley Capital Services LLC	164,802 USD	(11,237)
Tompkins Financial Corp.	07/27/21	M	1.72%	Morgan Stanley Capital Services LLC	102,616 USD	(2,149)
Tootsie Roll Industries	07/28/21	M	1.72%	Morgan Stanley Capital Services LLC	114,182 USD	(3,053)
Topdanmark A/S	04/22/19	M	0.10%	Credit Suisse Securities (Europe) Limited	2,435,670 DKK	(2,762)
Toro Co.	07/29/21	M	1.72%	Morgan Stanley Capital Services LLC	61,141 USD	(86)
Total SA	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	4,721,091 EUR	(56,634)
Total SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,767,520 EUR	(21,203)
Tower International, Inc.	07/30/21	M	1.72%	Morgan Stanley Capital Services LLC	415,056 USD	(11,429)
Towne Bank	07/31/21	M	1.72%	Morgan Stanley Capital Services LLC	4,271 USD	(242)
Townsquare Media, Inc.	08/01/21	M	1.72%	Morgan Stanley Capital Services LLC	117,862 USD	1,524
TP ICAP PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	70,706 GBP	4,118
Travelport Worldwide Ltd.	08/02/21	M	1.72%	Morgan Stanley Capital Services LLC	830,314 USD	(14,341)
Trecora Resources	08/03/21	M	1.72%	Morgan Stanley Capital Services LLC	22,895 USD	257
Tredegar Corp.	08/04/21	M	1.72%	Morgan Stanley Capital Services LLC	256,245 USD	(4,053)
Tribune Media Co.	08/05/21	M	1.72%	Morgan Stanley Capital Services LLC	676,327 USD	3,448
TriCo Bancshares	08/06/21	M	1.72%	Morgan Stanley Capital Services LLC	15,415 USD	(726)
TriMas Corp.	08/07/21	M	1.72%	Morgan Stanley Capital Services LLC	8,667 USD	—
Trinity Industries, Inc.	08/08/21	M	1.72%	Morgan Stanley Capital Services LLC	61,893 USD	1,265
Triple-S Management Corp.	08/09/21	M	1.72%	Morgan Stanley Capital Services LLC	775,936 USD	(50,167)
TriState Capital Holdings, Inc.	08/10/21	M	1.72%	Morgan Stanley Capital Services LLC	52,455 USD	(3,212)
Triumph Bancorp, Inc.	08/11/21	M	1.72%	Morgan Stanley Capital Services LLC	69,897 USD	(2,770)
Triumph Group, Inc.	08/12/21	M	1.72%	Morgan Stanley Capital Services LLC	133,307 USD	(272)
TrueBlue, Inc.	08/13/21	M	1.72%	Morgan Stanley Capital Services LLC	71,776 USD	(1,514)
Trustmark Corp.	08/14/21	M	1.72%	Morgan Stanley Capital Services LLC	169,565 USD	(6,155)
Tryg A/S	04/22/19	M	0.10%	Credit Suisse Securities (Europe) Limited	595,752 DKK	2,086
TTM Technologies	08/15/21	M	1.72%	Morgan Stanley Capital Services LLC	165,998 USD	(6,807)
TUI AG	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	3,295,000 EUR	166,779
TUI AG	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	61,126 GBP	4,403
TUI Group AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	57,201 EUR	2,895
Tupperware Brands Corp.	08/16/21	M	1.72%	Morgan Stanley Capital Services LLC	846,127 USD	(14,725)
Tutor Perini Corp.	08/17/21	M	1.72%	Morgan Stanley Capital Services LLC	95,744 USD	(6,183)
Twin Disc, Inc	08/18/21	M	1.72%	Morgan Stanley Capital Services LLC	26,660 USD	(169)
Two Harbors Investment Corp.	08/19/21	M	1.72%	Morgan Stanley Capital Services LLC	512,830 USD	(8,071)
Tyler Technologies, Inc.	08/20/21	M	1.72%	Morgan Stanley Capital Services LLC	186,693 USD	(613)
U.S. Physical Therapy, Inc.	08/21/21	M	1.72%	Morgan Stanley Capital Services LLC	758,843 USD	6,982
Ubisoft Entertainment	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	486,528 EUR	4,586
UBM PLC	04/22/19	M	0.79%	JPMorgan Chase Bank, N.A.	3,016,000 GBP	(37,804)
UBM PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	1,644,821 GBP	(20,617)
UBS Group AG REG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	11,610,813 CHF	(46,311)
UBS Group AG REG	04/22/19	M	0.54%	JPMorgan Chase Bank, N.A.	327,170 CHF	(1,305)
UDG Healthcare PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	71,066 GBP	(4,337)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
UDR, Inc.	08/22/21	M	1.72%	Morgan Stanley Capital Services LLC	158,691 USD	$(1,761)
UFP Technologies, Inc.	08/23/21	M	1.72%	Morgan Stanley Capital Services LLC	74,575 USD	1,347
UGI Corp.	08/24/21	M	1.72%	Morgan Stanley Capital Services LLC	278,306 USD	(3,132)
Ultra Petroleum Corp.	08/25/21	M	1.72%	Morgan Stanley Capital Services LLC	101,008 USD	1,932
UMH Properties, Inc.	08/26/21	M	1.72%	Morgan Stanley Capital Services LLC	48,327 USD	425
Umicore NV	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	184,900 EUR	(253)
Unicredit SpA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	3,475,720 EUR	(128,156)
UniFirst Corp.	08/27/21	M	1.72%	Morgan Stanley Capital Services LLC	308,926 USD	(5,180)
Union Bankshares Corp.	08/28/21	M	1.72%	Morgan Stanley Capital Services LLC	46,919 USD	(1,164)
Uniper SE	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	223,617 EUR	(52)
Unite Group PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	80,858 GBP	5,146
United Community Financial	08/29/21	M	1.72%	Morgan Stanley Capital Services LLC	31,114 USD	(1,085)
United Financial Bancorp, Inc.	08/30/21	M	1.72%	Morgan Stanley Capital Services LLC	177,757 USD	(4,285)
United Fire Group, Inc.	08/31/21	M	1.72%	Morgan Stanley Capital Services LLC	11,757 USD	(499)
United Internet AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	195,623 EUR	(3,070)
United Natural Foods, Inc.	09/01/21	M	1.72%	Morgan Stanley Capital Services LLC	22,810 USD	(47)
United States Lime & Minerals, Inc.	09/02/21	M	1.72%	Morgan Stanley Capital Services LLC	275,503 USD	(4,342)
United Therapeutics Corp.	09/03/21	M	1.72%	Morgan Stanley Capital Services LLC	596,740 USD	46,695
UnitedHealth Group, Inc.	09/04/21	M	1.72%	Morgan Stanley Capital Services LLC	1,365,629 USD	(8,477)
Unitil Corp.	09/05/21	M	1.72%	Morgan Stanley Capital Services LLC	456,743 USD	(15,689)
Universal Corp.	09/06/21	M	1.72%	Morgan Stanley Capital Services LLC	914,645 USD	(12,852)
Universal Forest Products	09/07/21	M	1.72%	Morgan Stanley Capital Services LLC	128,470 USD	(2,104)
Universal Health Realty Income Trust	09/08/21	M	1.72%	Morgan Stanley Capital Services LLC	109,604 USD	1,183
Universal Health Services, Inc.	09/09/21	M	1.72%	Morgan Stanley Capital Services LLC	1,235,188 USD	(3,980)
Universal Logistics Holdings	09/10/21	M	1.72%	Morgan Stanley Capital Services LLC	91,672 USD	(757)
Univest Corporation of Pennsylvania	09/11/21	M	1.72%	Morgan Stanley Capital Services LLC	541 USD	(8)
Urban Edge Properties	09/12/21	M	1.72%	Morgan Stanley Capital Services LLC	29,734 USD	89
Urstadt Biddle Properties, Inc.	09/13/21	M	1.72%	Morgan Stanley Capital Services LLC	71,274 USD	(554)
US Cellular Corp.	09/14/21	M	1.72%	Morgan Stanley Capital Services LLC	314,894 USD	16,099
US Ecology, Inc.	09/15/21	M	1.72%	Morgan Stanley Capital Services LLC	46,200 USD	924
Utah Medical Products, Inc.	09/16/21	M	1.72%	Morgan Stanley Capital Services LLC	102,042 USD	(2,083)
Valero Energy Corp.	09/17/21	M	1.72%	Morgan Stanley Capital Services LLC	377,173 USD	15,834
Valhi, Inc.	09/18/21	M	1.72%	Morgan Stanley Capital Services LLC	68,334 USD	3,127
Valmont Industries	09/19/21	M	1.72%	Morgan Stanley Capital Services LLC	186,005 USD	3,396
Valvoline, Inc.	09/20/21	M	1.72%	Morgan Stanley Capital Services LLC	315,662 USD	7,286
Vanda Pharmaceuticals, Inc.	09/21/21	M	1.72%	Morgan Stanley Capital Services LLC	294,218 USD	17,428
Varian Medical Systems, Inc.	09/22/21	M	1.72%	Morgan Stanley Capital Services LLC	780,030 USD	(4,203)
Varonis Systems, Inc.	09/23/21	M	1.72%	Morgan Stanley Capital Services LLC	157,289 USD	2,635
VAT Group AG	04/22/19	M	0.36%	Credit Suisse Securities (Europe) Limited	194,983 CHF	9,736
Vector Group Ltd.	09/24/21	M	1.72%	Morgan Stanley Capital Services LLC	676,947 USD	607
Vectren Corp.	09/25/21	M	1.72%	Morgan Stanley Capital Services LLC	162,859 USD	276
Veeva Systems, Inc.	09/26/21	M	1.72%	Morgan Stanley Capital Services LLC	373,512 USD	(5,679)
Ventas, Inc.	09/27/21	M	1.72%	Morgan Stanley Capital Services LLC	153,616 USD	(3,591)
Vera Bradley, Inc.	09/28/21	M	1.72%	Morgan Stanley Capital Services LLC	197,712 USD	(3,977)
Veracyte, Inc.	09/29/21	M	1.72%	Morgan Stanley Capital Services LLC	194,462 USD	2,718
Verifone Systems, Inc.	09/30/21	M	1.72%	Morgan Stanley Capital Services LLC	156,866 USD	(4,808)
Verint Systems, Inc.	10/01/21	M	1.72%	Morgan Stanley Capital Services LLC	98,347 USD	—
Verisign, Inc.	10/02/21	M	1.72%	Morgan Stanley Capital Services LLC	321,619 USD	(2,103)
Verisk Analytics, Inc.	10/03/21	M	1.72%	Morgan Stanley Capital Services LLC	345,836 USD	(1,100)
Veritex Holdings, Inc.	10/04/21	M	1.72%	Morgan Stanley Capital Services LLC	45,976 USD	(867)
Veritiv Corp.	10/05/21	M	1.72%	Morgan Stanley Capital Services LLC	449,405 USD	6,810

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Verizon Communications, Inc.	10/06/21	M	1.72%	Morgan Stanley Capital Services LLC	65,279 USD	$(387)
Verso Corp.	10/07/21	M	1.72%	Morgan Stanley Capital Services LLC	309,845 USD	90,153
Versum Materials, Inc.	10/08/21	M	1.72%	Morgan Stanley Capital Services LLC	198,840 USD	(1,452)
Viad Corp.	10/09/21	M	1.72%	Morgan Stanley Capital Services LLC	280,607 USD	(8,593)
ViaSat, Inc.	10/10/21	M	1.72%	Morgan Stanley Capital Services LLC	125,349 USD	848
Vicor Corp.	10/11/21	M	1.72%	Morgan Stanley Capital Services LLC	49,719 USD	(4,638)
Victrex PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	307,144 GBP	8,012
Village Super Market, Inc.	10/12/21	M	1.72%	Morgan Stanley Capital Services LLC	217,057 USD	(3,281)
Vinci SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,635,272 EUR	(41,950)
Virtus Investment Partners	10/13/21	M	1.72%	Morgan Stanley Capital Services LLC	1,128 USD	23
Virtusa Corp.	10/14/21	M	1.72%	Morgan Stanley Capital Services LLC	132,211 USD	(2,836)
Vishay Intertechnology, Inc.	10/15/21	M	1.72%	Morgan Stanley Capital Services LLC	351,813 USD	(4,188)
Vishay Precision Group	10/16/21	M	1.72%	Morgan Stanley Capital Services LLC	272,050 USD	(7,799)
Vista Outdoor, Inc.	10/17/21	M	1.72%	Morgan Stanley Capital Services LLC	17,387 USD	(267)
Vivendi	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	4,340,826 EUR	—
Vivendi	04/22/19	M	0.07%	JPMorgan Chase Bank, N.A.	8,968,000 EUR	—
Vocera Communcations, Inc.	10/18/21	M	1.72%	Morgan Stanley Capital Services LLC	715,913 USD	31,216
Vodafone Group PLC	04/22/19	M	1.87%	Credit Suisse Securities (Europe) Limited	59,748 USD	1,596
Vodafone Group PLC	04/22/19	M	0.79%	JPMorgan Chase Bank, N.A.	5,750,000 GBP	168,769
Vodafone Group PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	8,857,003 GBP	259,963
Voestalpine AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	136,839 EUR	3,929
Volkswagen AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	1,973,454 EUR	(38,772)
Volvo AB	04/22/19	M	0.25%	Credit Suisse Securities (Europe) Limited	968,981 SEK	(3,381)
Vonovia SE	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	99,778 EUR	116
Vornado Realty Trust	10/19/21	M	1.72%	Morgan Stanley Capital Services LLC	192,528 USD	1,749
Voxx International Corp.	10/20/21	M	1.72%	Morgan Stanley Capital Services LLC	101,061 USD	(1,773)
Voya Financial, Inc.	10/21/21	M	1.72%	Morgan Stanley Capital Services LLC	37,845 USD	(1,682)
VSE Corp.	10/22/21	M	1.72%	Morgan Stanley Capital Services LLC	185,416 USD	(10,100)
W&T Offshore, Inc.	10/23/21	M	1.72%	Morgan Stanley Capital Services LLC	455,577 USD	122,372
Wacker Chemie AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	200,784 EUR	4,694
Wartsila Oyj	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	75,504 EUR	(343)
Washington Federal, Inc.	10/24/21	M	1.72%	Morgan Stanley Capital Services LLC	312,118 USD	(3,354)
Washington REIT	10/25/21	M	1.72%	Morgan Stanley Capital Services LLC	513,472 USD	(10,230)
Washington Trust BanCorp.	10/26/21	M	1.72%	Morgan Stanley Capital Services LLC	107,059 USD	(2,263)
WashingtonFirst Bankshares, Inc.	02/26/25	M	1.72%	Morgan Stanley Capital Services LLC	101,986 USD	(474)
Waters Corp.	10/27/21	M	1.72%	Morgan Stanley Capital Services LLC	295,695 USD	(2,433)
Waterstone Financial, Inc.	10/28/21	M	1.72%	Morgan Stanley Capital Services LLC	55,346 USD	(3,497)
WatsCo, Inc.	10/29/21	M	1.72%	Morgan Stanley Capital Services LLC	1,065,450 USD	12,944
Watts Water Technologies	10/30/21	M	1.72%	Morgan Stanley Capital Services LLC	236,278 USD	2,357
WD 40 Co.	10/31/21	M	1.72%	Morgan Stanley Capital Services LLC	82,888 USD	420
Web.Com Group, Inc.	11/01/21	M	1.72%	Morgan Stanley Capital Services LLC	90,173 USD	(3,670)
Weingarten Realty Investors	11/02/21	M	1.72%	Morgan Stanley Capital Services LLC	104,674 USD	379
Weis Markets, Inc.	11/03/21	M	1.72%	Morgan Stanley Capital Services LLC	896,038 USD	5,808
WellCare Health Plans, Inc.	11/04/21	M	1.72%	Morgan Stanley Capital Services LLC	678,080 USD	(942)
Welltower, Inc.	11/05/21	M	1.72%	Morgan Stanley Capital Services LLC	189,215 USD	(3,708)
Werner Enterprises, Inc.	11/06/21	M	1.72%	Morgan Stanley Capital Services LLC	142,202 USD	1,112
WesbanCo, Inc.	11/07/21	M	1.72%	Morgan Stanley Capital Services LLC	97,170 USD	(829)
Wesco International, Inc.	11/08/21	M	1.72%	Morgan Stanley Capital Services LLC	195,081 USD	6,439
West Bancorporation	11/09/21	M	1.72%	Morgan Stanley Capital Services LLC	12,364 USD	(518)
West Pharmaceutical Services	11/10/21	M	1.72%	Morgan Stanley Capital Services LLC	754,122 USD	(2,355)
Westar Energy, Inc.	11/11/21	M	1.72%	Morgan Stanley Capital Services LLC	626,216 USD	(3,968)
Western Asset Mortgage Capital	11/12/21	M	1.72%	Morgan Stanley Capital Services LLC	42,939 USD	(1,338)
Western Digital Corp.	11/13/21	M	1.72%	Morgan Stanley Capital Services LLC	86,466 USD	(1,369)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Western Union Co.	11/14/21	M	1.72%	Morgan Stanley Capital Services LLC	357,381 USD	$(5,658)
WestRock Co.	11/15/21	M	1.72%	Morgan Stanley Capital Services LLC	150,440 USD	(506)
Weyco Group, Inc.	11/16/21	M	1.72%	Morgan Stanley Capital Services LLC	117,730 USD	9,828
WGL Holdings, Inc.	04/22/19	M	1.78%	Deutsche Bank AG	8,054,772 USD	178,229
WGL Holdings, Inc.	11/17/21	M	1.72%	Morgan Stanley Capital Services LLC	594,247 USD	281
WH Smith PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	187,758 GBP	15,593
White Mountains Insureance Group	11/18/21	M	1.72%	Morgan Stanley Capital Services LLC	96,845 USD	201
Wig20 Index Future	04/22/19		0.00%	Merrill Lynch International	3,205,086 PLN	9,823
Willdan Group, Inc.	11/20/21	M	1.72%	Morgan Stanley Capital Services LLC	332,885 USD	(9,001)
William’s Sonoma, Inc.	11/22/21	M	1.72%	Morgan Stanley Capital Services LLC	532,711 USD	9,622
Williams Cos., Inc.	11/21/21	M	1.72%	Morgan Stanley Capital Services LLC	87,564 USD	2,229
Willis Lease Finance Corp.	11/23/21	M	1.72%	Morgan Stanley Capital Services LLC	63,189 USD	2,283
Wirecard AG	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	553,504 EUR	7,797
Wizz Air Holdings PLC	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	373,542 GBP	32,068
Wolters Kluwer	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	80,868 EUR	(1,925)
Woodward, Inc.	11/24/21	M	1.72%	Morgan Stanley Capital Services LLC	246,980 USD	(1,823)
Workiva, Inc.	11/25/21	M	1.72%	Morgan Stanley Capital Services LLC	323,698 USD	(2,997)
World Fuel Services Corp.	11/26/21	M	1.72%	Morgan Stanley Capital Services LLC	238,714 USD	2,193
Worldline SA	04/22/19	M	0.03%	Credit Suisse Securities (Europe) Limited	191,482 EUR	16,143
Worldpay Group PLC	04/22/19	M	0.84%	Deutsche Bank AG	4,294,078 GBP	177,154
Worthington Industries	11/27/21	M	1.72%	Morgan Stanley Capital Services LLC	159,465 USD	2,412
WP Carey, Inc.	11/28/21	M	1.72%	Morgan Stanley Capital Services LLC	1,051,359 USD	(3,390)
WR Berkley Corp.	11/29/21	M	1.72%	Morgan Stanley Capital Services LLC	126,797 USD	1,099
WR Grace & Co.	11/30/21	M	1.72%	Morgan Stanley Capital Services LLC	156,331 USD	(1,203)
Wright Medical Group NV	12/01/21	M	1.72%	Morgan Stanley Capital Services LLC	709,784 USD	(10,462)
WSFS Financial Corp.	12/02/21	M	1.72%	Morgan Stanley Capital Services LLC	278,039 USD	(6,730)
WW Grainger, Inc.	12/03/21	M	1.72%	Morgan Stanley Capital Services LLC	162,364 USD	1,594
Xcel Energy, Inc.	12/04/21	M	1.72%	Morgan Stanley Capital Services LLC	1,163,400 USD	3,989
Xcerra Corp.	12/05/21	M	1.72%	Morgan Stanley Capital Services LLC	647,077 USD	(6,919)
Xenia Hotels & Resorts, Inc.	12/06/21	M	1.72%	Morgan Stanley Capital Services LLC	7,040 USD	(218)
Xenith Bankshares, Inc.	02/27/25	M	1.72%	Morgan Stanley Capital Services LLC	58,156 USD	(1,491)
Xerox Corp.	12/07/21	M	1.72%	Morgan Stanley Capital Services LLC	1,673,054 USD	(24,155)
Xilinx, Inc.	12/08/21	M	1.72%	Morgan Stanley Capital Services LLC	354,085 USD	(6,400)
XO Group, Inc.	12/09/21	M	1.72%	Morgan Stanley Capital Services LLC	322,192 USD	(14,963)
Yelp, Inc.	12/10/21	M	1.72%	Morgan Stanley Capital Services LLC	124,574 USD	(1,380)
York Water co.	12/11/21	M	1.72%	Morgan Stanley Capital Services LLC	108,705 USD	(3,716)
Yum! Brands, Inc.	12/12/21	M	1.72%	Morgan Stanley Capital Services LLC	318,307 USD	(3,047)
Zebra Technologies Corp.	12/13/21	M	1.72%	Morgan Stanley Capital Services LLC	34,946 USD	34
Zimmer Biomet Holdings, Inc.	12/14/21	M	1.72%	Morgan Stanley Capital Services LLC	460,020 USD	15,300
Zix Corp.	12/15/21	M	1.72%	Morgan Stanley Capital Services LLC	166,294 USD	(6,564)
Zodiac Aerospace	04/22/19	M	0.06%	Deutsche Bank AG	5,474,838 EUR	324,147
Zoe’s Kitchen, Inc.	12/16/21	M	1.72%	Morgan Stanley Capital Services LLC	128,775 USD	(1,887)
Zoetis, Inc.	12/17/21	M	1.72%	Morgan Stanley Capital Services LLC	427,229 USD	(1,977)
Zynga, Inc.	12/18/21	M	1.72%	Morgan Stanley Capital Services LLC	19,638 USD	(194)

Total Buys						$27,181

Sells
1st Source Corporation	12/19/21	M	1.17%	Morgan Stanley Capital Services LLC	9,406 USD	159
2U, Inc.	12/20/21	M	0.90%	Morgan Stanley Capital Services LLC	91,029 USD	(1,156)
3M Co.	12/21/21	M	1.17%	Morgan Stanley Capital Services LLC	105,027 USD	522
AAON, Inc.	12/22/21	M	1.17%	Morgan Stanley Capital Services LLC	48,435 USD	(2,064)
Abb Ltd.	04/22/19	M	0.81%	Credit Suisse Securities (Europe) Limited	161,043 CHF	(308)
Acadia Pharmaceuticals, Inc.	12/23/21	M	0.90%	Morgan Stanley Capital Services LLC	226,862 USD	(5,648)
Acadia Realty Trust	12/24/21	M	1.17%	Morgan Stanley Capital Services LLC	9,493 USD	164
Acceleron Pharma, Inc.	12/25/21	M	1.17%	Morgan Stanley Capital Services LLC	45,114 USD	637
Accenture PLC	12/26/21	M	1.17%	Morgan Stanley Capital Services LLC	9,662 USD	17
Acco Brands Corp.	12/27/21	M	1.17%	Morgan Stanley Capital Services LLC	36,528 USD	733

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Achaogen, Inc.	12/28/21	M	2.05%	Morgan Stanley Capital Services LLC	549,583 USD	$15,418
Achillion Pharmaceuticals	12/29/21	M	1.17%	Morgan Stanley Capital Services LLC	94,951 USD	(1,120)
Aclaris Therapeutics, Inc.	12/30/21	M	1.17%	Morgan Stanley Capital Services LLC	519,078 USD	(9,558)
Acorda Therapeutics, Inc.	12/31/21	M	1.17%	Morgan Stanley Capital Services LLC	23,485 USD	1,112
Actividades de Construcción y Servicios, S.A.	04/22/19	M	0.97%	Credit Suisse Securities (Europe) Limited	434,052 EUR	(1,827)
Activision Blizzard, Inc.	01/01/22	M	1.17%	Morgan Stanley Capital Services LLC	728,767 USD	33,070
Actuant Corp.	01/02/22	M	1.17%	Morgan Stanley Capital Services LLC	47,281 USD	1,361
Acuity Brands, Inc.	01/03/22	M	1.17%	Morgan Stanley Capital Services LLC	390,083 USD	(10,141)
Acxiom Corp.	01/04/22	M	1.17%	Morgan Stanley Capital Services LLC	14,695 USD	5
Adamas Pharmaceuticals, Inc.	01/05/22	M	0.95%	Morgan Stanley Capital Services LLC	320,011 USD	(6,248)
Adobe Systems, Inc.	01/06/22	M	1.17%	Morgan Stanley Capital Services LLC	689,017 USD	6,983
Adobe Systems, Inc.	04/22/19	T	1.22%	Barclays Bank plc	17,608,045 USD	458,884
Aduro Biotech, Inc.	01/07/22	M	0.05%	Morgan Stanley Capital Services LLC	206,894 USD	17,662
Advance Auto Parts, Inc.	01/08/22	M	1.17%	Morgan Stanley Capital Services LLC	558,593 USD	3,719
Advanced Drainage Systems, Inc.	01/09/22	M	1.17%	Morgan Stanley Capital Services LLC	448,789 USD	(21,700)
Advanced Micro Devices	01/10/22	M	0.40%	Morgan Stanley Capital Services LLC	1,052,637 USD	6,883
Advansix, Inc.	01/11/22	M	1.17%	Morgan Stanley Capital Services LLC	313,999 USD	(4,639)
Advaxis, Inc.	01/12/22	M	1.80%	Morgan Stanley Capital Services LLC	19,512 USD	1,864
Aecom	01/13/22	M	1.17%	Morgan Stanley Capital Services LLC	218,073 USD	(1,038)
Aegon N.V.	04/22/19	M	0.77%	JPMorgan Chase Bank, N.A.	5,514,080 EUR	(16,222)
Aegon N.V.	04/22/19	M	0.42%	Credit Suisse Securities (Europe) Limited	2,701,597 EUR	(7,948)
Aerie Pharmaceuticals, Inc.	01/14/22	M	1.17%	Morgan Stanley Capital Services LLC	741,494 USD	(8,667)
Aerojet Rocketdyne Holdings	01/15/22	M	1.17%	Morgan Stanley Capital Services LLC	651,890 USD	8,733
Aerovironment, Inc.	01/16/22	M	1.17%	Morgan Stanley Capital Services LLC	119,290 USD	400
Affiliated Managers Group	01/17/22	M	1.17%	Morgan Stanley Capital Services LLC	49,761 USD	(525)
Aflac, Inc.	01/18/22	M	1.17%	Morgan Stanley Capital Services LLC	43,219 USD	119
AGCO Corp.	01/19/22	M	1.17%	Morgan Stanley Capital Services LLC	17,556 USD	198
Ageas	04/22/19	M	0.97%	Credit Suisse Securities (Europe) Limited	40,204 EUR	901
Agenus, Inc.	01/20/22	M	1.17%	Morgan Stanley Capital Services LLC	163,027 USD	13,738
Agios Pharmaceuticals, Inc.	01/21/22	M	1.17%	Morgan Stanley Capital Services LLC	264,041 USD	(25,296)
AgroFresh Solutions, Inc.	01/22/22	M	1.17%	Morgan Stanley Capital Services LLC	11,989 USD	(59)
AIB Group PLC	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	948,251 EUR	22,419
Aimmune Therapeutics, Inc.	01/23/22	M	1.17%	Morgan Stanley Capital Services LLC	327,988 USD	(27,369)
Air Liquide SA	04/22/19	M	0.67%	JPMorgan Chase Bank, N.A.	2,981,000 EUR	110,536
Air Liquide SA	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,827,949 EUR	67,781
Air Transport Services Group	01/24/22	M	1.17%	Morgan Stanley Capital Services LLC	300,711 USD	5,121
Airbus SE	04/22/19	M	0.72%	Credit Suisse Securities (Europe) Limited	1,985,763 EUR	91,108
AK Steel Holding Corp.	01/25/22	M	0.65%	Morgan Stanley Capital Services LLC	583,355 USD	(39,624)
Akamai Technologies, Inc.	01/26/22	M	1.17%	Morgan Stanley Capital Services LLC	223,665 USD	(20,560)
Akebia Therapeutics, Inc.	01/27/22	M	1.17%	Morgan Stanley Capital Services LLC	705,699 USD	8,771
Alarm.com Holdings, Inc.	01/28/22	M	1.17%	Morgan Stanley Capital Services LLC	42,214 USD	(670)
Alaska Air Group, Inc.	01/29/22	M	1.17%	Morgan Stanley Capital Services LLC	519,411 USD	(6,553)
Albemarle Corp.	01/30/22	M	1.17%	Morgan Stanley Capital Services LLC	230,900 USD	2,105
Alcoa Corp.	01/31/22	M	1.17%	Morgan Stanley Capital Services LLC	236,228 USD	(22,994)
Alder Biopharmaceuticals, Inc.	02/01/22	M	1.17%	Morgan Stanley Capital Services LLC	412,735 USD	(24,838)
Alexion Pharmaceuticals, Inc.	02/02/22	M	1.17%	Morgan Stanley Capital Services LLC	179,200 USD	(2,338)
Alibaba	04/22/19	M	1.27%	Credit Suisse Securities (Europe) Limited	157,127,831 USD	1,014,020
Align Technology, Inc.	02/03/22	M	1.17%	Morgan Stanley Capital Services LLC	96,941 USD	1,177
Alleghany Corp.	02/04/22	M	1.17%	Morgan Stanley Capital Services LLC	33,842 USD	(135)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Allegheny Technologies, Inc.	02/05/22	M	0.64%	Morgan Stanley Capital Services LLC	566,801 USD	$(12,052)
Alliance Data Systems Corp.	02/06/22	M	1.17%	Morgan Stanley Capital Services LLC	666,648 USD	(27,127)
Allison Transmission Holding	02/07/22	M	1.17%	Morgan Stanley Capital Services LLC	253,382 USD	(7,235)
Allstate Corp.	02/08/22	M	1.17%	Morgan Stanley Capital Services LLC	196,390 USD	(46)
Ally Financial, Inc.	02/09/22	M	1.17%	Morgan Stanley Capital Services LLC	8,296 USD	44
Alnylam Pharmaceuticals, Inc.	02/10/22	M	1.17%	Morgan Stanley Capital Services LLC	930,535 USD	(9,508)
Alphabet, Inc.	02/11/22	M	1.17%	Morgan Stanley Capital Services LLC	543,848 USD	8,721
Alteryx, Inc.	02/12/22	M	0.25%	Morgan Stanley Capital Services LLC	132,424 USD	8,374
Altice USA, Inc.	04/22/19	M	1.27%	Credit Suisse Securities (Europe) Limited	27,099 USD	(3,133)
Altra Industrial Motion Corp.	02/13/22	M	1.17%	Morgan Stanley Capital Services LLC	171,033 USD	(12,373)
Altran Technologies SA	04/22/19	M	0.37%	JPMorgan Chase Bank, N.A.	325,944 EUR	5,551
Altria Group, Inc.	02/14/22	M	1.17%	Morgan Stanley Capital Services LLC	405,724 USD	(170)
Amazon.Com, Inc.	02/15/22	M	1.17%	Morgan Stanley Capital Services LLC	1,090,068 USD	10,648
AMBAC Financial Group, Inc.	02/16/22	M	1.17%	Morgan Stanley Capital Services LLC	235,353 USD	(18,936)
Ambarella, Inc.	02/17/22	M	0.50%	Morgan Stanley Capital Services LLC	151,759 USD	(2,812)
AMC Networks, Inc.	02/18/22	M	1.17%	Morgan Stanley Capital Services LLC	278,024 USD	5,299
Amerco	02/19/22	M	1.17%	Morgan Stanley Capital Services LLC	146,675 USD	46
Ameren Corporation	02/20/22	M	1.17%	Morgan Stanley Capital Services LLC	120,722 USD	3,863
America Movil	04/22/19	M	1.27%	Credit Suisse Securities (Europe) Limited	468,618 USD	2,446
American Airlines Group, Inc.	02/21/22	M	1.17%	Morgan Stanley Capital Services LLC	280,825 USD	(3,363)
American Axle & Manufact. Holdings, Inc.	02/22/22	M	1.17%	Morgan Stanley Capital Services LLC	295,101 USD	2,747
American Equity Investment Life Holdings	02/23/22	M	1.17%	Morgan Stanley Capital Services LLC	43,228 USD	1,097
American Express Co.	02/24/22	M	1.17%	Morgan Stanley Capital Services LLC	59,972 USD	88
American Tower Corp.	02/25/22	M	1.17%	Morgan Stanley Capital Services LLC	34,028 USD	(212)
American Woodmark Corp.	02/26/22	M	1.17%	Morgan Stanley Capital Services LLC	231,998 USD	(10,528)
Amerisafe, Inc.	02/27/22	M	1.17%	Morgan Stanley Capital Services LLC	7,213 USD	6
Ametek, Inc.	02/28/22	M	1.17%	Morgan Stanley Capital Services LLC	406,818 USD	(2,130)
Amicus Therapeutics, Inc.	03/01/22	M	1.17%	Morgan Stanley Capital Services LLC	418,059 USD	(39,990)
Amphenol Corp.	03/02/22	M	1.17%	Morgan Stanley Capital Services LLC	446,917 USD	6,248
Amtrust Financial Services	03/03/22	M	0.34%	Morgan Stanley Capital Services LLC	368,571 USD	3,805
Anadarko Petroleum Corp.	03/04/22	M	1.17%	Morgan Stanley Capital Services LLC	888,637 USD	(99,733)
Analog Devices, Inc.	03/05/22	M	1.17%	Morgan Stanley Capital Services LLC	312,492 USD	(5,879)
Andeavor	03/06/22	M	1.17%	Morgan Stanley Capital Services LLC	29,763 USD	(880)
Anglo American PLC	04/22/19	M	0.50%	Credit Suisse Securities (Europe) Limited	8,883,113 GBP	(1,186,595)
AON PLC	03/07/22	M	1.17%	Morgan Stanley Capital Services LLC	48,358 USD	(16)
Apache Corp.	03/08/22	M	1.17%	Morgan Stanley Capital Services LLC	594,665 USD	(32,893)
Applied Materials, Inc.	03/09/22	M	1.17%	Morgan Stanley Capital Services LLC	574,671 USD	14,498
Apptio, Inc.	03/10/22	M	1.17%	Morgan Stanley Capital Services LLC	422,517 USD	(12,579)
AquaVenture Holdings Ltd.	03/12/22	M	0.05%	Morgan Stanley Capital Services LLC	224,442 USD	8,652
Aramark	03/13/22	M	1.17%	Morgan Stanley Capital Services LLC	390,580 USD	663
Aratana Therapeutics, Inc.	03/14/22	M	1.17%	Morgan Stanley Capital Services LLC	130,632 USD	9,699
ArcBest Corp.	03/15/22	M	1.17%	Morgan Stanley Capital Services LLC	64,466 USD	688
Arch Capital Group Ltd.	03/16/22	M	1.17%	Morgan Stanley Capital Services LLC	6,146 USD	(26)
Arch Coal, Inc.	03/17/22	M	0.65%	Morgan Stanley Capital Services LLC	8,768 USD	(82)
Arconic, Inc.	03/18/22	M	1.17%	Morgan Stanley Capital Services LLC	157,556 USD	(9,132)
Ardagh Group SA	03/19/22	M	1.17%	Morgan Stanley Capital Services LLC	87,683 USD	(3,321)
Ardelyx, Inc.	03/20/22	M	1.17%	Morgan Stanley Capital Services LLC	347,242 USD	(34,905)
Arena Pharmaceuticals, Inc.	03/21/22	M	1.17%	Morgan Stanley Capital Services LLC	333,098 USD	(18,593)
Argo Group International	03/22/22	M	1.17%	Morgan Stanley Capital Services LLC	11,657 USD	(57)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Arista Networks, Inc.	03/23/22	M	1.17%	Morgan Stanley Capital Services LLC	937,883 USD	$(11,975)
Arkema	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	108,836 EUR	3,015
Arlington Asset Investment	03/24/22	M	0.90%	Morgan Stanley Capital Services LLC	150 USD	9
Armstrong World Industries	03/25/22	M	1.17%	Morgan Stanley Capital Services LLC	288,238 USD	(6,822)
Array Biopharma, Inc.	03/26/22	M	1.17%	Morgan Stanley Capital Services LLC	666,469 USD	(114,740)
Arthur J. Gallagher & Co.	03/27/22	M	1.17%	Morgan Stanley Capital Services LLC	47,300 USD	(97)
Asbury Automotive Group	03/28/22	M	1.17%	Morgan Stanley Capital Services LLC	16,132 USD	260
Ascent Capital Group, Inc.	03/29/22	M	1.17%	Morgan Stanley Capital Services LLC	57,676 USD	1,857
Ashford Hospitality Prime, Inc.	03/30/22	M	1.17%	Morgan Stanley Capital Services LLC	132,385 USD	6,839
Ashford Hospitality Trust	03/31/22	M	1.17%	Morgan Stanley Capital Services LLC	56,369 USD	416
Aspen Insurance Holdings Ltd.	04/01/22	M	1.17%	Morgan Stanley Capital Services LLC	83,876 USD	2,310
Assembly Biosciences, Inc.	04/02/22	M	1.17%	Morgan Stanley Capital Services LLC	33,167 USD	89
Assicurazioni Generali	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	2,198,736 EUR	42,689
Associated Banc Corp.	04/03/22	M	1.17%	Morgan Stanley Capital Services LLC	45,503 USD	(90)
Assurant, Inc.	04/04/22	M	1.17%	Morgan Stanley Capital Services LLC	904 USD	(4)
Astronics Corp.	04/05/22	M	1.17%	Morgan Stanley Capital Services LLC	94,660 USD	(390)
At Home Group, Inc.	04/06/22	M	1.17%	Morgan Stanley Capital Services LLC	603,147 USD	(8,148)
AT&T, Inc.	04/22/19	M	1.23%	Deutsche Bank AG	2,650,958 USD	(233,005)
Atara Biotherapeutics, Inc.	04/07/22	M	1.17%	Morgan Stanley Capital Services LLC	247,888 USD	(60,481)
Atkore International Group, Inc.	04/08/22	M	1.17%	Morgan Stanley Capital Services LLC	254,238 USD	(7,066)
Atlantia SpA	04/22/19	M	0.42%	Credit Suisse Securities (Europe) Limited	1,984,253 EUR	29,829
Atlas Copco	04/22/19	M	1.25%	Credit Suisse Securities (Europe) Limited	18,538,147 SEK	(5,308)
Atlas Financial Holdings, Inc.	04/09/22	M	1.17%	Morgan Stanley Capital Services LLC	49,650 USD	(6,411)
Atlassian Corp PLC	04/10/22	M	1.17%	Morgan Stanley Capital Services LLC	362,027 USD	10,612
Audentes Therapeutics, Inc.	04/11/22	M	0.42%	Morgan Stanley Capital Services LLC	422,856 USD	(24,175)
Autodesk, Inc.	04/12/22	M	1.17%	Morgan Stanley Capital Services LLC	896,561 USD	23,956
Autonation, Inc.	04/13/22	M	1.25%	Morgan Stanley Capital Services LLC	281,261 USD	4,027
Autozone, Inc.	04/14/22	M	1.17%	Morgan Stanley Capital Services LLC	607,297 USD	(4,482)
Avery Dennison Corp.	04/22/19	T	1.22%	Barclays Bank plc	8,347,120 USD	(1,314,674)
Avery Dennison Corp.	04/15/22	M	1.17%	Morgan Stanley Capital Services LLC	48,461 USD	219
Avexis, Inc.	04/16/22	M	1.17%	Morgan Stanley Capital Services LLC	630,460 USD	(58,460)
Avis Budget Group, Inc.	04/17/22	M	1.17%	Morgan Stanley Capital Services LLC	951,449 USD	3,641
Axalta Coating Systems Ltd.	04/18/22	M	1.17%	Morgan Stanley Capital Services LLC	670,117 USD	(26,043)
Axis Capital Holdings Ltd.	04/19/22	M	1.17%	Morgan Stanley Capital Services LLC	76,087 USD	(7)
Axon Enterprise, Inc.	04/20/22	M	0.40%	Morgan Stanley Capital Services LLC	339,651 USD	(1,934)
Axovant Sciences Ltd.	04/21/22	M	1.17%	Morgan Stanley Capital Services LLC	603,802 USD	2,337
AZZ, Inc.	04/22/22	M	1.17%	Morgan Stanley Capital Services LLC	59,796 USD	(1,933)
B. Riley Financial, Inc.	04/23/22	M	1.17%	Morgan Stanley Capital Services LLC	122,112 USD	6,996
Babcock & Wilcox Enterprises, Inc.	04/24/22	M	0.75%	Morgan Stanley Capital Services LLC	248,292 USD	951
Baker Hughes	04/25/22	M	1.17%	Morgan Stanley Capital Services LLC	256,681 USD	(6,500)
Banc of California, Inc.	04/26/22	M	0.05%	Morgan Stanley Capital Services LLC	234,138 USD	566
Bancorp, Inc.	04/27/22	M	1.17%	Morgan Stanley Capital Services LLC	297,822 USD	7,350
Bank of America Corp.	04/28/22	M	1.17%	Morgan Stanley Capital Services LLC	407,049 USD	(3,840)
Bank of Hawaii Corp.	04/29/22	M	1.17%	Morgan Stanley Capital Services LLC	154,733 USD	216
Bank of New York Mellon Corp.	05/01/22	M	1.17%	Morgan Stanley Capital Services LLC	8,238 USD	52
Bank of the Ozarks	05/02/22	M	1.17%	Morgan Stanley Capital Services LLC	139,641 USD	(1,833)
Bankunited, Inc.	05/03/22	M	1.17%	Morgan Stanley Capital Services LLC	53,233 USD	(640)
Banner Corporation	05/04/22	M	1.17%	Morgan Stanley Capital Services LLC	1,577 USD	33
Baracuda Networks, Inc.	05/05/22	M	1.17%	Morgan Stanley Capital Services LLC	182,513 USD	133
Basic Energy Services, Inc.	05/06/22	M	1.17%	Morgan Stanley Capital Services LLC	353,164 USD	(10,832)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Bayer AG REG	04/22/19	M	0.35%	Morgan Stanley Capital Services LLC	3,275,642 EUR	$56,971
Bayerische Motoren Werke AG	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,422,902 EUR	(17,480)
BB&T Corp.	05/07/22	M	1.17%	Morgan Stanley Capital Services LLC	238,552 USD	443
Beacon Roofing Supply, Inc.	05/08/22	M	1.17%	Morgan Stanley Capital Services LLC	73,578 USD	(2,360)
Beiersdorf AG	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	142,498 EUR	2,766
Bellicum Pharmaceuticals, Inc.	05/09/22	M	0.40%	Morgan Stanley Capital Services LLC	519,203 USD	5,646
Berkshire Hathaway, Inc.	05/10/22	M	1.17%	Morgan Stanley Capital Services LLC	9,990 USD	79
Berkshire Hills Bancorp, Inc.	05/11/22	M	1.17%	Morgan Stanley Capital Services LLC	2,221 USD	99
Berry Global Group, Inc.	05/12/22	M	1.17%	Morgan Stanley Capital Services LLC	98,414 USD	787
Best Buy Co., Inc.	05/13/22	M	1.17%	Morgan Stanley Capital Services LLC	629,493 USD	(24,259)
Biglari Holdings, Inc.	05/14/22	M	1.17%	Morgan Stanley Capital Services LLC	415,164 USD	3,250
Bill Barrett Corp.	05/15/22	M	1.17%	Morgan Stanley Capital Services LLC	67,596 USD	(9,293)
Biocryst Pharmaceuticals, Inc.	05/16/22	M	1.17%	Morgan Stanley Capital Services LLC	556,295 USD	10,013
Biohaven Pharmaceutical Holdings	05/17/22	M	0.91%	Morgan Stanley Capital Services LLC	492,659 USD	(100,523)
Biomarin Pharmaceutical, Inc.	05/18/22	M	1.17%	Morgan Stanley Capital Services LLC	223,239 USD	9,141
BioScrip, Inc.	05/19/22	M	1.17%	Morgan Stanley Capital Services LLC	49,731 USD	(3,019)
Bioverativ, Inc.	05/20/22	M	1.17%	Morgan Stanley Capital Services LLC	130,982 USD	(1,500)
BJ’s Restaurants, Inc.	05/21/22	M	1.17%	Morgan Stanley Capital Services LLC	183,458 USD	(252)
Blackbaud, Inc.	05/22/22	M	1.17%	Morgan Stanley Capital Services LLC	95,654 USD	2,392
Blackhawk Network Holdings, Inc.	05/23/22	M	1.17%	Morgan Stanley Capital Services LLC	188,719 USD	(7,142)
Blackline, Inc.	05/24/22	M	1.17%	Morgan Stanley Capital Services LLC	191,973 USD	10,720
Blackrock, Inc.	05/25/22	M	1.17%	Morgan Stanley Capital Services LLC	106,667 USD	329
Bloomin Brands, Inc.	05/26/22	M	1.17%	Morgan Stanley Capital Services LLC	106,145 USD	(2,390)
Blue Buffalo Pet Products, Inc.	04/22/19	T	1.22%	Barclays Bank plc	15,624,117 USD	(2,771,761)
Blue Buffalo Pet Products, Inc.	05/27/22	M	0.85%	Morgan Stanley Capital Services LLC	398,336 USD	(10,555)
Blue Capital Reinsurance Holdings Ltd.	05/28/22	M	1.17%	Morgan Stanley Capital Services LLC	23,263 USD	837
Bluebird Bio, Inc.	05/29/22	M	1.17%	Morgan Stanley Capital Services LLC	664,299 USD	16,905
Blueprint Medicines Corp.	05/30/22	M	1.17%	Morgan Stanley Capital Services LLC	768,648 USD	(82)
Bmc Stock Holdings, Inc.	05/31/22	M	1.17%	Morgan Stanley Capital Services LLC	15,341 USD	(1,281)
Boeing Co.	06/01/22	M	1.17%	Morgan Stanley Capital Services LLC	173,979 USD	867
Bofl Holding, Inc.	06/02/22	M	0.60%	Morgan Stanley Capital Services LLC	55,382 USD	(3,401)
Boingo Wireless, Inc.	06/03/22	M	1.17%	Morgan Stanley Capital Services LLC	892,253 USD	23,415
Boise Cascade Co.	06/04/22	M	1.17%	Morgan Stanley Capital Services LLC	85,025 USD	(1,039)
Bojangles, Inc.	06/05/22	M	1.17%	Morgan Stanley Capital Services LLC	107,355 USD	7,999
Bonanza Creek Energy, Inc.	06/06/22	M	1.17%	Morgan Stanley Capital Services LLC	33,258 USD	2,992
Boot Barn Holdings, Inc.	06/07/22	M	0.90%	Morgan Stanley Capital Services LLC	231,590 USD	(22,028)
Borgwarner, Inc.	06/08/22	M	1.17%	Morgan Stanley Capital Services LLC	128,928 USD	1,101
Boston Beer Company, Inc.	06/09/22	M	1.17%	Morgan Stanley Capital Services LLC	12,546 USD	125
Bouygues SA	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	617,368 EUR	3,151
Box, Inc.	06/10/22	M	1.17%	Morgan Stanley Capital Services LLC	105,491 USD	229
Boyd Gaming Corp.	06/11/22	M	1.17%	Morgan Stanley Capital Services LLC	335,451 USD	(14,138)
Brandywine Realty Trust	06/12/22	M	1.17%	Morgan Stanley Capital Services LLC	13,509 USD	176
Brink’s Co.	06/13/22	M	1.17%	Morgan Stanley Capital Services LLC	260,948 USD	2,969
Bristow Group, Inc.	06/14/22	M	0.50%	Morgan Stanley Capital Services LLC	1,343 USD	(125)
Brixmor Property Group, Inc.	06/15/22	M	1.17%	Morgan Stanley Capital Services LLC	75,764 USD	(2,086)
Broadcom Ltd.	06/16/22	M	1.17%	Morgan Stanley Capital Services LLC	434,368 USD	10,740
Broadsoft, Inc.	06/17/22	M	1.17%	Morgan Stanley Capital Services LLC	23,433 USD	(64)
Brown Forman Corp.	06/18/22	M	1.17%	Morgan Stanley Capital Services LLC	512,664 USD	(12,661)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Brunswick Corp.	06/19/22	M	1.17%	Morgan Stanley Capital Services LLC	65,991 USD	$(107)
Buffalo Wild Wings, Inc.	06/20/22	M	1.17%	Morgan Stanley Capital Services LLC	481,447 USD	202
Bunge Ltd.	06/21/22	M	1.17%	Morgan Stanley Capital Services LLC	145,727 USD	297
Burlington Stores, Inc.	06/22/22	M	1.17%	Morgan Stanley Capital Services LLC	96,429 USD	(6,547)
BWX Technologies, Inc.	06/23/22	M	1.17%	Morgan Stanley Capital Services LLC	33,828 USD	256
C.H. Robinson Worldwide, Inc.	06/24/22	M	1.17%	Morgan Stanley Capital Services LLC	60,821 USD	(27)
Cable One, Inc.	06/25/22	M	1.17%	Morgan Stanley Capital Services LLC	192,982 USD	(5,363)
Cabot Oil & Gas Corp.	06/26/22	M	1.17%	Morgan Stanley Capital Services LLC	602,352 USD	(38,831)
CAI International, Inc.	06/27/22	M	1.17%	Morgan Stanley Capital Services LLC	5,209 USD	26
CalAtlantic Group, Inc.	06/28/22	M	1.17%	Morgan Stanley Capital Services LLC	187,272 USD	(4,342)
Calgon Carbon Corp.	06/29/22	M	1.17%	Morgan Stanley Capital Services LLC	256,814 USD	—
Calithera Biosciences, Inc.	06/30/22	M	1.17%	Morgan Stanley Capital Services LLC	490,337 USD	(12,124)
Callidus Software, Inc.	07/01/22	M	1.17%	Morgan Stanley Capital Services LLC	210,218 USD	3,251
Callon Petroleum Co.	07/02/22	M	1.17%	Morgan Stanley Capital Services LLC	341,974 USD	(54,116)
Calpine Corp.	07/03/22	M	1.17%	Morgan Stanley Capital Services LLC	675,702 USD	(2,606)
Campbell Soup Co.	07/04/22	M	1.17%	Morgan Stanley Capital Services LLC	50,001 USD	304
Camping World Holdings, Inc.	07/05/22	M	1.17%	Morgan Stanley Capital Services LLC	466,826 USD	6,957
Carbonite, Inc.	07/06/22	M	1.17%	Morgan Stanley Capital Services LLC	291,696 USD	(13,369)
Carlsberg AS	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	9,174,176 DKK	(16,050)
Carmax, Inc.	07/07/22	M	1.17%	Morgan Stanley Capital Services LLC	879,956 USD	37,672
Carnival Corp.	07/08/22	M	1.17%	Morgan Stanley Capital Services LLC	300,587 USD	1,126
Carrizo Oil & Gas, Inc.	07/09/22	M	1.17%	Morgan Stanley Capital Services LLC	811,448 USD	(100,613)
Carter’s, Inc.	07/10/22	M	1.17%	Morgan Stanley Capital Services LLC	162,413 USD	42
Carter’s, Inc.	04/22/19	T	1.22%	Barclays Bank plc	7,830,899 USD	(2,064,814)
Cascadian Therapeutics, Inc.	07/11/22	M	1.17%	Morgan Stanley Capital Services LLC	90,213 USD	(1,236)
Caterpillar, Inc.	07/12/22	M	1.17%	Morgan Stanley Capital Services LLC	277,596 USD	(9,673)
Cavco Industries Inc	07/13/22	M	1.17%	Morgan Stanley Capital Services LLC	299,231 USD	(14,667)
Cavium, Inc.	07/14/22	M	1.17%	Morgan Stanley Capital Services LLC	503,088 USD	946
CBL & Associates Properties	07/15/22	M	0.05%	Morgan Stanley Capital Services LLC	325,842 USD	(1,736)
CBRE Group, Inc.	07/16/22	M	1.17%	Morgan Stanley Capital Services LLC	50,701 USD	418
CBS Corp.	07/17/22	M	1.17%	Morgan Stanley Capital Services LLC	1,046,179 USD	1,053
CDW Corp.	07/18/22	M	1.17%	Morgan Stanley Capital Services LLC	71,435 USD	(974)
Cedar Realty Trust, Inc.	07/19/22	M	1.17%	Morgan Stanley Capital Services LLC	66,911 USD	(443)
Celanese Corp.	07/20/22	M	1.17%	Morgan Stanley Capital Services LLC	103,215 USD	419
Celgene Corp.	07/21/22	M	1.17%	Morgan Stanley Capital Services LLC	358,148 USD	11,985
Celldex Therapeutics, Inc.	07/22/22	M	0.75%	Morgan Stanley Capital Services LLC	51,084 USD	2,236
Centennial Resource Development, Inc.	07/23/22	M	0.75%	Morgan Stanley Capital Services LLC	811,123 USD	(40,534)
Centerpoint Energy, Inc.	07/24/22	M	1.17%	Morgan Stanley Capital Services LLC	277,718 USD	4,243
Central Garden & Pet Co.	07/25/22	M	1.17%	Morgan Stanley Capital Services LLC	348,262 USD	(578)
Century Aluminum Company	07/26/22	M	1.17%	Morgan Stanley Capital Services LLC	591,779 USD	(132,328)
Century Communities, Inc.	07/27/22	M	1.17%	Morgan Stanley Capital Services LLC	159,688 USD	(8,376)
Cerus Corp.	07/28/22	M	1.17%	Morgan Stanley Capital Services LLC	37,623 USD	3,161
Chart Industries, Inc.	07/29/22	M	1.17%	Morgan Stanley Capital Services LLC	176,265 USD	(4,662)
Charter Communications, Inc.	07/30/22	M	1.17%	Morgan Stanley Capital Services LLC	1,095,328 USD	(36,522)
Chefs’ Warehouse, Inc.	07/31/22	M	1.17%	Morgan Stanley Capital Services LLC	109,847 USD	(484)
Chegg, Inc.	08/01/22	M	0.90%	Morgan Stanley Capital Services LLC	588,015 USD	(22,207)
Chemocentryx, Inc.	08/02/22	M	1.17%	Morgan Stanley Capital Services LLC	22,658 USD	(309)
Chemours Co.	08/03/22	M	1.17%	Morgan Stanley Capital Services LLC	669,034 USD	(23,195)
Children’s Place, Inc.	08/04/22	M	1.17%	Morgan Stanley Capital Services LLC	282,635 USD	(13,297)
Chipotle Mexican Grill, Inc.	08/05/22	M	0.90%	Morgan Stanley Capital Services LLC	1,126,200 USD	73,842
Chubb Ltd.	08/06/22	M	1.17%	Morgan Stanley Capital Services LLC	53,058 USD	13
Church & Dwight Co, Inc.	08/07/22	M	1.17%	Morgan Stanley Capital Services LLC	206,634 USD	(2,675)
Ciena Corp.	04/22/19	T	1.22%	Barclays Bank plc	10,062,856 USD	1,203,752
Cimarex Energy Co.	08/08/22	M	1.17%	Morgan Stanley Capital Services LLC	373,221 USD	(17,089)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cincinnati Bell, Inc.	08/09/22	M	1.17%	Morgan Stanley Capital Services LLC	329,930 USD	$(793)
Cintas Corp.	08/10/22	M	1.17%	Morgan Stanley Capital Services LLC	942,332 USD	8,131
Circor International, Inc.	08/11/22	M	1.17%	Morgan Stanley Capital Services LLC	194,340 USD	(6,562)
Cit Group, Inc.	08/12/22	M	1.17%	Morgan Stanley Capital Services LLC	136,982 USD	1,452
Citigroup, Inc.	08/13/22	M	1.17%	Morgan Stanley Capital Services LLC	8,561 USD	78
Citizens Financial Group	08/14/22	M	1.17%	Morgan Stanley Capital Services LLC	255,892 USD	(774)
Citrix Systems, Inc.	08/15/22	M	1.17%	Morgan Stanley Capital Services LLC	91,852 USD	(372)
City Holding Co.	08/16/22	M	1.17%	Morgan Stanley Capital Services LLC	4,969 USD	112
Clearside Biomedical, Inc.	08/17/22	M	0.50%	Morgan Stanley Capital Services LLC	174,906 USD	(30,026)
Cleveland Cliffs, Inc.	08/18/22	M	0.70%	Morgan Stanley Capital Services LLC	514,377 USD	(43,316)
Clorox Company	08/19/22	M	1.17%	Morgan Stanley Capital Services LLC	346,682 USD	266
Cloudera, Inc.	08/20/22	M	0.40%	Morgan Stanley Capital Services LLC	177,507 USD	8,193
Clovis Oncology, Inc.	08/21/22	M	1.17%	Morgan Stanley Capital Services LLC	1,135,633 USD	(64,703)
Cme Group, Inc.	08/22/22	M	1.17%	Morgan Stanley Capital Services LLC	90,683 USD	863
CMS Energy Corp.	08/23/22	M	1.17%	Morgan Stanley Capital Services LLC	555,885 USD	22,010
CNO Financial Group, Inc.	08/24/22	M	1.17%	Morgan Stanley Capital Services LLC	87,852 USD	425
CNP Assurances	04/22/19	M	0.72%	Credit Suisse Securities (Europe) Limited	460,040 EUR	716
Coca-Cola Bottling Co.	08/25/22	M	1.17%	Morgan Stanley Capital Services LLC	216,524 USD	9,660
Coca-Cola Co.	08/26/22	M	1.17%	Morgan Stanley Capital Services LLC	309,318 USD	(923)
Coca-Cola Co.	04/22/19	M	1.27%	Credit Suisse Securities (Europe) Limited	346,841 USD	2,328
Codexis, Inc.	08/27/22	M	1.17%	Morgan Stanley Capital Services LLC	82,626 USD	(3,003)
Coeur Mining, Inc.	08/28/22	M	1.17%	Morgan Stanley Capital Services LLC	536,059 USD	6,356
Cognex Corp.	08/29/22	M	1.17%	Morgan Stanley Capital Services LLC	553,416 USD	2,180
Cognizant Technology Solutions Corp.	08/30/22	M	1.17%	Morgan Stanley Capital Services LLC	449,187 USD	2,755
Coherent, Inc.	08/31/22	M	1.17%	Morgan Stanley Capital Services LLC	674,629 USD	15,081
Coherus Biosciences, Inc.	09/01/22	M	0.90%	Morgan Stanley Capital Services LLC	538,594 USD	4,856
Colfax Corp.	09/02/22	M	1.17%	Morgan Stanley Capital Services LLC	84,631 USD	(6,337)
Colgate Palmolive Co.	09/03/22	M	1.17%	Morgan Stanley Capital Services LLC	203,340 USD	(2,261)
Collegium Pharmaceutical, Inc.	09/04/22	M	1.80%	Morgan Stanley Capital Services LLC	402,023 USD	(23,757)
Columbia Banking System, Inc.	09/05/22	M	1.17%	Morgan Stanley Capital Services LLC	3,285 USD	70
Columbus McKinnon Corp.	09/06/22	M	1.17%	Morgan Stanley Capital Services LLC	225,638 USD	(13,203)
Comcast Corp.	09/07/22	M	1.17%	Morgan Stanley Capital Services LLC	520,894 USD	(2,480)
Comerica, Inc.	09/08/22	M	1.17%	Morgan Stanley Capital Services LLC	465,932 USD	(1,713)
Commerce Bancshares, Inc.	09/09/22	M	1.17%	Morgan Stanley Capital Services LLC	69,911 USD	55
Commercial Vehicle Group, Inc.	09/10/22	M	1.17%	Morgan Stanley Capital Services LLC	176,340 USD	2,777
Commerzbank AG	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	2,746,759 EUR	16,847
Commerzbank AG	04/22/19	M	0.67%	JPMorgan Chase Bank, N.A.	3,768,000 EUR	19,798
Commscope Holding Co, Inc.	09/11/22	M	1.17%	Morgan Stanley Capital Services LLC	162,030 USD	(412)
Community Bank System, Inc.	09/12/22	M	1.17%	Morgan Stanley Capital Services LLC	53,683 USD	739
Compagnie Financiere Richemont SA	04/22/19	M	1.36%	Credit Suisse Securities (Europe) Limited	487,385 CHF	240
Conatus Pharmaceuticals, Inc.	09/13/22	M	2.20%	Morgan Stanley Capital Services LLC	151,811 USD	(12,444)
Concert Pharmaceuticals, Inc.	09/14/22	M	1.17%	Morgan Stanley Capital Services LLC	304,564 USD	1,730
Concho Resources, Inc.	09/15/22	M	1.17%	Morgan Stanley Capital Services LLC	855,183 USD	(59,357)
Conn’s, Inc.	09/16/22	M	1.40%	Morgan Stanley Capital Services LLC	488,003 USD	(10,159)
Conocophillips	09/17/22	M	1.17%	Morgan Stanley Capital Services LLC	338,960 USD	(4,431)
Consolidated Communications	09/18/22	M	0.90%	Morgan Stanley Capital Services LLC	53,628 USD	2,174
Consolidated Edison, Inc.	09/19/22	M	1.17%	Morgan Stanley Capital Services LLC	357,961 USD	9,836
Constellation Brands, Inc.	09/20/22	M	1.17%	Morgan Stanley Capital Services LLC	678,978 USD	(12,903)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Consumer Discrectionary Select Sector SPDR Fund	12/31/18	M	1.12%	Bank of America, N.A.	2,350,336 USD	$10,791
Consumer Discrectionary Select Sector SPDR Fund	12/31/18	M	1.12%	Bank of America, N.A.	2,331,997 USD	8,933
Consumer Discrectionary Select Sector SPDR Fund	12/31/18	M	1.11%	Bank of America, N.A.	2,345,399 USD	10,394
Consumer Staples Select Sector SPDR ETF	12/31/18	M	1.12%	Bank of America, N.A.	581,118 USD	(412)
Consumer Staples Select Sector SPDR ETF	12/31/18	M	1.12%	Bank of America, N.A.	581,650 USD	1,031
Consumer Staples Select Sector SPDR ETF	12/31/18	M	1.11%	Bank of America, N.A.	584,737 USD	1,045
Continental Building Product	09/21/22	M	1.17%	Morgan Stanley Capital Services LLC	39,583 USD	(1,009)
Continental Resources, Inc.	09/22/22	M	1.17%	Morgan Stanley Capital Services LLC	969,429 USD	(109,729)
Copa Holdings SA	09/23/22	M	1.17%	Morgan Stanley Capital Services LLC	5,029 USD	69
Copart, Inc.	09/24/22	M	1.17%	Morgan Stanley Capital Services LLC	453,712 USD	6,782
Corcept Therapeutics, Inc.	09/25/22	M	1.17%	Morgan Stanley Capital Services LLC	8,641 USD	(227)
Corecivic, Inc.	09/26/22	M	1.17%	Morgan Stanley Capital Services LLC	46,456 USD	(884)
CoreSite Realty Corp.	09/27/22	M	1.17%	Morgan Stanley Capital Services LLC	53,547 USD	241
Corium International, Inc.	09/28/22	M	1.17%	Morgan Stanley Capital Services LLC	93,163 USD	6,846
Cornerstone Ondemand, Inc.	09/29/22	M	1.17%	Morgan Stanley Capital Services LLC	238,420 USD	(1,718)
Corvus Pharmaceuticals, Inc.	09/30/22	M	1.17%	Morgan Stanley Capital Services LLC	127,265 USD	(10,316)
Costco Wholesale Corp.	10/01/22	M	1.17%	Morgan Stanley Capital Services LLC	619,429 USD	15,470
Coty, Inc.	10/02/22	M	1.17%	Morgan Stanley Capital Services LLC	232,528 USD	(463)
Coupa Software, Inc.	10/03/22	M	1.17%	Morgan Stanley Capital Services LLC	482,801 USD	21,525
Cousins Properties, Inc.	10/04/22	M	1.17%	Morgan Stanley Capital Services LLC	36,356 USD	919
Cowen, Inc.	10/05/22	M	1.17%	Morgan Stanley Capital Services LLC	173,929 USD	3,740
Craft Brew Alliance, Inc.	10/06/22	M	1.17%	Morgan Stanley Capital Services LLC	93,600 USD	—
Crawford & Co.	10/07/22	M	1.17%	Morgan Stanley Capital Services LLC	48,630 USD	1,608
Credit Suisse Group AG REG	04/22/19	M	1.14%	JPMorgan Chase Bank, N.A.	4,382,122 CHF	20,375
CSL, Ltd.	04/22/19	M	1.00%	Morgan Stanley Capital Services LLC	3,817,111 AUD	(10,558)
CSX Corp.	10/08/22	M	1.17%	Morgan Stanley Capital Services LLC	811,035 USD	(25,612)
Cubesmart	10/09/22	M	1.17%	Morgan Stanley Capital Services LLC	29,596 USD	473
Cubic Corp.	10/10/22	M	1.17%	Morgan Stanley Capital Services LLC	8,903 USD	60
Cummins Inc.	10/11/22	M	1.17%	Morgan Stanley Capital Services LLC	176,385 USD	98
Customers Bancorp, Inc.	10/12/22	M	1.17%	Morgan Stanley Capital Services LLC	11,457 USD	229
CVS Health Corp.	04/22/19	M	1.23%	Deutsche Bank AG	1,663,950 USD	(15,512)
CVS Health Corp.	10/13/22	M	1.17%	Morgan Stanley Capital Services LLC	431,396 USD	3,936
Cyrusone, Inc.	10/14/22	M	1.17%	Morgan Stanley Capital Services LLC	139,647 USD	109
Cytokinetics, Inc.	10/15/22	M	1.17%	Morgan Stanley Capital Services LLC	595,331 USD	17,627
Cytomx Therapeutics, Inc.	10/16/22	M	1.17%	Morgan Stanley Capital Services LLC	623,686 USD	15,676
Daimler AG	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	916,100 EUR	3,251
Darden Restaurants, Inc.	04/22/19	T	1.22%	Barclays Bank plc	9,815,060 USD	(1,555,340)
Darden Restaurants, Inc.	10/17/22	M	1.17%	Morgan Stanley Capital Services LLC	263,009 USD	(4,887)
Darling Ingredients, Inc.	10/18/22	M	1.17%	Morgan Stanley Capital Services LLC	161,688 USD	(17,110)
DDR Corp.	10/19/22	M	1.17%	Morgan Stanley Capital Services LLC	208,715 USD	(2,356)
Deckers Outdoor Corp.	10/20/22	M	1.17%	Morgan Stanley Capital Services LLC	425,537 USD	(11,344)
Deere & Co.	10/21/22	M	1.17%	Morgan Stanley Capital Services LLC	614,941 USD	(7,186)
Delek US Holdings, Inc.	10/22/22	M	1.17%	Morgan Stanley Capital Services LLC	203,075 USD	(10,757)
Dell Technologies, Inc.	10/23/22	M	1.17%	Morgan Stanley Capital Services LLC	595,791 USD	(1,617)
Delphi Automotive PLC	03/11/22	M	1.17%	Morgan Stanley Capital Services LLC	736,646 USD	(2,138)
Delta Air Lines, Inc.	10/24/22	M	1.17%	Morgan Stanley Capital Services LLC	164,195 USD	227
Deltic Timber Corp.	10/25/22	M	1.17%	Morgan Stanley Capital Services LLC	3,250 USD	(46)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Depomed, Inc.	10/26/22	M	1.17%	Morgan Stanley Capital Services LLC	282,900 USD	$11,140
Dermira, Inc.	10/27/22	M	1.17%	Morgan Stanley Capital Services LLC	553,161 USD	(15,332)
Deutsche Telekom AG	04/22/19	M	0.67%	JPMorgan Chase Bank, N.A.	3,906,776 EUR	84,012
Deutsche Telekom AG	04/22/19	M	0.42%	Credit Suisse Securities (Europe) Limited	3,185,238 EUR	68,496
Deutsche Wohnen AG	04/22/19	M	0.42%	Credit Suisse Securities (Europe) Limited	1,209,205 EUR	19,434
Deutshe Bank AG	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	4,920,840 EUR	252,955
Devon Energy Corp.	10/28/22	M	1.17%	Morgan Stanley Capital Services LLC	536,747 USD	(45,793)
Dexcom, Inc.	10/29/22	M	1.17%	Morgan Stanley Capital Services LLC	573,223 USD	(3,948)
Diamondback Energy, Inc.	10/30/22	M	1.17%	Morgan Stanley Capital Services LLC	862,962 USD	(105,628)
Discover Financial Services	10/31/22	M	1.17%	Morgan Stanley Capital Services LLC	86,497 USD	(38)
Discovery Communications	04/22/19	M	1.23%	Deutsche Bank AG	1,190,595 USD	(74,439)
Discovery Communications, Inc.	11/01/22	M	0.50%	Morgan Stanley Capital Services LLC	212,394 USD	2,850
Dish Network Corp.	11/02/22	M	1.17%	Morgan Stanley Capital Services LLC	1,164,195 USD	16,715
Distribuidora Internacional	04/22/19	M	0.97%	Credit Suisse Securities (Europe) Limited	1,278,474 EUR	(68,913)
DNB ASA	04/22/19	M	0.39%	Credit Suisse Securities (Europe) Limited	2,258,938 NOK	901
Dollar General Corp.	11/03/22	M	1.17%	Morgan Stanley Capital Services LLC	437,491 USD	(3,563)
Dollar Tree, Inc.	11/04/22	M	1.17%	Morgan Stanley Capital Services LLC	577,393 USD	4,250
Dominion Energy, Inc.	11/05/22	M	1.17%	Morgan Stanley Capital Services LLC	187,052 USD	371
Donnelley Financial Solution	11/06/22	M	1.17%	Morgan Stanley Capital Services LLC	98,807 USD	3,520
Dorman Products, Inc.	11/07/22	M	1.17%	Morgan Stanley Capital Services LLC	113,831 USD	2,495
Dover Corp.	11/08/22	M	1.17%	Morgan Stanley Capital Services LLC	35,024 USD	183
Dr Horton, Inc.	11/09/22	M	1.17%	Morgan Stanley Capital Services LLC	164,148 USD	(1,370)
Dr Pepper Snapple Group, Inc.	11/10/22	M	1.17%	Morgan Stanley Capital Services LLC	162,615 USD	(543)
Dril Quip, Inc.	11/11/22	M	1.17%	Morgan Stanley Capital Services LLC	11,011 USD	(8)
DXC Technology Co.	11/12/22	M	1.17%	Morgan Stanley Capital Services LLC	572,639 USD	1,530
DXP Enterprises, Inc.	11/13/22	M	1.17%	Morgan Stanley Capital Services LLC	221,102 USD	(11,318)
Dycom Industries, Inc.	11/14/22	M	1.17%	Morgan Stanley Capital Services LLC	446,394 USD	(1,331)
Dynavax Technologies Corp.	11/15/22	M	0.53%	Morgan Stanley Capital Services LLC	458,938 USD	12,644
Dynegy, Inc.	11/16/22	M	1.17%	Morgan Stanley Capital Services LLC	478,723 USD	(31,561)
E-Trade Financial Corp.	11/17/22	M	1.17%	Morgan Stanley Capital Services LLC	157,172 USD	977
E. W. Scripps Co.	01/03/23	M	1.17%	Morgan Stanley Capital Services LLC	182,536 USD	2,306
Eagle Bancorp, Inc.	11/18/22	M	1.17%	Morgan Stanley Capital Services LLC	216,985 USD	2,523
Eagle Bulk Shipping, Inc.	11/19/22	M	1.17%	Morgan Stanley Capital Services LLC	45,711 USD	781
Eagle Materials, Inc.	11/20/22	M	1.17%	Morgan Stanley Capital Services LLC	167,350 USD	(1,920)
Earthstone Energy, Inc.	11/21/22	M	0.75%	Morgan Stanley Capital Services LLC	356,148 USD	(39,500)
East West Bancorp, Inc.	11/22/22	M	1.17%	Morgan Stanley Capital Services LLC	215,538 USD	444
Eaton Corp PLC	11/23/22	M	1.17%	Morgan Stanley Capital Services LLC	29,509 USD	(436)
Eaton Vance Corp.	11/24/22	M	1.17%	Morgan Stanley Capital Services LLC	13,848 USD	33
Ebay, Inc.	11/25/22	M	1.17%	Morgan Stanley Capital Services LLC	193,193 USD	3,172
Echo Global Logistics, Inc.	11/26/22	M	1.17%	Morgan Stanley Capital Services LLC	203,319 USD	(6,681)
Eclipse Resources Corp.	11/27/22	M	1.17%	Morgan Stanley Capital Services LLC	196,546 USD	(18,004)
Edgewell Personal Care Co.	11/28/22	M	1.17%	Morgan Stanley Capital Services LLC	595,066 USD	6,926
Edison International	11/29/22	M	1.17%	Morgan Stanley Capital Services LLC	194,909 USD	18,090
Editas Medicine, Inc.	11/30/22	M	0.75%	Morgan Stanley Capital Services LLC	583,750 USD	(119,414)
EDP Energias De Portugal SA	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	228,943 EUR	4,034
Ehealth, Inc.	12/01/22	M	1.17%	Morgan Stanley Capital Services LLC	363,568 USD	7,066
Eldorado Resorts, Inc.	12/02/22	M	1.17%	Morgan Stanley Capital Services LLC	756,070 USD	(21,032)
Electro Scientific Industries, Inc.	12/03/22	M	1.17%	Morgan Stanley Capital Services LLC	22,629 USD	(129)
Electronic Arts, Inc.	12/04/22	M	1.17%	Morgan Stanley Capital Services LLC	416,885 USD	13,980
Electronics for Imaging	12/05/22	M	1.17%	Morgan Stanley Capital Services LLC	84,355 USD	(1,252)
Elisa Oyj	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,582,474 EUR	22,932
Ellie Mae, Inc.	12/06/22	M	0.70%	Morgan Stanley Capital Services LLC	340,429 USD	12,599
EMCOR Group, Inc.	12/07/22	M	1.17%	Morgan Stanley Capital Services LLC	60,053 USD	784

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Emerald Expositions Events, Inc.	12/08/22	M	0.65%	Morgan Stanley Capital Services LLC	120,695 USD	$(837)
Emerson Electric Co.	12/09/22	M	1.17%	Morgan Stanley Capital Services LLC	50,324 USD	147
Employers Holdings, Inc.	12/10/22	M	1.17%	Morgan Stanley Capital Services LLC	27,354 USD	1,513
Enagas SA	04/22/19	M	0.97%	Credit Suisse Securities (Europe) Limited	249,775 EUR	13,603
Encore Capital Group, Inc.	12/11/22	M	0.90%	Morgan Stanley Capital Services LLC	47,640 USD	530
Encore Wire Corp.	12/12/22	M	1.17%	Morgan Stanley Capital Services LLC	3,892 USD	(49)
Endologix, Inc.	12/13/22	M	1.17%	Morgan Stanley Capital Services LLC	316,449 USD	(6,028)
Endurance International Group Holdings, Inc.	12/14/22	M	1.17%	Morgan Stanley Capital Services LLC	143,140 USD	1,684
Energen Corp.	12/15/22	M	1.17%	Morgan Stanley Capital Services LLC	324,785 USD	(21,729)
Energizer Holdings, Inc.	12/16/22	M	1.17%	Morgan Stanley Capital Services LLC	338,453 USD	1,201
Energizer Holdings, Inc.	04/22/19	M	1.12%	Goldman Sachs International	8,817,293 USD	50,627
Energy Recovery, Inc.	12/17/22	M	0.75%	Morgan Stanley Capital Services LLC	527,460 USD	68,479
Energy Select Sector SPDR Fund	12/31/18		0.00%	Bank of America, N.A.	7,146,365 USD	9,245
Energy Select Sector SPDR Fund	12/31/18		0.00%	Bank of America, N.A.	7,022,018 USD	9,113
Energy Select Sector SPDR Fund	12/31/18		0.00%	Bank of America, N.A.	7,168,809 USD	26,992
Enersys	12/18/22	M	1.17%	Morgan Stanley Capital Services LLC	189,429 USD	1,498
Engility Holdings, Inc.	12/19/22	M	1.17%	Morgan Stanley Capital Services LLC	65,753 USD	162
Enova International, Inc.	12/20/22	M	1.17%	Morgan Stanley Capital Services LLC	130,438 USD	1,694
Enpro Industries, Inc.	12/21/22	M	1.17%	Morgan Stanley Capital Services LLC	51,295 USD	(790)
Entravision Communications	12/22/22	M	1.17%	Morgan Stanley Capital Services LLC	43,643 USD	2,037
Eog Resources, Inc.	12/23/22	M	1.17%	Morgan Stanley Capital Services LLC	887,469 USD	(34,190)
Epizyme, Inc.	12/24/22	M	1.17%	Morgan Stanley Capital Services LLC	203,082 USD	3,650
Equifax, Inc.	12/25/22	M	1.17%	Morgan Stanley Capital Services LLC	499,533 USD	6,628
Equinix, Inc.	12/26/22	M	1.17%	Morgan Stanley Capital Services LLC	62,434 USD	(563)
Ericsson LM	04/22/19	M	0.97%	JPMorgan Chase Bank, N.A.	5,510,000 SEK	15,238
Ericsson LM	04/22/19	M	0.70%	Credit Suisse Securities (Europe) Limited	10,210,305 SEK	28,237
Erste Group Bank AG	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	2,156,742 EUR	(80,175)
ESCO Technologies, Inc.	12/27/22	M	1.17%	Morgan Stanley Capital Services LLC	15,596 USD	52
Esperion Therapeutics, Inc.	12/28/22	M	1.17%	Morgan Stanley Capital Services LLC	415,534 USD	(29,874)
Essilor International S.A.	04/22/19	M	0.67%	JPMorgan Chase Bank, N.A.	2,249,000 EUR	(59,992)
Essilor International S.A.	04/22/19	M	0.35%	Morgan Stanley Capital Services LLC	8,725,339 EUR	(710,920)
Essilor International S.A.	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	396,836 EUR	(10,586)
Estee Lauder Companies	04/22/19	T	1.19%	Skandinaviska Enskilda Banken AB (publ)	7,780,455 USD	(1,466,584)
Estee Lauder Companies	12/29/22	M	1.17%	Morgan Stanley Capital Services LLC	21,888 USD	130
Etsy, Inc.	12/30/22	M	1.17%	Morgan Stanley Capital Services LLC	187,575 USD	457
Everbridge, Inc.	12/31/22	M	1.17%	Morgan Stanley Capital Services LLC	295,122 USD	(10,489)
Evercore Partners, Inc.	01/01/23	M	1.17%	Morgan Stanley Capital Services LLC	23,716 USD	(44)
Everi Holdings, Inc.	01/02/23	M	1.17%	Morgan Stanley Capital Services LLC	240,777 USD	(1,740)
Evonik Industries AG	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	302,969 EUR	(1,922)
Exact Sciences Corp.	01/04/23	M	1.17%	Morgan Stanley Capital Services LLC	686,645 USD	(9,878)
Exelixis, Inc.	01/05/23	M	1.17%	Morgan Stanley Capital Services LLC	177,161 USD	(13,052)
Expedia, Inc.	01/06/23	M	1.17%	Morgan Stanley Capital Services LLC	694,355 USD	8,911
Expeditors International of Washington	01/07/23	M	1.17%	Morgan Stanley Capital Services LLC	39,963 USD	178
Express, Inc.	01/08/23	M	1.17%	Morgan Stanley Capital Services LLC	142,718 USD	841
Exterran Corp.	01/09/23	M	1.17%	Morgan Stanley Capital Services LLC	454,312 USD	(27,191)
Extra Space Storage, Inc.	01/10/23	M	1.17%	Morgan Stanley Capital Services LLC	2,436 USD	(12)
Extraction Oil & Gas, Inc.	01/11/23	M	0.75%	Morgan Stanley Capital Services LLC	781,327 USD	28,135
EZCorp, Inc.	01/12/23	M	1.17%	Morgan Stanley Capital Services LLC	97,865 USD	399
Facebook, Inc.	01/13/23	M	1.17%	Morgan Stanley Capital Services LLC	621,642 USD	8,267
FactSet Research Systems Inc	01/14/23	M	1.17%	Morgan Stanley Capital Services LLC	58,531 USD	2,052
FactSet Research Systems Inc.	04/22/19	T	1.19%	Skandinaviska Enskilda Banken AB (publ)	8,331,670 USD	(603,334)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Fairmount Santrol Holdings	01/15/23	M	1.80%	Morgan Stanley Capital Services LLC	443,216 USD	$(4,278)
Fate Therapeutics, Inc.	01/16/23	M	0.00%	Morgan Stanley Capital Services LLC	39,219 USD	(17,634)
FB Financial Corp.	01/17/23	M	1.17%	Morgan Stanley Capital Services LLC	57,116 USD	1,983
Federal Signal Corp.	01/18/23	M	1.17%	Morgan Stanley Capital Services LLC	108,819 USD	(2,720)
Federated Investors, Inc.	01/19/23	M	1.17%	Morgan Stanley Capital Services LLC	59,640 USD	(974)
Federated National Holding Co.	01/20/23	M	1.17%	Morgan Stanley Capital Services LLC	273,825 USD	(32,472)
FedEx Corp.	01/21/23	M	1.17%	Morgan Stanley Capital Services LLC	108,411 USD	360
Ferro Corp.	01/22/23	M	1.17%	Morgan Stanley Capital Services LLC	262,372 USD	3,944
Fiat Chrysler Automoblies NV	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	465,214 EUR	4,088
Fibrogen, Inc.	01/23/23	M	1.17%	Morgan Stanley Capital Services LLC	631,433 USD	(44,064)
Fidelity National Information Services, Inc.	01/24/23	M	1.17%	Morgan Stanley Capital Services LLC	216,136 USD	11
Fifth Third Bancorp	01/25/23	M	1.17%	Morgan Stanley Capital Services LLC	362,380 USD	(2,186)
Financial Engines, Inc.	01/26/23	M	1.17%	Morgan Stanley Capital Services LLC	193,180 USD	(9,709)
Financial Select Sector SPDR ETF	12/31/18	M	1.12%	Bank of America, N.A.	3,997,321 USD	19,951
Financial Select Sector SPDR ETF	12/31/18	M	1.12%	Bank of America, N.A.	4,012,258 USD	6,029
Financial Select Sector SPDR ETF	12/31/18	M	1.11%	Bank of America, N.A.	3,988,746 USD	2,528
Finisar Corporation	01/27/23	M	1.17%	Morgan Stanley Capital Services LLC	311,789 USD	22,656
FireEye, Inc.	01/28/23	M	0.65%	Morgan Stanley Capital Services LLC	252,771 USD	5,038
First Bancorp Puerto Rico	01/29/23	M	1.17%	Morgan Stanley Capital Services LLC	47,904 USD	(1,056)
First Citizens BancShares	01/30/23	M	1.17%	Morgan Stanley Capital Services LLC	820 USD	14
First Commonwealth Financial Corp.	01/31/23	M	1.17%	Morgan Stanley Capital Services LLC	6,715 USD	213
First Data Corp.	02/01/23	M	1.17%	Morgan Stanley Capital Services LLC	452,969 USD	(6,322)
First Financial BanCorp	04/22/19	M	1.23%	Deutsche Bank AG	1,117,604 USD	(28,621)
First Financial Bancorp	02/02/23	M	1.17%	Morgan Stanley Capital Services LLC	945 USD	49
First Horizon National Corp.	04/22/19	M	1.23%	Deutsche Bank AG	666 USD	6
First Internet Bancorp	02/03/23	M	1.17%	Morgan Stanley Capital Services LLC	2,808 USD	61
First Merchants Corp.	02/04/23	M	1.17%	Morgan Stanley Capital Services LLC	4,120 USD	83
First Republic Bank	02/05/23	M	1.17%	Morgan Stanley Capital Services LLC	331,439 USD	3,073
FirstCash, Inc.	02/06/23	M	1.17%	Morgan Stanley Capital Services LLC	51,179 USD	255
Fiserv, Inc.	02/07/23	M	1.17%	Morgan Stanley Capital Services LLC	335,708 USD	802
Fitbit, Inc.	02/08/23	M	0.20%	Morgan Stanley Capital Services LLC	173,981 USD	16,293
Five Below	02/09/23	M	1.17%	Morgan Stanley Capital Services LLC	485,974 USD	2,899
Five Prime Therapeutics, Inc.	02/10/23	M	1.17%	Morgan Stanley Capital Services LLC	434,517 USD	(21,638)
Fleetcor Technologies, Inc.	02/11/23	M	1.17%	Morgan Stanley Capital Services LLC	665,725 USD	(6,049)
Floor & DeCor Holdings Inc. A	02/12/23	M	1.12%	Morgan Stanley Capital Services LLC	319,717 USD	(31,364)
Flotek Industries, Inc.	02/13/23	M	1.17%	Morgan Stanley Capital Services LLC	53,422 USD	(2,521)
Flowserve Corp.	02/14/23	M	1.17%	Morgan Stanley Capital Services LLC	206,958 USD	(4,113)
Fluidigm Corp.	02/15/23	M	1.17%	Morgan Stanley Capital Services LLC	107,738 USD	1,912
Fluor Corp.	02/16/23	M	1.17%	Morgan Stanley Capital Services LLC	268,825 USD	(4,766)
FMC Corp.	02/17/23	M	1.17%	Morgan Stanley Capital Services LLC	429,185 USD	(9,280)
FNB Corp	02/18/23	M	1.17%	Morgan Stanley Capital Services LLC	1,083 USD	5
FNF Group	02/19/23	M	1.17%	Morgan Stanley Capital Services LLC	40,889 USD	276
Foot Locker, Inc.	02/20/23	M	1.17%	Morgan Stanley Capital Services LLC	25,380 USD	158
Forest City Realty Trust	02/21/23	M	1.17%	Morgan Stanley Capital Services LLC	978 USD	14
Fortive Corp.	02/22/23	M	1.17%	Morgan Stanley Capital Services LLC	504,856 USD	(220)
Forum Energy Technologies, Inc.	02/23/23	M	1.17%	Morgan Stanley Capital Services LLC	158,704 USD	(28,254)
Foundation Building Material	02/24/23	M	1.17%	Morgan Stanley Capital Services LLC	246,599 USD	(7,197)
Fox Factory Holding Corp.	02/25/23	M	1.17%	Morgan Stanley Capital Services LLC	423,056 USD	(2,740)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Franklin Financial Network	02/26/23	M	1.17%	Morgan Stanley Capital Services LLC	8,284 USD	$236
Freeport-McMoRan, Inc.	02/27/23	M	1.17%	Morgan Stanley Capital Services LLC	726,795 USD	(84,750)
Fresenius SE & Co. KGaA	04/22/19	M	0.35%	Morgan Stanley Capital Services LLC	4,151,744 EUR	250,952
Fresenius SE & Co. Kgaa	04/22/19	M	0.42%	Credit Suisse Securities (Europe) Limited	233,358 EUR	(3,883)
Freshpet, Inc.	02/28/23	M	0.05%	Morgan Stanley Capital Services LLC	65,500 USD	84
G-III Apparel Group Ltd.	03/01/23	M	1.17%	Morgan Stanley Capital Services LLC	722,377 USD	(57,219)
G1 Therapeutics, Inc.	03/02/23	M	0.90%	Morgan Stanley Capital Services LLC	84,120 USD	(735)
Gain Capital Holdings, Inc.	03/03/23	M	1.17%	Morgan Stanley Capital Services LLC	193,123 USD	(68,547)
Gardner Denver Holdings, Inc.	03/04/23	M	1.17%	Morgan Stanley Capital Services LLC	287,082 USD	(10,891)
Gartner, Inc.	03/05/23	M	1.17%	Morgan Stanley Capital Services LLC	473,307 USD	(1,683)
GCP Applied Technologies	03/06/23	M	1.17%	Morgan Stanley Capital Services LLC	198,737 USD	3,669
Generac Holdings, Inc.	03/07/23	M	1.17%	Morgan Stanley Capital Services LLC	590,397 USD	(3,050)
General Cable Corp.	03/08/23	M	1.17%	Morgan Stanley Capital Services LLC	320,858 USD	556
General Communication, Inc.	03/09/23	M	1.17%	Morgan Stanley Capital Services LLC	841,136 USD	28,467
General Dynamics Corp.	03/10/23	M	1.17%	Morgan Stanley Capital Services LLC	604,169 USD	(5,164)
General Electric Co.	03/11/23	M	1.17%	Morgan Stanley Capital Services LLC	37,689 USD	783
General Mills, Inc.	03/12/23	M	1.17%	Morgan Stanley Capital Services LLC	55,707 USD	212
Genmark Diagnostics, Inc.	03/13/23	M	1.17%	Morgan Stanley Capital Services LLC	368,409 USD	6,999
Gentherm, Inc.	03/14/23	M	1.17%	Morgan Stanley Capital Services LLC	199,840 USD	6,102
GGP, Inc.	03/15/23	M	1.17%	Morgan Stanley Capital Services LLC	124,778 USD	(428)
Gibraltar Industries, Inc.	03/16/23	M	1.17%	Morgan Stanley Capital Services LLC	117,748 USD	(8,411)
Givaudan REG	04/22/19	M	1.36%	Credit Suisse Securities (Europe) Limited	493,024 CHF	(11,724)
Glacier Bancorp, Inc.	03/17/23	M	1.17%	Morgan Stanley Capital Services LLC	13,488 USD	(219)
Glaxosmithkline PLC	04/22/19	M	0.00%	Credit Suisse Securities (Europe) Limited	101,696 GBP	(2,916)
GlaxoSmithKline PLC	04/22/19	M	0.30%	Morgan Stanley Capital Services LLC	3,651,510 GBP	(122,372)
Global Blood Therapeutics, Inc.	03/18/23	M	1.17%	Morgan Stanley Capital Services LLC	624,429 USD	(34,447)
Global Payments, Inc.	03/19/23	M	1.17%	Morgan Stanley Capital Services LLC	306,458 USD	827
GoDaddy, Inc.	03/20/23	M	1.17%	Morgan Stanley Capital Services LLC	580,444 USD	(14,469)
Golden Entertainment, Inc.	03/21/23	M	1.17%	Morgan Stanley Capital Services LLC	281,851 USD	(3,608)
Graco, Inc.	03/22/23	M	1.17%	Morgan Stanley Capital Services LLC	31,004 USD	164
Granite Construction, Inc.	03/23/23	M	1.17%	Morgan Stanley Capital Services LLC	107,467 USD	(47)
Gray Television, Inc.	03/24/23	M	1.17%	Morgan Stanley Capital Services LLC	337,594 USD	(4,474)
Great Western Bancorp, Inc.	03/25/23	M	1.17%	Morgan Stanley Capital Services LLC	12,487 USD	188
Green Dot Corp.	03/26/23	M	1.17%	Morgan Stanley Capital Services LLC	273,539 USD	3,092
Greenhill & Co., Inc.	03/27/23	M	0.90%	Morgan Stanley Capital Services LLC	95,688 USD	(5,049)
Greenlight Capital Re, Ltd.	03/28/23	M	1.17%	Morgan Stanley Capital Services LLC	32,415 USD	1,682
Groupon, Inc.	03/29/23	M	1.17%	Morgan Stanley Capital Services LLC	441,720 USD	15,059
Grubhub, Inc.	03/30/23	M	1.17%	Morgan Stanley Capital Services LLC	75,006 USD	981
GTT Communications, Inc.	03/31/23	M	1.17%	Morgan Stanley Capital Services LLC	482,758 USD	(44,960)
Hain Celestial Group, Inc.	04/01/23	M	1.17%	Morgan Stanley Capital Services LLC	380,125 USD	(20,418)
HalCon Resources Corp.	04/02/23	M	1.17%	Morgan Stanley Capital Services LLC	408,559 USD	(11,084)
Halliburton Co.	04/03/23	M	1.17%	Morgan Stanley Capital Services LLC	1,049,486 USD	(54,634)
Halozyme Therapeutics, Inc.	04/04/23	M	1.17%	Morgan Stanley Capital Services LLC	276,488 USD	(4,681)
Hammerson PLC	04/22/19	M	0.00%	Credit Suisse Securities (Europe) Limited	26,767 GBP	(455)
Hammerson PLC	04/22/19	M	0.19%	Deutsche Bank AG	1,307,958 GBP	(78,965)
Hancock Holding Co.	04/05/23	M	1.17%	Morgan Stanley Capital Services LLC	37,505 USD	430
Hanesbrands, Inc.	04/06/23	M	0.85%	Morgan Stanley Capital Services LLC	459,050 USD	8,397
Hanover Insurance Group, Inc.	04/07/23	M	1.17%	Morgan Stanley Capital Services LLC	39,474 USD	(191)
Harley Davidson, Inc.	04/08/23	M	0.90%	Morgan Stanley Capital Services LLC	72,467 USD	777
Harsco Corp.	04/09/23	M	1.17%	Morgan Stanley Capital Services LLC	415,976 USD	(6,745)
Hartford Financial Svervices Group	04/10/23	M	1.17%	Morgan Stanley Capital Services LLC	94,607 USD	169

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Hasbro, Inc.	04/11/23	M	1.17%	Morgan Stanley Capital Services LLC	631,985 USD	$15,660
HC2 Holdings, Inc.	04/12/23	M	1.17%	Morgan Stanley Capital Services LLC	170,219 USD	(718)
HCI Group, Inc.	04/13/23	M	1.17%	Morgan Stanley Capital Services LLC	318,940 USD	(6,163)
HCP, Inc.	04/14/23	M	1.17%	Morgan Stanley Capital Services LLC	115,530 USD	3,229
HD Supply Holdings, Inc.	04/15/23	M	1.17%	Morgan Stanley Capital Services LLC	387,893 USD	(16,571)
Health Care Select Sector SPDR ETF	12/31/18	M	1.12%	Bank of America, N.A.	1,165,570 USD	6,065
Health Care Select Sector SPDR ETF	12/31/18	M	1.12%	Bank of America, N.A.	1,172,540 USD	6,090
Health Care Select Sector SPDR ETF	12/31/18	M	1.11%	Bank of America, N.A.	1,171,741 USD	3,886
Healthcare Services Group	04/16/23	M	1.17%	Morgan Stanley Capital Services LLC	165,735 USD	300
Healthcare Trust of America, Inc.	04/17/23	M	1.17%	Morgan Stanley Capital Services LLC	3,454 USD	150
Hecla Mining Co.	04/18/23	M	1.17%	Morgan Stanley Capital Services LLC	48,738 USD	(748)
Heico Corp.	04/19/23	M	1.17%	Morgan Stanley Capital Services LLC	361,678 USD	4,941
HeidelbergCement AG	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	463,538 EUR	(1,607)
Helen of Troy Ltd.	04/20/23	M	1.17%	Morgan Stanley Capital Services LLC	56,430 USD	(1,380)
Hennes & Mauritz AB	04/22/19	M	0.97%	JPMorgan Chase Bank, N.A.	17,430,000 SEK	60,953
Hennes & Mauritz AB	04/22/19	M	1.25%	Credit Suisse Securities (Europe) Limited	8,962,855 SEK	31,343
Herbalife Ltd.	04/21/23	M	0.25%	Morgan Stanley Capital Services LLC	287,076 USD	552
Herc Holdings, Inc.	04/22/23	M	1.17%	Morgan Stanley Capital Services LLC	670,509 USD	21,243
Heron Therapeutics, Inc.	04/23/23	M	1.17%	Morgan Stanley Capital Services LLC	595,705 USD	(97,688)
Hershey Co.	04/22/19	T	1.19%	Skandinaviska Enskilda Banken AB (publ)	9,474,009 USD	(377,638)
Hertz Global Holdings, Inc.	04/24/23	M	0.25%	Morgan Stanley Capital Services LLC	858,539 USD	17,103
Hess Corp.	04/25/23	M	1.17%	Morgan Stanley Capital Services LLC	377,473 USD	(29,534)
Hilltop Holdings, Inc.	04/26/23	M	1.17%	Morgan Stanley Capital Services LLC	33,125 USD	(969)
Hilton Worldwide Holdings, Inc.	04/22/19	M	1.27%	Credit Suisse Securities (Europe) Limited	516,580 USD	(18,562)
Hochief AG	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	111,905 EUR	(502)
Home Bancshares, Inc.	04/27/23	M	1.17%	Morgan Stanley Capital Services LLC	48,590 USD	21
Home Depot, Inc.	04/28/23	M	1.17%	Morgan Stanley Capital Services LLC	264,311 USD	675
HomeStreet, Inc.	04/29/23	M	1.17%	Morgan Stanley Capital Services LLC	8,715 USD	30
Horace Mann Educators	04/30/23	M	1.17%	Morgan Stanley Capital Services LLC	74,118 USD	(764)
Horizon Global Corp.	05/01/23	M	1.17%	Morgan Stanley Capital Services LLC	529,340 USD	(15,996)
Horizon Pharma PLC	05/02/23	M	1.17%	Morgan Stanley Capital Services LLC	318,330 USD	8,489
Hormel Foods Corp.	05/03/23	M	1.17%	Morgan Stanley Capital Services LLC	149,220 USD	1,622
Host Hotels & Resorts, Inc.	05/04/23	M	1.17%	Morgan Stanley Capital Services LLC	27,552 USD	397
Hostess Brands, Inc.	05/05/23	M	1.17%	Morgan Stanley Capital Services LLC	243,283 USD	(4,622)
Houghton Mifflin Harcourt Co.	05/06/23	M	1.17%	Morgan Stanley Capital Services LLC	252,507 USD	10,354
Houlihan Lokey, Inc.	05/07/23	M	1.17%	Morgan Stanley Capital Services LLC	8,726 USD	48
HRG Group, Inc .	05/08/23	M	1.17%	Morgan Stanley Capital Services LLC	695,702 USD	(11,164)
HSBC Holdings PLC	04/22/19	M	0.19%	JPMorgan Chase Bank, N.A.	6,168,568 GBP	(170,670)
HSBC Holdings PLC	04/22/19	M	0.50%	Credit Suisse Securities (Europe) Limited	6,449,695 GBP	(173,759)
Hub Group, Inc.	05/09/23	M	1.17%	Morgan Stanley Capital Services LLC	225,366 USD	(4,985)
Hubbell, Inc.	05/10/23	M	1.17%	Morgan Stanley Capital Services LLC	25,775 USD	61
HubSpot, Inc.	05/11/23	M	1.17%	Morgan Stanley Capital Services LLC	557,367 USD	14,414
Huntington Bancshares, Inc.	05/13/23	M	1.17%	Morgan Stanley Capital Services LLC	107,382 USD	147
Huntington Ingalls Industries	05/14/23	M	1.17%	Morgan Stanley Capital Services LLC	320,166 USD	3,621
Huntsman Corp.	05/15/23	M	1.17%	Morgan Stanley Capital Services LLC	188,328 USD	(6,452)
Hyatt Hotels Corp.	05/16/23	M	1.17%	Morgan Stanley Capital Services LLC	409,005 USD	(10,394)
Iberdrola SA	04/22/19	M	0.97%	Credit Suisse Securities (Europe) Limited	400,125 EUR	8,827
IberiaBank Corp.	05/17/23	M	1.17%	Morgan Stanley Capital Services LLC	47,150 USD	650
IDEX Corp.	05/18/23	M	1.17%	Morgan Stanley Capital Services LLC	19,736 USD	73
Ignyta, Inc.	05/19/23	M	1.17%	Morgan Stanley Capital Services LLC	290,354 USD	(198,790)
IHS Markit Ltd.	05/20/23	M	1.17%	Morgan Stanley Capital Services LLC	268,764 USD	2,243

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
II VI, Inc.	05/21/23	M	1.17%	Morgan Stanley Capital Services LLC	183,720 USD	$(5,489)
Illinois Tool Works	05/22/23	M	1.17%	Morgan Stanley Capital Services LLC	511,082 USD	(814)
Illumina, Inc.	05/23/23	M	1.17%	Morgan Stanley Capital Services LLC	253,604 USD	(2,685)
IMAX Corp.	05/24/23	M	1.17%	Morgan Stanley Capital Services LLC	373,270 USD	26,044
Immersion Corp.	05/25/23	M	0.05%	Morgan Stanley Capital Services LLC	178,841 USD	(15,408)
Immunomedics, Inc.	05/26/23	M	0.05%	Morgan Stanley Capital Services LLC	694,899 USD	(216,137)
Impax Laboratories, Inc.	05/27/23	M	1.17%	Morgan Stanley Capital Services LLC	469,407 USD	45,948
Imperva, Inc.	05/28/23	M	1.17%	Morgan Stanley Capital Services LLC	27,750 USD	913
INC Research Holdings, Inc.	05/29/23	M	1.17%	Morgan Stanley Capital Services LLC	42,186 USD	(803)
Incyte Corp.	05/30/23	M	1.17%	Morgan Stanley Capital Services LLC	524,877 USD	7,382
Independent Bank Group, Inc.	05/31/23	M	1.17%	Morgan Stanley Capital Services LLC	14,539 USD	478
Industrial Select Sector SPDR Fund	12/31/18	M	1.12%	Bank of America, N.A.	1,407,967 USD	(100)
Industrial Select Sector SPDR Fund	12/31/18	M	1.12%	Bank of America, N.A.	1,416,669 USD	(1,614)
Industrial Select Sector SPDR Fund	12/31/18	M	1.11%	Bank of America, N.A.	1,418,951 USD	(3,342)
Infineon Technologies AG	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	448,121 EUR	(3,197)
Infinera Corp.	06/01/23	M	1.17%	Morgan Stanley Capital Services LLC	168,073 USD	9,759
Infinity Property & Casualty	06/02/23	M	1.17%	Morgan Stanley Capital Services LLC	2,258 USD	32
ING Groep NV	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	2,531,540 EUR	29,442
Ingenico Group	04/22/19	M	0.72%	Credit Suisse Securities (Europe) Limited	796,719 EUR	(99,975)
Ingersoll Rand PLC	06/03/23	M	1.17%	Morgan Stanley Capital Services LLC	418,897 USD	(4,666)
Ingevity Corp.	06/04/23	M	1.17%	Morgan Stanley Capital Services LLC	387,939 USD	495
Inphi Corp.	06/05/23	M	0.50%	Morgan Stanley Capital Services LLC	403,459 USD	10,998
Insmed, Inc.	06/06/23	M	1.17%	Morgan Stanley Capital Services LLC	552,331 USD	(8,379)
Installed Building Products	06/07/23	M	1.17%	Morgan Stanley Capital Services LLC	853,394 USD	(35,221)
Insulet Corp.	06/08/23	M	1.17%	Morgan Stanley Capital Services LLC	92,552 USD	(667)
Intellia Therapeutics, Inc.	06/09/23	M	0.60%	Morgan Stanley Capital Services LLC	246,325 USD	(2,228)
Intelsat SA	06/10/23	M	0.50%	Morgan Stanley Capital Services LLC	393,480 USD	8,929
Interactive Brokers Group, Inc.	06/11/23	M	1.17%	Morgan Stanley Capital Services LLC	135,615 USD	2,096
Intercept Pharmaceuticals, Inc.	06/12/23	M	1.25%	Morgan Stanley Capital Services LLC	554,228 USD	30,259
Intercontinental Exchange, Inc.	06/13/23	M	1.17%	Morgan Stanley Capital Services LLC	74,691 USD	39
Internap Corp.	06/14/23	M	1.17%	Morgan Stanley Capital Services LLC	486,376 USD	(1,624)
International Paper Co.	06/15/23	M	1.17%	Morgan Stanley Capital Services LLC	30,955 USD	(159)
Interpublic Group of Cos., Inc.	04/22/19	M	1.27%	Credit Suisse Securities (Europe) Limited	70,751 USD	574
Intesa San Paolo	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,524,479 EUR	19,049
Intra-Cellular Therapies, Inc.	06/16/23	M	1.17%	Morgan Stanley Capital Services LLC	326,051 USD	16,614
Intrepid Potash, Inc.	06/17/23	M	0.90%	Morgan Stanley Capital Services LLC	111,025 USD	(12,054)
Intrexon Corp.	06/18/23	M	2.05%	Morgan Stanley Capital Services LLC	84,334 USD	7,473
Investors Bancorp, Inc.	06/19/23	M	1.17%	Morgan Stanley Capital Services LLC	16,419 USD	291
Invitae Corp.	06/20/23	M	0.75%	Morgan Stanley Capital Services LLC	156,499 USD	(7,912)
Ionis Pharmaceuticals, Inc.	06/21/23	M	1.17%	Morgan Stanley Capital Services LLC	499,214 USD	16,384
Iovance Biotherapeutics, Inc.	06/22/23	M	1.17%	Morgan Stanley Capital Services LLC	94,029 USD	10,909
IPG Photonics Corp.	06/23/23	M	1.17%	Morgan Stanley Capital Services LLC	486,404 USD	(4,596)
Iqvia Holdings, Inc.	06/24/23	M	1.17%	Morgan Stanley Capital Services LLC	235,274 USD	7,852
iRobot Corp.	06/25/23	M	0.05%	Morgan Stanley Capital Services LLC	484,688 USD	(14,782)
iRobot Corp.	04/22/19	T	0.94%	Barclays Bank plc	26,769,741 USD	(4,284,249)
Iron Mountain, Inc.	06/26/23	M	1.17%	Morgan Stanley Capital Services LLC	9,392 USD	73
Ironwood Pharmaceuticals, Inc.	06/27/23	M	1.17%	Morgan Stanley Capital Services LLC	96,254 USD	4,470
iShares MSCI Brazil Small Cap Index ETF	04/22/19	M	0.93%	Credit Suisse Securities (Europe) Limited	957,139 USD	(41,733)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Itron, Inc.	06/28/23	M	1.17%	Morgan Stanley Capital Services LLC	16,895 USD	$186
J M Smucker Co.	07/03/23	M	1.17%	Morgan Stanley Capital Services LLC	260,969 USD	935
J.B. Hunt Transport Services, Inc.	05/12/23	M	1.17%	Morgan Stanley Capital Services LLC	677,927 USD	(11,149)
Jacobs Engineering Group, Inc.	06/29/23	M	1.17%	Morgan Stanley Capital Services LLC	54,608 USD	455
Jagged Peak Energy, Inc.	06/30/23	M	0.50%	Morgan Stanley Capital Services LLC	842,705 USD	(79,478)
JCDecaux SA	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	24,658 EUR	31
JELD-WEN Holding, Inc.	07/01/23	M	1.17%	Morgan Stanley Capital Services LLC	22,753 USD	(436)
Jetblue Airways Corp.	07/02/23	M	1.17%	Morgan Stanley Capital Services LLC	67,550 USD	597
John Bean Technologies Corp.	07/04/23	M	1.17%	Morgan Stanley Capital Services LLC	384,686 USD	5,307
Johnson Controls International PLC	07/05/23	M	1.17%	Morgan Stanley Capital Services LLC	427,714 USD	(9,560)
Johnson Matthey PLC	04/22/19	M	0.00%	Credit Suisse Securities (Europe) Limited	314,871 GBP	(5,036)
Jones Lang Lasalle, Inc.	07/06/23	M	1.17%	Morgan Stanley Capital Services LLC	97,693 USD	441
Jounce Therapeutics, Inc.	07/07/23	M	1.17%	Morgan Stanley Capital Services LLC	92,172 USD	(1,693)
JPMorgan Chase & Co.	07/08/23	M	1.17%	Morgan Stanley Capital Services LLC	97,145 USD	258
Julius Baer Group Ltd.	04/22/19	M	1.36%	Credit Suisse Securities (Europe) Limited	1,674,184 CHF	(17,472)
Juno Therapeutics, Inc.	07/09/23	M	0.75%	Morgan Stanley Capital Services LLC	381,758 USD	(606)
Kala Pharmaceuticals, Inc.	07/10/23	M	0.55%	Morgan Stanley Capital Services LLC	201,242 USD	(22,173)
Kansas City Southern	07/11/23	M	1.17%	Morgan Stanley Capital Services LLC	515,248 USD	18,083
Karyopharm Therapeutics, Inc.	07/12/23	M	1.17%	Morgan Stanley Capital Services LLC	383,549 USD	(12,153)
KB Home	07/13/23	M	1.17%	Morgan Stanley Capital Services LLC	26,573 USD	(744)
KBC Groep NV	04/22/19	M	0.42%	Credit Suisse Securities (Europe) Limited	1,419,309 EUR	(4,322)
Keane Group, Inc.	07/14/23	M	0.50%	Morgan Stanley Capital Services LLC	783,865 USD	(155,686)
Kellogg Co.	07/15/23	M	1.17%	Morgan Stanley Capital Services LLC	193,756 USD	81
Kemet Corp.	07/16/23	M	1.17%	Morgan Stanley Capital Services LLC	200,291 USD	4,631
Kemper Corp.	07/17/23	M	1.17%	Morgan Stanley Capital Services LLC	47,745 USD	962
Kennedy Wilson Holdings Inc.	07/18/23	M	1.17%	Morgan Stanley Capital Services LLC	156,703 USD	5,238
KeyCorp	07/19/23	M	1.17%	Morgan Stanley Capital Services LLC	122,578 USD	(1,791)
Keysight Technologies In	07/20/23	M	1.17%	Morgan Stanley Capital Services LLC	281,005 USD	7,111
KEYW Holding Corp.	07/21/23	M	0.65%	Morgan Stanley Capital Services LLC	389,698 USD	(18,789)
Kimberly Clark Corp.	07/22/23	M	1.17%	Morgan Stanley Capital Services LLC	728,968 USD	(543)
Kimco Realty Corp.	07/23/23	M	1.17%	Morgan Stanley Capital Services LLC	106,110 USD	1,838
Kingfisher PLC	04/22/19	M	0.00%	Credit Suisse Securities (Europe) Limited	13,374 GBP	(327)
Kinsale Capital Group, Inc.	07/24/23	M	1.17%	Morgan Stanley Capital Services LLC	22,199 USD	(31)
Kirby Corp	07/25/23	M	1.17%	Morgan Stanley Capital Services LLC	298,427 USD	(5,245)
Kite Realty Group Trust	07/26/23	M	1.17%	Morgan Stanley Capital Services LLC	13,001 USD	202
KLX, Inc.	07/27/23	M	1.17%	Morgan Stanley Capital Services LLC	71,544 USD	360
Koninklijke DSM N.V.	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	326,907 EUR	3,658
Kopin Corp.	07/28/23	M	0.85%	Morgan Stanley Capital Services LLC	213,867 USD	1,535
Koppers Holdings, Inc.	07/29/23	M	1.17%	Morgan Stanley Capital Services LLC	292,263 USD	(12,577)
Kraft Heinz Co.	07/30/23	M	1.17%	Morgan Stanley Capital Services LLC	26,954 USD	49
Kraton Corp.	07/31/23	M	1.17%	Morgan Stanley Capital Services LLC	170,033 USD	(1,548)
Kratos Defense & Security Solutions, Inc.	08/01/23	M	1.17%	Morgan Stanley Capital Services LLC	482,856 USD	15,806
Kroger Co.	08/02/23	M	1.17%	Morgan Stanley Capital Services LLC	194,593 USD	(7,357)
L Brands Inc.	08/03/23	M	1.17%	Morgan Stanley Capital Services LLC	63,952 USD	661
L’ Oreal	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	775,589 EUR	11,430
L’Oreal	04/22/19	M	0.67%	JPMorgan Chase Bank, N.A.	1,872,500 EUR	27,597
L3 Technologies, Inc.	08/04/23	M	1.17%	Morgan Stanley Capital Services LLC	328,707 USD	474
La Jolla Pharmaceutical Co	08/05/23	M	0.65%	Morgan Stanley Capital Services LLC	558,026 USD	(185,975)
Lafargeholcim Ltd.	04/22/19	M	1.36%	Credit Suisse Securities (Europe) Limited	667,712 CHF	(14,647)
Lakeland Financial Corp.	08/06/23	M	1.17%	Morgan Stanley Capital Services LLC	13,035 USD	330
Lam Research Corp.	08/07/23	M	1.17%	Morgan Stanley Capital Services LLC	458,756 USD	7,417
Landstar System, Inc.	08/08/23	M	1.17%	Morgan Stanley Capital Services LLC	67,683 USD	(294)
Laredo Petroleum, Inc.	08/09/23	M	1.17%	Morgan Stanley Capital Services LLC	456,327 USD	(53,855)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Las Vegas Sands Corp.	08/10/23	M	1.17%	Morgan Stanley Capital Services LLC	215,506 USD	$3,144
Laureate Education, Inc.	08/11/23	M	1.17%	Morgan Stanley Capital Services LLC	362,803 USD	(15,955)
Layne Chritensen Co.	08/12/23	M	1.17%	Morgan Stanley Capital Services LLC	64,868 USD	(154)
LCI Industries	08/13/23	M	1.17%	Morgan Stanley Capital Services LLC	73,834 USD	(266)
LCNB Corp.	08/14/23	M	1.17%	Morgan Stanley Capital Services LLC	7,310 USD	275
Lear Corp.	08/15/23	M	1.17%	Morgan Stanley Capital Services LLC	39,084 USD	219
LegacyTexas Financial Group, Inc.	08/16/23	M	1.17%	Morgan Stanley Capital Services LLC	8,018 USD	(44)
Legal & General Group PLC	04/22/19	M	0.50%	Credit Suisse Securities (Europe) Limited	995,811 GBP	(25,566)
Legal & General Group PLC	04/22/19	M	0.19%	JPMorgan Chase Bank, N.A.	3,218,400 GBP	(82,629)
Legg Mason, Inc.	08/17/23	M	1.17%	Morgan Stanley Capital Services LLC	20,700 USD	(541)
LendingClub Corp.	08/18/23	M	1.17%	Morgan Stanley Capital Services LLC	339,642 USD	(5,903)
LendingTree, Inc.	08/19/23	M	0.93%	Morgan Stanley Capital Services LLC	397,185 USD	1,922
Lennar Corp.	04/22/19	M	1.23%	Deutsche Bank AG	7,171,170 USD	(834,003)
Lennar Corp.	08/20/23	M	1.17%	Morgan Stanley Capital Services LLC	731,287 USD	(10,518)
Leonardo SpA	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	232,993 EUR	(141)
Lexicon Pharmaceuticals, Inc.	08/21/23	M	0.05%	Morgan Stanley Capital Services LLC	116,268 USD	3,537
Lexington Realty Trust	08/22/23	M	1.17%	Morgan Stanley Capital Services LLC	1,286 USD	41
LGI Homes, Inc.	08/23/23	M	1.17%	Morgan Stanley Capital Services LLC	364,225 USD	(10,475)
Liberty Broadband Corp.	08/24/23	M	1.17%	Morgan Stanley Capital Services LLC	892,924 USD	(15,410)
Liberty Expedia Holdings	08/25/23	M	1.17%	Morgan Stanley Capital Services LLC	52,975 USD	754
Liberty Interactive Corp.	08/26/23	M	1.17%	Morgan Stanley Capital Services LLC	712,086 USD	11,476
Liberty Interactive Corp.	02/28/25	M	0.00%	Deutsche Bank AG	2,888,501 USD	4,181
Liberty Media Corp.	08/27/23	M	1.17%	Morgan Stanley Capital Services LLC	1,360,526 USD	33,207
Liberty TripAdvisor Holdings, Inc.	08/28/23	M	1.17%	Morgan Stanley Capital Services LLC	235,585 USD	5,493
Liberty Ventures	04/22/19	M	1.23%	Deutsche Bank AG	1,297,698 USD	(32,375)
Life Storage, Inc.	08/29/23	M	1.17%	Morgan Stanley Capital Services LLC	13,917 USD	111
LInc.oln Electric Holdings	08/30/23	M	1.17%	Morgan Stanley Capital Services LLC	139,542 USD	(117)
Lincoln National Corp.	08/31/23	M	1.17%	Morgan Stanley Capital Services LLC	10,032 USD	39
Lindblad Expeditions Holdings, Inc.	09/01/23	M	1.17%	Morgan Stanley Capital Services LLC	5,583 USD	(17)
Lions Gate Entertainment Corp.	09/02/23	M	1.17%	Morgan Stanley Capital Services LLC	672,369 USD	(16,712)
Live Nation Entertainment, Inc.	09/03/23	M	1.17%	Morgan Stanley Capital Services LLC	607,473 USD	298
Lockheed Martin Corp.	09/04/23	M	1.17%	Morgan Stanley Capital Services LLC	209,056 USD	373
Logmein, Inc.	09/05/23	M	1.17%	Morgan Stanley Capital Services LLC	421,831 USD	13,982
Loral Space & Communications Ltd.	09/06/23	M	1.17%	Morgan Stanley Capital Services LLC	343,365 USD	3,431
Louisiana Pacific Corp.	09/07/23	M	1.17%	Morgan Stanley Capital Services LLC	99,128 USD	1,021
Lowe’s Cos, Inc.	09/08/23	M	1.17%	Morgan Stanley Capital Services LLC	707,360 USD	(29,654)
Loxo Oncology, Inc.	09/09/23	M	1.17%	Morgan Stanley Capital Services LLC	856,463 USD	(46,031)
LPL Financial Holdings, Inc.	09/10/23	M	1.17%	Morgan Stanley Capital Services LLC	19,934 USD	(351)
LSB Industires, Inc.	09/11/23	M	0.25%	Morgan Stanley Capital Services LLC	55,443 USD	(4,370)
Lululemon Athletica, Inc.	09/12/23	M	1.17%	Morgan Stanley Capital Services LLC	716,125 USD	(14,840)
Lumber Liquidators Holdings	09/13/23	M	0.05%	Morgan Stanley Capital Services LLC	525,147 USD	(22,075)
Lumentum Holdings, Inc.	09/14/23	M	0.65%	Morgan Stanley Capital Services LLC	841,896 USD	45,070
Luxottica Group SpA	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	3,349,527 EUR	(55,763)
LVMH Moet Hennessy Louis Vuitton	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,400,198 EUR	21,134
Lydall, Inc.	09/15/23	M	1.17%	Morgan Stanley Capital Services LLC	286,203 USD	(1,702)
M&T Bank Corp.	09/16/23	M	1.17%	Morgan Stanley Capital Services LLC	235,351 USD	1,437
Macerich Co.	09/17/23	M	1.17%	Morgan Stanley Capital Services LLC	47,630 USD	(119)
Mack Cali Realty Corp.	09/18/23	M	1.17%	Morgan Stanley Capital Services LLC	48,202 USD	921
Macom Technology Solutions Holdings, Inc.	09/19/23	M	0.64%	Morgan Stanley Capital Services LLC	780,525 USD	7,862

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
MacroGenics, Inc.	09/20/23	M	1.17%	Morgan Stanley Capital Services LLC	140,774 USD	$2,207
Madison Square Garden Co.	09/21/23	M	1.17%	Morgan Stanley Capital Services LLC	384,328 USD	(263)
Madrigal Pharmaceuticals, Inc.	09/22/23	M	0.50%	Morgan Stanley Capital Services LLC	193,575 USD	(20,112)
Maiden Holdings Ltd.	09/23/23	M	1.17%	Morgan Stanley Capital Services LLC	411,296 USD	28,964
Malibu Boats, Inc.	09/24/23	M	1.17%	Morgan Stanley Capital Services LLC	125,994 USD	(4,015)
Mammoth Energy Services, Inc.	09/25/23	M	1.17%	Morgan Stanley Capital Services LLC	302,195 USD	(15,104)
Manitowoc Company, Inc.	09/26/23	M	1.17%	Morgan Stanley Capital Services LLC	560,542 USD	656
Marathon Oil Corp.	09/27/23	M	1.17%	Morgan Stanley Capital Services LLC	183,872 USD	(23,520)
Marinemax, Inc.	09/28/23	M	1.17%	Morgan Stanley Capital Services LLC	122,956 USD	8,951
Markel Corp.	09/29/23	M	1.17%	Morgan Stanley Capital Services LLC	15,841 USD	(107)
MarketAxess Holdings, Inc.	09/30/23	M	1.17%	Morgan Stanley Capital Services LLC	9,516 USD	34
Marriott International, Inc.	04/22/19	M	1.27%	Credit Suisse Securities (Europe) Limited	199,533 USD	(9,084)
Marriott International, Inc.	10/01/23	M	1.17%	Morgan Stanley Capital Services LLC	1,357,144 USD	(48,068)
Marsh & Mclennan Cos.	10/02/23	M	1.17%	Morgan Stanley Capital Services LLC	19,789 USD	11
Martin Marietta Materials	10/03/23	M	1.17%	Morgan Stanley Capital Services LLC	484,650 USD	(10,480)
Marvell Technology Group Ltd.	04/22/19	M	1.23%	Deutsche Bank AG	4,318,335 USD	(77,455)
Masonite International Corp.	10/04/23	M	1.17%	Morgan Stanley Capital Services LLC	25,223 USD	(1,027)
Mastec, Inc.	10/05/23	M	1.17%	Morgan Stanley Capital Services LLC	197,204 USD	(5,596)
Mastercard, Inc.	10/06/23	M	1.17%	Morgan Stanley Capital Services LLC	482,105 USD	780
Matador Resources Co.	10/07/23	M	1.17%	Morgan Stanley Capital Services LLC	783,592 USD	(131,723)
Match Group, Inc.	10/08/23	M	0.49%	Morgan Stanley Capital Services LLC	122,900 USD	(7,851)
Mattel, Inc.	10/09/23	M	0.05%	Morgan Stanley Capital Services LLC	12,239 USD	(19)
Maui Land & Pineapple Co.	10/10/23	M	1.17%	Morgan Stanley Capital Services LLC	126,541 USD	(11,063)
Maxlinear, Inc.	10/11/23	M	1.17%	Morgan Stanley Capital Services LLC	344,881 USD	(11,604)
MB Financial, Inc.	10/12/23	M	1.17%	Morgan Stanley Capital Services LLC	16,096 USD	68
Mccormick & Co, Inc.	10/13/23	M	1.17%	Morgan Stanley Capital Services LLC	553,612 USD	1,158
McDermott International, Inc.	04/22/19	M	1.23%	Deutsche Bank AG	2,716,626 USD	94,398
McDonald’s Corporation	10/14/23	M	1.17%	Morgan Stanley Capital Services LLC	122,696 USD	(26)
MDC Partners, Inc.	10/15/23	M	1.17%	Morgan Stanley Capital Services LLC	295,061 USD	27,248
Medical Properties Trust, Inc.	10/16/23	M	1.17%	Morgan Stanley Capital Services LLC	58,408 USD	877
Medicines Company	10/17/23	M	1.17%	Morgan Stanley Capital Services LLC	321,223 USD	(1,389)
Meet Group, Inc.	10/18/23	M	1.17%	Morgan Stanley Capital Services LLC	46,529 USD	(10,520)
Mercury Systems, Inc.	10/19/23	M	1.17%	Morgan Stanley Capital Services LLC	173,229 USD	3,723
Meritage Homes Corp.	10/20/23	M	1.17%	Morgan Stanley Capital Services LLC	104,750 USD	(2,514)
Meritor, Inc.	10/21/23	M	1.17%	Morgan Stanley Capital Services LLC	200,554 USD	(1,389)
Meta Financial Group, Inc.	10/22/23	M	1.17%	Morgan Stanley Capital Services LLC	241,984 USD	1,557
Metlife, Inc.	10/23/23	M	1.17%	Morgan Stanley Capital Services LLC	283,321 USD	4,684
Metro, Inc.	04/22/19	M	1.03%	Deutsche Bank AG	1,034,253 CAD	43,540
MGM Resorts International	10/24/23	M	1.17%	Morgan Stanley Capital Services LLC	728,939 USD	(10,149)
MGP Ingredients, Inc.	10/25/23	M	1.17%	Morgan Stanley Capital Services LLC	164,992 USD	(6,374)
Michael Kors Holdings Ltd.	10/26/23	M	1.17%	Morgan Stanley Capital Services LLC	827,111 USD	(7,732)
Michael Kors Holdings Ltd.	04/22/19	T	1.19%	Skandinaviska Enskilda Banken AB (publ)	7,542,783 USD	(2,116,265)
Michelin	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,037,884 EUR	10,842
Micron Technology, Inc.	10/27/23	M	1.17%	Morgan Stanley Capital Services LLC	514,384 USD	16,503
Middleby Corp.	04/22/19	T	1.22%	Barclays Bank plc	9,221,539 USD	(1,158,545)
Middleby Corp.	10/28/23	M	1.17%	Morgan Stanley Capital Services LLC	500,299 USD	(12,916)
Milacron Holdings Corp.	10/29/23	M	1.17%	Morgan Stanley Capital Services LLC	98,355 USD	(5,594)
Mindbody, Inc.	10/30/23	M	1.17%	Morgan Stanley Capital Services LLC	339,002 USD	18,424
Minerva Neurosciences, Inc.	10/31/23	M	1.17%	Morgan Stanley Capital Services LLC	154,016 USD	(2,589)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Miragen Therapeutics, Inc.	11/01/23	M	1.17%	Morgan Stanley Capital Services LLC	184,060 USD	$(45,098)
Modine Manufacturing Co.	11/02/23	M	1.17%	Morgan Stanley Capital Services LLC	432,556 USD	9,426
Mohawk Industries, Inc.	11/03/23	M	1.17%	Morgan Stanley Capital Services LLC	540,099 USD	(1,217)
Molina Healthcare, Inc.	11/04/23	M	1.17%	Morgan Stanley Capital Services LLC	75,731 USD	(259)
Molson Coors Brewing Co.	11/05/23	M	1.17%	Morgan Stanley Capital Services LLC	303,705 USD	(2,006)
Momenta Pharmaceuticals, Inc.	11/06/23	M	1.17%	Morgan Stanley Capital Services LLC	148,906 USD	(3,832)
Monarch Casino & Resort, Inc.	11/07/23	M	1.17%	Morgan Stanley Capital Services LLC	99,637 USD	3,588
Mondelez International, Inc.	11/08/23	M	1.17%	Morgan Stanley Capital Services LLC	678,422 USD	7,490
Monster Beverage Corp.	11/09/23	M	1.17%	Morgan Stanley Capital Services LLC	1,233,713 USD	8,799
Moog, Inc.	11/10/23	M	1.17%	Morgan Stanley Capital Services LLC	33,811 USD	548
Motorcar Parts of America, Inc.	11/11/23	M	1.17%	Morgan Stanley Capital Services LLC	51,576 USD	(103)
MRC Global, Inc.	11/12/23	M	1.17%	Morgan Stanley Capital Services LLC	234,554 USD	(13,797)
MSA Safety, Inc.	11/13/23	M	1.17%	Morgan Stanley Capital Services LLC	72,182 USD	786
MSGSTECH Index	12/24/18	M	0.34%	Morgan Stanley & Co. International plc	3,055,341 USD	68,477
Mueller Water Products, Inc.	11/14/23	M	1.17%	Morgan Stanley Capital Services LLC	90,030 USD	1,205
Murphy USA, Inc.	11/15/23	M	1.17%	Morgan Stanley Capital Services LLC	252,053 USD	(8,635)
MyoKardia, Inc.	11/16/23	M	1.17%	Morgan Stanley Capital Services LLC	627,956 USD	(57,853)
MYR Group, Inc.	11/17/23	M	1.17%	Morgan Stanley Capital Services LLC	89,645 USD	(1,324)
NACCO Industries	11/18/23	M	1.17%	Morgan Stanley Capital Services LLC	12,613 USD	188
National Beverage Corp.	11/19/23	M	1.17%	Morgan Stanley Capital Services LLC	447,143 USD	20,746
National General Holdings	11/20/23	M	1.17%	Morgan Stanley Capital Services LLC	86,342 USD	2,930
National Oilwell Varco, Inc.	11/21/23	M	1.17%	Morgan Stanley Capital Services LLC	148,580 USD	(5,802)
Natixis	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,140,012 EUR	8,245
Nautilus, Inc.	11/22/23	M	1.17%	Morgan Stanley Capital Services LLC	10,022 USD	397
Navient Corp.	11/23/23	M	1.17%	Morgan Stanley Capital Services LLC	155,681 USD	(1,415)
Navistar International Corp.	11/24/23	M	1.17%	Morgan Stanley Capital Services LLC	430,719 USD	(22,137)
NCI Building Systems, Inc.	11/25/23	M	1.17%	Morgan Stanley Capital Services LLC	117,625 USD	2,095
NCS Multistage Holdings, Inc.	11/26/23	M	0.40%	Morgan Stanley Capital Services LLC	263,400 USD	(4,175)
Nektar Therapeutics	11/27/23	M	1.17%	Morgan Stanley Capital Services LLC	578,600 USD	(20,929)
Neos Therapeutics, Inc.	11/28/23	M	0.75%	Morgan Stanley Capital Services LLC	368,145 USD	(8,572)
Nestle SA	04/22/19	M	0.81%	Credit Suisse Securities (Europe) Limited	6,579,615 CHF	40,048
Netflix, Inc.	11/29/23	M	1.17%	Morgan Stanley Capital Services LLC	1,617,182 USD	(21,005)
Netgear, Inc.	11/30/23	M	1.17%	Morgan Stanley Capital Services LLC	18,113 USD	18
Neurocrine Biosciences, Inc.	12/01/23	M	1.17%	Morgan Stanley Capital Services LLC	881,175 USD	(81,872)
New Jersey Resources Corp.	12/02/23	M	1.17%	Morgan Stanley Capital Services LLC	38,575 USD	706
New Relic, Inc.	12/03/23	M	1.17%	Morgan Stanley Capital Services LLC	26,060 USD	5
New York Community Bancorp	12/04/23	M	1.17%	Morgan Stanley Capital Services LLC	86,487 USD	659
Newell Brands, Inc.	12/05/23	M	1.17%	Morgan Stanley Capital Services LLC	616,808 USD	(4,622)
Newfield Exploration Co.	12/06/23	M	1.17%	Morgan Stanley Capital Services LLC	608,747 USD	(68,107)
Newmont Mining Corp.	12/07/23	M	1.17%	Morgan Stanley Capital Services LLC	283,696 USD	(13,050)
NewStar Financial, Inc.	02/15/25	M	0.00%	Morgan Stanley Capital Services LLC	1,787 USD	(2,233)
Nexstar Media Group, Inc.	12/09/23	M	1.17%	Morgan Stanley Capital Services LLC	465,022 USD	(16,064)
NIC, Inc.	12/10/23	M	1.17%	Morgan Stanley Capital Services LLC	22,717 USD	2,166
Nike, Inc.	04/22/19	T	1.19%	Skandinaviska Enskilda Banken AB (publ)	8,356,041 USD	(1,182,021)
Nike, Inc.	12/11/23	M	1.17%	Morgan Stanley Capital Services LLC	801,627 USD	16,124
NiSource, Inc.	12/12/23	M	1.17%	Morgan Stanley Capital Services LLC	126,506 USD	4,008
NL Industries, Inc.	12/13/23	M	1.17%	Morgan Stanley Capital Services LLC	197,916 USD	(29,528)
NN Group NV	04/22/19	M	0.77%	JPMorgan Chase Bank, N.A.	1,868,250 EUR	74,691

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
NN Group NV	04/22/19	M	0.42%	Credit Suisse Securities (Europe) Limited	4,357,693 EUR	$174,216
Noble Energy, Inc.	12/14/23	M	1.17%	Morgan Stanley Capital Services LLC	208,795 USD	(28,317)
Nordson Corp.	12/15/23	M	1.17%	Morgan Stanley Capital Services LLC	602,264 USD	(5,882)
Northern Trust Corp.	12/16/23	M	1.17%	Morgan Stanley Capital Services LLC	94,020 USD	(1,674)
Northrop Grumman Corp.	12/17/23	M	1.17%	Morgan Stanley Capital Services LLC	797,983 USD	1,245
Novanta, Inc.	12/18/23	M	1.17%	Morgan Stanley Capital Services LLC	21,296 USD	196
Novartis AG	04/22/19	M	1.36%	Credit Suisse Securities (Europe) Limited	883,755 CHF	15,152
Novo Nordisk A/S	04/22/19	M	0.90%	Credit Suisse Securities (Europe) Limited	2,370,093 DKK	(5,796)
Novocure Ltd.	12/19/23	M	0.50%	Morgan Stanley Capital Services LLC	426,418 USD	(3,882)
Now, Inc.	12/20/23	M	1.17%	Morgan Stanley Capital Services LLC	156,338 USD	(11,406)
NRG Energy, Inc.	12/21/23	M	1.17%	Morgan Stanley Capital Services LLC	1,117,023 USD	(37,499)
Nuance Communications, Inc.	12/22/23	M	1.17%	Morgan Stanley Capital Services LLC	57,712 USD	1,779
Nutanix, Inc.	12/23/23	M	0.75%	Morgan Stanley Capital Services LLC	807,261 USD	15,401
Nutrisystem, Inc.	12/24/23	M	1.17%	Morgan Stanley Capital Services LLC	216,058 USD	(3,337)
NV5 Global, Inc.	12/25/23	M	1.17%	Morgan Stanley Capital Services LLC	166,076 USD	(7,367)
Nvidia Corp.	12/26/23	M	1.17%	Morgan Stanley Capital Services LLC	788,853 USD	(2,949)
NVR, Inc.	12/27/23	M	1.17%	Morgan Stanley Capital Services LLC	788,382 USD	(18,509)
O’Reilly Automotive, Inc.	12/28/23	M	1.17%	Morgan Stanley Capital Services LLC	1,301,435 USD	1,076
Oasis Petroleum, Inc.	12/29/23	M	1.17%	Morgan Stanley Capital Services LLC	32,952 USD	(2,396)
Oclaro, Inc.	12/30/23	M	0.20%	Morgan Stanley Capital Services LLC	527,514 USD	36,430
Ocwen Financial Corp.	12/31/23	M	1.17%	Morgan Stanley Capital Services LLC	319,463 USD	9,890
OFG Bancorp	01/01/24	M	1.17%	Morgan Stanley Capital Services LLC	95,053 USD	3,412
Oil States International Inc.	01/02/24	M	1.17%	Morgan Stanley Capital Services LLC	181,145 USD	(14,945)
Okta, Inc.	01/03/24	M	1.17%	Morgan Stanley Capital Services LLC	93,247 USD	1,282
Old Dominion Freight Line	01/04/24	M	1.17%	Morgan Stanley Capital Services LLC	117,437 USD	(958)
Old Republic Intl Corp.	01/05/24	M	1.17%	Morgan Stanley Capital Services LLC	21,456 USD	(651)
Ollie’s Bargain Outlet Holdings, Inc.	01/06/24	M	1.17%	Morgan Stanley Capital Services LLC	287,911 USD	(14,230)
Omega Healthcare Investors, Inc.	01/07/24	M	0.40%	Morgan Stanley Capital Services LLC	3,017 USD	71
Omnicom Group	01/08/24	M	1.17%	Morgan Stanley Capital Services LLC	292,165 USD	4,050
Omnova Solutions, Inc.	01/09/24	M	1.17%	Morgan Stanley Capital Services LLC	5,247 USD	(53)
On Deck Capital, Inc.	01/10/24	M	1.17%	Morgan Stanley Capital Services LLC	291,718 USD	8,391
On Semiconductor Corp.	01/11/24	M	1.17%	Morgan Stanley Capital Services LLC	63,090 USD	(2,725)
OneMain Holdings, Inc.	01/12/24	M	1.17%	Morgan Stanley Capital Services LLC	103,811 USD	(1,917)
Ooma, Inc.	01/13/24	M	1.17%	Morgan Stanley Capital Services LLC	38,725 USD	(901)
Opus Bank	01/14/24	M	1.17%	Morgan Stanley Capital Services LLC	308,218 USD	4,451
Oracle Corp.	01/15/24	M	1.17%	Morgan Stanley Capital Services LLC	3,872 USD	(5)
OrbComm, Inc.	01/16/24	M	1.17%	Morgan Stanley Capital Services LLC	259,400 USD	(4,669)
Orbital ATK, Inc.	01/17/24	M	1.17%	Morgan Stanley Capital Services LLC	229,210 USD	794
Ormat Technologies, Inc.	01/18/24	M	1.17%	Morgan Stanley Capital Services LLC	279,505 USD	448
Oshkosh Corp.	01/19/24	M	1.17%	Morgan Stanley Capital Services LLC	127,149 USD	(1,824)
OSI Systems, Inc.	01/20/24	M	1.17%	Morgan Stanley Capital Services LLC	13,993 USD	(42)
Outfront Media, Inc.	01/21/24	M	1.17%	Morgan Stanley Capital Services LLC	28,962 USD	124
Owens Illinois, Inc.	01/22/24	M	1.17%	Morgan Stanley Capital Services LLC	116,435 USD	575
PACCAR, Inc.	01/24/24	M	1.17%	Morgan Stanley Capital Services LLC	560,846 USD	(9,499)
Pacific Biosciences of California	01/25/24	M	0.38%	Morgan Stanley Capital Services LLC	328,752 USD	2,472
Pacific Premier BanCorp, Inc.	01/26/24	M	1.17%	Morgan Stanley Capital Services LLC	34,527 USD	(593)
Pacira Pharmaceuticals, Inc.	01/27/24	M	1.17%	Morgan Stanley Capital Services LLC	196,536 USD	(8,068)
Packaging Corp. of America	01/28/24	M	1.17%	Morgan Stanley Capital Services LLC	125,831 USD	97
Pacwest BanCorp	01/29/24	M	1.17%	Morgan Stanley Capital Services LLC	71,166 USD	(2,469)
Palo Alto Networks, Inc.	01/30/24	M	1.17%	Morgan Stanley Capital Services LLC	782,693 USD	12,337
Pandora Media, Inc.	01/31/24	M	1.80%	Morgan Stanley Capital Services LLC	178,328 USD	12,713
Panhandle Oil and Gas, Inc.	02/01/24	M	1.17%	Morgan Stanley Capital Services LLC	76,565 USD	920

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Papa John’s International, Inc.	02/02/24	M	0.75%	Morgan Stanley Capital Services LLC	415,159 USD	$8,417
Paramount Group, Inc.	02/03/24	M	1.17%	Morgan Stanley Capital Services LLC	18,627 USD	35
Paratek Pharmaceuticals, Inc.	02/04/24	M	1.17%	Morgan Stanley Capital Services LLC	393,618 USD	(1,417)
Parker Hannifin Corp.	02/05/24	M	1.17%	Morgan Stanley Capital Services LLC	790,154 USD	(6,769)
Parsley Energy, Inc.	02/06/24	M	1.17%	Morgan Stanley Capital Services LLC	929,196 USD	(113,951)
Party City Holdco, Inc.	02/07/24	M	0.55%	Morgan Stanley Capital Services LLC	314,945 USD	(29,411)
Patrick Industries, Inc.	02/08/24	M	1.17%	Morgan Stanley Capital Services LLC	308,227 USD	(15,132)
Patterson UTI Energy, Inc.	02/09/24	M	1.17%	Morgan Stanley Capital Services LLC	355,255 USD	(33,360)
Paycom Software, Inc.	02/10/24	M	1.17%	Morgan Stanley Capital Services LLC	92,615 USD	1,521
Paylocity Holding Corp.	02/11/24	M	1.17%	Morgan Stanley Capital Services LLC	106,113 USD	994
Paypal Holdings, Inc.	02/12/24	M	1.17%	Morgan Stanley Capital Services LLC	694,060 USD	15,946
PDC Energy, Inc.	02/13/24	M	1.17%	Morgan Stanley Capital Services LLC	405,729 USD	(61,893)
Peabody Energy Corp.	02/14/24	M	1.17%	Morgan Stanley Capital Services LLC	112,202 USD	(4,373)
Pebblebrook Hotel Trust	02/15/24	M	1.17%	Morgan Stanley Capital Services LLC	3,763 USD	158
Penn National Gaming, Inc.	04/22/19	M	1.23%	Deutsche Bank AG	1,048,712 USD	(91,355)
Penn National Gaming, Inc.	02/16/24	M	1.17%	Morgan Stanley Capital Services LLC	372,347 USD	(17,116)
Penn Real Estate Investment Trust	02/17/24	M	0.25%	Morgan Stanley Capital Services LLC	304,053 USD	(16,727)
Penn Virginia Corp.	02/18/24	M	1.17%	Morgan Stanley Capital Services LLC	64,914 USD	(322)
PennyMac Financial Service, Inc.	02/19/24	M	1.17%	Morgan Stanley Capital Services LLC	29,452 USD	(743)
People’s United Financial	02/20/24	M	1.17%	Morgan Stanley Capital Services LLC	71,666 USD	419
PepsiCo., Inc.	02/21/24	M	1.17%	Morgan Stanley Capital Services LLC	656,201 USD	(3,359)
Pernod Ricard SA	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	201,267 EUR	(5,331)
Peugeot SA	04/22/19	M	0.42%	Credit Suisse Securities (Europe) Limited	611,248 EUR	10,237
PG&E Corp.	01/23/24	M	1.17%	Morgan Stanley Capital Services LLC	185,651 USD	28,298
PGT Innovations, Inc.	02/22/24	M	1.17%	Morgan Stanley Capital Services LLC	112,320 USD	(4,147)
PHH Corp.	02/23/24	M	1.17%	Morgan Stanley Capital Services LLC	10,379 USD	748
Philip Morris International	02/24/24	M	1.17%	Morgan Stanley Capital Services LLC	20,993 USD	(243)
Phoenix Group Holdings	04/22/19	M	0.50%	Credit Suisse Securities (Europe) Limited	301,156 GBP	(15,974)
Physicians Realty Trust	02/25/24	M	1.17%	Morgan Stanley Capital Services LLC	45,872 USD	1,671
Pilgrim’s Pride Corp.	02/26/24	M	1.17%	Morgan Stanley Capital Services LLC	321,795 USD	10,419
Pinnacle Entertainment, Inc.	02/27/24	M	1.17%	Morgan Stanley Capital Services LLC	310,618 USD	(12,886)
Pinnacle Financial Partners	02/28/24	M	1.17%	Morgan Stanley Capital Services LLC	2,324 USD	4
Pinnacle Foods, Inc.	02/29/24	M	1.17%	Morgan Stanley Capital Services LLC	5,189 USD	15
Pioneer Natural Resources Co.	03/01/24	M	1.17%	Morgan Stanley Capital Services LLC	1,082,217 USD	(93,509)
Piper Jaffray Cos.	03/02/24	M	1.17%	Morgan Stanley Capital Services LLC	18,272 USD	(1,652)
PJT Partners, Inc.	03/03/24	M	1.17%	Morgan Stanley Capital Services LLC	17,442 USD	(68)
Planet Fitness, Inc.	03/04/24	M	1.17%	Morgan Stanley Capital Services LLC	260,701 USD	(10,521)
Ply Gem Holdings, Inc.	03/05/24	M	1.17%	Morgan Stanley Capital Services LLC	248,970 USD	(1,353)
PNC Financial Services Group, Inc.	03/06/24	M	1.17%	Morgan Stanley Capital Services LLC	94,847 USD	770
Polaris Industries, Inc.	03/07/24	M	0.05%	Morgan Stanley Capital Services LLC	260,714 USD	2,566
Popular, Inc.	03/08/24	M	1.17%	Morgan Stanley Capital Services LLC	70,416 USD	(919)
Portola Pharmaceuticals, Inc.	03/09/24	M	1.17%	Morgan Stanley Capital Services LLC	556,921 USD	(16,529)
Post Holdings, Inc.	03/10/24	M	1.17%	Morgan Stanley Capital Services LLC	386,847 USD	(3,757)
Poste Italiane SpA	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	343,105 EUR	6,302
Potlatch, Inc.	03/11/24	M	1.17%	Morgan Stanley Capital Services LLC	5,777 USD	138
Potlatch Corp.	04/22/19	M	1.23%	Deutsche Bank AG	2,165,811 USD	126,747
PPG Industries, Inc.	03/12/24	M	1.17%	Morgan Stanley Capital Services LLC	266,976 USD	(192)
PRA Group, Inc.	03/13/24	M	1.17%	Morgan Stanley Capital Services LLC	325,703 USD	15,549
Praxair, Inc.	03/14/24	M	1.17%	Morgan Stanley Capital Services LLC	271,676 USD	212
Preferred Bank	03/15/24	M	1.17%	Morgan Stanley Capital Services LLC	52,099 USD	2,136
Presidio, Inc.	03/16/24	M	1.17%	Morgan Stanley Capital Services LLC	56,219 USD	(4,703)
Priceline Group, Inc.	03/17/24	M	1.17%	Morgan Stanley Capital Services LLC	727,253 USD	16,517

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Primerica, Inc.	03/18/24	M	1.17%	Morgan Stanley Capital Services LLC	128,186 USD	$1,857
Primo Water Corp.	03/19/24	M	1.17%	Morgan Stanley Capital Services LLC	554,292 USD	344
Principal Financial Group	03/20/24	M	1.17%	Morgan Stanley Capital Services LLC	20,066 USD	168
Procter & Gamble Co.	03/21/24	M	1.17%	Morgan Stanley Capital Services LLC	14,037 USD	71
Progenics Pharmaceuticals, Inc.	03/22/24	M	1.17%	Morgan Stanley Capital Services LLC	271,006 USD	(10,405)
Progressive Corp.	03/23/24	M	1.17%	Morgan Stanley Capital Services LLC	262,437 USD	(1,253)
Proofpoint, Inc.	03/24/24	M	1.17%	Morgan Stanley Capital Services LLC	339,456 USD	10,237
Propetro Holding Corp.	03/25/24	M	0.90%	Morgan Stanley Capital Services LLC	585,698 USD	(31,944)
PROS Holdings, Inc.	03/26/24	M	1.17%	Morgan Stanley Capital Services LLC	120,089 USD	1,302
Prosperity Bancshares, Inc.	03/27/24	M	1.17%	Morgan Stanley Capital Services LLC	59,995 USD	1,066
Protagonist Therapeutics, Inc.	03/28/24	M	0.75%	Morgan Stanley Capital Services LLC	375,464 USD	(33,152)
Prothena Corp. PLC	03/29/24	M	0.50%	Morgan Stanley Capital Services LLC	172,807 USD	840
Proto Labs, Inc.	03/30/24	M	1.17%	Morgan Stanley Capital Services LLC	324,053 USD	(6,989)
Proximus	04/22/19	M	0.97%	Credit Suisse Securities (Europe) Limited	1,079,053 EUR	16,359
Prudential Financial, Inc.	03/31/24	M	1.17%	Morgan Stanley Capital Services LLC	63,816 USD	118
PTC Therapeutics, Inc.	04/02/24	M	1.17%	Morgan Stanley Capital Services LLC	374,267 USD	(12,326)
PTC, Inc.	04/01/24	M	1.17%	Morgan Stanley Capital Services LLC	152,381 USD	(881)
Public Service Enterprise Group, Inc.	04/03/24	M	1.17%	Morgan Stanley Capital Services LLC	247,170 USD	3,781
PulteGroup, Inc.	04/04/24	M	1.17%	Morgan Stanley Capital Services LLC	103,316 USD	640
Puma Biotechnology, Inc.	04/05/24	M	1.17%	Morgan Stanley Capital Services LLC	730,350 USD	(4,599)
Pure Storage, Inc.	04/06/24	M	1.17%	Morgan Stanley Capital Services LLC	89,173 USD	4,623
PVH Corp.	04/07/24	M	1.17%	Morgan Stanley Capital Services LLC	497,838 USD	(4,762)
Pzena Investment Management, Inc.	04/08/24	M	1.17%	Morgan Stanley Capital Services LLC	12,927 USD	273
Q2 Holdings, Inc.	04/09/24	M	1.17%	Morgan Stanley Capital Services LLC	71,326 USD	2,159
QEP Resources, Inc.	04/10/24	M	1.17%	Morgan Stanley Capital Services LLC	79,355 USD	(10,412)
Qorvo, Inc.	04/11/24	M	1.17%	Morgan Stanley Capital Services LLC	69,528 USD	597
QTS Realty Trust, Inc.	04/12/24	M	1.17%	Morgan Stanley Capital Services LLC	20,440 USD	455
Quality Care Properties	04/13/24	M	1.17%	Morgan Stanley Capital Services LLC	22,095 USD	1,366
Qualy’s, Inc.	04/14/24	M	1.17%	Morgan Stanley Capital Services LLC	59,444 USD	(915)
Quanta Services, Inc.	04/15/24	M	1.17%	Morgan Stanley Capital Services LLC	169,516 USD	(3,976)
Quantenna Communications, Inc.	04/16/24	M	1.17%	Morgan Stanley Capital Services LLC	428,777 USD	(30,492)
Quotient Technology, Inc.	04/17/24	M	1.17%	Morgan Stanley Capital Services LLC	42,991 USD	1,244
Ra Pharmaceuticals, Inc.	04/18/24	M	1.17%	Morgan Stanley Capital Services LLC	489,041 USD	(20,321)
Radius Health, Inc.	04/19/24	M	1.50%	Morgan Stanley Capital Services LLC	234,468 USD	(11,655)
Ralph Lauren Corp.	04/20/24	M	1.17%	Morgan Stanley Capital Services LLC	59,332 USD	(704)
Ramco Gershenson Properties	04/21/24	M	1.17%	Morgan Stanley Capital Services LLC	55,215 USD	(38)
Range Resources Corp.	04/22/24	M	1.17%	Morgan Stanley Capital Services LLC	132,496 USD	(12,122)
Rapid7, Inc.	04/23/24	M	1.17%	Morgan Stanley Capital Services LLC	64,900 USD	1,045
Raven Industries, Inc.	04/24/24	M	1.17%	Morgan Stanley Capital Services LLC	26,387 USD	(509)
Raymond James Financial, Inc.	04/25/24	M	1.17%	Morgan Stanley Capital Services LLC	33,971 USD	(142)
Rayonier Advanced Materials	04/26/24	M	1.17%	Morgan Stanley Capital Services LLC	144,815 USD	(4,531)
Raytheon Company	04/27/24	M	1.17%	Morgan Stanley Capital Services LLC	612,692 USD	3,306
RBC Bearings, Inc.	04/28/24	M	1.17%	Morgan Stanley Capital Services LLC	125,303 USD	(3,625)
RCI Hospitality Holdings, Inc.	04/29/24	M	1.17%	Morgan Stanley Capital Services LLC	33,234 USD	1,729
Re/Max Holdings, Inc.	04/30/24	M	1.17%	Morgan Stanley Capital Services LLC	89,304 USD	(1,537)
Realogy Holdings Corp.	05/01/24	M	1.17%	Morgan Stanley Capital Services LLC	10,946 USD	(105)
RealPage, Inc.	05/02/24	M	1.17%	Morgan Stanley Capital Services LLC	319,533 USD	8,769
Red Electrica Corp.oracion SA	04/22/19	M	0.97%	Credit Suisse Securities (Europe) Limited	322,972 EUR	3,794
Red Hat, Inc.	05/03/24	M	1.17%	Morgan Stanley Capital Services LLC	488,641 USD	30,219
Red Robin Gourmet Burgers	05/04/24	M	1.17%	Morgan Stanley Capital Services LLC	559,789 USD	(30,776)
Red Rock Resorts, Inc.	05/05/24	M	1.17%	Morgan Stanley Capital Services LLC	257,524 USD	(5,581)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
REGENXBIO, Inc.	05/06/24	M	1.17%	Morgan Stanley Capital Services LLC	202,968 USD	$(22,700)
Regions Financial Corp.	05/07/24	M	1.17%	Morgan Stanley Capital Services LLC	162,608 USD	(1,033)
Reinsurance Group of America	05/08/24	M	1.17%	Morgan Stanley Capital Services LLC	45,064 USD	156
RELX NV	04/22/19	M	0.77%	JPMorgan Chase Bank, N.A.	966,000 EUR	9,299
RELX NV	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	2,961,118 EUR	28,504
RELX PLC	04/22/19	M	0.00%	Credit Suisse Securities (Europe) Limited	1,957,643 GBP	(15,287)
RELX PLC	04/22/19	M	0.19%	JPMorgan Chase Bank, N.A.	1,296,750 GBP	(10,126)
Renaissancere Holdings Ltd.	05/09/24	M	1.17%	Morgan Stanley Capital Services LLC	74,808 USD	709
Republic Services, Inc.	05/10/24	M	1.17%	Morgan Stanley Capital Services LLC	165,728 USD	(931)
Resolute Energy Corp.	05/11/24	M	0.60%	Morgan Stanley Capital Services LLC	575,725 USD	(109,786)
Resource Capital Corp.	05/12/24	M	1.17%	Morgan Stanley Capital Services LLC	129,322 USD	3,361
Retail Opportunity Investments Corp.	05/13/24	M	1.17%	Morgan Stanley Capital Services LLC	79,281 USD	(319)
Retail Properties of America, Inc.	05/14/24	M	1.17%	Morgan Stanley Capital Services LLC	83,823 USD	(1,010)
REV Group Inc	05/15/24	M	1.17%	Morgan Stanley Capital Services LLC	110,082 USD	(14,085)
Revance Therapeutics, Inc.	05/16/24	M	0.87%	Morgan Stanley Capital Services LLC	116,165 USD	(8,924)
Rexford Industrial Realty, Inc.	05/17/24	M	1.17%	Morgan Stanley Capital Services LLC	3,049 USD	162
Rexnord Corp.	05/18/24	M	1.17%	Morgan Stanley Capital Services LLC	126,014 USD	(8,587)
Rigel Pharmaceuticals, Inc.	05/19/24	M	1.17%	Morgan Stanley Capital Services LLC	274,908 USD	(21,427)
Rignet, Inc.	05/20/24	M	1.17%	Morgan Stanley Capital Services LLC	98,224 USD	1,498
Rockwell Automation, Inc.	05/21/24	M	1.17%	Morgan Stanley Capital Services LLC	843,176 USD	(13,499)
Rockwell Collins, Inc.	05/22/24	M	1.17%	Morgan Stanley Capital Services LLC	770,812 USD	(4,934)
Rogers Corp.	05/23/24	M	1.17%	Morgan Stanley Capital Services LLC	96,933 USD	(2,162)
Roper Technologies, Inc.	05/24/24	M	1.17%	Morgan Stanley Capital Services LLC	293,088 USD	936
Ross Stores, Inc.	05/25/24	M	1.17%	Morgan Stanley Capital Services LLC	803,764 USD	(24,898)
Royal Bank Of Scotland Group	04/22/19	M	0.19%	JPMorgan Chase Bank, N.A.	1,381,500 GBP	(11,476)
Royal Bank Of Scotland Group	04/22/19	M	0.50%	Credit Suisse Securities (Europe) Limited	2,924,105 GBP	(24,291)
Royal Caribbean Cruises Ltd	05/26/24	M	1.17%	Morgan Stanley Capital Services LLC	731,610 USD	29,290
RSP Permian, Inc.	05/27/24	M	1.17%	Morgan Stanley Capital Services LLC	455,255 USD	(46,818)
Ryerson Holding Corp.	05/28/24	M	1.17%	Morgan Stanley Capital Services LLC	186,956 USD	(32,744)
Safeguard Scientifics, Inc.	05/29/24	M	1.17%	Morgan Stanley Capital Services LLC	22,144 USD	483
Sage Therapeutics, Inc.	05/30/24	M	1.17%	Morgan Stanley Capital Services LLC	752,374 USD	(9,904)
Sainsbury PLC	04/22/19	M	0.50%	Credit Suisse Securities (Europe) Limited	1,125,005 GBP	(34,097)
Salesforce.com, Inc.	05/31/24	M	1.17%	Morgan Stanley Capital Services LLC	565,525 USD	15,630
Sandvik AB	04/22/19	M	0.70%	Credit Suisse Securities (Europe) Limited	17,318,834 SEK	8,142
Sangamo Therapeutics, Inc.	06/01/24	M	1.17%	Morgan Stanley Capital Services LLC	613,922 USD	2,874
Sarepta Therapeutics, Inc.	06/02/24	M	1.17%	Morgan Stanley Capital Services LLC	534,184 USD	(24,998)
SBA Communications Corp.	06/03/24	M	1.17%	Morgan Stanley Capital Services LLC	105,013 USD	(1,662)
Schlumberger Ltd.	06/04/24	M	1.17%	Morgan Stanley Capital Services LLC	28,148 USD	248
Schwab (Charles) Corp.	06/05/24	M	1.17%	Morgan Stanley Capital Services LLC	176,147 USD	(309)
Scientific Games Corp.	06/06/24	M	1.17%	Morgan Stanley Capital Services LLC	767,138 USD	(6,569)
Scorpio Bulkers, Inc.	06/07/24	M	1.17%	Morgan Stanley Capital Services LLC	248,675 USD	(513)
Scripps Networks Interactive, Inc.	06/08/24	M	1.17%	Morgan Stanley Capital Services LLC	208,402 USD	(2,914)
Sealed Air Corp.	06/09/24	M	1.17%	Morgan Stanley Capital Services LLC	332,506 USD	(2,685)
Seattle Genetics, Inc.	06/10/24	M	1.17%	Morgan Stanley Capital Services LLC	94,253 USD	(870)
SEI Investments Company	06/11/24	M	1.17%	Morgan Stanley Capital Services LLC	6,241 USD	(10)
Select Energy Services, Inc.	06/12/24	M	0.22%	Morgan Stanley Capital Services LLC	184,305 USD	(16,590)
Selecta Biosciences, Inc.	06/13/24	M	0.70%	Morgan Stanley Capital Services LLC	372,450 USD	7,440
Selective Insurance Group	06/14/24	M	1.17%	Morgan Stanley Capital Services LLC	9,290 USD	133
Sempra Energy	06/15/24	M	1.17%	Morgan Stanley Capital Services LLC	522,885 USD	34,047

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sensata Technologies Holding	06/16/24	M	1.17%	Morgan Stanley Capital Services LLC	749,679 USD	$11,293
Sensata Technologies Holding	04/22/19	T	1.19%	Skandinaviska Enskilda Banken AB (publ)	8,947,089 USD	(555,435)
Seres Therapeutics, Inc.	06/17/24	M	1.17%	Morgan Stanley Capital Services LLC	249,449 USD	(2,459)
Servicemaster Global Holding	06/18/24	M	1.17%	Morgan Stanley Capital Services LLC	96,538 USD	1,843
Servicenow, Inc.	06/19/24	M	1.17%	Morgan Stanley Capital Services LLC	1,118,709 USD	(7,469)
Servicesource International	06/20/24	M	1.17%	Morgan Stanley Capital Services LLC	721 USD	(14)
Servisfirst Bancshares, Inc.	06/21/24	M	1.17%	Morgan Stanley Capital Services LLC	7,028 USD	(68)
Shake Shack, Inc.	06/22/24	M	0.40%	Morgan Stanley Capital Services LLC	728,842 USD	38,678
Shenandoah Telecommunication	06/23/24	M	1.17%	Morgan Stanley Capital Services LLC	557,575 USD	17,891
Sherwin Williams Co.	06/24/24	M	1.17%	Morgan Stanley Capital Services LLC	873,311 USD	(4,994)
Shutterfly, Inc.	06/25/24	M	1.17%	Morgan Stanley Capital Services LLC	201,286 USD	(11,346)
SI Green Realty Corp.	07/04/24	M	1.17%	Morgan Stanley Capital Services LLC	1,308 USD	(4)
Sienna Biopharmaceuticcals, Inc.	06/26/24	M	1.17%	Morgan Stanley Capital Services LLC	121,823 USD	26,172
Signature Bank	06/27/24	M	1.17%	Morgan Stanley Capital Services LLC	181,557 USD	(1,274)
Signet Jewelers Ltd.	06/28/24	M	0.50%	Morgan Stanley Capital Services LLC	382,451 USD	(11,476)
Silicon Laboratories, Inc.	06/29/24	M	1.17%	Morgan Stanley Capital Services LLC	36,495 USD	999
Sinclair Broadcast Group, Inc.	06/30/24	M	0.65%	Morgan Stanley Capital Services LLC	44,661 USD	187
Skandinaviska Enskilda Banken AB	04/22/19	M	1.25%	Credit Suisse Securities (Europe) Limited	956,777 SEK	1,906
Skechers USA, Inc.	04/22/19	T	1.22%	Barclays Bank plc	23,857,644 USD	(4,844,715)
Skechers USA, Inc.	07/01/24	M	1.17%	Morgan Stanley Capital Services LLC	433,554 USD	3,919
SKF AB	04/22/19	M	1.25%	Credit Suisse Securities (Europe) Limited	13,996,938 SEK	7,459
Skywest, Inc.	07/02/24	M	1.17%	Morgan Stanley Capital Services LLC	101,525 USD	(586)
Skyworks Solutions, Inc.	07/03/24	M	1.17%	Morgan Stanley Capital Services LLC	350,364 USD	2,277
Sleep Number Corp.	07/05/24	M	1.17%	Morgan Stanley Capital Services LLC	416,757 USD	(7,371)
SLM Corp.	07/06/24	M	1.17%	Morgan Stanley Capital Services LLC	34,472 USD	7
SM Energy Co.	07/07/24	M	1.17%	Morgan Stanley Capital Services LLC	319,614 USD	(33,069)
Smart & Final Stores, Inc.	07/08/24	M	1.17%	Morgan Stanley Capital Services LLC	99,085 USD	(1,173)
Smart Sand, Inc.	07/09/24	M	0.25%	Morgan Stanley Capital Services LLC	751,319 USD	33,258
Snam SpA	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	899,439 EUR	(1,059)
Snap-on, Inc.	07/10/24	M	1.17%	Morgan Stanley Capital Services LLC	138,059 USD	885
Snyders Lance, Inc.	07/11/24	M	1.17%	Morgan Stanley Capital Services LLC	69,738 USD	27
Solaris Oilfield Infrastructure, Inc.	07/12/24	M	0.25%	Morgan Stanley Capital Services LLC	115,394 USD	359
Solvay SA	04/22/19	M	0.97%	Credit Suisse Securities (Europe) Limited	1,065,555 EUR	10,394
Sothebys	07/13/24	M	1.17%	Morgan Stanley Capital Services LLC	338,237 USD	(1,188)
Southern Copper Corp.	07/14/24	M	1.17%	Morgan Stanley Capital Services LLC	389,366 USD	(36,687)
Southwest Airlines Co.	07/15/24	M	1.17%	Morgan Stanley Capital Services LLC	321,142 USD	(1,984)
Southwestern Energy Co.	07/16/24	M	1.17%	Morgan Stanley Capital Services LLC	140,775 USD	(12,948)
Spark Therapeutics, Inc.	07/17/24	M	0.65%	Morgan Stanley Capital Services LLC	320,283 USD	(12,611)
SPDR S&P 500 ETF Trust	12/31/18	M	1.12%	Bank of America, N.A.	760,858 USD	2,175
SPDR S&P 500 ETF Trust	12/31/18	M	1.12%	Bank of America, N.A.	762,955 USD	1,336
SPDR S&P 500 ETF Trust	12/31/18	M	1.11%	Bank of America, N.A.	761,004 USD	720
Spectrum Brands Holdings, Inc.	07/18/24	M	0.75%	Morgan Stanley Capital Services LLC	177,585 USD	(1,693)
Spectrum Pharmaceuticals, Inc.	07/19/24	M	1.17%	Morgan Stanley Capital Services LLC	295,288 USD	(2,019)
Spirit Aerosystems Hold	07/20/24	M	1.17%	Morgan Stanley Capital Services LLC	762,287 USD	(11,446)
Spirit Airlines, Inc.	07/21/24	M	1.17%	Morgan Stanley Capital Services LLC	140,618 USD	(1,332)
Spirit Realty Capital, Inc.	07/22/24	M	1.17%	Morgan Stanley Capital Services LLC	219,578 USD	256
Splunk, Inc.	07/23/24	M	1.17%	Morgan Stanley Capital Services LLC	534,094 USD	(2,461)
Sportsman’s Warehouse Holding, Inc.	07/24/24	M	0.75%	Morgan Stanley Capital Services LLC	54,955 USD	(6,267)
Sprint Corp.	07/25/24	M	0.55%	Morgan Stanley Capital Services LLC	844,713 USD	(61,546)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sprouts Farmers Market, Inc.	07/26/24	M	1.17%	Morgan Stanley Capital Services LLC	75,061 USD	$(716)
SPX Corp.	07/27/24	M	1.17%	Morgan Stanley Capital Services LLC	378,435 USD	(8,321)
SPX Flow, Inc.	07/28/24	M	1.17%	Morgan Stanley Capital Services LLC	224,639 USD	(3,649)
Square, Inc.	07/29/24	M	1.17%	Morgan Stanley Capital Services LLC	986,654 USD	54,135
St. Joe Co.	07/30/24	M	1.17%	Morgan Stanley Capital Services LLC	8,751 USD	213
Stamps.com, Inc.	07/31/24	M	1.17%	Morgan Stanley Capital Services LLC	295,993 USD	(9,507)
Standard Chartered PLC	04/22/19	M	0.50%	Credit Suisse Securities (Europe) Limited	801,103 GBP	(32,858)
Stanley Black & Decker, Inc.	08/01/24	M	1.17%	Morgan Stanley Capital Services LLC	685,354 USD	(2,569)
Starbucks Corp.	08/02/24	M	1.17%	Morgan Stanley Capital Services LLC	421,319 USD	4,377
State Street Corp.	08/03/24	M	1.17%	Morgan Stanley Capital Services LLC	58,373 USD	393
Steel Dynamics, Inc.	08/04/24	M	1.17%	Morgan Stanley Capital Services LLC	3,142 USD	37
Stemline Therapeutics, Inc.	08/05/24	M	0.90%	Morgan Stanley Capital Services LLC	393,315 USD	(26,762)
Stericycle, Inc.	08/06/24	M	1.17%	Morgan Stanley Capital Services LLC	427,987 USD	(4,837)
Sterling Construction Co.	08/07/24	M	1.17%	Morgan Stanley Capital Services LLC	347,764 USD	17,850
Steven Madden, Ltd.	08/08/24	M	1.17%	Morgan Stanley Capital Services LLC	197,448 USD	(4,342)
Stewart Information Services	08/09/24	M	1.17%	Morgan Stanley Capital Services LLC	26,135 USD	(218)
Stifel Financial Corp.	08/10/24	M	1.17%	Morgan Stanley Capital Services LLC	37,559 USD	36
Stone Energy Corp.	08/11/24	M	0.75%	Morgan Stanley Capital Services LLC	519,966 USD	(106,382)
Stoneridge, Inc.	08/12/24	M	1.17%	Morgan Stanley Capital Services LLC	6,977 USD	256
Store Capital Corp.	08/13/24	M	1.17%	Morgan Stanley Capital Services LLC	42,162 USD	(179)
Storebrand ASA	04/22/19	M	0.36%	JPMorgan Chase Bank, N.A.	13,020,000 NOK	(43,846)
Storebrand ASA	04/22/19	M	0.39%	Credit Suisse Securities (Europe) Limited	6,952,094 NOK	(23,412)
Straight Path Comm	08/14/24	M	1.00%	Morgan Stanley Capital Services LLC	1,135,895 USD	(2,292)
Stryker Corp.	04/22/19	M	1.27%	Credit Suisse Securities (Europe) Limited	497,765 USD	(1,904)
Summit Hotel Properties, Inc.	08/15/24	M	1.17%	Morgan Stanley Capital Services LLC	6,935 USD	(102)
Sun Hydraulics Corp.	08/16/24	M	1.17%	Morgan Stanley Capital Services LLC	433,250 USD	(44,292)
Suncoke Energy, Inc.	08/17/24	M	1.17%	Morgan Stanley Capital Services LLC	291,269 USD	(20,267)
Sunrun, Inc.	08/18/24	M	0.75%	Morgan Stanley Capital Services LLC	217,063 USD	5,642
Superior Energy Services, Inc.	08/19/24	M	1.17%	Morgan Stanley Capital Services LLC	480,000 USD	(53,136)
SuperValu, Inc.	08/20/24	M	1.17%	Morgan Stanley Capital Services LLC	316,094 USD	(24,840)
Surgery Partners, Inc.	08/21/24	M	0.55%	Morgan Stanley Capital Services LLC	526,090 USD	(44,824)
SVB Financial Group	08/22/24	M	1.17%	Morgan Stanley Capital Services LLC	302,125 USD	4,302
Swiss Life Holding AG	04/22/19	M	1.36%	Credit Suisse Securities (Europe) Limited	219,179 CHF	(2,372)
Swisscom AG	04/22/19	M	1.36%	Credit Suisse Securities (Europe) Limited	1,210,222 CHF	10,686
Symantec Corp.	08/23/24	M	1.17%	Morgan Stanley Capital Services LLC	736,179 USD	23,371
Synchronoss Technologies, Inc.	08/24/24	M	1.17%	Morgan Stanley Capital Services LLC	448,401 USD	4,566
Synchrony Financial	08/25/24	M	1.17%	Morgan Stanley Capital Services LLC	44,764 USD	15
Syndax Pharmaceuticals, Inc.	08/26/24	M	1.17%	Morgan Stanley Capital Services LLC	322,596 USD	(27,760)
Synovus Financial Corp.	08/27/24	M	1.17%	Morgan Stanley Capital Services LLC	229,217 USD	2,653
Syros Pharmaceuticals, Inc.	08/28/24	M	0.20%	Morgan Stanley Capital Services LLC	725,579 USD	(25,285)
T Rowe Price Group, Inc.	08/29/24	M	1.17%	Morgan Stanley Capital Services LLC	106,127 USD	(1,531)
T-Mobile Us, Inc.	08/30/24	M	1.17%	Morgan Stanley Capital Services LLC	911,933 USD	1,517
Tableau Software, Inc.	04/22/19	T	1.22%	Barclays Bank plc	22,683,725 USD	1,219,546
Tableau Software, Inc.	08/31/24	M	1.17%	Morgan Stanley Capital Services LLC	90,773 USD	1,851
Take Two Interactive Software, Inc.	09/01/24	M	1.17%	Morgan Stanley Capital Services LLC	448,913 USD	901
Tanger Factory Outlet Center, Inc.	09/02/24	M	0.55%	Morgan Stanley Capital Services LLC	67,123 USD	(742)
Tapestry, Inc.	09/03/24	M	1.17%	Morgan Stanley Capital Services LLC	86,493 USD	(1,525)
Target Corp.	09/04/24	M	1.17%	Morgan Stanley Capital Services LLC	25,691 USD	(83)
Taylor Morrison Home Corp.	09/05/24	M	1.17%	Morgan Stanley Capital Services LLC	228,246 USD	(7,914)
TD Ameritrade Holding Corp.	09/06/24	M	1.17%	Morgan Stanley Capital Services LLC	71,576 USD	1,170

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Team, Inc.	09/07/24	M	0.85%	Morgan Stanley Capital Services LLC	217,157 USD	$(3,706)
Tech Data Corp.	09/08/24	M	1.17%	Morgan Stanley Capital Services LLC	26,478 USD	26
Technology Select Sector SPDR ETF	12/31/18	M	1.12%	Bank of America, N.A.	53,141 USD	255
Technology Select Sector SPDR ETF	12/31/18	M	1.12%	Bank of America, N.A.	53,704 USD	178
Technology Select Sector SPDR ETF	12/31/18	M	1.11%	Bank of America, N.A.	52,993 USD	107
Tejon Ranch Co.	09/09/24	M	1.17%	Morgan Stanley Capital Services LLC	72,311 USD	2,163
Teladoc, Inc.	09/10/24	M	0.60%	Morgan Stanley Capital Services LLC	89,515 USD	2,739
Tele2 AB	04/22/19	M	1.25%	Credit Suisse Securities (Europe) Limited	10,696,455 SEK	52,158
Tele2 AB	04/22/19	M	0.97%	JPMorgan Chase Bank, N.A.	21,000,000 SEK	102,400
Teledyne Technologies, Inc.	09/11/24	M	1.17%	Morgan Stanley Capital Services LLC	152,509 USD	1,792
Telefonica Brasil	04/22/19	M	1.27%	Credit Suisse Securities (Europe) Limited	1,465,556 USD	45,020
Telefonica S.A.	04/22/19	M	0.72%	Credit Suisse Securities (Europe) Limited	4,860,879 EUR	89,065
Telenor ASA	04/22/19	M	0.39%	Credit Suisse Securities (Europe) Limited	2,501,752 NOK	(694)
Telia Co. AB	04/22/19	M	1.25%	Credit Suisse Securities (Europe) Limited	2,589,013 SEK	7,503
Teligent, Inc.	09/12/24	M	0.50%	Morgan Stanley Capital Services LLC	114,840 USD	8,496
Tempur Sealy International, Inc.	09/13/24	M	0.75%	Morgan Stanley Capital Services LLC	924,500 USD	(1,807)
Tenet Healthcare Corp.	09/14/24	M	1.15%	Morgan Stanley Capital Services LLC	305,083 USD	(16,158)
Tennant Co.	09/15/24	M	1.17%	Morgan Stanley Capital Services LLC	318,624 USD	(22,541)
Tenneco, Inc.	09/16/24	M	1.17%	Morgan Stanley Capital Services LLC	32,367 USD	(532)
Teradata Corp.	09/17/24	M	1.17%	Morgan Stanley Capital Services LLC	27,559 USD	21
Terna SpA	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	1,062,577 EUR	47,145
Terraform Power, Inc.	09/18/24	M	1.17%	Morgan Stanley Capital Services LLC	825,182 USD	803
Tesaro, Inc.	09/19/24	M	1.17%	Morgan Stanley Capital Services LLC	1,002,098 USD	(30,048)
Tesco PLC	04/22/19	M	0.14%	Merrill Lynch International	2,579,974 GBP	(732,400)
Tesco PLC	04/22/19	M	0.00%	Credit Suisse Securities (Europe) Limited	150,141 GBP	(1,907)
Tesla, Inc.	09/20/24	M	0.40%	Morgan Stanley Capital Services LLC	2,331,470 USD	167,588
Tetra Tech, Inc.	09/21/24	M	1.17%	Morgan Stanley Capital Services LLC	3,574 USD	11
Tetraphase Pharmaceuticals, Inc.	09/22/24	M	1.17%	Morgan Stanley Capital Services LLC	43,552 USD	(372)
Texas Capital Bancshares, Inc.	09/23/24	M	1.17%	Morgan Stanley Capital Services LLC	190,037 USD	5,303
Textron, Inc.	09/24/24	M	1.17%	Morgan Stanley Capital Services LLC	394,992 USD	(7,533)
TG Therapeutics, Inc.	09/25/24	M	1.00%	Morgan Stanley Capital Services LLC	774,749 USD	8,041
The Bank of N. T. Butterfield & Son Ltd.	04/30/22	M	1.17%	Morgan Stanley Capital Services LLC	7,868 USD	175
Theravance Biopharma, Inc.	09/26/24	M	1.00%	Morgan Stanley Capital Services LLC	491,032 USD	6,583
Thermon Group Holdings, Inc.	09/27/24	M	1.17%	Morgan Stanley Capital Services LLC	95,555 USD	(829)
Third Point Reinsurance Ltd	09/28/24	M	1.17%	Morgan Stanley Capital Services LLC	22,028 USD	727
Thor Industries, Inc.	09/29/24	M	1.17%	Morgan Stanley Capital Services LLC	362,150 USD	573
Tiffany & Co.	09/30/24	M	1.17%	Morgan Stanley Capital Services LLC	307,895 USD	(4,059)
Tile Shop Holdings, Inc.	10/01/24	M	1.17%	Morgan Stanley Capital Services LLC	224,074 USD	(11,020)
Tilly’s, Inc.	10/02/24	M	1.17%	Morgan Stanley Capital Services LLC	132,963 USD	1,732
Time Warner, Inc.	10/03/24	M	1.17%	Morgan Stanley Capital Services LLC	431,294 USD	(3,189)
Timkensteel Corp.	10/04/24	M	1.17%	Morgan Stanley Capital Services LLC	233,505 USD	(30,208)
Titan International, Inc.	10/05/24	M	1.17%	Morgan Stanley Capital Services LLC	514,467 USD	(45,684)
TJX Companies, Inc.	10/06/24	M	1.17%	Morgan Stanley Capital Services LLC	490,002 USD	(3,700)
Toll Brothers, Inc.	10/07/24	M	1.17%	Morgan Stanley Capital Services LLC	356,651 USD	(377)
Topbuild Corp.	10/08/24	M	1.17%	Morgan Stanley Capital Services LLC	223,127 USD	(19,695)
Torchmark Corp.	10/09/24	M	1.17%	Morgan Stanley Capital Services LLC	11,337 USD	(2)
Total System Services, Inc.	10/10/24	M	1.17%	Morgan Stanley Capital Services LLC	43,341 USD	237
TPI Composites, Inc.	10/11/24	M	0.00%	Morgan Stanley Capital Services LLC	488,851 USD	(35,498)
Tractor Supply Company	10/12/24	M	1.17%	Morgan Stanley Capital Services LLC	100,056 USD	(3,323)
Trade Desk, Inc.	10/13/24	M	0.73%	Morgan Stanley Capital Services LLC	797,312 USD	50,266
Transdigm Group, Inc.	10/14/24	M	1.17%	Morgan Stanley Capital Services LLC	731,568 USD	3,550

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Transunion	10/15/24	M	1.17%	Morgan Stanley Capital Services LLC	401,028 USD	$3,337
Travelers Cos., Inc.	10/16/24	M	1.17%	Morgan Stanley Capital Services LLC	68,647 USD	(258)
Treehouse Foods, Inc.	10/17/24	M	1.17%	Morgan Stanley Capital Services LLC	405,807 USD	(16,829)
Trex Company, Inc.	10/18/24	M	1.17%	Morgan Stanley Capital Services LLC	97,926 USD	(384)
Tri Pointe Group, Inc.	10/19/24	M	1.17%	Morgan Stanley Capital Services LLC	128,286 USD	(720)
Trimble, Inc.	10/20/24	M	1.17%	Morgan Stanley Capital Services LLC	97,730 USD	72
Trinet Group, Inc.	10/21/24	M	1.17%	Morgan Stanley Capital Services LLC	332,430 USD	(5,973)
Trinseo SA	10/22/24	M	1.17%	Morgan Stanley Capital Services LLC	15,536 USD	—
TripAdvisor, Inc.	10/23/24	M	0.85%	Morgan Stanley Capital Services LLC	370,146 USD	5,869
Triton International Ltd.	10/24/24	M	1.17%	Morgan Stanley Capital Services LLC	57,915 USD	3,126
Tronox Ltd.	10/25/24	M	1.17%	Morgan Stanley Capital Services LLC	434,928 USD	(7,945)
TrueCar, Inc.	10/26/24	M	1.17%	Morgan Stanley Capital Services LLC	60,266 USD	(270)
Tucows, Inc.	10/27/24	M	1.17%	Morgan Stanley Capital Services LLC	306,066 USD	(6,707)
Turning Point Brands, Inc.	10/28/24	M	0.50%	Morgan Stanley Capital Services LLC	90,758 USD	(15,252)
Twenty First Century Fox, Inc.	10/29/24	M	1.17%	Morgan Stanley Capital Services LLC	980,003 USD	9,468
Twilio, Inc.	10/30/24	M	0.02%	Morgan Stanley Capital Services LLC	286,208 USD	18,702
Twitter, Inc.	10/31/24	M	1.17%	Morgan Stanley Capital Services LLC	571,805 USD	(36,512)
Tyson Foods, Inc.	11/01/24	M	1.17%	Morgan Stanley Capital Services LLC	515,824 USD	2,327
UBI Banca SpA	04/22/19	M	0.72%	Credit Suisse Securities (Europe) Limited	172,427 EUR	3,019
UBI Banca SpA	04/22/19	M	2.22%	JPMorgan Chase Bank, N.A.	353,598 EUR	6,192
UBS Group AG	12/17/18		0.00%	UBS AG	11,240,957 USD	231,385
Ulta Beauty, Inc.	11/02/24	M	1.17%	Morgan Stanley Capital Services LLC	1,004,118 USD	(15,548)
Ultimate Software Group, Inc.	11/03/24	M	1.17%	Morgan Stanley Capital Services LLC	19,061 USD	75
Ultra Clean Holdings, Inc.	11/04/24	M	1.17%	Morgan Stanley Capital Services LLC	45,759 USD	(3,977)
Ultragenyx Pharmaceutical, Inc.	11/05/24	M	1.17%	Morgan Stanley Capital Services LLC	391,681 USD	(11,593)
UMB Financial Corp.	11/06/24	M	1.17%	Morgan Stanley Capital Services LLC	24,678 USD	585
Unifi, Inc.	11/07/24	M	1.17%	Morgan Stanley Capital Services LLC	18,060 USD	18
Unilever PLC	04/22/19	M	0.00%	Credit Suisse Securities (Europe) Limited	406,928 GBP	9,231
Union Pacific Corp.	11/08/24	M	1.17%	Morgan Stanley Capital Services LLC	612,021 USD	(3,498)
Unisys Corp.	11/09/24	M	1.17%	Morgan Stanley Capital Services LLC	206,811 USD	3,738
Unit Corp.	11/10/24	M	1.17%	Morgan Stanley Capital Services LLC	59,370 USD	(52)
United Bankshares, Inc.	11/11/24	M	1.17%	Morgan Stanley Capital Services LLC	115,192 USD	2,115
United Community Banks, Inc	11/12/24	M	1.17%	Morgan Stanley Capital Services LLC	11,628 USD	90
United Continental Holdings, Inc.	11/13/24	M	1.17%	Morgan Stanley Capital Services LLC	601,616 USD	(21,093)
United Insurance Holdings Co.	11/14/24	M	1.17%	Morgan Stanley Capital Services LLC	261,782 USD	(6,214)
United Parcel Service	11/15/24	M	1.17%	Morgan Stanley Capital Services LLC	14,507 USD	(29)
United Rentals, Inc.	11/16/24	M	1.17%	Morgan Stanley Capital Services LLC	617,717 USD	(25,398)
United States Steel Corp.	11/17/24	M	0.90%	Morgan Stanley Capital Services LLC	343,124 USD	(27,216)
United Technologies Corp.	04/22/19	M	1.23%	Deutsche Bank AG	1,767,798 USD	(242,833)
United Technologies Corp.	11/18/24	M	1.17%	Morgan Stanley Capital Services LLC	187,602 USD	584
Uniti Group, Inc.	11/19/24	M	0.15%	Morgan Stanley Capital Services LLC	209,487 USD	(3,228)
Univar, Inc.	11/20/24	M	1.17%	Morgan Stanley Capital Services LLC	177,616 USD	(435)
Universal Display Corp.	11/21/24	M	1.17%	Morgan Stanley Capital Services LLC	548,816 USD	652
Universal Electronics Inc	11/22/24	M	1.17%	Morgan Stanley Capital Services LLC	224,612 USD	2,584
Universal Insurance Holdings	11/23/24	M	1.17%	Morgan Stanley Capital Services LLC	270,474 USD	(12,954)
Unum Group	11/24/24	M	1.17%	Morgan Stanley Capital Services LLC	77,690 USD	(529)
Upland Software, Inc.	11/25/24	M	0.75%	Morgan Stanley Capital Services LLC	20,482 USD	317
Urban Outfitters, Inc.	11/26/24	M	1.17%	Morgan Stanley Capital Services LLC	175,372 USD	(11,463)
US BanCorp.	11/27/24	M	1.17%	Morgan Stanley Capital Services LLC	212,302 USD	2,804
US Concrete, Inc.	11/28/24	M	0.75%	Morgan Stanley Capital Services LLC	547,058 USD	(42,507)
US Foods Holding Corp.	11/29/24	M	1.17%	Morgan Stanley Capital Services LLC	87,606 USD	(3,969)
US Silica Holdings, Inc.	11/30/24	M	0.70%	Morgan Stanley Capital Services LLC	775,239 USD	20,791
Usana Health Sciences, Inc.	12/01/24	M	1.17%	Morgan Stanley Capital Services LLC	13,287 USD	106
USG Corp.	12/02/24	M	1.17%	Morgan Stanley Capital Services LLC	42,734 USD	(1,995)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Utilities Select Sector SPDR Fund	12/31/18	M	1.12%	Bank of America, N.A.	1,150,150 USD	$(4,016)
Utilities Select Sector SPDR Fund	12/31/18	M	1.12%	Bank of America, N.A.	1,169,420 USD	(7,767)
Utilities Select Sector SPDR Fund	12/31/18	M	1.11%	Bank of America, N.A.	1,157,476 USD	(6,752)
Vail Resorts, Inc.	12/03/24	M	1.17%	Morgan Stanley Capital Services LLC	784,045 USD	21,490
Valeo SA	04/22/19	M	0.92%	Credit Suisse Securities (Europe) Limited	232,232 EUR	(8,484)
Validus Holdings Ltd.	12/04/24	M	1.17%	Morgan Stanley Capital Services LLC	44,014 USD	50
Vantiv, Inc.	12/05/24	M	1.17%	Morgan Stanley Capital Services LLC	280,772 USD	5,548
Vantiv, Inc.	04/22/19	M	1.23%	Deutsche Bank AG	4,812,187 USD	(243,787)
Varex Imaging Corp.	12/06/24	M	1.17%	Morgan Stanley Capital Services LLC	30,804 USD	(1,733)
Vasco Data Security International, Inc.	12/07/24	M	1.17%	Morgan Stanley Capital Services LLC	25,443 USD	798
Vectrus, Inc.	12/08/24	M	1.17%	Morgan Stanley Capital Services LLC	64,067 USD	2,984
VEECO Instruments, Inc.	12/09/24	M	1.17%	Morgan Stanley Capital Services LLC	544,654 USD	35,968
Vereit, Inc.	12/10/24	M	1.17%	Morgan Stanley Capital Services LLC	73,001 USD	1,107
Vertex Pharmaceuticals, Inc.	12/11/24	M	1.17%	Morgan Stanley Capital Services LLC	666,363 USD	(10,704)
VF Corp.	12/12/24	M	1.17%	Morgan Stanley Capital Services LLC	282,341 USD	845
Viacom, Inc.	12/13/24	M	1.17%	Morgan Stanley Capital Services LLC	191,871 USD	(630)
Viavi Solutions, Inc.	12/14/24	M	1.17%	Morgan Stanley Capital Services LLC	2,249 USD	(23)
Visa, Inc.	12/15/24	M	1.17%	Morgan Stanley Capital Services LLC	728,066 USD	(1,776)
Visteon Corp.	12/16/24	M	1.17%	Morgan Stanley Capital Services LLC	340,631 USD	1,251
Vistra Energy Corp.	04/22/19	M	1.23%	Deutsche Bank AG	2,982,412 USD	217,356
Vistra Energy Corp.	12/17/24	M	1.17%	Morgan Stanley Capital Services LLC	154,111 USD	(8,992)
VMware, Inc.	12/18/24	M	0.25%	Morgan Stanley Capital Services LLC	385,210 USD	(2,906)
Vonage Holdings Corp.	12/19/24	M	1.17%	Morgan Stanley Capital Services LLC	498,777 USD	2,440
Voyager Therapeutics, Inc.	12/20/24	M	0.20%	Morgan Stanley Capital Services LLC	152,190 USD	(18,972)
Vulcan Materials Co.	12/21/24	M	1.17%	Morgan Stanley Capital Services LLC	573,600 USD	(8,558)
Wabco Holdings, Inc.	12/22/24	M	1.17%	Morgan Stanley Capital Services LLC	338,041 USD	(5,211)
Wabtec Corp.	12/23/24	M	0.75%	Morgan Stanley Capital Services LLC	687,129 USD	(36,702)
Waddell & Reed Financial, Inc.	12/24/24	M	0.70%	Morgan Stanley Capital Services LLC	37,088 USD	(1,024)
Wageworks, Inc.	12/25/24	M	1.17%	Morgan Stanley Capital Services LLC	252,806 USD	(6,912)
Walgreens Boots Alliance, Inc.	12/27/24	M	1.17%	Morgan Stanley Capital Services LLC	398,216 USD	(2,791)
Walker & Dunlop, Inc.	12/28/24	M	1.17%	Morgan Stanley Capital Services LLC	97,188 USD	1,570
Walmart Stores, Inc.	12/26/24	M	1.17%	Morgan Stanley Capital Services LLC	75,687 USD	(55)
Walt Disney Co.	12/29/24	M	1.17%	Morgan Stanley Capital Services LLC	635,490 USD	13,114
Washington Prime Group, Inc.	12/30/24	M	1.17%	Morgan Stanley Capital Services LLC	106,041 USD	(1,358)
Waste Management, Inc.	12/31/24	M	1.17%	Morgan Stanley Capital Services LLC	329,964 USD	(651)
Wayfair, Inc.	01/01/25	M	0.55%	Morgan Stanley Capital Services LLC	992,524 USD	(9,887)
Weatherford International PLC	01/02/25	M	0.50%	Morgan Stanley Capital Services LLC	819,487 USD	(181,280)
Webster Financial Corp.	01/03/25	M	1.17%	Morgan Stanley Capital Services LLC	76,955 USD	521
Wec Energy Group, Inc.	01/04/25	M	1.17%	Morgan Stanley Capital Services LLC	288,884 USD	6,357
Weight Watchers International, Inc.	01/05/25	M	0.65%	Morgan Stanley Capital Services LLC	492,329 USD	19,285
Welbilt, Inc.	01/06/25	M	1.17%	Morgan Stanley Capital Services LLC	401,430 USD	(20,574)
Wells Fargo & Co.	01/07/25	M	1.17%	Morgan Stanley Capital Services LLC	105,890 USD	81
Wendy’s Co.	01/08/25	M	1.17%	Morgan Stanley Capital Services LLC	295,920 USD	(9,426)
Wesco Aircraft Holdings, Inc.	01/09/25	M	1.17%	Morgan Stanley Capital Services LLC	12,757 USD	(1,126)
Westamerica Bancorporation	01/10/25	M	0.05%	Morgan Stanley Capital Services LLC	35,290 USD	691
Westlake Chemical Corp.	01/11/25	M	1.17%	Morgan Stanley Capital Services LLC	495,624 USD	(24,030)
WEX, Inc.	01/12/25	M	1.17%	Morgan Stanley Capital Services LLC	173,119 USD	(7,656)
Weyerhaeuser Co.	01/13/25	M	1.17%	Morgan Stanley Capital Services LLC	29,389 USD	476
Whirlpool Corp.	01/14/25	M	1.17%	Morgan Stanley Capital Services LLC	315,606 USD	(594)
Whitestone REIT	01/15/25	M	0.30%	Morgan Stanley Capital Services LLC	48,963 USD	1,064

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

Reference Instrument	Termination Date	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Whiting Petroleum Corp.	01/16/25	M	1.17%	Morgan Stanley Capital Services LLC	328,026 USD	$(50,506)
WildHorse Resource Development Corp.	01/17/25	M	0.90%	Morgan Stanley Capital Services LLC	546,655 USD	(46,736)
William Lyon Homes	01/18/25	M	1.17%	Morgan Stanley Capital Services LLC	344,035 USD	(9,607)
Willis Towers Watson PLC	01/19/25	M	1.17%	Morgan Stanley Capital Services LLC	58,900 USD	282
Wingstop, Inc.	01/20/25	M	0.85%	Morgan Stanley Capital Services LLC	224,244 USD	8,373
Winnebago Industries	01/21/25	M	1.17%	Morgan Stanley Capital Services LLC	478,118 USD	4,907
wintrust Financial Corp.	01/22/25	M	1.17%	Morgan Stanley Capital Services LLC	14,314 USD	146
WisdomTree Investments, Inc.	01/23/25	M	0.50%	Morgan Stanley Capital Services LLC	201,031 USD	(13,687)
WM Morrison Supermarkets	04/22/19	M	0.00%	Credit Suisse Securities (Europe) Limited	24,220 GBP	(668)
wolverine Worldwide, Inc.	01/24/25	M	1.17%	Morgan Stanley Capital Services LLC	60,327 USD	(54)
Workday, Inc.	01/25/25	M	1.17%	Morgan Stanley Capital Services LLC	886,946 USD	12,897
Workday, Inc.	04/22/19	T	1.19%	Skandinaviska Enskilda Banken AB (publ)	26,878,141 USD	317,896
World Acceptance Corp.	01/26/25	M	1.17%	Morgan Stanley Capital Services LLC	308,752 USD	1,693
World Wrestiling Entertainment, Inc.	01/27/25	M	1.17%	Morgan Stanley Capital Services LLC	311,460 USD	17,586
WPP PLC	04/22/19	M	0.50%	Credit Suisse Securities (Europe) Limited	1,732,166 GBP	80,819
WPX Energy, Inc.	01/28/25	M	1.17%	Morgan Stanley Capital Services LLC	302,576 USD	(35,301)
Wyndham Worldwide Corp.	01/29/25	M	1.17%	Morgan Stanley Capital Services LLC	440,774 USD	(10,192)
Wynn Resorts Ltd.	01/30/25	M	1.17%	Morgan Stanley Capital Services LLC	1,289,484 USD	(15,403)
Xencor, Inc.	01/31/25	M	1.17%	Morgan Stanley Capital Services LLC	139,191 USD	(2,521)
XL Group Ltd.	02/01/25	M	1.17%	Morgan Stanley Capital Services LLC	146,854 USD	2,979
Xperi Corp.	02/02/25	M	1.17%	Morgan Stanley Capital Services LLC	57,630 USD	21
XPO Logistics, Inc.	02/03/25	M	1.17%	Morgan Stanley Capital Services LLC	311,615 USD	(25,253)
Xylem, Inc.	02/04/25	M	1.17%	Morgan Stanley Capital Services LLC	270,094 USD	(2,024)
YRC Worldwide, Inc.	02/05/25	M	1.17%	Morgan Stanley Capital Services LLC	284,928 USD	(4,728)
Yum China Holdings, Inc.	02/06/25	M	1.17%	Morgan Stanley Capital Services LLC	698,930 USD	10,546
ZAGG, Inc.	02/07/25	M	1.17%	Morgan Stanley Capital Services LLC	204,522 USD	16,664
Zayo Group Holdings, Inc.	02/08/25	M	1.17%	Morgan Stanley Capital Services LLC	835,770 USD	(6,325)
Zendesk, Inc.	02/09/25	M	1.17%	Morgan Stanley Capital Services LLC	98,148 USD	959
Zillow Group, Inc.	02/10/25	M	1.17%	Morgan Stanley Capital Services LLC	273,229 USD	2,919
Zions Bancorporation	02/11/25	M	1.17%	Morgan Stanley Capital Services LLC	313,915 USD	(3,468)
Zogenix, Inc.	02/12/25	M	1.17%	Morgan Stanley Capital Services LLC	259,297 USD	(3,391)
Zumiez, Inc.	02/13/25	M	1.17%	Morgan Stanley Capital Services LLC	252,094 USD	(9,093)

Total Sells						$(28,590,511)

Total OTC Total Return Swaps Outstanding						$(28,563,330)

Centrally Cleared Interest Rate Swaps Outstanding at December 31, 2017

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	BRL-CDI	8.25%	1T/1T	01/02/20	Credit Suisse Securities (USA) LLC	25,675,587 BRL	$36,677	$—	$36,677
Pays	BRL-CDI	8.28%	1T/1T	01/02/20	Credit Suisse Securities (USA) LLC	24,911,261 BRL	41,009	—	41,009
Pays	BRL-CDI	8.37%	1T/1T	01/02/20	Credit Suisse Securities (USA) LLC	25,297,577 BRL	54,998	—	54,998
Pays	BRL-CDI	8.38%	1T/1T	01/02/20	Credit Suisse Securities (USA) LLC	25,297,577 BRL	57,261	—	57,261

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	1.90%	6M/3M	09/25/24	Morgan Stanley & Co. LLC	5,029,000 USD	$(131,086)	$—	$(131,086)
Pays	3-Month USD LIBOR	1.93%	6M/3M	09/25/24	Morgan Stanley & Co. LLC	8,960,000 USD	(217,237)	(7,463)	(209,774)
Pays	3-Month USD LIBOR	1.95%	6M/3M	06/26/24	Morgan Stanley & Co. LLC	6,282,000 USD	(136,020)	(9,026)	(126,994)
Pays	3-Month USD LIBOR	1.96%	6M/3M	06/26/24	Morgan Stanley & Co. LLC	6,581,000 USD	(139,461)	—	(139,461)
Pays	3-Month USD LIBOR	1.98%	6M/3M	07/25/24	Morgan Stanley & Co. LLC	3,506,000 USD	(70,742)	—	(70,742)
Pays	3-Month USD LIBOR	1.98%	6M/3M	09/25/24	Morgan Stanley & Co. LLC	5,839,000 USD	(123,603)	—	(123,603)
Pays	3-Month USD LIBOR	1.99%	6M/3M	06/26/24	Morgan Stanley & Co. LLC	2,320,000 USD	(45,098)	(11,818)	(33,280)
Pays	3-Month USD LIBOR	1.99%	6M/3M	05/25/24	Morgan Stanley & Co. LLC	3,193,000 USD	(58,994)	(1,176)	(57,818)
Pays	3-Month USD LIBOR	1.99%	6M/3M	09/25/24	Morgan Stanley & Co. LLC	4,571,000 USD	(93,030)	—	(93,030)
Pays	3-Month USD LIBOR	2.01%	6M/3M	04/25/24	Morgan Stanley & Co. LLC	3,441,000 USD	(59,013)	—	(59,013)
Pays	3-Month USD LIBOR	2.03%	6M/3M	05/25/24	Morgan Stanley & Co. LLC	11,661,000 USD	(188,356)	—	(188,356)
Pays	3-Month USD LIBOR	2.03%	6M/3M	06/26/24	Morgan Stanley & Co. LLC	3,564,000 USD	(59,014)	(21,618)	(37,396)
Pays	3-Month USD LIBOR	2.05%	6M/3M	04/25/24	Morgan Stanley & Co. LLC	21,022,000 USD	(315,753)	—	(315,753)
Pays	3-Month USD LIBOR	2.07%	6M/3M	05/25/24	Morgan Stanley & Co. LLC	3,462,000 USD	(47,928)	—	(47,928)
Pays	3-Month USD LIBOR	2.07%	6M/3M	07/25/24	Morgan Stanley & Co. LLC	1,877,000 USD	(27,337)	(168)	(27,169)
Pays	3-Month USD LIBOR	2.08%	6M/3M	05/25/24	Morgan Stanley & Co. LLC	5,886,000 USD	(76,192)	—	(76,192)
Pays	3-Month USD LIBOR	2.09%	6M/3M	08/25/24	Morgan Stanley & Co. LLC	7,052,000 USD	(95,746)	—	(95,746)
Pays	3-Month USD LIBOR	2.13%	6M/3M	10/25/24	Morgan Stanley & Co. LLC	3,112,000 USD	(37,949)	(134)	(37,815)
Pays	3-Month USD LIBOR	2.13%	6M/3M	05/25/24	Morgan Stanley & Co. LLC	15,250,000 USD	(153,057)	—	(153,057)
Pays	3-Month USD LIBOR	2.13%	6M/3M	04/25/24	Morgan Stanley & Co. LLC	10,293,000 USD	(101,322)	—	(101,322)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	3-Month USD LIBOR	2.17%	6M/3M	04/25/24	Morgan Stanley & Co. LLC	2,609,000 USD	$(19,316)	$—	$(19,316)
Pays	3-Month USD LIBOR	2.20%	6M/3M	11/27/24	Morgan Stanley & Co. LLC	4,794,000 USD	(37,551)	—	(37,551)
Pays	3-Month USD LIBOR	2.20%	6M/3M	11/27/24	Morgan Stanley & Co. LLC	5,689,000 USD	(44,379)	—	(44,379)
Pays	3-Month USD LIBOR	2.20%	6M/3M	01/30/24	Morgan Stanley & Co. LLC	34,029,500 USD	(179,125)	(25,588)	(153,537)
Pays	3-Month USD LIBOR	2.22%	6M/3M	03/27/24	Morgan Stanley & Co. LLC	10,599,000 USD	(50,668)	—	(50,668)
Pays	3-Month USD LIBOR	2.22%	6M/3M	11/27/24	Morgan Stanley & Co. LLC	4,569,000 USD	(30,061)	(1,503)	(28,558)
Pays	3-Month USD LIBOR	2.24%	6M/3M	11/27/24	Morgan Stanley & Co. LLC	3,288,000 USD	(17,617)	(181)	(17,436)
Pays	3-Month USD LIBOR	2.24%	6M/3M	02/25/24	Morgan Stanley & Co. LLC	2,350,000 USD	(6,884)	—	(6,884)
Pays	3-Month USD LIBOR	2.25%	6M/3M	12/27/24	Morgan Stanley & Co. LLC	7,666,000 USD	(26,883)	(370)	(26,513)
Pays	3-Month USD LIBOR	2.26%	6M/3M	04/26/24	Morgan Stanley & Co. LLC	3,000,000 USD	(6,912)	—	(6,912)
Pays	3-Month USD LIBOR	2.28%	6M/3M	12/27/24	Morgan Stanley & Co. LLC	2,327,000 USD	(4,405)	(117)	(4,288)
Pays	3-Month USD LIBOR	2.28%	6M/3M	12/27/24	Morgan Stanley & Co. LLC	6,941,000 USD	(19,113)	—	(19,113)
Pays	3-Month USD LIBOR	2.31%	6M/3M	12/27/24	Morgan Stanley & Co. LLC	9,114,000 USD	(9,456)	—	(9,456)
Pays	3-Month USD LIBOR	2.33%	6M/3M	01/25/25	Morgan Stanley & Co. LLC	4,857,000 USD	5,008	—	5,008
Pays	3-Month USD LIBOR	2.35%	6M/3M	01/25/25	Morgan Stanley & Co. LLC	7,532,000 USD	17,315	—	17,315
Pays	3-Month USD LIBOR	2.35%	6M/3M	01/25/25	Morgan Stanley & Co. LLC	5,299,000 USD	12,182	—	12,182
Pays	3-Month USD LIBOR	2.38%	6M/3M	01/25/25	Morgan Stanley & Co. LLC	8,274,000 USD	33,008	—	33,008
Receives	3-Month USD LIBOR	1.18%	3M/6M	02/22/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000,000 USD	430,884	—	430,884
Receives	6-Month GBP LIBOR	1.34%	6M/6M	12/14/67	Credit Suisse Securities (USA) LLC	236,000 USD	(6,015)	7	(6,022)
Receives	6-Month GBP LIBOR	1.37%	6M/6M	01/05/67	Credit Suisse Securities (USA) LLC	2,693,653 GBP	(102,272)	95	(102,367)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	6-Month GBP LIBOR	1.41%	6M/6M	08/04/67	Credit Suisse Securities (USA) LLC	3,461,000 USD	$(209,687)	$123	$(209,810)
Receives	6-Month GBP LIBOR	1.44%	6M/6M	01/07/47	Credit Suisse Securities (USA) LLC	3,507,681 GBP	(5,526)	—	(5,526)
Receives	3-Month USD LIBOR	1.52%	3M/6M	05/25/19	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,200,000 USD	109,283	—	109,283
Receives	3-Month USD LIBOR	1.52%	3M/6M	08/25/28	Morgan Stanley & Co. LLC	1,500,000 USD	130,210	—	130,210
Receives	6-Month GBP LIBOR	1.56%	6M/6M	11/29/46	Credit Suisse Securities (USA) LLC	2,761,160 GBP	(112,894)	—	(112,894)
Receives	3-Month USD LIBOR	1.56%	3M/6M	09/26/26	Morgan Stanley & Co. LLC	3,600,000 USD	237,079	—	237,079
Receives	6-Month GBP LIBOR	1.60%	6M/6M	12/03/46	Credit Suisse Securities (USA) LLC	1,791,270 GBP	(96,982)	—	(96,982)
Receives	3-Month USD LIBOR	1.62%	3M/6M	07/25/26	Morgan Stanley & Co. LLC	1,900,000 USD	112,557	4,658	107,899
Receives	3-Month USD LIBOR	1.77%	3M/6M	10/24/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	285,724	—	285,724
Receives	3-Month USD LIBOR	1.86%	3M/6M	12/11/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	121,732	—	121,732
Receives	3-Month USD LIBOR	1.86%	3M/6M	05/25/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,200,000 USD	120,362	—	120,362
Receives	3-Month USD LIBOR	1.96%	3M/6M	11/25/26	Morgan Stanley & Co. LLC	1,100,000 USD	37,975	—	37,975
Receives	3-Month USD LIBOR	2.04%	3M/6M	10/26/25	Morgan Stanley & Co. LLC	3,900,000 USD	86,931	—	86,931
Receives	3-Month USD LIBOR	2.18%	3M/6M	06/26/27	Morgan Stanley & Co. LLC	5,600,000 USD	108,800	—	108,800
Receives	3-Month USD LIBOR	2.19%	3M/6M	05/25/27	Morgan Stanley & Co. LLC	1,500,000 USD	26,386	—	26,386
Receives	3-Month USD LIBOR	2.27%	3M/6M	01/25/26	Morgan Stanley & Co. LLC	2,000,000 USD	13,718	—	13,718
Receives	3-Month USD LIBOR	2.30%	3M/6M	01/26/25	Morgan Stanley & Co. LLC	2,430,000 USD	3,600	—	3,600
Receives	3-Month USD LIBOR	2.33%	3M/6M	08/25/25	Morgan Stanley & Co. LLC	35,250,000 USD	32,286	229,547	(197,261)
Receives	3-Month USD LIBOR	2.34%	3M/6M	01/25/27	Morgan Stanley & Co. LLC	1,000,000 USD	4,524	—	4,524

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Freqency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	3-Month USD LIBOR	2.40%	3M/6M	01/25/27	Morgan Stanley & Co. LLC	5,900,000 USD	$(2,032)	$—	$(2,032)
Receives	3-Month USD LIBOR	2.41%	3M/6M	02/27/27	Morgan Stanley & Co. LLC	2,300,000 USD	(2,983)	—	(2,983)
Receives	3-Month USD LIBOR	2.41%	3M/6M	12/22/22	Merrill Lynch, Pierce, Fenner & Smith, Inc.	50,000,000 USD	(403,833)	—	(403,833)
Receives	3-Month USD LIBOR	2.41%	3M/6M	11/27/27	Morgan Stanley & Co. LLC	1,700,000 USD	480	—	480
Receives	3-Month USD LIBOR	2.53%	3M/6M	09/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	(29,004)	—	(29,004)
Receives	3-Month USD LIBOR	2.58%	3M/6M	03/27/27	Morgan Stanley & Co. LLC	300,000 USD	(4,515)	—	(4,515)

Total Centrally Cleared Interest Rate Swaps Outstanding							$(1,485,062)	$155,268	$(1,640,330)

Abbreviation Legend:
M	Monthly
T	At Maturity
1Y	Yearly
3M	Quarterly
6M	Semi-Annually
28D	28 Days
ADR	American Depository Receipt
BADLARPP	BADLAR Private Banks
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
ISE	Istanbul Stock Exchange
KRX FM	Korea Exchange (Futures Market)
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MTN	Medium Term Note
MYX	Bursa Malaysia
Nasdaq OMX	Nasdaq OMX Nordic
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
TFEX	Thailand Futures Exchange
Currency Legend:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2017 (Unaudited)

CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended December 31, 2017 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) that commenced operations offering Class I Shares on June 16, 2014. The Trust consists of a single series, Blackstone Alternative Multi- Strategy Fund (the “Fund”). The Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of September 30, 2017, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. The Fund’s investment objective is to seek capital appreciation. The Investment Adviser seeks to achieve the Fund’s objectives by allocating the Fund’s assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds, and may also manage a portion of the Fund’s assets directly. In pursuing the Fund’s investment objective, the Adviser focuses on the preservation of capital and seeks to maintain an investment portfolio with, on average, lower volatility relative to the broker equity markets. Each discretionary Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, substantially in securities (with only de minimis exposure to commodity interests). The consolidated financial statements include the financial statements of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary III and the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of the schedule of investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2017 (Unaudited)

3. Significant Accounting Policies

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. The Board has established procedures for determining the fair value of securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), to which the Board has delegated responsibility for providing oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, by the FVC in good faith, and such determinations shall be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made during the period ending December 31, 2017.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

•	Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2017 (Unaudited)

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”), as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of December 31, 2017, certain foreign equity securities were classified in Level 2 as a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments. At December 31, 2017, the Fund had $510,976,128 invested in State Street Institutional U.S. Government Money Market Fund (GVMXX—Premier Class). Investments in money market funds are categorized as Level 1 within the fair value hierarchy and are valued at net asset value.

The State Street Institutional U.S. Government Money Market Fund invests only in obligations issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments and maintains a fixed $1.00 share price. Additionally, the State Street Institutional U.S. Government Money Market Fund is not subject to liquidity fees or redemption gates.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price or ask price for securities sold short. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2017 (Unaudited)

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At December 31, 2017, the total fair value of Level 3 investments was $27,151,990. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investments in Investee Funds

The fair value of investments in unaffiliated hedge funds, (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At December 31, 2017, the Fund had an outstanding commitment of $1,257 related to held bank debt.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2017 (Unaudited)

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of December 31, 2017, the face value of open reverse repurchase agreements for the Fund was $171,128,000.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA (see Note 4) or securities lending agreements and related collateral governed by a securities lending agreement (“SLA”).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of December 31, 2017, the market value of securities loaned for the Fund amounted to $13,567,881 and the Fund had received cash collateral of $14,031,216. The market value of securities on loan are classified as common stock, corporate and convertible bonds and notes in the Fund’s Consolidated Schedule of Investments In addition, the value of the related collateral is shown separately as securities lending collateral payable. All of the security lending agreements are continuous.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2017 (Unaudited)

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2017 (Unaudited)

realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2017 (Unaudited)

rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset. Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2017 (Unaudited)

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of December 31, 2017.

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,571,465,371	$52,507,864	$3,584,885	$1,627,558,120
Preferred Stock	198,581,267	6,206,403	3,532,000	208,319,670
Asset-Backed Securities	—	258,664,922	—	258,664,922
Convertible Bonds	—	53,610,448	—	53,610,448
Bank Debt	—	21,751,740	5,967,140	27,718,880
Corporate Bonds & Notes	—	138,020,353	14,067,965	152,088,318
Sovereign Debt	—	280,382,839	—	280,382,839
Mortgage-Backed Securities	—	1,331,078,312	—	1,331,078,312
U.S. Government Sponsored Agency Securities	—	28,605,571	—	28,605,571
U.S. Treasury Obligations	—	118,133,688	—	118,133,688
Exchange-Traded Funds	88,506,491	—	—	88,506,491
Purchased Options	3,201,526	1,902,964	—	5,104,490
Short-Term Investment—Money Market Fund	510,976,128	—	—	510,976,128
Subtotal	$2,372,730,783	$2,290,865,104	$27,151,990	$4,690,747,877
Investments Valued at NAV				339,324,658
Total Investments in Securities	$2,372,730,783	$2,290,865,104	$27,151,990	$5,030,072,535
Forward Foreign Currency Exchange Contracts	—	6,934,039	—	6,934,039
Futures Contracts	62,471,914	—	—	62,471,914
Centrally Cleared Credit Default Swaps	—	20,395,604	—	20,395,604
OTC Credit Default Swaps	—	236,234	—	236,234
OTC Cross Currency Swaps	—	4,957	—	4,957
OTC Total Return Swaps	—	27,463,567	—	27,463,567
Centrally Cleared Interest Rate Swaps	—	2,119,989	—	2,119,989
Total Assets	$2,435,202,697	$2,348,019,494	$27,151,990	$5,149,698,839

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$1,328,275,026	$76,844,944	$—	$1,405,119,970
Options Written	66,489	251,224	—	317,713
Reverse Repurchase Agreements	—	171,450,274	—	171,450,274
Securities Lending Collateral Payable	—	14,031,216	—	14,031,216
Forward Foreign Currency Exchange Contracts	—	8,797,130	—	8,797,130
Futures Contracts	51,723,890	—	—	51,723,890
Centrally Cleared Credit Default Swaps	—	558,046	—	558,046
OTC Credit Default Swaps	—	16,644,622	—	16,644,622
OTC Cross Currency Swaps	—	11,771	—	11,771
OTC Total Return Swaps	—	56,026,897	—	56,026,897
Centrally Cleared Interest Rate Swaps	—	3,605,051	—	3,605,051
Total Liabilities	$1,380,065,405	$348,221,175	$—	$1,728,286,580

Investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity (1)(2)	N/A	—	N/A	—	12 months	339,324,658	339,324,658

(1)	The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended December 31, 2017 (Unaudited)

(2)	Investments are redeemable quarterly upon 30—45 days written notice.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B)	Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

During the period ended December 31, 2017, the amount of transfers from Level 1 to Level 2 was $21,800,169 and $(551,645) for common stock and securities sold short, respectively, as a result of the Fair Value Trigger. For more detail on the fair value of foreign equity securities, please refer to the discussion of fair value measurements for exchange-traded securities in Note 3.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers out of Level 3 were primarily related to an update to the valuation methodology that is based on observable inputs.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Assets: Investment in Securities	Common Stock	Preferred Stock	Bank Debt	Corporate Bonds & Notes	Total
Balance as of March 31, 2017	$—	$—	$2,879,336	$—	$2,879,336
Transfers In	—	—	—	—	—
Transfers Out	—	—	(1,601,487)	—	(1,601,487)
Purchases	2,206,083	3,532,000	6,200,566	13,866,985	25,805,634
Sales	—	—	(763,671)	—	(763,671)
Amortization	—	—	472,863	353,115	825,978
Net realized gain	—	—	8,456	—	8,456
Net change in unrealized appreciation (depreciation)	1,378,802	—	(1,228,923)	(152,135)	(2,256)

Balance as of December 31, 2017	$3,584,885	$3,532,000	$5,967,140	$14,067,965	$27,151,990

Net change in unrealized appreciation (depreciation) related to investments still held as of December 31, 2017	$1,378,802	$—	$(1,005,296)	$(152,135)	$221,371

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of December 31, 2017.

Assets	Fair Value at December 31, 2017	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Investments in Securities:
Common Stock	$3,584,885	Weighted Average of Income Approach, Market Multiple Approach and Comparable Transaction Approach	Discount Rate and Price to Tangible Book Value	9% to 11% and 7.50x to 9x
Preferred Stock	3,532,000	Weighted Average of Income Approach, Market Multiple Approach and Comparable Transaction Approach	Discount Rate and Price to Tangible Book Value	9% to 11% and 7.50x to 9x
Bank Debt	5,967,140	Broker-dealer Quotations	Indicative Bid	N/A
Corporate Bonds & Notes	14,067,965	Broker-dealer Quotations	Indicative Bid	N/A

Total Investments in Securities	$27,151,990

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Alternative Investment Funds

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

February 27, 2018

By:	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

February 27, 2018